UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811‑05542
Name of Fund: BlackRock Income Trust, Inc. (BKT)
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800) 882‑0052, Option 4
Date of fiscal year end: 12/31/2026
Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
BlackRock Income Trust, Inc. (BKT)
BlackRock Limited Duration Income Trust (BLW)
BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices
BlackRock Debt Strategies Fund, Inc.’s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA), BlackRock Income Trust, Inc.’s (BKT), BlackRock Limited Duration Income Trust’s (BLW) and BlackRock Multi-Sector Income Trust’s (BIT) (collectively, the “Funds" or individually, a “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2026
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
DSU	$ 0.299858	$ —	$ —	$ 0.292522	$ 0.592380	51%	— %	— %	49%	100%
FRA	0.365686	—	—	0.377354	0.743040	49	—	—	51	100
BKT	0.234070	—	—	0.295130	0.529200	44	—	—	56	100
BLW	0.476197	—	—	0.203003	0.679200	70	—	—	30	100
BIT	0.424616	—	—	0.317584	0.742200	57	—	—	43	100

(a)
Each Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at blackrock.com.
Managed Distribution Plan
The Funds, each with the approval of its Board of Directors or Board of Trustees, as applicable (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Funds currently distribute the following fixed amounts per share on a monthly basis:
Fund Name	Amount Per Common Share
DSU	$ 0.098730
FRA	0.123840
BKT	0.088200
BLW	0.113200
BIT	0.123700
The fixed amounts distributed per share are subject to change at the discretion of each Fund’s Board. Each Fund is currently not relying on any exemptive relief from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Fund will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Fund may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Fund’s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund’s total return performance is presented in its financial highlights table.
Each Fund’s Board may amend, suspend or terminate a Fund’s Plan at any time without prior notice to the Fund’s shareholders if it deems such actions to be in the best interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to each Fund’s prospectus for a more complete description of a Fund’s risks.

2026 BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026

BlackRock Debt Strategies Fund, Inc. (DSU)
Investment Objective
BlackRock Debt Strategies Fund, Inc.’s (DSU) (the “Fund”) primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (BBB or lower by S&P Global Ratings ("S&P") or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated debt instruments, which are in the judgment of the investment adviser of equivalent quality. The Fund may invest directly in debt instruments or synthetically through the use of derivatives. The Fund’s secondary investment objective is to seek to provide capital appreciation.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	DSU
Initial Offering Date	March 27, 1998
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($9.70)(a)	12.21%
Current Monthly Distribution per Common Share(b)	$0.098730
Current Annualized Distribution per Common Share(b)	$1.184760
Leverage as of June 30, 2026(c)	15%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 9.70	$ 10.18	(4.72)%	$ 10.38	$ 9.35
Net Asset Value	9.61	10.14	(5.23)	10.18	9.60
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.67%	4.47%	6.15%	6.76%
Fund at Market Price(a)(b)	1.21	3.35	6.84	8.12
Reference Benchmark(c)	1.64	5.14	5.12	5.68
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(d)	1.96	5.91	4.17	5.81
Morningstar LSTA U.S. Leveraged Loan Index(e)	1.31	4.36	6.01	5.50

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (50%) and the Morningstar LSTA Leveraged Loan Index (50%). The
Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

(e)	A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contribution to absolute performance, followed by high yield bonds. In terms of credit tiers, BB rated issues were the leading contributors, followed by those rated B. At the sector level, the largest contributions came from consumer cyclical issues.
Fund Summary

Fund Summary as of June 30, 2026(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
Holdings in the technology and aerospace & defense sectors detracted. An allocation to CCC rated debt weighed on performance, as well. A small weighting in equities also detracted, as did the Fund’s use of loan index products (a form of derivative).
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The most notable change at the sector level occurred in technology, where the Fund moved from an overweight at the start of the period to a modest underweight at the end of June. Other sector positioning changes were largely muted. The Fund also increased its underweight in B rated securities while trimming its underweight in BBs.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
Bank loans remained the largest allocation in the portfolio, with high yield bonds also having a meaningful weighting. The Fund was overweight in securities rated BBB and B2, and it was underweight in BBs, B1s, B3s, and CCCs. The top sector overweights included property & casualty insurance, diversified manufacturing, and building materials. Midstream energy, cable & satellite, and technology were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	70.5%
Corporate Bonds	19.5
Investment Companies	7.1
Short-Term Securities	1.1
Other*	1.8

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AA/Aa	0.1%
A	1.0
BBB/Baa	8.7
BB/Ba	31.9
B	46.5
CCC/Caa	3.7
C	— (c)
N/R	8.1

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Investment Objective
BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($10.99)(a)	13.52%
Current Monthly Distribution per Common Share(b)	$0.123840
Current Annualized Distribution per Common Share(b)	$1.486080
Leverage as of June 30, 2026(c)	19%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 10.99	$ 11.78	(6.71)%	$ 12.18	$ 10.54
Net Asset Value	11.38	12.10	(5.95)	12.15	11.38
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.45%	3.63%	6.14%	6.00%
Fund at Market Price(a)(b)	(0.36)	(5.10)	6.58	6.68
Morningstar LSTA U.S. Leveraged Loan Index(c)	1.31	4.36	6.01	5.50

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contribution to absolute performance. In terms of credit tiers, BBB and B rated issues were the leading contributors, followed by BBs. At the sector level, the largest contributions came from consumer cyclical and chemical issues.
Holdings in CCC rated securities detracted, as did the Fund’s positions in the technology and aerospace/defense sectors.
Fund Summary

Fund Summary as of June 30, 2026(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Fund reduced its weightings in B1 and B3 rated issues, and it added to its overweight in BBs. The portfolio’s overall asset allocation was largely unchanged.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs and BBs, and it was underweight in Bs and CCCs. The top sector overweights included building materials, property and casualty insurance, and diversified manufacturing. Technology, healthcare, and consumer cyclical services were among the largest underweights. The Fund had limited out-of-benchmark allocations to high yield bonds, investment-grade corporate bonds, and equities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	92.8%
Investment Companies	4.2
Corporate Bonds	1.4
Other*	1.6

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AA/Aa	0.1%
A	0.9
BBB/Baa	11.2
BB/Ba	30.4
B	49.3
CCC/Caa	3.0
C	— (c)
N/R	5.1

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026

BlackRock Income Trust, Inc. (BKT)
Investment Objective
BlackRock Income Trust, Inc.’s (BKT) (the “Fund”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P Global Ratings ("S&P") or Aaa by Moody’s Investors Service, Inc ("Moody’s"). The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($10.72)(a)	9.87%
Current Monthly Distribution per Common Share(b)	$0.088200
Current Annualized Distribution per Common Share(b)	$1.058400
Leverage as of June 30, 2026(c)	26%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 10.72	$ 11.04	(2.90)%	$ 11.19	$ 10.24
Net Asset Value	11.01	11.51	(4.34)	11.59	10.90
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.43%	1.77%	(1.15)%	0.93%
Fund at Market Price(a)(b)	1.95	0.35	(2.79)	1.21
FTSE Mortgage Index(c)	0.98	5.14	0.37	1.35

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	An unmanaged index that includes all outstanding government sponsored fixed rate mortgage-backed securities, weighted in proportion to their current market capitalization.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
The Fund’s allocation to both passthrough agency mortgage-backed securities (“MBS”) and MBS derivatives contributed positively through income generation and the benefit of narrowing spreads relative to Treasuries. Within agency MBS derivatives, contributions came from fixed and floating rate collateralized loan obligations (“CMOs”) as well as interest-only (“IO”) and principal-only (“PO”) securities.
Tactical positioning with respect to portfolio duration and corresponding interest rate sensitivity detracted from performance. Specifically, the Fund had an above-benchmark duration to start the period that weighed on performance as the Treasury curve moved higher in the wake of the late-February launch of the U.S.-Iran conflict.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Fund Summary

Fund Summary as of June 30, 2026(continued)

BlackRock Income Trust, Inc. (BKT)
Describe recent portfolio activity.
The Fund’s allocation to well-structured agency CMOs, which serve as a source of high-quality income, was increased over the period. Additionally, the Fund’s exposure to agency MBS passthroughs and commercial mortgage-backed securities (“CMBS”) increased modestly.
The  Fund held derivatives during the period as a part of its investment strategy and can sometimes have notional derivative exposure greater than 20%. Derivatives are used by the portfolio management team as a means to hedge and/or take outright views on interest rates and/or credit risk positions in the portfolio. Specifically, the portfolio used Treasury futures to express duration bias and curve bias. The  Fund also tactically allocates to mortgage derivatives to gain market exposure to specific collateral stories when relative value opportunities present themselves.
Describe portfolio positioning at period end.
The  Fund continued to hold a substantial allocation to agency MBS passthroughs, well-structured agency CMOs, and IO securities. The  Fund maintained an allocation to CMBS, which was the only meaningful exposure held within non-agency securitized assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
U.S. Government Sponsored Agency Securities	91.2%
Non-Agency Mortgage-Backed Securities	6.6
U.S. Treasury Obligations	2.0
Other*	0.2

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AAA/Aaa(c)	34.3%
AA/Aa	62.2
CCC/Caa	— (d)
N/R	3.5

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities, short investments and options, if any.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury
Obligations to be of similar credit quality as investments rated AAA/Aaa.

(d)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026

BlackRock Limited Duration Income Trust (BLW)
Investment Objective
BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:
• intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
• senior, secured floating rate loans made to corporate and other business entities; and
• U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($12.49)(a)	10.88%
Current Monthly Distribution per Common Share(b)	$0.113200
Current Annualized Distribution per Common Share(b)	$1.358400
Leverage as of June 30, 2026(c)	35%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 12.49	$ 13.74	(9.10)%	$ 13.81	$ 12.16
Net Asset Value	13.25	13.90	(4.68)	13.96	13.24
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.42%	4.82%	4.05%	6.22%
Fund at Market Price(a)(b)	(4.24)	(2.59)	2.97	6.45
Reference Benchmark(c)	1.40	4.69	4.22	4.63
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(d)	1.96	5.91	4.17	5.81
Morningstar LSTA Leveraged Loan Index(e)	1.31	4.36	6.01	5.50
BATS S Benchmark(f)	0.91	3.79	2.39	2.46

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%), the Morningstar LSTA Leveraged Loan Index (33.33%), and the
BATS S Benchmark (33.34%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

(e)	A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
(f)
A composite index comprised of Bloomberg ABS 1-3 Year AAA Rated ex Home Equity Index, Bloomberg Corporate 1-5 year Index, Bloomberg CMBS Investment Grade 1-3.5 Yr. Index,
Bloomberg MBS 15 Yr Index and Bloomberg Credit Ex-Corporate 1-5 Yr Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
Fund Summary

Fund Summary as of June 30, 2026(continued)

BlackRock Limited Duration Income Trust (BLW)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
The largest contributors to the  Fund’s absolute performance over the period included allocations to credit-oriented sectors including high yield corporate bonds, capital securities, emerging market debt, collateralized loan obligations (“CLOs”) and non-agency residential mortgage-backed securities (“MBS”).
The  Fund’s stance with respect to overall portfolio duration and positioning along the yield curve weighed on return. In addition, exposure to floating rate bank loans and the use of Treasury derivatives detracted from performance.
Derivatives are used by the portfolio management team to hedge and/or take outright views on interest rates, credit risk, and/or foreign exchange positions in the portfolio. During the period, derivatives had a negative impact on the  Fund’s performance. Private credit exposure was marginal over the period and did not have a material impact on performance.
Describe recent portfolio activity.
The Fund shifted duration (and corresponding interest rate sensitivity) tactically, extending duration during the first quarter as a hedge against potential credit spread widening. Duration was trimmed in the second quarter as stubborn inflation, resilient growth and firm labor market data pushed yields higher with markets pricing in U.S. Federal Reserve rate hikes.
Across spread sectors, high yield corporate bonds remained the largest allocation and this exposure was increased early in the period based on incremental income and sound credit fundamentals, before being reduced later in the period. The allocation to floating rate bank loans was essentially held steady. Exposure to investment grade corporate bonds was increased on sector weakness driven by the late-February launch of the U.S.-Iran conflict and subsequently pared back as risk assets recovered. Emerging markets exposure was increased based on attractive income and a supportive macroeconomic backdrop, while the U.S. Treasury allocation was reduced.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe portfolio positioning at period end.
At period end, the Fund maintained diversified exposure to non-government spread sectors including high yield and investment grade corporate bonds, bank loans, capital securities and CLOs. The Fund also held modest exposure to U.S. Treasuries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026(continued)

BlackRock Limited Duration Income Trust (BLW)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	43.1%
Floating Rate Loan Interests	37.7
Preferred Securities	5.3
Asset-Backed Securities	4.1
Investment Companies	3.4
Non-Agency Mortgage-Backed Securities	3.0
U.S. Government Sponsored Agency Securities	1.6
Other*	1.8

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AAA/Aaa(c)	3.2%
AA/Aa	0.7
A	1.6
BBB/Baa	10.3
BB/Ba	33.8
B	38.1
CCC/Caa	4.7
C	— (d)
D	— (d)
N/R	7.6

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Funds’ net assets. Please refer to the Schedule of Investments for details.
Fund Summary

Fund Summary as of June 30, 2026

BlackRock Multi-Sector Income Trust (BIT)
Investment Objective
BlackRock Multi-Sector Income Trust’s (BIT) (the “Fund”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Fund may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($12.52)(a)	11.86%
Current Monthly Distribution per Common Share(b)	$0.123700
Current Annualized Distribution per Common Share(b)	$1.484400
Leverage as of June 30, 2026(c)	37%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 12.52	$ 13.06	(4.13)%	$ 13.40	$ 12.21
Net Asset Value	13.30	13.91	(4.39)	13.98	13.26
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	1.29%	3.28%	3.51%	6.69%
Fund at Market Price(a)(b)	1.56	(4.05)	2.13	7.10
Bloomberg U.S. Aggregate Bond Index(c)	0.62	3.79	0.08	1.54

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	A broad-based flagship benchmark that measures the investment grade, USD-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positive contributions to the Fund’s performance over the period were highlighted by exposure to U.S. high yield corporate bonds. In addition, exposure to agency and non-agency residential mortgage-backed securities (“MBS”), emerging market debt and capital securities proved additive.
The Fund’s stance with respect to overall portfolio duration and positioning along the yield curve weighed most heavily on return, followed by the use of derivatives and the allocation to floating rate bank loans.
Derivatives are used by the portfolio management team to hedge and/or take outright views on interest rates, credit risk, and/or foreign exchange positions in the portfolio. During the period, derivatives had a negative impact on the Fund’s performance. Private credit exposure was marginal over the period and did not have a material impact on performance.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026(continued)

BlackRock Multi-Sector Income Trust (BIT)
Describe recent portfolio activity.
The Fund shifted duration (and corresponding interest rate sensitivity) tactically, extending duration during the first quarter as a hedge against potential credit spread widening, in part through the use of U.S. Treasury futures. Duration was trimmed in the second quarter as stubborn inflation, resilient growth and firm labor market data pushed yields higher with markets pricing in U.S. Federal Reserve rate hikes.
Within spread sectors, the Fund increased exposure to high yield corporates early in the period based on incremental yield and sound credit fundamentals, before pruning this exposure later in the period. Exposure to investment grade corporates was also increased in the first quarter as risk assets cheapened following the launch of the U.S.-Iran conflict. This allocation was then trimmed on strength in the second quarter in favor of AAA non-agency MBS with a more compelling risk adjusted yield profile. The Fund largely exited the allocation to bank loans in favor of fixed rate high yield corporates to lock in yield. Agency collateralized mortgage obligations were retained for their favorable income and interest rate risk profile, while select emerging market holdings were introduced based on attractive income and a supportive macroeconomic backdrop.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe portfolio positioning at period end.
At period end, the Fund maintained a diversified exposure across spread sectors, most notably high yield corporate bonds, followed by agency and non-agency MBS, investment grade corporate bonds and emerging market debt. Portfolio duration ended the period higher relative to its starting point.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	60.6%
U.S. Government Sponsored Agency Securities	13.0
Non-Agency Mortgage-Backed Securities	10.8
Asset-Backed Securities	6.2
Preferred Securities	4.7
Foreign Agency Obligations	2.5
U.S. Treasury Obligations	1.1
Other*	1.1

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AAA/Aaa(c)	15.9%
AA/Aa	4.3
A	2.7
BBB/Baa	11.5
BB/Ba	32.8
B	20.1
CCC/Caa	5.3
C	0.1
D	— (d)
N/R	7.3

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 7.02%, 07/15/37(a)(b)	USD	2,000	$ 1,985,468
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 07/25/37(a)(b)		1,500	1,500,589
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.02%, 07/25/37(a)(b)		1,090	1,082,718
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3- mo. CME Term SOFR + 2.65%), 6.32%, 01/05/38(a)(b)		1,000	1,003,720
Total Asset-Backed Securities — 0.9% (Cost: $5,590,000)			5,572,495

	Shares
Common Stocks
Financial Services(c) — 0.1%
Aimbridge Acquisition Co., Inc.	6,043	231,672
Labels Buyer LLC	207	19,010
		250,682
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,661	1,383
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(c)(d)	5,805	87,075
Industrial Conglomerates(c) — 0.0%
Ameriforge Group, Inc.(d)	1,664	—
SVP Singer	15,566	101,179
		101,179
IT Services — 0.0%
Travelport LLC(c)(d)	230	157,357
Machinery — 0.1%
United Site Services, Inc.(c)(d)	24,463	244,630
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2	1
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)	24,798	49,596
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(c)	11,960	235,620
Total Common Stocks — 0.2% (Cost: $2,355,598)		1,127,523

		Par (000)
Corporate Bonds
Advertising Agencies — 0.5%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	188	188,303
7.50%, 06/01/29		303	303,156
7.88%, 04/01/30		505	526,047
7.13%, 02/15/31		243	251,625
7.50%, 03/15/33		513	540,148
Security		Par (000)	Value
Advertising Agencies (continued)
CMG Media Corp., 8.88%, 06/18/29(b)	USD	63	$ 46,110
Lamar Media Corp.
4.00%, 02/15/30		15	14,338
5.38%, 11/01/33(b)		41	40,183
Neptune Bidco U.S., Inc.(b)
9.29%, 04/15/29		152	155,013
10.38%, 05/15/31		98	101,569
9.50%, 02/15/33		136	137,504
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
4.25%, 01/15/29		52	50,633
4.63%, 03/15/30		79	76,621
7.38%, 02/15/31		140	145,588
6.00%, 06/15/34		224	223,591
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	30,865
			2,831,294
Aerospace & Defense — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		80	81,730
ATI, Inc.
5.88%, 12/01/27		93	93,046
4.88%, 10/01/29		32	31,649
7.25%, 08/15/30		103	106,942
5.13%, 10/01/31		88	87,102
5.88%, 06/15/33		28	28,389
Bombardier, Inc.(b)
8.75%, 11/15/30		44	46,510
7.25%, 07/01/31		55	57,548
6.75%, 06/15/33		295	305,364
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		644	644,431
Goat Holdco LLC, 6.75%, 02/01/32(b)		44	45,094
Moog, Inc., 5.50%, 10/15/34(b)		47	46,284
TransDigm, Inc.(b)
6.75%, 08/15/28		129	130,285
6.63%, 03/01/32		245	251,277
6.00%, 01/15/33		382	385,753
6.38%, 05/31/33		630	635,990
6.25%, 01/31/34		33	33,673
6.75%, 01/31/34		687	704,662
6.13%, 07/31/34		426	425,452
			4,141,181
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		57	59,043
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		30	31,066
			90,109
Automobile Components — 0.3%
American Axle & Manufacturing, Inc.(b)
6.38%, 10/15/32		48	47,831
7.75%, 10/15/33		50	49,393
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		85	86,245
6.75%, 02/15/30		68	70,069
4.75%, 06/15/31	EUR	100	115,584
6.75%, 09/15/32	USD	519	530,047
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)		75	74,997
Dana, Inc.
4.25%, 09/01/30		11	10,963
4.50%, 02/15/32		18	17,956

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Dorman Products, Inc., 6.25%, 06/15/34(b)	USD	15	$ 15,172
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		90	94,499
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	24,854
6.63%, 07/15/30		34	32,838
8.88%, 07/15/32		112	112,972
Qnity Electronics, Inc.(b)
5.75%, 08/15/32		158	158,842
6.25%, 08/15/33		53	53,924
Tenneco, Inc., 8.00%, 11/17/28(b)		226	227,413
			1,723,599
Automobiles — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33(b)		111	110,655
Asbury Automotive Group, Inc., 4.50%, 03/01/28		39	38,607
Carvana Co.(b)(e)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		170	175,925
(9.00% PIK), 9.00%, 06/01/31		602	664,350
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		50	52,412
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		34	34,426
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		25	24,756
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		72	70,101
8.25%, 08/01/31		48	50,013
Lithia Motors, Inc., 5.50%, 10/01/30(b)		55	54,321
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		142	139,589
Nissan Motor Co. Ltd.(b)
7.75%, 07/17/32		200	207,291
6.38%, 07/17/33	EUR	100	116,637
8.13%, 07/17/35	USD	200	211,794
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		73	72,708
Venture Holdings Trust, 12.00%, 07/01/49(c)(d)(f)		5,150	—
			2,023,585
Banks — 0.0%
Banco Espirito Santo SA(f)
2.63%, 05/08/17(c)(g)	EUR	100	25,137
4.75%, 01/15/22(a)(c)		200	50,274
4.00%, 01/21/22		100	25,137
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	USD	37	37,590
			138,138
Biotechnology(b) — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34		200	196,489
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33		200	208,520
			405,009
Building Materials(b) — 0.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33		70	73,140
Builders FirstSource, Inc., 6.75%, 05/15/35		136	138,662
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30		287	293,410
6.75%, 07/15/31		296	306,374
Jeld-Wen, Inc., 4.88%, 12/15/27		58	46,184
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		26	25,896
9.75%, 07/15/28		59	59,103
Quikrete Holdings, Inc., 6.38%, 03/01/32		483	493,228
Standard Building Solutions, Inc.
6.50%, 08/15/32		219	220,324
6.25%, 08/01/33		262	260,177
Security		Par (000)	Value
Building Materials (continued)
Standard Building Solutions, Inc. (continued)
5.88%, 03/15/34	USD	104	$ 100,217
Standard Industries, Inc., 4.38%, 07/15/30		141	133,915
Wilsonart LLC, 11.00%, 08/15/32		177	143,395
			2,294,025
Building Products(b) — 0.3%
QXO Building Products, Inc.
6.50%, 07/15/31		344	350,595
6.75%, 04/30/32		452	466,726
6.88%, 07/15/34		325	333,637
White Cap Supply Holdings LLC, 7.38%, 11/15/30		917	929,738
			2,080,696
Capital Markets — 0.3%
Apollo Debt Solutions BDC
5.88%, 08/30/30		31	30,675
6.55%, 03/15/32		16	16,137
Ares Strategic Income Fund, 5.80%, 09/09/30		60	59,108
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		15	14,609
Blackstone Secured Lending Fund, 5.90%, 05/21/31		65	64,031
Blue Owl Capital Corp.
6.20%, 07/15/30		37	36,868
6.30%, 08/15/31		34	33,794
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		67	63,731
First Eagle Holdings, Inc., 7.25%, 08/15/32(b)		33	33,219
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		238	239,480
FS KKR Capital Corp., 2.63%, 01/15/27		22	21,594
GS Finance Corp., 0.00%, 05/21/29(b)(h)(i)		185	190,457
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		170	168,020
9.75%, 01/15/29		42	41,191
4.38%, 02/01/29		31	26,477
10.00%, 11/15/29(b)		138	136,098
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		24	24,005
6.75%, 05/01/33		184	189,219
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		120	120,205
8.00%, 08/01/33		195	195,720
			1,704,638
Chemicals — 0.9%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(e)		110	87,634
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/33(b)	EUR	195	224,448
Celanese U.S. Holdings LLC
7.00%, 02/15/31	USD	10	10,293
6.75%, 04/15/33		47	47,878
7.38%, 02/15/34		108	111,579
Chemours Co.(b)
5.75%, 11/15/28		288	287,767
4.63%, 11/15/29		141	134,582
7.88%, 03/15/34		75	75,366
Element Solutions, Inc., 3.88%, 09/01/28(b)		590	575,683
FMC Corp.
3.45%, 10/01/29		144	133,337
8.00%, 06/01/31(b)		212	220,647
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	174,450
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		17	16,990
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28(b)	USD	23	$ 22,282
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		23	23,291
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	54,587
Olympus Water U.S. Holding Corp.(b)
6.25%, 10/01/29		200	197,175
7.25%, 06/15/31		600	607,545
7.25%, 02/15/33		684	676,454
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		196	195,631
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	181,396
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		166	164,968
WR Grace Holdings LLC(b)
5.63%, 08/15/29		1,369	1,286,711
7.38%, 03/01/31		128	128,532
6.63%, 08/15/32		190	184,277
7.00%, 08/01/33		112	109,061
			5,932,564
Commercial Services & Supplies — 1.5%
ADT Security Corp.(b)
4.88%, 07/15/32		55	51,977
5.88%, 10/15/33		172	168,967
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		200	207,085
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,191	1,245,052
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29		600	597,358
6.88%, 06/15/30		537	551,820
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		400	393,642
APi Group DE, Inc.(b)
4.13%, 07/15/29		67	64,253
4.75%, 10/15/29		32	31,361
5.75%, 06/01/34		41	40,534
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		200	200,925
Brink’s Co.(b)
6.50%, 06/15/29		39	39,781
6.75%, 06/15/32		159	162,479
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		26	25,004
4.88%, 07/01/29		291	260,418
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		189	184,494
Deluxe Corp., 8.13%, 09/15/29(b)		31	32,093
EquipmentShare.com, Inc., 07/01/34(b)(j)		76	74,673
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		248	247,404
7.88%, 12/01/30		66	68,960
7.00%, 05/01/31		537	556,197
7.00%, 06/15/32		477	492,624
5.88%, 04/15/33		128	127,875
Garda World Security Corp.(b)
7.75%, 02/15/28		123	125,169
6.00%, 06/01/29		16	15,762
8.25%, 08/01/32		240	245,598
8.38%, 11/15/32		916	937,118
Herc Holdings, Inc.(b)
7.00%, 06/15/30		120	124,268
5.75%, 03/15/31		55	54,931
7.25%, 06/15/33		208	216,852
6.00%, 03/15/34		57	56,621
Hertz Corp., 12.63%, 07/15/29(b)		36	29,300
Security		Par (000)	Value
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.(b)
9.50%, 08/01/29	USD	308	$ 319,341
(5.50% Cash or 5.50% PIK), 11.00%, 06/01/31(e)		47	45,459
Service Corp. International
3.38%, 08/15/30		2	1,855
4.00%, 05/15/31		49	46,253
5.75%, 10/15/32		389	390,565
Sotheby’s, 8.25%, 04/15/31(b)		201	199,941
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	191,719
United Rentals North America, Inc., 5.38%, 11/15/33(b)		200	196,983
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		177	183,077
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		71	72,487
6.63%, 04/15/30		188	193,677
7.38%, 10/01/31		169	174,974
			9,646,926
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		31	29,570
Construction & Engineering(b) — 0.2%
AECOM, 6.00%, 08/01/33		204	204,291
Arcosa, Inc.
4.38%, 04/15/29		97	95,408
6.88%, 08/15/32		90	93,883
Brand Industrial Services, Inc., 10.38%, 08/01/30		586	477,531
Dycom Industries, Inc., 4.50%, 04/15/29		37	36,187
Global Infrastructure Solutions, Inc., 07/15/34(j)		76	76,392
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34		62	62,165
			1,045,857
Consumer Finance — 0.4%
Block, Inc.
5.63%, 08/15/30(b)		108	108,270
6.50%, 05/15/32		192	196,016
6.00%, 08/15/33(b)		270	271,864
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)		295	213,741
Navient Corp.
9.38%, 10/15/31		63	62,760
7.88%, 06/15/32		46	43,052
OneMain Finance Corp.
6.63%, 05/15/29		82	83,612
5.38%, 11/15/29		70	68,755
7.88%, 03/15/30		72	74,954
6.13%, 05/15/30		104	103,995
4.00%, 09/15/30		95	87,812
7.50%, 05/15/31		12	12,397
7.13%, 11/15/31		48	48,830
6.75%, 03/15/32		160	160,385
7.13%, 09/15/32		36	36,606
6.50%, 03/15/33		287	282,417
6.75%, 09/15/33		231	228,675
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		380	380,727
5.50%, 05/15/33	EUR	100	111,852
SLM Corp., (1-day SOFR Index + 2.71%), 6.50%, 05/15/32(a)	USD	47	46,946
WEX, Inc., 6.50%, 03/15/33(b)		176	175,242
			2,798,908

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail(b) — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/31	USD	60	$ 58,626
5.63%, 03/31/32		53	51,241
6.25%, 03/15/33		228	225,992
5.75%, 03/31/34		211	200,945
Boots Group Finco LP, 5.38%, 08/31/32	EUR	115	134,652
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29	USD	39	40,827
7.13%, 04/30/33		84	85,566
Performance Food Group, Inc.
4.25%, 08/01/29		41	39,797
6.13%, 09/15/32		152	153,859
5.63%, 03/01/34		220	215,929
U.S. Foods, Inc., 7.25%, 01/15/32		40	41,509
United Natural Foods, Inc., 6.75%, 10/15/28		50	50,006
			1,298,949
Containers & Packaging — 0.6%
Ardagh Group SA
9.50%, 12/01/30(b)		173	185,234
(4.50% Cash + 7.50% PIK), 11.00%, 12/01/30(e)(g)	EUR	104	112,673
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
4.00%, 09/01/29	USD	485	461,025
6.25%, 01/30/31		200	202,238
Ball Corp.
4.25%, 07/01/32	EUR	100	115,794
5.50%, 09/15/33	USD	30	30,186
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		34	33,957
6.88%, 01/15/30		36	35,866
6.75%, 04/15/32		230	223,239
Crown Americas LLC, 5.88%, 06/01/33		246	247,729
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30		1,281	1,309,592
9.25%, 04/15/30		65	63,947
Multi-Color Corp., (7.50% Cash or 1.00% PIK), 8.50%, 05/11/33(b)(e)		187	163,703
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	100	113,469
Sword Purchaser LLC, 8.25%, 04/15/33(b)	USD	103	106,581
Trivium Packaging Finance BV, 8.25%, 07/15/30(b)		180	190,191
			3,595,424
Distributors(b) — 0.1%
Core & Main LP, 07/01/34(j)		321	322,510
Dealer Tire Financial LLC, 10/01/31(j)		37	36,868
Gates Corp., 6.88%, 07/01/29		74	75,685
Resideo Funding, Inc.
4.00%, 09/01/29		18	17,259
6.50%, 07/15/32		129	129,645
			581,967
Diversified REITs(b) — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29(h)		20	21,430
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32		95	91,279
Iron Mountain, Inc.
5.63%, 07/15/32		113	111,692
6.25%, 01/15/33		28	28,293
4.75%, 01/15/34	EUR	200	227,001
6.25%, 01/15/35	USD	367	368,431
Security		Par (000)	Value
Diversified REITs (continued)
Millrose Properties, Inc.
6.38%, 08/01/30	USD	254	$ 257,442
6.25%, 09/15/32		208	209,810
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30		23	22,467
			1,337,845
Diversified Telecommunication Services — 1.9%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		248	248,891
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(b)		319	318,346
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		100	107,878
Black Pearl Compute LLC, 6.13%, 02/15/31(b)		35	35,448
Cipher Compute LLC, 7.13%, 11/15/30(b)		229	238,051
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		200	210,449
Core Scientific Finance I LLC, 7.75%, 05/15/31(b)		415	420,833
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(e)		344	350,021
10.75%, 11/30/29		688	743,230
Fibercop SpA(b)
6.00%, 09/30/34		200	193,142
7.20%, 07/18/36		200	205,090
Flash Compute LLC, 7.25%, 12/31/30(b)		460	472,982
Level 3 Financing, Inc.(b)
6.88%, 06/30/33		844	867,205
7.00%, 03/31/34		613	632,088
8.50%, 01/15/36		781	838,793
7.50%, 02/15/37		271	278,149
Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)		1,622	1,625,633
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)		485	484,300
Sable International Finance Ltd., 7.13%, 10/15/32(b)		200	198,504
SE Cosmos LLC, 8.88%, 05/01/31(b)		469	482,166
Stingray Compute LLC, 6.00%, 06/15/31(b)		125	125,247
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)		715	704,692
Telecom Italia Capital SA, 7.72%, 06/04/38		141	161,910
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
6.50%, 02/15/29		31	30,755
Series Feb, 8.63%, 06/15/32		293	305,662
Uniti Services LLC, 7.50%, 10/15/33(b)		157	165,223
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		809	853,135
Yondr JK 1 LLC, 6.88%, 06/30/31(b)		104	104,261
Zayo Group Holdings, Inc.(b)(e)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30		309	308,672
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		231	227,756
			11,938,512
Electric Utilities — 0.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)		69	70,270
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	202,966
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		8	7,833
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(c)(d)(f)		2,375	—
TransAlta Corp., 5.88%, 02/01/34		18	17,732
VoltaGrid LLC, 7.38%, 11/01/30(b)		526	546,078
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31		254	270,891
8.63%, 03/15/33		32	34,316
7.75%, 04/15/34		404	425,238
			1,575,324
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29	USD	45	$ 44,307
Sensata Technologies, Inc.
4.38%, 02/15/30		243	236,347
3.75%, 02/15/31		145	135,582
6.63%, 07/15/32		200	205,704
WESCO Distribution, Inc.
5.25%, 04/15/31		73	72,251
5.50%, 04/15/34		68	67,268
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,353
			790,812
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)		333	339,622
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		112	111,327
Enerflex, Inc., 6.88%, 01/15/31(b)		14	14,328
Kodiak Gas Services LLC(b)
5.88%, 04/01/31		170	170,436
6.50%, 10/01/33		173	175,362
6.75%, 10/01/35		126	129,259
Oceaneering International, Inc., 6.00%, 02/01/28		18	18,258
Star Holding LLC, 8.75%, 08/01/31(b)		127	127,294
Tidewater, Inc., 9.13%, 07/15/30(b)		65	69,553
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		76	77,850
6.25%, 10/01/33		317	314,283
Weatherford International Ltd., 6.75%, 10/15/33(b)		214	218,343
			1,765,915
Entertainment(b) — 0.2%
Boyne USA, Inc., 4.75%, 05/15/29		147	144,499
Churchill Downs, Inc.
4.75%, 01/15/28		47	46,543
5.75%, 04/01/30		171	170,838
6.75%, 05/01/31		188	191,289
Cinemark USA, Inc., 7.00%, 08/01/32		19	19,601
Live Nation Entertainment, Inc.
4.75%, 10/15/27		38	37,917
3.75%, 01/15/28		35	34,325
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		152	129,910
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32		42	43,246
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30		54	51,503
Vail Resorts, Inc.
5.63%, 07/15/30		59	58,926
6.50%, 05/15/32		76	77,406
			1,006,003
Environmental, Maintenance & Security Service(b) — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31		7	7,099
GFL Environmental Holdings U.S., Inc.
5.63%, 07/01/31		58	57,992
5.50%, 02/01/34		200	195,618
GFL Environmental, Inc.
4.00%, 08/01/28		8	7,811
4.75%, 06/15/29		91	89,553
4.38%, 08/15/29		65	63,183
6.75%, 01/15/31		77	79,216
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC, 5.88%, 06/30/29	USD	1,262	$ 1,262,651
Reworld Holding Corp., 4.88%, 12/01/29		43	41,012
Waste Pro USA, Inc., 7.00%, 02/01/33		695	711,187
			2,515,322
Financial Services(b) — 0.6%
Azorra Finance Ltd.
7.75%, 04/15/30		202	209,759
7.25%, 01/15/31		16	16,439
6.25%, 02/15/34		18	17,454
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30		23	22,670
6.75%, 12/01/32		41	39,584
Freedom Mortgage Holdings LLC
6.88%, 05/01/31		22	21,350
9.13%, 05/15/31		57	58,932
8.38%, 04/01/32		73	74,255
7.88%, 04/01/33		10	9,752
GGAM Finance Ltd.
6.88%, 04/15/29		19	19,414
5.88%, 03/15/30		137	136,486
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27		141	143,265
Midcap Financial Issuer Trust, 5.63%, 01/15/30		200	192,782
PennyMac Financial Services, Inc.
7.88%, 12/15/29		52	54,076
7.13%, 11/15/30		172	174,302
6.88%, 05/15/32		197	192,791
6.75%, 02/15/34		17	16,319
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30		341	352,256
Rocket Cos., Inc.
6.50%, 08/01/29		101	103,090
6.13%, 08/01/30		404	410,938
6.13%, 08/01/31		200	204,264
7.13%, 02/01/32		144	149,462
6.38%, 08/01/33		280	284,750
6.50%, 06/15/34		114	116,928
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33		9	8,100
United Wholesale Mortgage LLC, 5.50%, 04/15/29		23	21,366
UWM Holdings LLC
6.63%, 02/01/30		208	193,811
6.25%, 03/15/31		311	277,170
WS Escrow LLC, 7.75%, 06/01/33		30	30,805
			3,552,570
Food Products(b) — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28		41	40,918
B&G Foods, Inc., 8.00%, 09/15/28		22	22,020
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28		258	255,495
7.63%, 07/01/29		241	248,513
6.38%, 04/15/34		652	661,712
Darling Global Finance BV, 4.50%, 07/15/32	EUR	100	115,223
Darling Ingredients, Inc., 6.00%, 06/15/30	USD	151	151,990
Lamb Weston Holdings, Inc., 4.13%, 01/31/30		248	237,813
Post Holdings, Inc.
4.63%, 04/15/30		36	34,778
4.50%, 09/15/31		28	26,267
6.38%, 03/01/33		75	74,428

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (continued)
6.25%, 10/15/34	USD	132	$ 129,697
6.50%, 03/15/36		189	186,854
			2,185,708
Ground Transportation(b) — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32		86	87,232
PODS LLC, 8.75%, 05/15/31		83	81,097
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		26	26,697
			195,026
Health Care Equipment & Supplies(b) — 0.2%
Bausch & Lomb Corp., 8.38%, 10/01/28		533	547,658
Insulet Corp., 6.50%, 04/01/33		126	127,772
Medline Borrower LP, 5.25%, 10/01/29		262	260,399
Neogen Food Safety Corp., 8.63%, 07/20/30		60	63,110
			998,939
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		100	102,942
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		256	252,804
Centene Corp., 2.45%, 07/15/28		36	34,210
CHS/Community Health Systems, Inc.(b)
5.25%, 05/15/30		263	248,175
4.75%, 02/15/31		117	107,636
10.88%, 01/15/32		85	91,540
9.75%, 01/15/34		699	729,813
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		86	89,022
DaVita, Inc.(b)
6.88%, 09/01/32		8	8,251
6.75%, 07/15/33		12	12,382
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		50	50,687
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		38	34,021
HealthEquity, Inc., 4.50%, 10/01/29(b)		496	481,890
IQVIA, Inc., 6.25%, 06/01/32(b)		157	159,618
LifePoint Health, Inc.(b)
10.00%, 06/01/32		218	217,632
7.00%, 05/01/34		316	302,874
Molina Healthcare, Inc.(b)
3.88%, 11/15/30		60	55,953
6.50%, 02/15/31		177	180,061
6.25%, 01/15/33		76	76,127
Option Care Health, Inc., 4.38%, 10/31/29(b)		79	75,903
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		28	29,251
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		175	181,451
Star Parent, Inc., 9.00%, 10/01/30(b)		296	309,780
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		667	675,231
Tenet Healthcare Corp.
6.75%, 05/15/31		380	389,274
5.50%, 11/15/32(b)		38	37,785
6.00%, 11/15/33(b)		101	101,883
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		231	217,795
			5,253,991
Health Care REITs(b) — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30		43	44,258
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32		438	448,420
			492,678
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		173	177,113
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	USD	29	$ 29,494
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		39	38,238
6.50%, 04/01/32		258	264,003
6.50%, 06/15/33		204	209,294
5.75%, 03/15/34		170	168,423
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	70,485
Service Properties Trust
0.00%, 09/30/28(b)(i)		83	76,959
8.63%, 11/15/31(b)		645	679,475
8.88%, 06/15/32		101	103,986
XHR LP, 6.63%, 05/15/30(b)		28	28,646
			1,846,116
Hotels, Restaurants & Leisure — 0.7%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.63%, 09/15/29		29	29,151
4.00%, 10/15/30		175	165,209
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		99	95,162
7.00%, 02/15/30		342	343,969
6.50%, 02/15/32		218	212,653
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		279	271,298
6.75%, 01/15/30		586	574,691
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		58	58,028
Hilton Domestic Operating Co., Inc.(b)
5.50%, 09/15/31		207	207,529
5.88%, 03/15/33		178	179,628
5.50%, 03/31/34		90	89,228
Light & Wonder International, Inc.(b)
7.50%, 09/01/31		41	42,495
6.25%, 10/01/33		13	12,930
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	65,407
Melco Resorts Finance Ltd.(b)
5.38%, 12/04/29		200	194,779
7.63%, 04/17/32		200	205,006
MGM Resorts International, 6.13%, 09/15/29		72	72,706
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		40	38,938
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		70	72,912
Pioneer Opco LLC, 7.00%, 05/15/33(b)		75	76,320
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	23,649
5.88%, 09/01/31		49	31,850
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)		45	45,562
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		43	43,643
Station Casinos LLC(b)
4.50%, 02/15/28		69	68,209
4.63%, 12/01/31		52	49,375
6.63%, 03/15/32		33	33,514
Voyager Parent LLC, 9.25%, 07/01/32(b)		87	92,008
Wyndham Hotels & Resorts, Inc.(b)
4.38%, 08/15/28		44	43,341
5.63%, 03/01/33		39	38,491
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.(b)
5.63%, 08/26/28	USD	400	$ 396,680
5.13%, 12/15/29		200	195,209
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		144	143,033
7.13%, 02/15/31		378	399,476
6.25%, 03/15/33		45	45,169
			4,657,248
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	30,814
4.63%, 04/01/30		46	43,642
6.88%, 08/01/33		92	91,187
Beazer Homes USA, Inc., 8.00%, 01/15/32(b)		41	41,110
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		228	217,108
4.88%, 02/15/30		56	52,113
Century Communities, Inc., 6.63%, 09/15/33(b)		83	83,810
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		26	26,586
Empire Communities Corp., 9.75%, 05/01/29(b)		13	13,439
Installed Building Products, Inc., 5.63%, 02/01/34(b)		49	48,637
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		158	163,003
8.38%, 10/01/33		103	105,830
LGI Homes, Inc.(b)
8.75%, 12/15/28		33	34,101
7.00%, 11/15/32		62	61,613
Mattamy Group Corp.(b)
4.63%, 03/01/30		72	69,098
6.00%, 12/15/33		70	67,193
Meritage Homes Corp., 1.75%, 05/15/28(h)		98	100,989
Newell Brands, Inc.
8.50%, 06/01/28(b)		66	68,955
6.63%, 09/15/29		23	23,384
6.38%, 05/15/30		37	37,503
6.63%, 05/15/32		79	80,000
Risewell Homes, Inc.(b)
9.25%, 10/01/29		56	57,922
8.50%, 11/01/30		22	22,461
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,895
4.38%, 02/01/32		97	90,921
Somnigroup International, Inc.(b)
4.00%, 04/15/29		89	85,797
3.88%, 10/15/31		23	21,140
STL Holding Co. LLC, 8.75%, 02/15/29(b)		31	32,189
SWF Holdings I Corp., 6.50%, 10/06/29(b)		285	37,057
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)		39	40,137
Whirlpool Corp.(b)
7.50%, 07/01/31		134	135,601
7.88%, 07/01/34		154	154,632
			2,142,867
Independent Power and Renewable Electricity Producers(b) — 0.7%
Clearway Energy Operating LLC
4.75%, 03/15/28		8	7,926
3.75%, 01/15/32		168	152,890
NRG Energy, Inc.
5.75%, 07/15/29		131	131,030
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
6.00%, 02/01/33	USD	186	$ 186,993
5.75%, 01/15/34		188	186,532
5.88%, 05/15/34		86	85,548
6.25%, 11/01/34		271	274,394
6.00%, 01/15/36		615	613,078
6.13%, 05/15/36		286	286,132
Talen Energy Supply LLC(k)
(Acquired 04/30/26, Cost $ 924,246), 6.13%, 05/01/31		924	924,018
(Acquired 04/30/26, Cost $ 1,342,000), 6.38%, 05/01/33		1,342	1,340,306
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(l)		44	44,339
			4,233,186
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		125	126,393
Avient Corp., 6.25%, 11/01/31(b)		37	37,493
Enpro, Inc., 6.13%, 06/01/33(b)		49	49,642
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(c)(d)(f)		5,125	—
			213,528
Insurance(b) — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	271,686
6.75%, 04/15/28		37	37,296
5.88%, 11/01/29		373	364,553
7.00%, 01/15/31		415	421,747
6.50%, 10/01/31		18	17,951
7.38%, 10/01/32		519	515,137
AmWINS Group, Inc.
6.38%, 02/15/29		24	24,117
4.88%, 06/30/29		68	65,524
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33		198	189,511
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		63	63,794
Ardonagh Finco Ltd., 7.75%, 02/15/31		600	606,760
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		800	777,155
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32		394	396,977
8.38%, 02/01/34		309	286,035
CRC Insurance Group LLC, 7.13%, 06/01/31		861	858,254
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31		400	387,451
8.13%, 02/15/32		245	219,613
HUB International Ltd.
7.25%, 06/15/30		876	898,984
7.38%, 01/31/32		1,438	1,463,711
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	138,715
6.88%, 10/01/33		179	166,007
Ryan Specialty LLC, 5.88%, 08/01/32		226	222,352
USI, Inc., 7.50%, 01/15/32		214	216,017
			8,609,347
Interactive Media & Services(b) — 1.2%
Beignet Investor LLC, 6.58%, 05/30/49		6,570	6,685,763

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 05/01/28	USD	189	$ 173,643
Snap, Inc.
6.88%, 03/01/33		191	186,174
6.88%, 03/15/34		232	224,606
			7,270,186
Internet Software & Services(b) — 0.1%
Getty Images, Inc., 10.50%, 11/15/30		38	31,681
Match Group Holdings II LLC
4.13%, 08/01/30		137	128,938
3.63%, 10/01/31		51	45,887
6.13%, 09/15/33		141	139,334
Uber Technologies, Inc., 4.50%, 08/15/29		330	327,589
Wayfair LLC, 7.13%, 05/31/34		47	48,324
			721,753
IT Services — 0.3%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		21	21,629
CACI International, Inc., 6.38%, 06/15/33(b)		173	175,460
CDK Steerco Coop(d)
7.25%, 06/15/29		170	108,800
8.00%, 06/15/29		197	126,080
CoreWeave, Inc.(b)
9.25%, 06/01/30		169	170,098
9.00%, 02/01/31		14	13,835
9.75%, 10/01/31		347	346,235
Fair Isaac Corp., 6.00%, 05/15/33(b)		265	260,953
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		311	316,172
KBR, Inc., 4.75%, 09/30/28(b)		75	74,039
McAfee Corp., 7.38%, 02/15/30(b)		99	84,124
Science Applications International Corp., 5.88%, 11/01/33(b)		193	190,083
			1,887,508
Leisure Products(b) — 0.4%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33		200	201,902
Acushnet Co., 5.63%, 12/01/33		39	38,794
Carnival Corp. Ltd.
5.88%, 06/15/31		66	67,189
5.75%, 08/01/32		58	58,566
6.13%, 02/15/33		408	412,955
Carnival U.K. Ltd., 4.13%, 07/15/31	EUR	125	143,648
Gaia Purchaser, Inc., 07/15/33(j)	USD	208	210,385
Lindblad Expeditions LLC, 7.00%, 09/15/30		160	165,431
NCL Corp. Ltd.
5.88%, 01/15/31		14	13,588
6.75%, 02/01/32		13	12,971
6.25%, 09/15/33		236	229,195
Sabre Financial Borrower LLC, 11.13%, 06/15/29		291	307,137
Viking Cruises Ltd.
9.13%, 07/15/31		177	185,458
5.88%, 10/15/33		209	209,326
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		27	26,998
			2,283,543
Machinery — 0.3%
ATS Corp., 4.13%, 12/15/28(b)		35	34,131
Chart Industries, Inc., 7.50%, 01/01/30(b)		182	187,903
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		76	76,162
Esab Corp.(b)
6.25%, 04/15/29		66	66,965
5.63%, 04/01/31		138	138,150
Security		Par (000)	Value
Machinery (continued)
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)	USD	35	$ 25,725
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)		143	138,455
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		32	34,398
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(b)		29	29,323
Terex Corp., 6.25%, 10/15/32(b)		133	134,696
TK Elevator Midco GmbH, 4.38%, 07/15/27(g)	EUR	38	43,335
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	200,030
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	773,290
			1,882,563
Media — 1.0%
Adelphia Communications Corp., 10.50%, 12/31/49(c)(d)(f)		400	—
Block Communications, Inc., 10.25%, 03/01/31(b)		30	27,438
Cable One, Inc., 1.13%, 03/15/28(h)		111	72,150
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		376	367,828
6.38%, 09/01/29(b)		14	13,986
4.75%, 03/01/30(b)		290	274,964
4.25%, 02/01/31(b)		250	225,146
4.75%, 02/01/32(b)		139	123,984
4.50%, 05/01/32		9	7,944
7.00%, 02/01/33(b)		119	116,702
4.50%, 06/01/33(b)		2	1,735
4.25%, 01/15/34(b)		137	115,975
7.38%, 02/01/36(b)		359	352,066
CSC Holdings LLC(b)
5.50%, 04/15/27		200	134,002
5.38%, 02/01/28		200	125,370
11.25%, 05/15/28		400	257,979
Directv Financing LLC, 8.88%, 02/01/30(b)		154	156,732
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		15	14,978
10.00%, 02/15/31		300	311,311
9.25%, 06/01/32		311	315,990
Discovery Communications LLC
3.95%, 03/20/28		104	102,310
4.13%, 05/15/29		33	32,670
Discovery Global Holdings, Inc.
4.05%, 03/15/29		141	139,600
4.28%, 03/15/32		352	315,867
5.05%, 03/15/42		304	222,701
DISH DBS Corp.(b)
5.25%, 12/01/26		254	251,299
5.75%, 12/01/28		215	208,281
DISH Network Corp., 11.75%, 11/15/27(b)		593	609,338
Gray Media, Inc.(b)
9.63%, 07/15/32		190	183,379
7.25%, 08/15/33		254	250,102
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	102,578
Midcontinent Communications, 8.00%, 08/15/32(b)		77	67,504
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		169	173,591
Sirius XM Radio LLC(b)
5.00%, 08/01/27		20	19,973
4.00%, 07/15/28		62	60,375
Univision Communications, Inc.(b)
8.50%, 07/31/31		306	307,324
9.38%, 08/01/32		50	50,802
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc.(b) (continued)
8.88%, 04/15/33	USD	195	$ 191,963
Versant Media Group, Inc., 7.25%, 01/30/31(b)		43	44,486
			6,350,423
Metals & Mining — 0.8%
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	47,941
11.50%, 10/01/31		561	601,206
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	296,377
Carpenter Technology Corp., 5.63%, 03/01/34(b)		104	103,921
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		165	166,449
Coeur Mining, Inc., 6.88%, 04/01/32(b)		221	226,525
Commercial Metals Co.(b)
5.75%, 11/15/33		120	119,291
6.00%, 12/15/35		63	62,837
Constellium SE(b)
3.75%, 04/15/29		500	480,827
6.38%, 08/15/32		250	254,778
ERO Copper Corp., 6.50%, 02/15/30(b)		252	251,725
First Quantum Minerals Ltd., 6.38%, 02/15/36(b)		200	196,088
Hybar LLC, 7.38%, 07/01/34(b)		147	147,713
Kaiser Aluminum Corp.(b)
4.50%, 06/01/31		468	448,020
5.88%, 03/01/34		346	342,404
Mineral Resources Ltd.(b)
6.00%, 05/01/32		47	46,494
6.25%, 05/01/34		47	46,215
Novelis Corp.(b)
4.75%, 01/30/30		195	188,156
6.88%, 01/30/30		123	126,097
3.88%, 08/15/31		81	73,779
6.38%, 08/15/33		362	364,608
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(g)	EUR	100	112,420
Skeena Resources Ltd., 8.50%, 04/01/31(b)	USD	16	16,807
Vallourec SACA, 7.50%, 04/15/32(b)		200	209,030
			4,929,708
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		124	122,652
Starwood Property Trust, Inc.
7.25%, 04/01/29		8	8,260
08/15/29(j)		61	61,182
6.00%, 04/15/30		21	21,076
6.50%, 07/01/30		3	3,064
6.50%, 10/15/30		164	167,786
6.13%, 06/01/31		57	57,301
			441,321
Multi-Utilities(b) — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 06/01/30		38	40,775
6.88%, 06/01/31		77	77,960
			118,735
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		93	96,721
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(b)		66	65,792
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		38	42,180
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b) (continued)
5.88%, 06/30/29	USD	89	$ 88,738
6.63%, 07/15/33		34	34,386
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		119	121,982
7.25%, 07/15/32		45	46,555
Buckeye Partners LP(b)
6.88%, 07/01/29		4	4,083
6.75%, 02/01/30		23	23,755
California Resources Corp.(b)
7.00%, 01/15/34		57	56,369
7.25%, 01/15/35		84	83,327
Caturus Energy LLC(b)
8.50%, 02/15/30		323	336,572
7.13%, 05/15/31		247	244,377
Chord Energy Corp., 6.75%, 03/15/33(b)		30	30,444
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		130	133,745
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	30,503
CNX Resources Corp.(b)
7.25%, 03/01/32		29	29,877
5.88%, 03/01/34		94	91,475
Comstock Resources, Inc.(b)
6.75%, 03/01/29		378	372,029
5.88%, 01/15/30		2	1,886
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	245,389
Crescent Energy Finance LLC(b)
7.75%, 07/31/29		27	27,067
9.75%, 10/15/30		28	29,680
7.63%, 04/01/32		115	115,927
7.88%, 04/15/32		50	50,627
7.38%, 01/15/33		82	81,507
8.38%, 01/15/34		43	44,290
CVR Energy, Inc.(b)
7.50%, 02/15/31		47	46,776
7.88%, 02/15/34		30	29,680
DBR Land Holdings LLC, 6.25%, 12/01/30(b)		64	65,000
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
7.38%, 06/30/33		92	93,726
6.88%, 06/01/34		46	45,783
Energy Transfer LP, Series H, (5-year CMT + 5.69%), 6.50%(a)(l)		129	129,067
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		18	18,723
6.75%, 03/15/34(b)		199	197,464
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		39	39,462
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		45	45,896
Harvest Midstream I LP(b)
7.50%, 05/15/32		25	25,894
6.75%, 05/15/34		232	235,307
Hess Midstream Operations LP(b)
6.50%, 06/01/29		48	48,981
4.25%, 02/15/30		34	32,797
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		3	3,008
5.75%, 02/01/29		54	53,790
6.00%, 04/15/30		5	4,912
6.25%, 04/15/32		5	4,840
8.38%, 11/01/33		135	140,571

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b) (continued)
6.88%, 05/15/34	USD	34	$ 33,081
7.25%, 02/15/35		19	18,708
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		27	27,964
6.63%, 01/15/34		168	169,436
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		76	75,485
ITT Holdings LLC, 6.50%, 08/01/29(b)		220	217,422
Kinetik Holdings LP, 5.88%, 06/15/30(b)		6	6,035
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/31(b)		30	29,333
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		82	83,489
Matador Resources Co.(b)
6.50%, 04/15/32		146	146,797
6.00%, 04/15/34		95	92,616
Nabors Industries, Inc., 7.63%, 11/15/32(b)		62	63,431
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		70	72,455
8.38%, 02/15/32		163	169,686
Noble Finance II LLC(b)
8.00%, 04/15/30		13	13,470
6.25%, 06/15/34		64	62,724
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		107	106,320
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		42	42,533
Par Petroleum LLC, 7.38%, 06/01/34(b)		106	107,260
PBF Holding Co. LLC/PBF Finance Corp.(b)
7.88%, 09/15/30		34	34,647
7.25%, 06/01/34		32	31,680
Permian Resources Operating LLC(b)
7.00%, 01/15/32		57	58,955
6.25%, 02/01/33		301	307,389
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	51,936
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,817
SM Energy Co.(b)
8.75%, 07/01/31		48	50,138
6.63%, 04/15/34		245	241,159
Sunoco LP(b)
5.63%, 03/15/31		40	39,708
6.63%, 08/15/32		45	45,768
6.25%, 07/01/33		48	48,430
5.88%, 03/15/34		69	68,054
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		35	34,926
7.38%, 02/15/29		149	152,839
6.00%, 09/01/31		32	31,659
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		135	132,851
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		15	15,283
Transocean International Ltd.(b)
8.25%, 05/15/29		15	15,489
8.75%, 02/15/30		33	34,187
8.50%, 05/15/31		91	94,476
7.88%, 10/15/32		140	146,152
Valaris Ltd., 8.38%, 04/30/30(b)		59	61,270
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		323	347,661
6.38%, 12/15/34		508	499,243
6.63%, 06/15/36		400	394,271
Venture Global Plaquemines LNG LLC(b)
6.13%, 12/15/30		228	233,280
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC(b) (continued)
7.50%, 05/01/33	USD	62	$ 68,046
6.50%, 01/15/34		271	282,377
7.75%, 05/01/35		141	158,128
6.75%, 01/15/36		470	498,339
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		191	195,883
			9,717,246
Passenger Airlines — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		157	142,197
OneSky Flight LLC, 8.88%, 12/15/29(b)		59	62,391
United Airlines Holdings, Inc., 5.38%, 03/01/31		112	111,195
WestJet Airlines Ltd., 8.00%, 02/14/31(b)		82	82,311
			398,094
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		200	204,040
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		190	181,470
			385,510
Pharmaceuticals — 0.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		3,165	3,205,626
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		56	58,128
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		48	44,383
11.00%, 09/30/28		277	282,075
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		130	129,480
			3,719,692
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Series AI, 7.00%, 04/15/30		80	80,628
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		42	45,153
CoreLogic, Inc., 4.50%, 05/01/28(b)		580	566,554
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		27	27,640
Howard Hughes Corp.(b)
4.38%, 02/01/31		35	33,100
5.88%, 03/01/32		53	52,547
6.13%, 03/01/34		53	52,366
			857,988
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		97	95,900
Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		25	25,087
Microchip Technology, Inc., 0.00%, 02/15/30(b)(h)(i)		55	63,306
ON Semiconductor Corp.(h)
0.50%, 03/01/29		61	73,505
0.00%, 05/01/31(b)(i)		24	23,856
			185,754
Software(b) — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30		823	789,112
Capstone Borrower, Inc., 8.00%, 06/15/30		112	106,404
Cloud Software Group, Inc.
6.50%, 03/31/29		483	468,646
9.00%, 09/30/29		1,270	1,232,703
Ellucian Holdings, Inc., 6.50%, 12/01/29		183	176,897
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33		498	520,963
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
OAK-Eagle Acquireco, Inc. (continued)
8.75%, 07/01/34	USD	408	$ 433,019
Playtika Holding Corp., 4.25%, 03/15/29		21	18,795
UKG, Inc., 6.88%, 02/01/31		221	214,697
			3,961,236
Specialty Retail(b) — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30		53	54,343
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31		63	66,395
Michaels Cos., Inc., 8.50%, 03/15/33		177	175,317
Staples, Inc., 10.75%, 09/01/29		45	42,928
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		29	27,492
			366,475
Technology Hardware, Storage & Peripherals(b) — 0.1%
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29		54	56,466
5.88%, 07/15/30		172	175,055
8.50%, 07/15/31		76	79,418
5.75%, 12/01/34		29	29,420
			340,359
Textiles, Apparel & Luxury Goods(b) — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32	EUR	200	232,655
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(e)	USD	252	286,063
Crocs, Inc.
4.25%, 03/15/29		57	55,304
4.13%, 08/15/31		13	12,147
			586,169
Transportation Infrastructure(b) — 0.0%
GB AIT Buyer, Inc., 8.75%, 04/30/34		55	55,146
RXO, Inc., 6.38%, 05/15/31		29	29,403
			84,549
Wireless Telecommunication Services — 0.4%
Altice France SA(b)
6.88%, 10/15/30		20	19,825
6.50%, 10/15/31		29	28,289
6.50%, 04/15/32		574	554,769
6.88%, 07/15/32		279	270,339
Digicel International Finance Ltd. U.S. LLC, 8.63%, 08/01/32(b)		435	448,322
Iliad Holding SAS(b)
7.00%, 10/15/28		200	200,858
8.50%, 04/15/31		250	264,859
T-Mobile USA, Inc.
3.38%, 04/15/29		67	64,773
3.50%, 04/15/31		26	24,535
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31		200	164,471
4.75%, 07/15/31		200	164,331
			2,205,371
Total Corporate Bonds — 23.5% (Cost: $155,784,037)			146,463,459
Security		Par (000)	Value
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 Term Loan, 11.00%, 12/15/31(d)	USD	70	$ —
IT Services — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		962	911,569
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,037	967,203
Total Fixed Rate Loan Interests — 0.3% (Cost: $2,069,507)			1,878,772
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 09/24/32		738	736,708
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.99%, 02/15/29		246	209,565
			946,273
Aerospace & Defense — 3.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (6- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.60%, 06/23/30		848	850,244
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/31/30		1,426	1,424,573
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.79%, 08/03/29		828	829,926
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.76%), 8.68%, 05/25/29		3,127	213,669
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.51%), 7.18%, 05/25/29		451	30,813
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31		2,285	2,289,365
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31		868	869,767
Kaman Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 02/26/32		395	394,068
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.51%, 02/01/28		1,620	1,457,558
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/01/32		644	645,357
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/05/28		411	412,056
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/28/31		4,081	4,081,929
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/19/32		830	830,397
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 03/22/30		97	97,260

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (continued)
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 08/19/32	USD	2,983	$ 2,982,820
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/13/33		1,107	1,106,823
			18,516,625
Automobile Components — 1.8%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 01/02/33		1,027	1,024,508
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.14%, 05/06/30		3,045	3,045,115
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/28/32		1,453	1,452,700
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31		1,718	1,700,684
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 01/30/32		86	85,873
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 11/16/29		302	301,725
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/04/31		1,742	1,738,803
RealTruck Group, Inc.
2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.65%, 01/31/31		192	118,295
2026 FLSO Tranche B Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.90%, 01/31/31		494	306,471
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.74%, 11/17/28		1,361	1,354,195
			11,128,369
Beverages — 0.4%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.23%, 01/24/29		1,510	1,529,546
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.08%, 01/24/29		500	331,604
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.83%, 01/24/30		576	174,098
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.63%, 07/09/32		489	488,130
			2,523,378
Security		Par (000)	Value
Biotechnology — 0.6%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 04/27/33	USD	838	$ 837,581
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/12/31		3,132	3,132,460
			3,970,041
Broadline Retail — 0.5%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		1,151	1,154,093
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.39%, 03/15/30		1,741	1,749,828
			2,903,921
Building Materials — 0.2%
CP Iris HoldCo I, Inc.
2025 Delayed Draw Term Loan, 0.00%, 10/27/32		3	2,710
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 10/27/32		1,613	1,530,242
			1,532,952
Building Products — 3.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 05/13/29		86	86,542
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 09/08/32		2,925	2,923,883
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.89%, 07/08/30		1,166	1,021,708
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 08/04/31		1,779	1,776,720
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30		2,792	2,788,651
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 02/02/33(d)		637	635,331
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 06/17/31		1,456	1,221,665
Knife River Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/08/32		259	259,513
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.64%, 03/08/29		427	369,606
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.89%, 03/19/29		1,002	1,001,877
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/10/32		1,411	1,408,959
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/30/32		970	967,694
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/28		438	438,288
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 10/19/29	USD	3,643	$ 3,634,605
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 08/05/31		2,750	2,478,781
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.76%, 10/04/28		98	98,250
			21,112,073
Capital Markets — 4.1%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30		602	603,259
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.63%, 02/15/31		2,439	2,355,051
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/09/30		846	843,925
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 11/25/32		1,212	1,182,173
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 12/20/29		845	844,921
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/25/31		1,433	1,388,876
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 11/01/32		1,725	1,721,201
Citadel Securities Global Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/10/33		2,732	2,725,408
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.26%, 09/01/28		205	193,123
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/15/31		3,252	3,169,179
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/05/31		465	463,060
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 03/18/30		2,872	2,849,598
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31		4,520	4,474,758
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/26/32(d)		188	187,765
Jupiter Borrower, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/30/33		738	736,465
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/32		1,833	1,806,296
			25,545,058
Security		Par (000)	Value
Chemicals — 3.7%
BASF Coatings Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.24%, 06/29/33	USD	1,566	$ 1,570,306
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/15/32		2,328	2,320,308
Derby Buyer LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.36%, 11/01/30		1,743	1,742,477
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 10/04/29		1,517	1,509,577
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/12/31		1,139	1,137,555
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/18/30		1,820	1,819,821
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/29/32		811	807,716
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 02/15/30		257	257,232
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 10/07/31		261	218,204
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.76%, 07/03/28		1,206	1,139,820
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/31(d)		811	811,305
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 06/20/31		2,258	2,253,134
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 11/03/32		1,547	1,544,539
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31		1,459	956,609
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 10/09/31		501	501,882
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/29/32		841	844,154
SP Motion Holdco Ltd., USD Term Loan B, 06/24/33(m)		458	457,428
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.66%, 08/02/30		1,780	1,769,075
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/19/32		1,536	1,529,788
			23,190,930
Commercial Services & Supplies — 4.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 10/24/30		799	788,718
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 08/20/32		4,371	4,370,656
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.41%, 11/17/31		603	603,429

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/22/30	USD	919	$ 918,804
Asplundh Tree Expert, LLC, 2026 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/30/33		2,630	2,625,099
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 04/01/32		1,412	1,369,063
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.14%, 10/08/32		545	546,623
Garda World Security Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.51%, 02/01/29		960	957,360
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 06/02/31		1,720	1,633,943
Innio Holding, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/02/31		1,342	1,335,068
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/11/32		2,193	2,187,206
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 12/31/32		436	436,473
Packers Holdings LLC, 2025 Takeback Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 1.00%), 4.74%, 03/10/31		98	92,191
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 03/26/31		2,083	2,080,733
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 10/13/30		336	333,152
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/07/32		1,608	1,581,941
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31		165	165,054
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31		1,017	1,015,716
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 11/30/28		775	774,866
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/31		1,819	1,816,110
			25,632,205
Communications Equipment — 0.0%
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 06/26/29		32	31,734
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 06/26/29		32	31,734
			63,468
Construction & Engineering — 1.1%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 0.00%, 04/25/33		19	18,758
Security		Par (000)	Value
Construction & Engineering (continued)
Azuria Water Solutions, Inc. (continued)
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 04/25/33	USD	1,529	$ 1,523,331
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		2,053	1,601,100
Construction Partners, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/03/31		1,311	1,309,014
Dycom Investments, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/27/33		720	720,223
Legence Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.64%, 12/16/31		1,933	1,927,745
			7,100,171
Consumer Discretionary — 0.1%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 07/06/29		662	664,269
Consumer Staples Distribution & Retail — 0.8%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.14%, 12/29/32		2,426	2,393,582
EG America LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31		2,172	2,177,430
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/03/31		615	617,486
			5,188,498
Containers & Packaging — 2.7%
Charter Next Generation, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.11%, 11/29/30		2,862	2,861,568
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.89%, 04/01/32		1,892	1,816,022
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.18%), 6.82%, 04/13/29		190	186,415
Colossus Acquireco LLC, 2026 Term Loan B, (3-mo. SOFR + 1.75%), 5.37%, 01/31/33		3,270	3,246,963
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/26/33		1,320	1,320,102
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.12%, 04/15/30		1,445	1,423,325
Multi-Color Corp., 2026 USD PIK Takeback Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.38%), 6.11%, 05/11/33		844	721,083
Potters Industries LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32		804	804,990
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 02/01/29		1,460	1,463,657
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 03/07/33		1,044	1,024,893
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/04/32	USD	244	$ 244,434
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 09/15/32		1,113	1,113,980
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 09/15/28		859	821,701
			17,049,133
Distributors — 1.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 01/31/31		1,422	1,422,268
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 07/27/28		2,955	2,953,360
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 02/09/31		690	690,194
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/01/33		2,200	2,193,884
			7,259,706
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/23/32		1,139	1,138,715
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/20/30		434	433,554
Diversified Telecommunication Services — 1.2%
Level 3 Financing, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/29/32		3,332	3,330,967
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32		502	494,741
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 6.99%, 01/31/29		712	680,700
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.26%, 03/11/30(e)		2,668	2,666,389
			7,172,797
Electric Utilities — 0.9%
Alpha Generation LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/30/31		953	943,472
NRG Energy, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/16/31		2,791	2,787,056
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 04/28/33		364	363,359
Pathfinder Power LLC, Term Loan B, 06/22/33(m)		888	885,780
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/15/31		673	668,978
			5,648,645
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/01/33(d)	USD	1,297	$ 1,297,000
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/20/31(d)		825	823,097
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 07/02/29		783	780,962
CoorsTek, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 10/28/32		539	538,990
Sanmina Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/27/32(d)		1,032	1,033,290
			4,473,339
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 10/01/32		491	491,693
Entertainment — 3.4%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 10/01/31		2,381	2,379,012
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/30/31		2,568	2,565,388
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/04/32		1,920	1,915,586
Electronic Arts, Inc., USD Term Loan B, 03/24/33(m)		3,810	3,818,191
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/24/32		3,089	3,087,256
Live Nation Entertainment, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/21/32		1,598	1,595,973
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 11/12/29		1,760	1,495,954
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 11/21/31		4,046	4,030,348
			20,887,708
Environmental, Maintenance & Security Service — 0.2%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 10/17/30		618	617,934
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 01/15/31		364	363,479
			981,413
Financial Services — 3.2%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 12/21/28		1,837	1,836,710
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.63%, 05/21/31		1,973	1,973,663
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/27/32		1,991	1,880,434
APi Group DE, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/16/33		3,197	3,189,882

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/19/31	USD	3,671	$ 3,654,585
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 09/13/32		875	875,122
ITT Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.98%), 5.71%, 10/11/30		479	477,852
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		806	673,352
NEXUS Buyer LLC
2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 07/31/31		1,045	1,009,343
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 07/31/31		150	144,308
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/08/32		1,155	1,154,851
Sotera Health Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 05/30/31		2,161	2,160,748
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/16/31		107	106,967
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/31/28		320	319,428
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/05/32		420	417,916
			19,875,161
Food Products — 1.3%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 10/28/32		4,133	4,139,141
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31		2,048	2,031,929
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 09/30/32		562	557,954
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.23%, 03/29/30		136	136,230
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 02/11/33		984	985,899
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/29/32		386	385,882
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.74%, 12/31/29		128	23,524
			8,260,559
Gas Utilities — 0.5%
BIP PipeCo Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 12/06/30		429	428,254
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 04/01/32		487	487,793
Security		Par (000)	Value
Gas Utilities (continued)
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.13%, 03/11/33	USD	673	$ 675,359
Traverse Midstream Partners LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.04%, 04/21/33		407	406,491
Venture Global Calcasieu Pass LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33		1,140	1,142,064
			3,139,961
Ground Transportation — 0.8%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/10/31		3,459	3,442,652
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28		1,002	705,941
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28		199	140,045
PODS LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.13%, 05/14/31		746	724,694
			5,013,332
Health Care Equipment & Supplies — 1.5%
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 01/15/31		2,693	2,696,937
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33		5,364	5,244,436
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/32		750	749,378
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 08/20/32		809	794,514
			9,485,265
Health Care Providers & Services — 2.7%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 09/20/32		198	198,386
CCRR Parent, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.91%, 05/27/32		233	162,687
Charlotte Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 06/30/31		649	647,838
CHG Healthcare Services, Inc., 2026 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 09/29/31		867	867,292
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.91%, 11/08/32		1,311	1,311,866
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 07/26/31		607	606,976
DaVita, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/09/31		647	646,051
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 02/06/33		1,244	1,244,091
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(c)(f)		48	7,794
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	USD	477	$ 476,832
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31		1,967	1,935,318
Medical Solutions Holdings, Inc.
2026 Class A-1 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.17%, 11/01/30		84	61,147
2026 Class A-2 First Out Term Loan, 11/01/30(m)		194	140,292
2026 Exchange FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.30%, 11/01/30		359	73,506
2026 Exchange FLTO Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.80%, 11/03/31		347	41,651
Medline Borrower LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.50%), 5.14%, 05/30/33		3,176	3,154,616
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/22/32		1,521	1,521,949
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 11/19/31		504	497,311
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 09/27/30		1,235	1,236,237
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/19/30		1,304	1,303,965
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		469	469,272
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/01/31		237	236,709
			16,841,786
Health Care Technology — 1.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/15/29		1,833	1,828,294
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.37%, 05/01/31		1,985	1,812,797
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.83%, 10/01/27		593	583,870
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 11/03/31		706	702,251
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		1,978	1,710,834
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/22/29(d)		621	618,279
			7,256,325
Hotels, Restaurants & Leisure — 5.6%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.25%, 03/11/30		192	184,778
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Aimbridge Acquisition Co., Inc. (continued)
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.25%, 03/11/30	USD	203	$ 196,987
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/31/30		917	914,908
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/20/30		1,753	1,749,226
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/31		3,015	2,889,299
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/30		1,508	1,455,134
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.11%, 12/02/31		857	858,377
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.89%, 01/27/29		3,024	3,019,596
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 11/30/30		3,428	3,392,845
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 06/04/32		1,025	1,019,774
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/32		2,769	2,782,622
Gaia Purchaser, Inc., Term Loan B, 06/25/33(d)(m)		725	724,094
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.43%, 11/01/29		751	738,307
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/31/32		327	325,973
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/27/32		911	912,169
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.40%, 11/08/30		696	696,988
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/16/30		1,445	1,444,915
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 04/16/29		973	972,915
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.98%, 08/01/30		649	616,319
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 05/30/33		1,018	1,015,159
Pioneer Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 05/16/33		1,343	1,347,083
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 04/04/29		929	915,063
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 12/04/31		886	878,920

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/01/31	USD	297	$ 293,831
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 03/14/31		1,860	1,858,437
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32		954	934,920
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 07/01/32		1,030	1,029,929
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 08/03/28		841	839,047
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/24/30		1,125	1,125,441
			35,133,056
Household Durables — 0.7%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32		1,963	1,958,751
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (Prime + 1.50%), 8.25%, 09/26/31		452	452,243
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.87%, 10/24/31		375	375,822
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 12/19/29		204	202,008
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 12/19/29		153	151,506
Weber-Stephen Products LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 10/01/32		1,424	1,405,357
			4,545,687
Household Products — 0.2%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32		994	982,822
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 07/31/30		2,187	2,184,362
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27		1,046	1,041,551
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/32		1,366	1,353,889
			4,579,802
Industrial Conglomerates — 1.6%
ACI Rover Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/33		872	869,602
Security		Par (000)	Value
Industrial Conglomerates (continued)
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 09/12/32	USD	638	$ 640,306
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 03/27/31		479	480,725
FCG Acquisitions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 03/04/33		187	188,087
Heritage Environmental Services, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 04/01/33(d)		410	411,538
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 12/02/31		598	599,197
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 10/01/32		871	871,927
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32		1,008	1,007,956
Resilience Parent LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/28/33		2,128	2,122,893
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.49%, 12/31/29		224	193,693
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 04/11/33		2,570	2,502,949
			9,888,873
Insurance — 4.8%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/19/31		5,715	5,633,506
AmWINS Group, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 01/30/32		2,557	2,498,120
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/29/31		2,415	2,379,133
Asurion LLC, 2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30		1,678	1,658,063
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30		3,770	3,764,256
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 04/18/30		250	235,188
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/15/31		2,298	2,152,547
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		2,197	2,099,167
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31		213	205,858
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 09/15/31		1,296	1,292,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Truist Insurance Holdings LLC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 05/06/31	USD	2,786	$ 2,716,567
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 09/29/30		1,748	1,738,603
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 11/21/29		3,585	3,570,474
			29,944,095
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.39%, 01/31/31		583	535,545
IT Services — 3.8%
Asurion LLC
2021 Second Lien Term Loan B4, (3-mo. CME Term SOFR + 5.25%), 9.18%, 01/20/29		374	369,212
2023 Term Loan B11, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.01%, 08/19/28		131	131,115
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30		479	472,804
2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 02/23/33		740	698,375
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/15/29		885	597,591
Central Parent Inc., 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 07/06/29		2,380	1,537,872
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.12%, 11/17/31		524	533,868
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.39%, 05/30/31		2,595	2,475,142
Galileo Parent, Inc., 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.13%, 03/03/33		769	770,922
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/12/29		2,293	2,263,174
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/09/29		1,230	1,201,754
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/07/32		2,715	1,926,420
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 01/31/31		638	636,612
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 03/01/29		1,597	1,413,223
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 07/01/31		602	555,308
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.38%, 11/15/32		548	532,930
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 07/16/31		1,038	1,008,614
Security		Par (000)	Value
IT Services (continued)
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/31/28	USD	2,485	$ 2,395,239
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 07/31/31		3,008	2,968,439
Shift4 Payments LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/03/32		1,084	1,079,094
			23,567,708
Leisure Products — 0.3%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/22/31		552	551,124
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30		1,180	1,174,494
			1,725,618
Machinery — 3.5%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 07/31/28		1,945	1,942,264
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 07/02/33		3,207	3,203,408
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 03/15/30		472	471,341
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 02/03/33		1,341	1,337,123
CompoSecure Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		2,038	2,024,468
ESCO Technologies, Inc., Term Loan B, 06/11/33(d)(m)		572	570,570
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 10/21/28		1,747	1,746,993
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 07/03/31		285	286,350
GrafTech Global Enterprises, Inc.
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.64%, 12/21/29		14	13,841
2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		25	24,222
Hayward Industries, Inc., 2026 Term Loan B, 06/23/33(m)		401	400,724
Indicor LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 11/22/29		788	786,573
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 02/10/33		1,515	1,485,117
Madison IAQ LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/06/32		710	708,154
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.18%, 03/03/33		104	99,203

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Tega MC Australia Holdings Pty. Ltd., Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 06/01/33	USD	610	$ 612,672
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		3,192	3,203,769
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 01/27/31		2,625	2,622,011
			21,538,803
Media — 2.0%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		1,546	1,575,499
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 12/07/30		406	400,663
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 12/15/31		362	356,037
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.76%, 08/23/28		643	642,856
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		2,114	1,479,591
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33		1,655	1,655,389
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/30/30		935	934,537
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 10/17/31		1,435	1,348,369
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/18/33		722	713,166
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 10.26%, 09/25/29(e)		2,810	2,525,152
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 04/28/28		560	555,240
			12,186,499
Metals & Mining — 0.2%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 02/26/32		1,343	1,335,245
Multi-Utilities — 0.4%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/03/32		2,706	2,704,551
Oil, Gas & Consumable Fuels — 0.9%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.69%, 09/29/32		469	469,817
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/22/32		476	477,547
Freeport LNG Investments LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 02/11/33		1,681	1,682,496
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 02/11/30	USD	683	$ 682,926
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/22/32		482	481,759
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.37%, 04/07/32		312	312,861
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 03/16/30		514	514,045
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR + 1.75%), 5.50%, 06/16/32		1,082	1,073,678
			5,695,129
Passenger Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 04/20/28		1,355	1,352,897
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/21/31		1,448	1,442,212
American Airlines, Inc.
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29		1,250	1,226,938
2026 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 05/29/33		1,090	1,075,470
AS Mileage Plan IP Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/12/33		796	792,522
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.43%, 08/27/29		1,404	1,245,876
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 02/22/31		1,352	1,347,773
			8,483,688
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 08/01/32		2,010	2,016,243
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 10/31/32		362	361,554
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 04/23/31		534	534,297
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33		1,533	1,536,224
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 05/05/28		1,572	1,575,196
Opal US LLC, 2026 USD Term Loan B, 04/28/32(m)		480	479,357
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/20/29	USD	890	$ 886,225
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28		119	118,803
			7,507,899
Professional Services — 1.6%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 08/12/32		903	897,120
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.26%, 06/02/28		1,612	1,591,958
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/05/32		1,598	1,592,913
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 0.50% and 3.25% PIK), 8.91%, 07/31/30(e)		444	405,572
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/24/31		1,859	1,853,307
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/24/31		971	968,698
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 11/26/31		1,706	1,663,199
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.39%, 09/28/29		967	942,836
			9,915,603
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 06/13/33(d)		684	682,443
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/06/29		380	381,001
Qnity Electronics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32		2,295	2,297,829
			2,678,830
Software — 5.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 02/24/31		2,382	2,337,329
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 03/26/32		1,115	1,065,498
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		3,223	2,893,808
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/17/30		638	609,252
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 01/23/32		619	609,522
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/21/31		2,692	2,352,325
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/13/32		3,036	2,617,289
Security		Par (000)	Value
Software (continued)
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.49%, 10/08/28	USD	642	$ 495,300
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 12/09/31		1,609	1,533,556
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.26%, 06/04/29		488	479,460
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.93%, 10/09/31		746	678,988
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33		2,385	2,167,035
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.98%, 06/26/31		622	591,285
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 10/09/29		2,082	2,004,550
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/32		1,994	1,906,578
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/22/32		3,123	2,402,838
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.89%, 12/31/31		523	451,714
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 8.89%, 06/17/32		405	369,198
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.36%, 02/04/33		1,178	1,180,029
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/28/30		884	736,717
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.00%), 6.99%, 04/24/28		1,629	1,520,291
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/09/31		1,929	1,924,689
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/10/31		2,692	2,530,231
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 04/12/31		1,908	1,828,967
			35,286,449
Specialty Retail — 1.4%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31		3,114	3,109,369
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31		1,190	1,184,750
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28		2,230	2,224,953
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/14/32		334	334,092
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 12/06/32		239	239,595

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32	USD	26	$ 25,941
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32		1,105	1,106,281
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.99%, 10/20/28		278	273,298
			8,498,279
Technology Hardware, Storage & Peripherals — 0.4%
Finastra USA, Inc., 2025 USD Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.75%, 09/15/32		2,909	2,671,897
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/13/32		626	625,492
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/19/32		60	60,829
Trading Companies & Distributors — 0.4%
Core & Main LP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/01/33(d)		1,405	1,401,488
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 06/02/32		275	275,615
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 07/02/29		1,285	632,701
			2,309,804
Transportation Infrastructure — 1.2%
AIT Worldwide Logistics, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 04/29/33		807	806,806
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/23/31		2,818	2,818,850
Brown Group Holding LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 07/01/31		1,216	1,218,272
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 9.99%, 12/15/26		713	707,413
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 03/18/30		1,431	1,425,876
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.64%, 08/20/29		900	354,225
			7,331,442
Security		Par (000)	Value
Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 08/06/32	USD	594	$ 596,892
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/25/31		1,339	1,339,512
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 10/06/32(d)		1,282	1,288,968
			3,225,372
Total Floating Rate Loan Interests — 85.0% (Cost: $542,363,830)			529,068,783

	Shares
Investment Companies
Capital Markets — 0.4%
Janus Henderson AAA CLO ETF	50,000	2,524,500
Equity Funds — 5.5%
H-Food Holdings LLC(c)	8,393	144,779
Invesco Senior Loan ETF	1,141,200	23,246,244
State Street Blackstone Senior Loan ETF	265,000	10,676,850
		34,067,873
Fixed Income Funds(n) — 2.6%
iShares 0-5 Year Investment Grade Corporate Bond ETF	40,000	2,014,800
iShares Broad USD High Yield Corporate Bond ETF	395,000	14,622,900
		16,637,700
Total Investment Companies — 8.5% (Cost: $54,221,714)		53,230,073

		Par (000)
Preferred Securities
Capital Trusts — 0.8%(a)
Banks — 0.0%
Citigroup, Inc., Series GG, 6.88%, 12/31/99	USD	60	61,447
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	81,488
Electric Utilities — 0.1%
AES Corp., 7.60%, 01/15/55		71	72,695
Dominion Energy, Inc.
6.15%, 12/15/56		55	55,167
6.25%, 12/15/56		30	30,127
NextEra Energy Capital Holdings, Inc.
Series AA, 6.00%, 10/01/56		122	121,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
Series BB, 6.20%, 10/01/56	USD	183	$ 182,823
PG&E Corp., 6.85%, 09/15/56		122	121,567
			584,319
Financial Services — 0.4%
Bank of America Corp.(l)
Series OO, 6.63%		259	267,023
Series U, 6.25%		62	62,745
Barclays PLC(l)
4.38%		200	194,156
9.63%		200	221,776
Brookfield Finance, Inc., 6.30%, 01/15/55		125	121,243
Citigroup, Inc.(l)
Series CC, 7.13%		117	119,701
Series DD, 7.00%		45	46,940
Series EE, 6.75%		100	101,396
Series FF, 6.95%		40	40,921
Series HH, 6.63%		90	91,692
Goldman Sachs Group, Inc.(l)
Series Y, 6.13%		102	102,237
Series Z, 6.85%		85	87,397
UBS Group AG(b)(l)
7.00%		200	200,805
7.75%		200	210,759
9.25%		200	231,030
			2,099,821
Independent Power and Renewable Electricity Producers(b)(l) — 0.1%
NRG Energy, Inc., 10.25%		125	134,879
Vistra Corp., 7.00%		301	303,385
			438,264
Insurance — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54		59	58,572
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		52	54,517
Oil, Gas & Consumable Fuels — 0.2%
Enbridge, Inc.
7.20%, 06/27/54		40	42,513
7.38%, 03/15/55		26	27,345
Energy Transfer LP
8.00%, 05/15/54		127	134,818
7.13%, 10/01/54		75	77,155
Series G, 7.13%(l)		62	63,973
Sunoco LP, 7.88%(b)(l)		504	524,128
Venture Global LNG, Inc., 9.00%(b)(l)		610	595,552
			1,465,484
			4,843,912

	Shares
Preferred Stocks — 0.1%(c)
Financial Services — 0.1%
Labels Buyer LLC, 12.00%	357	292,740
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(d)	382	76,336
Health Care Providers & Services — 0.0%
Ingenovis Health, Inc., 12/31/79	23,129	87,670
Security	Shares	Value
IT Services — 0.0%
Veritas Newco
Series G, 12/31/49	1,882	$ 37,645
Series G-1, 12/31/49	1,301	25,370
		63,015
		519,761
Total Preferred Securities — 0.9% (Cost: $5,376,819)		5,363,673
Warrants
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd., (Strike Price GBP 0.01)(c)(d)	1	—
Financial Services(c) — 0.0%
Labels Buyer LLC	314	785
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)	2,435	—
		785
Total Warrants — 0.0% (Cost: $ — )		785
Total Long-Term Investments — 119.3% (Cost: $767,761,505)		742,705,563
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(n)(o)	8,117,500	8,117,500
Total Short-Term Securities — 1.3% (Cost: $8,117,500)		8,117,500
Total Investments — 120.6% (Cost: $775,879,005)		750,823,063
Liabilities in Excess of Other Assets — (20.6)%		(128,350,019)
Net Assets — 100.0%		$ 622,473,044

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	When-issued security.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,264,324, representing 0.4% of its net assets as of period end, and an original cost of $2,266,246.

(l)	Perpetual security with no stated maturity date.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,327,027	$ 6,790,473 (a)	$ —	$ —	$ —	$ 8,117,500	8,117,500	$ 71,328	$ —
iShares 0-5 Year Investment Grade Corporate Bond ETF	—	2,014,600	—	—	200	2,014,800	40,000	22,142	—
iShares Broad USD High Yield Corporate Bond ETF	10,657,575	4,030,438	—	—	(65,113)	14,622,900	395,000	372,670	—
				$ —	$ (64,913)	$ 24,755,200		$ 466,140	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	35	09/21/26	$ 3,930	$ (48,589)
U.S. Long Bond	18	09/21/26	2,035	(48,353)
				$ (96,942)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,095,278	EUR	1,798,000	BNP Paribas SA	09/16/26	$ 34,385
USD	206,388	EUR	177,000	Wells Fargo Bank N.A.	09/16/26	3,509
						$ 37,894
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V3	5.00%	Quarterly	06/20/30	CCC+	USD	490	$ 41,642	$ 21,614	$ 20,028
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	8,000	$ 155,927	$ (72,138)	$ 228,065
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 21,614	$ —	$ 20,028	$ —
OTC Swaps	—	(72,138)	228,065	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 37,894	$ —	$ —	$ 37,894
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	20,028	—	—	—	—	20,028
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	228,065	—	228,065
	$ —	$ 20,028	$ —	$ 37,894	$ 228,065	$ —	$ 285,987
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 96,942	$ —	$ 96,942
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	72,138	—	72,138
	$ —	$ —	$ —	$ —	$ 169,080	$ —	$ 169,080

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 272,419	$ —	$ 272,419
Forward foreign currency exchange contracts	—	—	—	53,045	—	—	53,045
Swaps	—	977	—	—	33,367	—	34,344
	$ —	$ 977	$ —	$ 53,045	$ 305,786	$ —	$ 359,808
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (148,421)	$ —	$ (148,421)
Forward foreign currency exchange contracts	—	—	—	34,152	—	—	34,152
Swaps	—	4,141	—	—	(267,755)	—	(263,614)
	$ —	$ 4,141	$ —	$ 34,152	$ (416,176)	$ —	$ (377,883)

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$6,103,891
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,277,303
Credit default swaps:
Average notional value — sell protection	492,500
Total return swaps:
Average notional value	13,000,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 39,922	$ —
Forward foreign currency exchange contracts	37,894	—
Swaps — centrally cleared	—	260
Swaps — OTC(a)	228,065	72,138
Total derivative assets and liabilities in the Statements of Assets and Liabilities	305,881	72,398
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(39,922)	(260)
Total derivative assets and liabilities subject to an MNA	$ 265,959	$ 72,138

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$ 34,385	$ —	$ —	$ —	$ 34,385
Morgan Stanley & Co. International PLC	228,065	(72,138)	—	—	155,927
Wells Fargo Bank N.A.	3,509	—	—	—	3,509
	$ 265,959	$ (72,138)	$ —	$ —	$ 193,821

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Morgan Stanley & Co. International PLC	$ 72,138	$ (72,138)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 5,572,495	$ —	$ 5,572,495
Common Stocks
Financial Services	—	250,682	—	250,682
Ground Transportation	—	1,383	—	1,383
Hotels, Restaurants & Leisure	—	—	87,075	87,075
Industrial Conglomerates	—	101,179	—	101,179
IT Services	—	—	157,357	157,357
Machinery	—	—	244,630	244,630
Semiconductors & Semiconductor Equipment	1	—	—	1
Trading Companies & Distributors	—	49,596	—	49,596
Wireless Telecommunication Services	—	235,620	—	235,620
Corporate Bonds	—	146,228,579	234,880	146,463,459
Fixed Rate Loan Interests	—	1,878,772	—	1,878,772
Floating Rate Loan Interests	—	518,583,615	10,485,168	529,068,783
Investment Companies
Capital Markets	2,524,500	—	—	2,524,500
Equity Funds	33,923,094	144,779	—	34,067,873
Fixed Income Funds	16,637,700	—	—	16,637,700
Preferred Securities
Capital Trusts	—	4,843,912	—	4,843,912
Preferred Stocks	—	443,425	76,336	519,761
Warrants	—	785	—	785
Short-Term Securities
Money Market Funds	8,117,500	—	—	8,117,500
Unfunded Floating Rate Loan Interests(a)	—	28,699	—	28,699
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,366)	(26,515)	(29,881)
	$61,202,795	$678,360,155	$11,258,931	$750,821,881
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 20,028	$ —	$ 20,028
Foreign Currency Exchange Contracts	—	37,894	—	37,894
Interest Rate Contracts	—	228,065	—	228,065
Liabilities
Interest Rate Contracts	(96,942)	—	—	(96,942)
	$(96,942)	$285,987	$—	$189,045

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $110,000,000 are categorized as Level 2 within the fair value hierarchy.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2025	$ 1,695,564	$ 2	$ —	$ 15,400,997	$ — (a)	$ 74,156	$ 321
Transfers into Level 3(b)	—	—	—	—	—	66,794	13,300
Transfers out of Level 3(c)	(580,022)	—	—	(5,901,930)	—	(74,156)	(321)
Accrued discounts/premiums	—	1,149	—	1,494	—	—	—
Net realized gain (loss)	226,014	—	—	(74,674)	—	—	—
Net change in unrealized appreciation (depreciation)(d)(e)	(763,062)	(98,634)	(3,725)	32,534	—	9,542	(39,815)
Purchases	232,882	332,363	3,725	7,085,925	—	—	—
Sales	(322,314)	—	—	(6,059,178)	—	—	—
Closing balance, as of June 30, 2026	$ 489,062	$ 234,880	$ —	$ 10,485,168	$ —	$ 76,336	$ (26,515)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(e)	$ (575,166)	$ (98,634)	$ (3,725)	$ 979	$ —	$ 9,542	$ (39,816)

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ — (a)	$ 17,171,040
Transfers into Level 3(b)	—	80,094
Transfers out of Level 3(c)	—	(6,556,429)
Accrued discounts/premiums	—	2,643
Net realized gain (loss)	—	151,340
Net change in unrealized appreciation (depreciation)(d)(e)	—	(863,160)
Purchases	—	7,654,895
Sales	—	(6,381,492)
Closing balance, as of June 30, 2026	$ — (a)	$ 11,258,931
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(e)	$ — (a)	$ (706,820)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 07/25/37(a)(b)	$1,000	$ 1,000,393
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.02%, 07/25/37(a)(b)	1,000	993,319
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3- mo. CME Term SOFR + 2.65%), 6.32%, 01/05/38(a)(b)	1,000	1,003,720
Total Asset-Backed Securities — 0.8% (Cost: $3,000,000)		2,997,432

	Shares
Common Stocks
Financial Services(c) — 0.1%
Aimbridge Acquisition Co., Inc.	5,330	204,312
Labels Buyer LLC	164	15,060
		219,372
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,472	1,226
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(c)(d)	6,425	96,375
Industrial Conglomerates — 0.0%
SVP Singer(c)	17,689	114,978
IT Services — 0.0%
Travelport LLC(c)(d)	269	184,039
Machinery — 0.1%
United Site Services, Inc.(c)(d)(e)	28,659	286,590
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2	1
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)	23,534	47,069
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(c)(d)	14,432	100,302
Wireless Telecommunication Services — 0.1%
Altice France Lux 3(c)	10,219	201,322
Total Common Stocks — 0.3% (Cost: $3,290,184)		1,251,274

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$11	10,994
WR Grace Holdings LLC, 5.63%, 08/15/29	388	364,678
		375,672
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	249	202,910
Security	Par (000)	Value
Diversified Telecommunication Services(b)(f) — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(e)	$430	$ 189,396
Zayo Group Holdings, Inc.
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30	25	25,211
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30	207	203,906
		418,513
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(c)(d)(e)	1,710	—
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	441	432,489
Interactive Media & Services — 1.0%
Beignet Investor LLC, 6.58%, 05/30/49(b)	3,969	4,048,986
IT Services — 0.0%
CDK Steerco Coop, 8.00%, 06/15/29(d)	191	122,240
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	1,265	1,281,238
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	322	89,617
Total Corporate Bonds — 1.7% (Cost: $7,349,481)		6,971,665
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 Term Loan, 11.00%, 12/15/31(d)	66	—
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	839	795,186
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	961	896,132
Total Fixed Rate Loan Interests — 0.4% (Cost: $1,866,479)		1,691,318
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 09/24/32	651	649,861
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.99%, 02/15/29	240	204,515
		854,376
Aerospace & Defense — 4.5%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (6- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.60%, 06/23/30	796	797,564
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/31/30	1,287	1,285,361
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.79%, 08/03/29	817	819,564

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.76%), 8.24%, 05/25/29	$3,198	$ 218,537
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.51%), 7.18%, 05/25/29	470	32,130
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31	2,214	2,218,235
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31	845	846,950
Kaman Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 02/26/32	383	382,591
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.51%, 02/01/28	1,555	1,399,049
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/01/32	608	609,269
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/05/28	469	469,919
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/28/31	4,355	4,355,753
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/19/32	891	891,469
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 03/22/30	116	115,926
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 08/19/32	2,715	2,714,813
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/13/33	952	951,848
		18,108,978
Automobile Components — 2.5%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 01/02/33	900	898,063
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.14%, 05/06/30	2,682	2,681,929
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/28/32	1,425	1,424,840
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31	1,482	1,467,301
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 01/30/32	85	85,031
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 11/16/29	258	257,208
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/04/31	1,676	1,672,625
RealTruck Group, Inc.
2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.65%, 01/31/31	149	91,811
Security	Par (000)	Value
Automobile Components (continued)
RealTruck Group, Inc. (continued)
2026 FLSO Tranche B Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.90%, 01/31/31	$418	$ 259,740
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.74%, 11/17/28	1,178	1,172,110
		10,010,658
Beverages — 0.5%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.23%, 01/24/29	1,276	1,292,323
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.08%, 01/24/29	439	291,375
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.83%, 01/24/30	553	167,045
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.63%, 07/09/32	421	420,341
		2,171,084
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 04/27/33	722	721,639
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/12/31	3,049	3,049,357
		3,770,996
Broadline Retail — 0.7%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	1,081	1,084,269
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.39%, 03/15/30	1,597	1,605,319
		2,689,588
Building Materials — 0.3%
CP Iris HoldCo I, Inc.
2025 Delayed Draw Term Loan, 0.00%, 10/27/32	4	3,659
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 10/27/32	1,376	1,305,211
		1,308,870
Building Products — 4.9%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 05/13/29	99	99,277
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 09/08/32	3,267	3,266,336
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.89%, 07/08/30	1,018	891,929
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 08/04/31	1,658	1,655,172
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	2,918	2,913,836
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 02/02/33(d)	548	547,090
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 06/17/31	1,247	1,046,837
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Knife River Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/08/32	$219	$ 219,588
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.64%, 03/08/29	381	329,518
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.89%, 03/19/29	971	971,340
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/10/32	1,130	1,128,367
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/30/32	827	824,770
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/28	499	499,004
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 10/19/29	3,235	3,227,815
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 08/05/31	2,360	2,127,216
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.76%, 10/04/28	111	111,409
		19,859,504
Capital Markets — 5.5%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	531	532,813
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.63%, 02/15/31	2,032	1,962,217
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/09/30	730	727,833
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 11/25/32	1,032	1,007,036
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 12/20/29	983	982,859
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/25/31	1,229	1,190,627
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 11/01/32	1,462	1,458,718
Citadel Securities Global Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/10/33	2,334	2,327,972
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.26%, 09/01/28	176	165,534
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/15/31	2,776	2,705,530
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/05/31	433	430,547
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 03/18/30	2,474	2,454,660
Security	Par (000)	Value
Capital Markets (continued)
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	$3,891	$ 3,853,001
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/26/32(d)	159	158,801
Jupiter Borrower, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/30/33	638	636,673
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/32	1,716	1,691,251
		22,286,072
Chemicals — 5.2%
BASF Coatings Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.24%, 06/29/33	1,342	1,345,690
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/15/32	2,050	2,043,986
Derby Buyer LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.36%, 11/01/30	1,540	1,539,494
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 10/04/29	1,286	1,279,797
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/12/31	978	976,721
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/18/30	1,955	1,954,686
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/29/32	707	704,105
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 02/15/30	284	284,412
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 10/07/31	221	184,667
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.76%, 07/03/28	1,059	1,001,210
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/31(d)	712	711,986
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 06/20/31	1,989	1,984,266
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 11/03/32	1,437	1,434,997
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31	1,626	1,066,205
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 10/09/31	531	531,638
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/29/32	744	746,790
SP Motion Holdco Ltd., USD Term Loan B, 06/24/33(g)	393	392,509

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.66%, 08/02/30	$1,566	$ 1,556,498
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/19/32	1,342	1,335,997
		21,075,654
Commercial Services & Supplies — 5.9%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 10/24/30	843	832,344
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 08/20/32	4,115	4,114,727
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.41%, 11/17/31	555	555,862
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/22/30	1,065	1,064,378
Asplundh Tree Expert, LLC, 2026 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/30/33	2,719	2,713,931
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 04/01/32	1,209	1,172,778
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.14%, 10/08/32	476	476,799
Garda World Security Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.51%, 02/01/29	820	817,745
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 06/02/31	1,552	1,474,208
Innio Holding, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/02/31	1,158	1,152,572
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.43%, 12/02/26	24	24,529
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/11/32	2,092	2,086,758
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 12/31/32	367	366,714
Packers Holdings LLC, 2025 Takeback Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 1.00%), 4.74%, 03/10/31	82	77,829
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 03/26/31	1,782	1,779,836
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 10/13/30	282	280,037
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/07/32	1,373	1,350,435
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31	144	143,453
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp. (continued)
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31	$884	$ 882,787
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 11/30/28	887	886,433
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/31	1,621	1,618,405
		23,872,560
Communications Equipment — 0.0%
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 06/26/29	31	30,908
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 06/26/29	31	30,909
		61,817
Construction & Engineering — 1.5%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 0.00%, 04/25/33	15	15,007
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 04/25/33	1,192	1,187,946
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	1,751	1,365,509
Construction Partners, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/03/31	1,112	1,110,438
Dycom Investments, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/27/33	625	625,194
Legence Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.64%, 12/16/31	1,650	1,644,614
		5,948,708
Consumer Discretionary — 0.2%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 07/06/29	616	618,109
Consumer Staples Distribution & Retail — 1.1%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.14%, 12/29/32	2,116	2,087,495
EG America LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31	1,865	1,869,663
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/03/31	616	619,465
		4,576,623
Containers & Packaging — 3.8%
Charter Next Generation, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.11%, 11/29/30	2,442	2,441,725
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.89%, 04/01/32	1,628	1,562,959
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.18%), 6.82%, 04/13/29	175	171,698
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Colossus Acquireco LLC, 2026 Term Loan B, (3-mo. SOFR + 1.75%), 5.37%, 01/31/33	$2,824	$ 2,803,540
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/26/33	1,148	1,148,478
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.12%, 04/15/30	1,235	1,216,475
Multi-Color Corp., 2026 USD PIK Takeback Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.38%), 6.11%, 05/11/33	805	688,272
Potters Industries LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32	595	595,253
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 02/01/29	1,075	1,077,836
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 03/07/33	901	884,592
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/04/32	1,088	1,090,261
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 09/15/32	969	969,743
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 09/15/28	739	706,905
		15,357,737
Distributors — 1.9%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 01/31/31	1,585	1,584,973
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 07/27/28	3,403	3,401,033
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 02/09/31	773	773,291
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/01/33	1,880	1,874,774
		7,634,071
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/23/32	1,016	1,014,845
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/20/30	479	479,100
Diversified Telecommunication Services — 1.7%
Level 3 Financing, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/29/32	3,115	3,114,035
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32	$433	$ 426,739
Virgin Media Bristol LLC, 2023 USD Term Loan Y, (6-mo. CME Term SOFR at 0.00% Floor + 3.18%), 6.97%, 03/31/31	988	873,058
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.26%, 03/11/30(f)	2,340	2,338,899
		6,752,731
Electric Utilities — 1.3%
Alpha Generation LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/30/31	814	805,150
NRG Energy, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/16/31	2,833	2,828,954
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 04/28/33	316	315,575
Pathfinder Power LLC, Term Loan B, 06/22/33(g)	756	754,110
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/15/31	659	655,118
		5,358,907
Electronic Equipment, Instruments & Components — 0.9%
Belden, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/01/33(d)	1,106	1,106,000
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/20/31(d)	435	434,032
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 07/02/29	851	848,640
CoorsTek, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 10/28/32	454	454,148
Sanmina Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/27/32(d)	794	794,993
		3,637,813
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 10/01/32	431	431,730
Entertainment — 4.5%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 10/01/31	2,035	2,033,852
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/30/31	2,501	2,498,731
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/04/32	1,672	1,667,825
Electronic Arts, Inc., USD Term Loan B, 03/24/33(g)	3,280	3,287,052
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/24/32	2,731	2,729,641
Live Nation Entertainment, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/21/32	1,410	1,408,153

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 11/12/29	$1,510	$ 1,283,020
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 11/21/31	3,340	3,327,196
		18,235,470
Environmental, Maintenance & Security Service — 0.2%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 10/17/30	673	672,504
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 01/15/31	320	319,663
		992,167
Financial Services — 4.3%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 12/21/28	1,578	1,578,285
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.63%, 05/21/31	1,690	1,691,221
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/27/32	1,714	1,618,403
APi Group DE, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/16/33	2,713	2,706,811
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/19/31	3,162	3,147,547
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 09/13/32	834	834,210
ITT Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.98%), 5.71%, 10/11/30	409	408,166
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31	696	581,909
NEXUS Buyer LLC
2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 07/31/31	902	870,655
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 07/31/31	130	125,067
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/08/32	997	996,283
Sotera Health Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 05/30/31	2,069	2,068,501
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/16/31	100	100,034
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/31/28	310	309,599
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/05/32	400	398,250
		17,434,941
Security	Par (000)	Value
Food Products — 1.8%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 10/28/32	$3,571	$ 3,576,162
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	1,756	1,742,591
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 09/30/32	513	509,370
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.23%, 03/29/30	149	149,703
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 02/11/33	851	852,642
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/29/32	328	327,553
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.74%, 12/31/29	145	26,591
		7,184,612
Gas Utilities — 0.7%
BIP PipeCo Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 12/06/30	369	368,031
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 04/01/32	459	459,842
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.13%, 03/11/33	575	577,307
Traverse Midstream Partners LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.04%, 04/21/33	353	352,559
Venture Global Calcasieu Pass LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33	983	984,779
		2,742,518
Ground Transportation — 1.1%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/10/31	3,165	3,149,601
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28	960	676,538
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28	190	134,212
PODS LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.13%, 05/14/31	636	617,836
		4,578,187
Health Care Equipment & Supplies — 2.1%
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 01/15/31	2,621	2,624,187
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33	4,656	4,552,218
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/32	$639	$ 638,469
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 08/20/32	690	678,280
		8,493,154
Health Care Providers & Services — 3.8%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 09/20/32	175	175,763
CCRR Parent, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.91%, 05/27/32	258	179,956
Charlotte Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 06/30/31	549	548,017
CHG Healthcare Services, Inc., 2026 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 09/29/31	987	987,379
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.91%, 11/08/32	1,240	1,240,130
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 07/26/31	571	571,325
DaVita, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/09/31	553	551,483
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 02/06/33	1,071	1,071,318
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(c)(e)	55	8,918
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	544	544,074
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	1,678	1,650,994
Medical Solutions Holdings, Inc.
2026 Class A-1 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.17%, 11/01/30	139	100,864
2026 Class A-2 First Out Term Loan, 11/01/30(g)	319	231,417
2026 Exchange FLSO Term Loan, 11/01/30(g)	512	105,013
2026 Exchange FLTO Term Loan, 11/03/31(g)	440	52,807
Medline Borrower LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.50%), 5.14%, 05/30/33	2,744	2,725,501
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/22/32	1,355	1,355,909
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 11/19/31	521	513,856
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 09/27/30	1,069	1,069,889
Security	Par (000)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/19/30	$1,266	$ 1,266,083
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28	440	439,571
		15,390,267
Health Care Technology — 1.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/15/29	1,571	1,566,753
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.37%, 05/01/31	1,859	1,697,552
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.83%, 10/01/27	522	513,501
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 11/03/31	653	650,119
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28	1,708	1,477,508
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/22/29(d)	549	547,344
		6,452,777
Hotels, Restaurants & Leisure — 8.4%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.25%, 03/11/30	192	185,085
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.25%, 03/11/30	204	197,314
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/31/30	995	993,395
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/20/30	1,659	1,655,332
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/31	2,809	2,692,579
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/30	1,365	1,316,679
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.11%, 12/02/31	743	743,888
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.89%, 01/27/29	2,599	2,594,863
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 11/30/30	3,469	3,433,492
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 06/04/32	870	864,935
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/32	3,091	3,106,338
Gaia Purchaser, Inc., Term Loan B, 06/25/33(d)(g)	617	616,229

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.43%, 11/01/29	$767	$ 754,907
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/31/32	303	302,194
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/27/32	869	869,467
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.40%, 11/08/30	767	768,089
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/16/30	1,275	1,274,716
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 04/16/29	1,108	1,107,771
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.98%, 08/01/30	569	541,004
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 05/30/33	865	862,720
Pioneer Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 05/16/33	1,146	1,149,484
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 04/04/29	823	810,254
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 12/04/31	754	747,364
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/01/31	330	326,802
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 03/14/31	1,928	1,926,223
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32	850	833,000
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 07/01/32	995	995,201
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 08/03/28	713	712,278
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/24/30	1,333	1,332,896
		33,714,499
Household Durables — 1.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32	1,795	1,790,937
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (Prime + 1.50%), 8.25%, 09/26/31	424	424,512
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.87%, 10/24/31	390	391,256
Security	Par (000)	Value
Household Durables (continued)
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 12/19/29	$107	$ 105,570
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 12/19/29	80	79,177
Weber-Stephen Products LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 10/01/32	1,258	1,241,005
		4,032,457
Household Products — 0.2%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32	863	852,960
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 07/31/30	1,968	1,965,062
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27	903	899,817
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/32	1,195	1,184,147
		4,049,026
Industrial Conglomerates — 2.2%
ACI Rover Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/33	745	742,951
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 09/12/32	588	590,360
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 03/27/31	414	415,627
FCG Acquisitions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 03/04/33	161	161,075
Heritage Environmental Services, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 04/01/33(d)	355	356,331
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 12/02/31	524	525,299
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 10/01/32	771	771,892
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32	925	924,622
Resilience Parent LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/28/33	1,829	1,824,610
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.49%, 12/31/29	$254	$ 220,105
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 04/11/33	2,210	2,152,341
		8,685,213
Insurance — 6.7%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/19/31	5,429	5,351,441
AmWINS Group, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 01/30/32	2,494	2,436,533
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/29/31	2,107	2,076,258
Asurion LLC, 2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	1,567	1,548,577
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30	3,221	3,215,954
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 04/18/30	210	197,558
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/15/31	1,974	1,848,925
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	2,075	1,982,042
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31	197	190,538
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 09/15/31	1,108	1,104,706
Truist Insurance Holdings LLC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 05/06/31	2,378	2,318,893
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 09/29/30	1,700	1,691,236
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 11/21/29	3,055	3,042,948
		27,005,609
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.39%, 01/31/31	502	460,552
IT Services — 5.1%
Asurion LLC
2021 Second Lien Term Loan B4, (3-mo. CME Term SOFR + 5.25%), 9.18%, 01/20/29	418	412,990
2023 Term Loan B11, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.01%, 08/19/28	115	114,386
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	401	396,162
2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 02/23/33	630	594,563
Security	Par (000)	Value
IT Services (continued)
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/15/29	$758	$ 512,154
Central Parent Inc., 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 07/06/29	2,034	1,314,234
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.12%, 11/17/31	447	456,359
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.39%, 05/30/31	2,188	2,086,606
Galileo Parent, Inc., 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.12%, 03/03/33	661	662,652
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/12/29	1,979	1,952,953
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/09/29	1,148	1,121,910
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/07/32	2,329	1,652,083
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 01/31/31	549	547,088
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 03/01/29	1,368	1,210,333
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 07/01/31	666	614,278
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.38%, 11/15/32	482	468,745
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 07/16/31	898	873,362
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/31/28	2,123	2,045,618
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 07/31/31	2,588	2,554,039
Shift4 Payments LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/03/32	938	934,120
		20,524,635
Leisure Products — 0.4%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/22/31	480	478,764
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30	1,149	1,143,471
		1,622,235
Machinery — 4.7%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 07/31/28	1,727	1,724,175
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 07/02/33	2,738	2,734,933

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 03/15/30	$488	$ 487,319
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 02/03/33	1,155	1,151,875
CompoSecure Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	1,778	1,766,194
ESCO Technologies, Inc., Term Loan B, 06/11/33(d)(g)	484	482,790
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 10/21/28	1,985	1,984,854
Hayward Industries, Inc., 2026 Term Loan B, 06/23/33(g)	344	344,548
Indicor LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 11/22/29	766	765,415
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 02/10/33	1,305	1,279,485
Madison IAQ LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/06/32	610	608,414
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.18%, 03/03/33	122	116,218
Tega MC Australia Holdings Pty. Ltd., Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 06/01/33	526	528,304
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30	2,820	2,830,283
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 01/27/31	2,254	2,251,284
		19,056,091
Media — 2.8%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31	1,709	1,741,395
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 12/07/30	452	446,255
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 12/15/31	312	306,589
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.76%, 08/23/28	717	716,026
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	1,803	1,261,771
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33	1,424	1,423,949
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/30/30	1,043	1,043,151
Security	Par (000)	Value
Media (continued)
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 10/17/31	$1,258	$ 1,182,054
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/18/33	621	614,115
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 10.26%, 09/25/29(f)	2,351	2,112,766
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 04/28/28	420	416,430
		11,264,501
Metals & Mining — 0.3%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 02/26/32	1,190	1,183,321
Multi-Utilities — 0.6%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/03/32	2,324	2,322,974
Oil, Gas & Consumable Fuels — 1.3%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.69%, 09/29/32	405	405,977
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/22/32	450	450,733
Freeport LNG Investments LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 02/11/33	1,455	1,456,295
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 02/11/30	665	664,176
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/22/32	414	413,793
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.37%, 04/07/32	290	291,871
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 03/16/30	442	442,096
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR + 1.75%), 5.50%, 06/16/32	935	927,879
		5,052,820
Passenger Airlines — 1.9%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 04/20/28	1,234	1,231,986
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/21/31	1,405	1,399,533
American Airlines, Inc.
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29	1,211	1,189,451
2026 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 05/29/33	940	927,470
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
AS Mileage Plan IP Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/12/33	$687	$ 683,998
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.43%, 08/27/29	1,213	1,076,386
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 02/22/31	1,170	1,165,447
		7,674,271
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 08/01/32	1,731	1,736,150
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 10/31/32	415	415,286
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 04/23/31	470	469,989
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33	1,322	1,324,331
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 05/05/28	1,730	1,733,549
Opal US LLC, 2026 USD Term Loan B, 04/28/32(g)	410	409,451
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/20/29	651	648,191
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	135	135,557
		6,872,504
Professional Services — 2.3%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 08/12/32	779	773,609
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.26%, 06/02/28	1,550	1,530,410
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/05/32	1,387	1,383,004
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 0.50% and 3.25% PIK), 8.91%, 07/31/30(f)	475	433,594
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/24/31	1,790	1,784,721
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/24/31	850	847,335
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 11/26/31	1,646	1,604,622
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.39%, 09/28/29	867	846,036
		9,203,331
Security	Par (000)	Value
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 06/13/33(d)	$717	$ 715,208
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/06/29	328	329,420
Qnity Electronics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32	2,025	2,026,910
		2,356,330
Software — 7.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 02/24/31	2,037	1,998,864
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 03/26/32	963	920,063
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31	2,776	2,492,502
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/17/30	558	532,640
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 01/23/32	528	519,785
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/21/31	2,834	2,476,464
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/13/32	2,586	2,229,609
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.49%, 10/08/28	582	449,113
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 12/09/31	1,401	1,335,620
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.26%, 06/04/29	441	432,791
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.93%, 10/09/31	639	581,206
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33	2,055	1,867,194
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.98%, 06/26/31	548	520,884
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 10/09/29	1,773	1,707,285
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/32	1,712	1,636,821
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/22/32	2,667	2,052,011
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.89%, 12/31/31	572	494,337
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 8.89%, 06/17/32	391	356,736
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.36%, 02/04/33	1,018	1,019,844

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/28/30	$772	$ 643,172
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.00%), 6.99%, 04/24/28	1,425	1,329,958
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/09/31	1,654	1,650,527
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/10/31	2,348	2,206,941
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 04/12/31	1,630	1,562,576
		31,016,943
Specialty Retail — 1.9%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	2,935	2,931,215
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31	1,026	1,021,224
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	1,912	1,907,321
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/14/32	293	293,204
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 12/06/32	209	209,646
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32	23	22,611
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32	963	964,294
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.99%, 10/20/28	271	266,016
		7,615,531
Technology Hardware, Storage & Peripherals — 0.6%
Finastra USA, Inc., 2025 USD Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.75%, 09/15/32	2,515	2,310,460
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/13/32	572	571,209
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/19/32	53	52,851
Trading Companies & Distributors — 0.5%
Core & Main LP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/01/33(d)	1,201	1,197,998
Security	Par (000)	Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 06/02/32	$267	$ 266,660
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 07/02/29	1,086	535,053
		1,999,711
Transportation Infrastructure — 1.4%
AIT Worldwide Logistics, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 04/29/33	696	695,833
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/23/31	2,735	2,736,192
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 9.99%, 12/15/26	816	809,790
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 03/18/30	1,222	1,217,246
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.64%, 08/20/29	836	329,080
		5,788,141
Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 08/06/32	448	450,485
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/25/31	1,497	1,497,878
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 10/06/32(d)	1,122	1,126,972
		3,075,335
Total Floating Rate Loan Interests — 118.6% (Cost: $490,578,235)		478,463,342

	Shares
Investment Companies
Capital Markets — 0.5%
Janus Henderson AAA CLO ETF	40,000	2,019,600
Equity Funds — 4.4%
H-Food Holdings LLC(c)	9,223	159,097
Invesco Senior Loan ETF	584,300	11,902,190
State Street Blackstone Senior Loan ETF	140,000	5,640,600
		17,701,887
Fixed Income Funds — 0.5%
iShares 0-5 Year Investment Grade Corporate Bond ETF(h)	40,000	2,014,800
Total Investment Companies — 5.4% (Cost: $22,262,007)		21,736,287
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.1%(c)
Financial Services — 0.1%
Labels Buyer LLC, 12.00%	282	$ 231,240
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(d)	338	67,656
Health Care Providers & Services — 0.0%
Ingenovis Health, Inc., 12/31/79	25,584	96,976
IT Services — 0.0%
Veritas Newco
Series G, 12/31/49	1,814	36,268
Series G-1, 12/31/49	1,252	24,418
		60,686
		456,558
Total Preferred Securities — 0.1% (Cost: $558,303)		456,558
Warrants
Financial Services(c) — 0.0%
Labels Buyer LLC	245	612
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)	1,895	—
		612
Total Warrants — 0.0% (Cost: $ — )		612
Total Long-Term Investments — 127.3% (Cost: $528,904,689)		513,568,488
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(h)(i)	2,046,587	$ 2,046,587
Total Short-Term Securities — 0.5% (Cost: $2,046,587)		2,046,587
Total Investments — 127.8% (Cost: $530,951,276)		515,615,075
Liabilities in Excess of Other Assets — (27.8)%		(112,196,990)
Net Assets — 100.0%		$ 403,418,085

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 2,046,587 (a)	$ —	$ —	$ —	$ 2,046,587	2,046,587	$ 10,659	$ —
iShares 0-5 Year High Yield Corporate Bond ETF(b)	214,350	—	(213,500)	9,119	(9,969)	—	—	1,246	—
iShares 0-5 Year Investment Grade Corporate Bond ETF	—	2,014,600	—	—	200	2,014,800	40,000	22,142	—
				$ 9,119	$ (9,769)	$ 4,061,387		$ 34,047	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	10	09/21/26	$ 1,123	$ (13,882)
U.S. Long Bond	6	09/21/26	678	(16,118)
				$ (30,000)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,558	EUR	172,000	Wells Fargo Bank N.A.	09/16/26	$ 3,410
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,410	$ —	$ —	$ 3,410
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 30,000	$ —	$ 30,000

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 66,563	$ —	$ 66,563
Forward foreign currency exchange contracts	—	—	—	5,373	—	—	5,373
	$ —	$ —	$ —	$ 5,373	$ 66,563	$ —	$ 71,936
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (43,528)	$ —	$ (43,528)
Forward foreign currency exchange contracts	—	—	—	3,410	—	—	3,410
	$ —	$ —	$ —	$ 3,410	$ (43,528)	$ —	$ (40,118)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$1,865,469
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	199,488
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 12,344	$ —
Forward foreign currency exchange contracts	3,410	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	15,754	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(12,344)	—
Total derivative assets and liabilities subject to an MNA	$ 3,410	$ —
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Wells Fargo Bank N.A.	$ 3,410	$ —	$ —	$ —	$ 3,410

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,997,432	$ —	$ 2,997,432
Common Stocks
Financial Services	—	219,372	—	219,372
Ground Transportation	—	1,226	—	1,226
Hotels, Restaurants & Leisure	—	—	96,375	96,375
Industrial Conglomerates	—	114,978	—	114,978
IT Services	—	—	184,039	184,039
Machinery	—	—	286,590	286,590
Semiconductors & Semiconductor Equipment	1	—	—	1
Trading Companies & Distributors	—	47,069	—	47,069
Transportation Infrastructure	—	—	100,302	100,302
Wireless Telecommunication Services	—	201,322	—	201,322
Corporate Bonds	—	6,759,808	211,857	6,971,665
Fixed Rate Loan Interests	—	1,691,318	—	1,691,318
Floating Rate Loan Interests	—	469,667,568	8,795,774	478,463,342
Investment Companies
Capital Markets	2,019,600	—	—	2,019,600
Equity Funds	17,542,790	159,097	—	17,701,887
Fixed Income Funds	2,014,800	—	—	2,014,800
Preferred Securities
Preferred Stocks	—	388,902	67,656	456,558
Warrants	—	612	—	612

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 2,046,587	$ —	$ —	$ 2,046,587
Unfunded Floating Rate Loan Interests(a)	—	24,542	—	24,542
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(2,819)	(21,856)	(24,675)
	$23,623,778	$482,270,427	$9,720,737	$515,614,942
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 3,410	$ —	$ 3,410
Liabilities
Interest Rate Contracts	(30,000)	—	—	(30,000)
	$(30,000)	$3,410	$—	$(26,590)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $94,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2025	$ 1,807,223	$ 69,012	$ —	$ 13,788,015	$ — (a)	$ 71,415	$ 272
Transfers into Level 3(b)	—	—	—	—	—	59,199	5,481
Transfers out of Level 3(c)	(523,178)	—	—	(5,235,784)	—	(71,415)	(272)
Accrued discounts/premiums	—	760	—	2,022	—	—	—
Net realized gain (loss)	249,324	—	—	(82,858)	—	—	—
Net change in unrealized appreciation (depreciation)(d)(e)	(860,706)	(109,161)	(3,535)	35,959	—	8,457	(27,337)
Purchases	1,122,607	251,246	3,535	6,130,356	—	—	—
Sales	(1,127,964)	—	—	(5,841,936)	—	—	—
Closing balance, as of June 30, 2026	$ 667,306	$ 211,857	$ —	$ 8,795,774	$ —	$ 67,656	$ (21,856)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(e)	$ (1,411,898)	$ (109,161)	$ (3,535)	$ 2,666	$ —	$ 8,457	$ (27,337)

Total
Assets
Opening balance, as of December 31, 2025	$ 15,735,937
Transfers into Level 3(b)	64,680
Transfers out of Level 3(c)	(5,830,649)
Accrued discounts/premiums	2,782
Net realized gain (loss)	166,466
Net change in unrealized appreciation (depreciation)(d)(e)	(956,323)
Purchases	7,507,744
Sales	(6,969,900)
Closing balance, as of June 30, 2026	$ 9,720,737
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(e)	$ (1,540,808)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust(a)(b)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30	55	—
Total Asset-Backed Securities — 0.0% (Cost: $33,624)		—
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(b) — 0.6%
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(c)	22	21,182
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(c)	27	26,420
COLT Mortgage Loan Trust, Series 2022-2, Class A1, 3.99%, 02/25/67	88	83,755
CSMC, Series 2022-ATH1, Class A1A, 3.87%, 01/25/67(c)	70	68,119
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(c)	174	153,451
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(c)	147	121,382
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(c)	72	59,528
GS Mortgage-Backed Securities Trust, Series 2021- PJ2, Class A2, 2.50%, 11/25/51(c)	71	58,367
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69	60	60,296
JP Morgan Mortgage Trust(c)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	79	76,831
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	72	61,630
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(c)	77	65,872
MFA Trust, Series 2020-NQM1, Class A1, 2.48%, 03/25/65(c)	20	19,363
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(c)	73	63,195
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(c)	113	112,912
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(c)	108	107,884
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(c)	73	62,386
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(c)	111	110,636
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(c)	200	179,038
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(c)	86	77,144
Verus Securitization Trust
Series 2022-1, Class A1, 3.72%, 01/25/67	62	58,059
Series 2022-3, Class A1, 5.13%, 02/25/67	246	233,637
Series 2024-6, Class A1, 5.80%, 07/25/69	82	82,409
		1,963,496
Commercial Mortgage-Backed Securities — 9.2%
1301 Trust, Series 2025-1301, Class A, 5.23%, 08/11/42(b)(c)	210	209,747
1345T, Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.23%, 06/15/42(b)(c)	450	450,280
425 Trust(b)(c)(d)
Series 2026-LEX, Class A, 07/15/43	329	329,000
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
425 Trust(b)(c)(d) (continued)
Series 2026-LEX, Class B, 07/15/43	$385	$ 385,000
ARES Commercial Mortgage Trust(b)(c)
Series 2026-AZURE, Class A, (1 mo. Term SOFR + 1.35%), 4.98%, 03/15/38	680	679,999
Series 2026-AZURE, Class B, (1 mo. Term SOFR + 1.60%), 5.23%, 03/15/38	140	140,000
ARES Trust, Series 2025-IND3, Class A, (1 mo. Term SOFR + 1.50%), 5.13%, 04/15/42(b)(c)	212	212,394
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 5.98%, 08/15/39(b)(c)	135	135,504
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1 mo. Term SOFR + 1.80%), 5.43%, 05/15/35(b)(c)	481	481,150
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 4.55%, 03/15/37(b)(c)	290	274,050
Benchmark Mortgage Trust, Series 2025-V18, Class B, 5.94%, 10/15/58	200	201,101
BFLD Commercial Mortgage Trust(b)(c)
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.13%, 11/15/42	335	335,733
Series 2025-660F, Class B, (1 mo. Term SOFR + 1.80%), 5.43%, 11/15/42	130	130,487
BFLD Trust(b)(c)
Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.18%, 06/15/42	345	345,000
Series 2025-FPM, Class A, 5.18%, 10/10/40	263	262,203
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.32%, 03/15/40(b)(c)	447	447,943
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.60%, 03/15/57(c)	145	149,702
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, 5.56%, 11/05/42(b)(c)	160	157,740
BPR Mortgage Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(b)	190	193,043
BRCK Trust, Series 2025-830B, Class A, 4.96%, 12/10/42(b)(c)	805	796,723
BSTN Commercial Mortgage Trust(b)(c)
Series 2025-1C, Class A, 5.55%, 06/15/44	155	157,117
Series 2025-HUB, Class A, 5.06%, 04/13/41	145	143,698
BX Commercial Mortgage Trust(b)(c)
Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 4.92%, 12/15/39	175	174,842
Series 2024-XL4, Class A, (1 mo. Term SOFR + 1.44%), 5.07%, 02/15/39	253	253,452
Series 2025-BCAT, Class A, (1 mo. Term SOFR + 1.38%), 5.01%, 08/15/42	390	390,827
Series 2025-JDI, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 11/15/42	511	512,561
Series 2026-LP3, Class A, (1 mo. Term SOFR + 1.38%), 5.01%, 04/15/43	292	293,143
Series 2026-VLT9, Class A, (1 mo. Term SOFR + 1.70%), 5.33%, 03/15/45	553	552,654
BX Trust(b)(c)
Series 2024-BIO, Class A, (1 mo. Term SOFR + 1.64%), 5.27%, 02/15/41	145	145,091
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.12%, 06/15/41	101	100,810
Series 2025-LIFE, Class A, 6.08%, 06/13/47	330	328,176
Series 2025-LUNR, Class A, (1 mo. Term SOFR + 1.50%), 5.13%, 06/15/40	447	448,339
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(b)(c) (continued)
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 4.98%, 10/15/42	$209	$ 209,131
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 06/15/35	362	362,916
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.07%, 03/15/42	615	614,231
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.33%, 12/15/44	760	760,712
Series 2026-CLS, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 05/15/43	188	188,176
Series 2026-PNDA, Class A, (1 mo. Term SOFR + 1.30%), 4.93%, 05/15/43	390	390,853
CEDR Commercial Mortgage Trust 2022-SNAI, Series 2022-SNAI, Class A, (1 mo. Term SOFR + 0.99%), 4.61%, 02/15/39(b)(c)	575	571,538
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/40(b)(c)	935	928,526
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 10/15/37(b)(c)	283	283,708
Citigroup Commercial Mortgage Trust, Series 2023- SMRT, Class A, 6.01%, 06/12/40(b)(c)	340	344,925
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 5.47%, 06/15/41(b)(c)	410	409,872
CRB Commercial Mortgage Trust, Series 2025-CRE1, Class A, 3.90%, 09/15/58(b)(c)	1,909	1,882,480
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.67%, 11/15/51(c)	1,867	17,367
CSRO Trust, Series 2023-BRND, Class A, 7.12%, 07/10/40(b)	177	181,270
CSTL Commercial Mortgage Trust(b)(c)
Series 2025-GATE2, Class A, 4.71%, 11/10/42	290	284,518
Series 2026-GATE3, Class A, 4.85%, 02/10/43	482	477,943
CVLR Trust, Series 2026-R3LX, Class A, (1 mo. Term SOFR + 1.55%), 5.15%, 06/15/43(b)(c)	228	228,000
DBC Mortgage Trust, Series 2025-DBC, Class A, (1 mo. Term SOFR + 1.35%), 4.98%, 11/15/42(b)(c)	565	565,530
DK Trust, Series 2025-LXP, Class A, (1 mo. Term SOFR + 1.59%), 5.23%, 08/15/37(b)(c)	73	73,228
Extended Stay America Trust(b)(c)
Series 2025-ESH, Class A, (1 mo. Term SOFR + 1.30%), 4.93%, 10/15/42	183	183,396
Series 2026-ESH2, Class A, (1 mo. Term SOFR + 1.20%), 4.83%, 02/15/43	323	323,642
GSAT Trust, Series 2025-BMF, Class A, (1 mo. Term SOFR + 1.50%), 5.13%, 07/15/40(b)(c)	645	645,154
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(b)(c)	460	467,263
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.47%, 07/13/42(b)(c)	553	555,743
INTOWN STAY Mortgage Trust, Series 2025-STAY, Class A, (1 mo. Term SOFR + 1.35%), 4.98%, 03/15/42(b)(c)	510	510,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.32%, 03/15/40(b)(c)	90	90,091
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LEX Trust, Series 2026-450, Class B, (1 mo. Term SOFR + 1.70%), 5.33%, 03/15/43(b)(c)	$405	$ 406,266
LQR Trust, Series 2025-CALI, Class A, (1 mo. Term SOFR + 1.60%), 5.23%, 01/15/43(b)(c)	669	668,164
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.50%, 06/10/48(b)(c)	565	569,027
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	580,357
MLTI Trust(b)(c)
Series 2026-MLTI, Class A10, (1 mo. Term SOFR + 1.40%), 5.02%, 06/15/39	380	380,000
Series 2026-SF75, Class B, (1 mo. Term SOFR + 1.70%), 5.33%, 03/15/36	279	279,174
National Commercial Mortgage Trust, Series 2026-IND, Class A, (1 mo. Term SOFR + 1.35%), 4.98%, 06/15/43(b)(c)	525	525,327
NCMF Trust, Series 2025-MFS, Class A, 5.05%, 06/10/33(b)(c)	493	488,874
NJ WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/35(b)(c)	320	326,639
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, (1 mo. Term SOFR + 1.39%), 5.02%, 10/15/40(b)(c)	580	581,450
NYC Commercial Mortgage Trust(b)(c)
Series 2025-28L, Class A, 4.82%, 11/05/38	156	154,733
Series 2025-3BP, Class A, (1 mo. Term SOFR + 1.21%), 4.84%, 02/15/42	510	509,841
Series 2026-1PARK, Class A, (1 mo. Term SOFR + 1.25%), 4.88%, 02/15/43	275	274,828
NYCT Trust, Series 2025-77C, Class A, 4.95%, 01/10/36(b)(c)	1,455	1,440,571
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(b)(c)	89	89,885
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, (1 mo. Term SOFR + 1.25%), 4.88%, 03/15/43(b)(c)	935	935,582
PRM Trust, Series 2025-PRM6, Class A, 4.63%, 07/05/33(b)(c)	394	389,672
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.07%, 04/15/42(b)(c)	476	476,419
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1 mo. Term SOFR + 1.39%), 5.02%, 05/15/39(b)(c)	111	111,139
SHRN Trust, Series 2025-MF18, Class A, (1 mo. Term SOFR + 1.20%), 4.83%, 10/15/40(b)(c)	500	499,688
SLG Commercial Mortgage Trust(b)(c)
Series 2026-PAT, Class A, 4.93%, 02/15/39	202	199,567
Series 2026-PAT, Class B, 5.21%, 02/15/39	175	172,910
UNIV Trust, Series 2025-APTS, Class A, (1 mo. Term SOFR + 1.65%), 5.28%, 11/15/42(b)(c)	640	638,179
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.19%, 08/17/36(b)	583	569,369
Series 2018-C44, Class XA, 0.86%, 05/15/51	4,281	44,023
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.53%, 07/15/40(b)(c)	231	233,378
		32,912,784

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	$96	$ 20,896
IndyMac INDX Mortgage Loan Trust, Series 2006- AR33, Class 4AX, 0.17%, 01/25/37(a)	16,035	2
		20,898
Principal Only Collateralized Mortgage Obligations(e) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2.58%, 02/25/36	72	44,899
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	44	24,957
		69,856
Total Non-Agency Mortgage-Backed Securities — 9.8% (Cost: $35,079,146)		34,967,034
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.4%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	380,721
1.84%, 01/25/36	500	384,269
Federal Home Loan Banks, 1.61%, 01/27/33	300	250,531
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(f)	13,000	11,038,745
		12,054,266
Collateralized Mortgage Obligations — 52.3%
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,071	1,136,851
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 7.82%, 08/25/35(c)	14	14,169
Series 2010-134, Class DB, 4.50%, 12/25/40	3,997	3,928,512
Series 2010-136, Class CY, 4.00%, 12/25/40	2,016	1,954,679
Series 2010-47, Class JB, 5.00%, 05/25/30	689	691,575
Series 2011-117, Class CP, 4.00%, 11/25/41	13,858	13,284,713
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,746	2,649,253
Series 2011-99, Class CB, 4.50%, 10/25/41	19,543	19,177,233
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,508,442
Series 2017-90, Class WB, 3.00%, 11/25/47	433	352,552
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 2.87%, 05/25/48(c)	3,181	2,659,502
Series 2018-50, Class EB, 4.00%, 07/25/48	1,761	1,702,225
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,159,991
Series 2020-79, Class JA, 1.50%, 11/25/50	154	141,770
Series 2022-10, Class PZ, 3.50%, 02/25/52	1,532	1,220,860
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	916,625
Series 2022-31, Class BZ, 4.00%, 10/25/51	777	668,041
Series 2025-106, Class PL, 5.00%, 12/25/55	2,443	2,346,987
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.08%, 02/25/55(c)	166	166,291
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.23%, 05/25/55(c)	205	208,467
Series 2025-74, Class AT, 5.00%, 09/25/55	10,346	10,262,344
Series 5178, Class CY, 2.00%, 01/25/42	4,663	3,295,137
Series 5231, Class ZA, 4.00%, 06/25/52	5,291	4,401,625
Series 5499, Class FW, (30-day Avg SOFR + 1.40%), 5.03%, 02/25/55(c)	4,180	4,223,641
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	61	63,416
Series 2731, Class ZA, 4.50%, 01/15/34	859	849,775
Series 2927, Class BZ, 5.50%, 02/15/35	607	617,730
Series 3762, Class LN, 4.00%, 11/15/40	1,932	1,837,044
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 3856, Class PB, 5.00%, 05/15/41	$4,584	$ 4,603,001
Series 3963, Class JB, 4.50%, 11/15/41	351	344,814
Series 4016, Class BX, 4.00%, 09/15/41	11,594	11,242,822
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,400,281
Series 4299, Class JY, 4.00%, 01/15/44	1,000	943,345
Series 4398, Class ZX, 4.00%, 09/15/54	398	363,995
Series 4615, Class LB, 4.50%, 09/15/41	5,671	5,547,055
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,912,626
Series 4774, Class L, 4.50%, 03/15/48	3,854	3,763,890
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,022,208
Series 4921, Class NL, 3.00%, 10/25/49	504	337,314
Series 5230, Class DL, 3.50%, 09/25/44	400	345,238
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,953,246
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 4.83%, 11/25/54(c)	543	545,980
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 4.93%, 11/25/54(c)	420	423,710
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.03%, 11/25/54(c)	576	581,924
Series 5491, Class FA, (30-day Avg SOFR + 1.30%), 4.93%, 01/25/55(c)	817	823,713
Series 5518, Class FC, (30-day Avg SOFR + 1.32%), 4.95%, 03/25/55(c)	943	950,647
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	332	321,489
Series 2019-1, Class MA, 3.50%, 07/25/58	649	622,518
Series 2019-2, Class MA, 3.50%, 08/26/58	267	254,578
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	7	6,617
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	5,742	5,571,557
Series 2012-16, Class HJ, 4.00%, 09/20/40	3,817	3,677,778
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,599	9,052,433
Series 2018-91, Class ZL, 4.00%, 07/20/48	7,051	6,118,622
Series 2022-176, Class JZ, 4.50%, 10/20/52	4,845	4,361,975
Series 2022-45, Class ZA, 4.50%, 06/20/50	3,635	3,250,952
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,817	3,916,347
Series 2023-131, Class PZ, 5.50%, 09/20/53	10,251	10,327,992
Series 2026-25, Class DY, 4.50%, 02/20/56	2,404	2,157,821
Series 2026-63, Class LK, 4.50%, 04/20/56	3,981	3,549,910
		186,735,848
Commercial Mortgage-Backed Securities(c) — 0.3%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 1.01%, 06/25/29	1,348	30,454
Series K104, Class X1, 1.22%, 01/25/30	1,284	42,947
Series K105, Class X1, 1.63%, 01/25/30	1,761	80,104
Series K107, Class X1, 1.70%, 01/25/30	1,186	57,098
Series K109, Class X1, 1.68%, 04/25/30	908	45,039
Series K110, Class X1, 1.75%, 04/25/30	363	18,326
Series K113, Class X1, 1.47%, 06/25/30	1,555	69,035
Series K115, Class X1, 1.41%, 06/25/30	1,906	83,389
Series K120, Class X1, 1.12%, 10/25/30	3,769	133,641
Series K122, Class X1, 0.95%, 11/25/30	1,620	51,056
Ginnie Mae
Series 2013-63, Class IO, 0.71%, 09/16/51	2,086	47,164
Series 2014-169, Class IO, 0.58%, 10/16/56	11,195	236,486
		894,739
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 14.6%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	$8	$ 222
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 2.86%, 05/25/36(c)	1,395	122,580
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 2.26%, 12/25/41(c)	8,642	776,980
Series 2012-47, Class NI, 4.50%, 04/25/42	120	14,373
Series 2013-10, Class PI, 3.00%, 02/25/43	2,835	327,857
Series 2013-45, Class EI, 4.00%, 04/25/43	1,037	80,681
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 2.51%, 09/25/45(c)	5,313	262,380
Series 2020-12, Class JI, 4.50%, 03/25/50	5,373	1,256,102
Series 2021-13, Class AI, 4.00%, 01/25/49	15,245	2,695,186
Series 2021-23, Class CI, 3.50%, 07/25/46	13,671	2,400,761
Series 2021-26, Class AI, 3.50%, 05/25/50	20,093	3,609,392
Series 2021-67, Class IG, 3.00%, 10/25/51	5,245	843,457
Series 5119, Class IC, 4.00%, 06/25/51	15,283	3,059,395
Freddie Mac REMICS
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 2.29%, 09/15/41(c)	11,175	960,505
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 2.29%, 11/15/41(c)	6,249	511,953
Series 4026, Class IO, 4.50%, 04/15/32	278	15,079
Series 4706, Class IG, 4.00%, 07/15/47	9,769	1,815,784
Series 5013, Class JI, 4.00%, 09/25/50	14,413	2,921,242
Series 5083, Class IN, 4.50%, 07/25/32	5,934	385,387
Series 5116B, Class CI, 3.00%, 06/25/51	14,713	1,902,756
Series 5138, Class IP, 3.00%, 04/25/51	14,299	2,395,209
Series 5236, Class JI, 4.00%, 02/25/52	22,951	2,440,311
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.72%, 12/16/39(c)	323	28,303
Series 2011-52, Class MJ, (1 mo. Term SOFR + 6.54%), 2.90%, 04/20/41(c)	1,401	90,903
Series 2012-97, Class JS, (1 mo. Term SOFR + 6.14%), 2.50%, 08/16/42(c)	1,289	32,170
Series 2020-146, Class IO, 3.50%, 10/20/50	4,709	869,696
Series 2020-151, Class MI, 2.50%, 10/20/50	23,699	3,481,307
Series 2021-193, Class IA, 3.00%, 11/20/51	11,582	1,946,932
Series 2021-87, Class NI, 3.00%, 05/20/51	6,277	1,028,714
Series 2022-10, Class IT, 3.50%, 01/20/52	10,238	1,530,947
Series 2022-159, Class AI, 4.00%, 11/20/50	7,965	1,413,034
series 2022-60H, Class IH, 2.50%, 02/20/51	18,347	2,570,747
Series 2025-203, Class PI, 5.50%, 11/20/55	14,749	3,252,253
Series 2025-214, Class DI, 5.50%, 12/20/55	3,490	738,990
Series 2026-34, Class MI, 5.50%, 02/20/56	16,720	3,602,568
Series 2026-7, Class PI, 5.50%, 01/20/56	11,835	2,637,236
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	2,168	2
		52,021,394
Mortgage-Backed Securities — 62.8%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(g)	24,362	22,828,734
Freddie Mac Mortgage-Backed Securities
5.50%, 01/01/39(g)	2,682	2,723,314
4.00%, 05/01/39(g)	112	108,253
3.50%, 01/01/46	595	554,795
Ginnie Mae Mortgage-Backed Securities
8.00%, 12/15/26 - 06/15/27	— (h)	590
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
5.00%, 11/15/35 - 10/20/39	$698	$ 709,718
6.50%, 12/20/54 - 06/20/56	5,570	5,828,706
6.00%, 04/20/55 - 06/20/56	14,376	14,869,716
7.00%, 06/20/55	603	630,451
5.50%, 07/20/55 - 06/20/56	6,563	6,662,809
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	346	326,041
5.50%, 02/01/33 - 04/01/55(g)(i)	42,527	42,892,927
5.00%, 06/01/33 - 07/13/56(g)(j)	28,346	28,178,410
4.00%, 09/01/33 - 07/13/56(g)(j)	35,107	33,165,505
3.50%, 02/01/35 - 08/13/56(g)(j)	4,948	4,510,739
6.00%, 02/01/36 - 01/01/55(g)	19,790	20,323,718
6.50%, 10/01/38 - 10/01/53	1,249	1,307,919
4.50%, 04/01/39 - 07/01/52(g)	8,522	8,309,514
2.50%, 07/16/41(j)	180	168,265
3.00%, 03/01/43 - 07/13/56(j)	34,463	30,084,961
		224,185,085
Principal Only Collateralized Mortgage Obligations(e) — 1.1%
Fannie Mae Interest Strip
Series 337, Class 1, 4.98%, 07/25/33	1,035	906,456
Series 397, Class 1, 4.68%, 09/25/39	1,514	1,192,059
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	3	3,099
Fannie Mae REMICS
Series 2002-13B, Class PR, 4.00%, 03/25/32	6	6,124
Series 2011-90, Class AO, 4.41%, 09/25/41	2,585	1,996,944
		4,104,682
Total U.S. Government Sponsored Agency Securities — 134.5% (Cost: $504,227,691)		479,996,014
U.S. Treasury Obligations
U.S. Treasury Bonds(g)
2.25%, 05/15/41	840	612,347
2.88%, 05/15/52	1,525	1,054,931
U.S. Treasury Notes
4.25%, 11/30/26 - 06/30/31	2,790	2,794,347
4.38%, 11/30/28	700	703,227
4.00%, 01/31/29 - 02/15/34	820	814,226
4.63%, 04/30/29(g)	2,700	2,732,273
1.13%, 02/15/31	330	287,964
4.13%, 10/31/26 - 03/31/29	1,300	1,299,951
Total U.S. Treasury Obligations — 2.9% (Cost: $10,348,813)		10,299,266
Total Long-Term Investments — 147.2% (Cost: $549,689,274)		525,262,314

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(k)(l)	1,251,920	$ 1,251,920
Total Short-Term Securities — 0.4% (Cost: $1,251,920)		1,251,920
Total Investments Before TBA Sale Commitments — 147.6% (Cost: $550,941,194)		526,514,234

Par (000)
TBA Sale Commitments(j)
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
3.50%, 07/13/56	$(600)	(544,312)
4.50%, 07/13/56	(28)	(26,821)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(573,283))		(571,133)
Total Investments, Net of TBA Sale Commitments — 147.4% (Cost: $550,367,911)		525,943,101
Liabilities in Excess of Other Assets — (47.4)%		(169,179,755)
Net Assets — 100.0%		$ 356,763,346

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Zero-coupon bond.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Rounds to less than 1,000.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 948,102	$ 303,818 (a)	$ —	$ —	$ —	$ 1,251,920	1,251,920	$ 62,500	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Wells Fargo Securities, LLC	3.74%	06/10/26	07/13/26	$ 329,948	$ 330,634	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	203,253	205,698	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	4,563,211	4,572,692	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	4,438,493	4,447,715	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	9,414,452	9,434,013	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	4,191,405	4,200,114	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	15,248,572	15,280,255	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	40,738	40,823	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Wells Fargo Securities, LLC	3.74%	06/10/26	07/13/26	$ 5,385,214	$ 5,396,404	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	12,900,894	12,927,699	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	10,202,128	10,223,326	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	6,786,327	6,800,428	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	104,614	104,832	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	59,586	59,710	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	4,302,819	4,311,759	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	4,818,045	4,828,056	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	9,945,949	9,966,614	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	15,013	15,044	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	12,191,828	12,217,160	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	2,906,029	2,908,159	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	3,392,104	3,394,590	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	2,707,016	2,709,001	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	2,048,253	2,049,754	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	3,308,323	3,310,748	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	726,187	726,719	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.77	06/24/26	07/07/26	2,199,793	2,201,405	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	3.73	06/30/26	07/01/26	2,725,716	2,725,999	U.S. Treasury Obligations	Up to 30 Days
HSBC Securities (USA), Inc.	3.73	06/30/26	07/01/26	1,075,125	1,075,236	U.S. Treasury Obligations	Up to 30 Days
HSBC Securities (USA), Inc.	3.73	06/30/26	07/01/26	1,451,813	1,451,963	U.S. Treasury Obligations	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.84	06/30/26	07/01/26	618,450	618,516	U.S. Treasury Obligations	Up to 30 Days
				$ 128,301,298	$ 128,535,066
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	232	09/21/26	$ 25,462	$ 102,439
5-Year U.S. Treasury Note	74	09/30/26	7,916	2,335
				104,774
Short Contracts
10-Year U.S. Ultra Long Treasury Note	150	09/21/26	16,842	(88,185)

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
U.S. Long Bond	146	09/21/26	$ 16,507	$ (269,558)
2-Year U.S. Treasury Note	43	09/30/26	8,862	2,373
				(355,370)
				$ (250,596)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 107,147	$ —	$ 107,147
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 357,743	$ —	$ 357,743

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (21,773)	$ —	$ (21,773)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (260,958)	$ —	$ (260,958)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$34,433,579
Average notional value of contracts — short	39,122,567
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage-Backed Securities	$ —	$ 34,967,032	$ 2	$ 34,967,034
U.S. Government Sponsored Agency Securities	—	479,996,014	—	479,996,014
U.S. Treasury Obligations	—	10,299,266	—	10,299,266
Short-Term Securities
Money Market Funds	1,251,920	—	—	1,251,920
Liabilities
Investments
TBA Sale Commitments	—	(571,133)	—	(571,133)
	$1,251,920	$524,691,179	$2	$525,943,101
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 107,147	$ —	$ —	$ 107,147
Liabilities
Interest Rate Contracts	(357,743)	—	—	(357,743)
	$(250,596)	$—	$—	$(250,596)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $128,535,066 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AB Issuer LLC, Series 2026-1A, Class A2, 6.41%, 04/30/56(a)	USD	54	$ 54,260
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 4.99%, 01/22/38(c)		2,255	2,258,715
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.36%, 01/22/38		1,353	1,356,763
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.06%, 06/25/36(b)		3,429	2,269,022
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.38%, 01/20/38(a)(b)		750	752,023
Carlyle U.S. CLO Ltd., Series 2026-2A, Class D, (3-mo. CME Term SOFR + 3.15%), 6.81%, 04/20/39(a)(b)		650	655,050
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.70%, 04/20/32(a)(b)(c)		1,190	1,190,100
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		500	500,468
CIFC Funding Ltd.(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/18/38		1,804	1,806,400
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 01/18/38		2,255	2,262,789
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 6.73%, 10/20/37		500	500,369
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.01%, 01/22/38		500	495,634
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		283	162,373
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		272	272,736
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		500	500,891
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.04%, 06/25/37(b)		386	360,336
Dryden CLO Ltd.(a)(b)
Series 2018-61A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.04%, 01/17/32		610	610,434
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 6.59%, 04/18/31		250	249,945
Firstlight Issuer LLC, Series 2026-1A, Class A2, 06/20/56(a)(d)		71	71,302
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(a)		219	221,247
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(a)		77	77,428
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		271	272,501
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)		875	876,150
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(a)		497	506,086
Mtp Abs Funding LLC, Series 2026-1A, Class B, 5.88%, 04/25/56(a)		115	115,191
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55(a)		320	312,537
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38(a)(b)(c)	USD	1,000	$ 1,001,505
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61(a)		284	276,677
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.32%, 01/15/38(a)(b)		1,520	1,525,435
Perimeter Master Note Business Trust, Series 2026-1A, Class A, 6.01%, 01/15/32(a)		155	154,981
Pikes Peak CLO, Series 2020-6A, Class DRR, (3-mo. CME Term SOFR + 2.50%), 6.15%, 05/18/34(a)(b)		250	248,674
QTS Issuer ABS II LLC(a)
Series 2026-5A, Class A2, 6.18%, 03/06/56		104	105,121
Series 2026-6A, Class A21, 07/05/56(d)		47	46,999
Series 2026-6A, Class A22, 07/05/56(d)		31	31,000
Series 2026-6A, Class A23, 07/05/56(d)		52	52,000
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.32%, 01/25/38(a)(b)		1,600	1,604,329
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		300	299,960
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.48%, 01/20/38(a)(b)		250	247,965
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(a)(e)		980	970,200
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 01/15/38(a)(b)(c)		2,977	2,981,933
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/15/37(a)(b)		250	250,313
Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56(a)		116	116,380
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(a)		138	139,732
Sterling COOFS Trust(a)(e)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		149	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(a)		291	291,756
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		500	500,622
Trimaran CAVU Ltd., Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.07%, 07/23/37(a)(b)		250	249,816
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(f)	GBP	18	25,214
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(a)	USD	169	168,587
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		334	330,834
Vista Point Securitization Trust, Series 2024-CES1, Class A2, 6.84%, 05/25/54(a)		575	579,574
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.59%, 10/17/32(a)(b)		500	500,731
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3- mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37(a)(b)		500	501,087
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35(a)(b)	USD	250	$ 249,991
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(a)		870	818,980
Total Asset-Backed Securities — 6.4% (Cost: $33,335,799)			32,981,146

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(e)(g)	549	8,235
Financial Services(g) — 0.0%
Aimbridge Acquisition Co., Inc.	2,750	105,393
Labels Buyer LLC	210	19,285
		124,678
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(g)	464	386
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(e)(g)	3,500	52,500
Household Products — 0.0%
Berkline Benchcraft Equity LLC(e)(g)	3,155	—
Industrial Conglomerates(g) — 0.0%
Ameriforge Group, Inc.(e)	801	—
SVP Singer	4,245	27,593
		27,593
IT Services — 0.0%
Travelport LLC(e)(g)	91	62,259
Machinery — 0.1%
United Site Services, Inc.(e)(g)(h)	18,926	189,260
Real Estate Management & Development — 0.0%
ADLER Group SA(e)(g)	33,168	—
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(g)	10,062	20,124
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(e)(g)	9,432	65,552
Wireless Telecommunication Services — 0.1%
Altice France Lux 3(g)	15,143	298,328
Total Common Stocks — 0.2% (Cost: $1,818,125)		848,915

		Par (000)
Corporate Bonds
Advertising Agencies — 1.2%
Clear Channel Outdoor Holdings, Inc.(a)
7.75%, 04/15/28	USD	470	470,757
7.50%, 06/01/29(c)		797	797,410
7.88%, 04/01/30(c)		636	662,507
7.13%, 02/15/31(c)		789	817,006
7.50%, 03/15/33(c)		965	1,016,068
CMG Media Corp., 8.88%, 06/18/29(a)		230	168,340
Security		Par (000)	Value
Advertising Agencies (continued)
Lamar Media Corp., 4.00%, 02/15/30	USD	40	$ 38,235
Neptune Bidco U.S., Inc.(a)
9.29%, 04/15/29(c)		414	422,207
10.38%, 05/15/31		263	272,577
9.50%, 02/15/33(c)		360	363,980
Omnicom Group, Inc., 5.40%, 10/01/48(c)		200	179,584
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
4.25%, 01/15/29(c)		150	146,057
4.63%, 03/15/30		38	36,856
7.38%, 02/15/31(c)		254	264,138
6.00%, 06/15/34(c)		575	573,950
			6,229,672
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)		303	309,552
ATI, Inc.
5.88%, 12/01/27(c)		127	127,062
7.25%, 08/15/30(c)		535	555,476
5.13%, 10/01/31(c)		215	212,807
5.88%, 06/15/33		76	77,056
Bombardier, Inc.(a)
8.75%, 11/15/30(c)		251	265,321
7.25%, 07/01/31		34	35,575
7.00%, 06/01/32(c)		254	263,122
6.75%, 06/15/33		238	246,361
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(a)(c)		952	952,637
Goat Holdco LLC, 6.75%, 02/01/32(a)(c)		234	239,820
Northrop Grumman Corp., 3.85%, 04/15/45(c)		200	158,505
TransDigm, Inc.(a)
6.75%, 08/15/28(c)		1,152	1,163,473
6.38%, 03/01/29(c)		977	991,930
6.63%, 03/01/32(c)		1,025	1,051,261
6.00%, 01/15/33(c)		811	818,967
6.38%, 05/31/33(c)		1,904	1,922,103
6.25%, 01/31/34		120	122,447
6.75%, 01/31/34(c)		1,154	1,183,668
6.13%, 07/31/34(c)		1,130	1,128,547
			11,825,690
Air Freight & Logistics(a) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		234	242,388
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		114	118,051
			360,439
Automobile Components — 1.0%
American Axle & Manufacturing, Inc.(a)
6.38%, 10/15/32		151	150,469
7.75%, 10/15/33		158	156,083
Clarios Global LP/Clarios U.S. Finance Co.(a)
6.75%, 05/15/28(c)		839	851,283
6.75%, 02/15/30(c)		359	369,925
4.75%, 06/15/31	EUR	295	340,973
6.75%, 09/15/32(c)	USD	684	698,559
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)		199	198,991
Dorman Products, Inc., 6.25%, 06/15/34(a)		37	37,425
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(c)		112	117,599
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		119	114,932
8.88%, 07/15/32		287	289,491

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
IHO Verwaltungs GmbH(i)
(7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(f)	EUR	100	$ 122,086
(7.38% Cash or 8.13% PIK), 7.38%, 05/15/33(a)	USD	200	207,928
Mahle GmbH, 6.50%, 05/02/31(f)	EUR	100	119,084
Qnity Electronics, Inc.(a)
5.75%, 08/15/32	USD	71	71,378
6.25%, 08/15/33		175	178,051
Schaeffler AG(f)
4.25%, 04/01/28	EUR	100	115,292
4.75%, 08/14/29		100	116,734
Tenneco, Inc., 8.00%, 11/17/28(a)(c)	USD	453	455,833
ZF Europe Finance BV(f)
7.00%, 06/12/30	EUR	100	121,477
5.50%, 02/17/32		100	113,040
			4,946,633
Automobiles — 1.0%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	146	144,527
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(f)	GBP	100	105,572
Carvana Co.(a)(i)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30(c)	USD	693	716,072
(9.00% PIK), 9.00%, 06/01/31		1,480	1,633,992
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)		200	209,647
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(a)		200	207,001
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)(c)		266	277,154
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)(c)		446	438,427
Nissan Motor Co. Ltd.
5.25%, 07/17/29(f)	EUR	100	115,862
7.75%, 07/17/32(a)	USD	204	211,437
6.38%, 07/17/33(a)	EUR	145	169,123
8.13%, 07/17/35(a)(c)	USD	607	642,795
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(b)(f)	EUR	100	115,073
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	USD	232	231,072
			5,217,754
Banks — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(b)(f)	EUR	100	116,995
Banco Espirito Santo SA
4.75%, 01/15/22(b)(g)(h)		100	25,137
4.00%, 01/21/22		100	25,137
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(b)(f)		100	121,382
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	USD	143	145,278
			433,929
Biotechnology(a) — 0.2%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(c)		340	334,032
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32		200	203,815
7.25%, 12/15/33(c)		435	453,530
			991,377
Building Materials — 1.0%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)		222	231,959
Builders FirstSource, Inc., 6.75%, 05/15/35(a)		147	149,877
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(f)	EUR	100	118,065
6.63%, 12/15/30(a)(c)	USD	1,537	1,571,327
6.75%, 07/15/31(a)		175	181,134
Security		Par (000)	Value
Building Materials (continued)
Jeld-Wen, Inc., 4.88%, 12/15/27(a)(c)	USD	257	$ 204,641
New Enterprise Stone & Lime Co., Inc.(a)
5.25%, 07/15/28		81	80,677
9.75%, 07/15/28		300	300,524
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)(c)		1,019	1,040,579
Standard Building Solutions, Inc.(a)
6.50%, 08/15/32(c)		494	496,986
6.25%, 08/01/33(c)		424	421,050
5.88%, 03/15/34		73	70,344
Standard Industries, Inc.(a)
4.75%, 01/15/28		2	1,986
4.38%, 07/15/30(c)		313	297,272
Wilsonart LLC, 11.00%, 08/15/32(a)		305	247,092
			5,413,513
Building Products(a)(c) — 0.9%
QXO Building Products, Inc.
6.50%, 07/15/31		693	706,285
6.75%, 04/30/32		893	922,093
6.88%, 07/15/34		837	859,244
White Cap Supply Holdings LLC, 7.38%, 11/15/30		2,062	2,090,643
			4,578,265
Capital Markets — 0.8%
Apollo Debt Solutions BDC
5.88%, 08/30/30(c)		98	96,971
6.55%, 03/15/32		68	68,582
Ares Strategic Income Fund, 5.80%, 09/09/30(c)		220	216,730
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		70	68,173
Blackstone Secured Lending Fund, 5.90%, 05/21/31		170	167,465
Blue Owl Capital Corp.
6.20%, 07/15/30(c)		139	138,505
6.30%, 08/15/31		87	86,472
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)		14	13,607
First Eagle Holdings, Inc., 7.25%, 08/15/32(a)		88	88,585
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(c)		197	198,225
FS KKR Capital Corp., 2.63%, 01/15/27		58	56,930
Gaci First Investment Co., 5.25%, 05/14/33(f)		200	199,600
GS Finance Corp., 0.00%, 05/21/29(a)(j)(k)		302	310,909
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(c)		611	603,884
9.75%, 01/15/29		170	166,724
4.38%, 02/01/29(c)		124	105,907
10.00%, 11/15/29(a)		193	190,340
Jane Street Group/JSG Finance, Inc.(a)
6.13%, 11/01/32		78	78,016
6.75%, 05/01/33		54	55,532
Osaic Holdings, Inc.(a)(c)
6.75%, 08/01/32		338	338,578
8.00%, 08/01/33		471	472,739
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(f)		200	208,664
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(a)(i)(j)		184	162,523
			4,093,661
Chemicals — 2.2%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(a)(i)		347	276,798
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2(a)
6.50%, 06/15/33	EUR	510	587,019
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2(a) (continued)
7.13%, 06/15/33	USD	216	$ 218,101
Celanese U.S. Holdings LLC
7.00%, 02/15/31		26	26,761
6.75%, 04/15/33(c)		181	184,380
7.38%, 02/15/34		213	220,058
Chemours Co.(a)
5.75%, 11/15/28(c)		574	573,536
4.63%, 11/15/29(c)		372	355,066
7.88%, 03/15/34		200	200,975
Element Solutions, Inc., 3.88%, 09/01/28(a)(c)		1,146	1,118,192
FMC Corp.(c)
3.45%, 10/01/29		384	355,566
8.00%, 06/01/31(a)		544	566,189
Herens Holdco SARL, 4.75%, 05/15/28(a)		212	184,917
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(a)		6	5,996
Ingevity Corp., 3.88%, 11/01/28(a)		84	81,378
Itelyum Regeneration SpA, 5.75%, 04/15/30(f)	EUR	100	115,841
Kronos International, Inc., 9.50%, 03/15/29(f)		100	112,173
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(c)	USD	75	75,949
OCP SA, 5.13%, 06/23/51(f)		200	161,250
Olympus Water U.S. Holding Corp.(a)(c)
7.25%, 06/15/31		396	400,980
6.75%, 08/01/32		790	771,892
7.25%, 02/15/33		1,731	1,711,903
Perimeter Holdings LLC, 6.25%, 01/15/34(a)(c)		527	526,007
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)		156	152,961
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)(c)		147	146,086
WR Grace Holdings LLC(a)(c)
5.63%, 08/15/29		1,191	1,119,411
7.38%, 03/01/31		235	235,977
6.63%, 08/15/32		404	391,831
7.00%, 08/01/33		485	472,272
			11,349,465
Commercial Services & Supplies — 3.9%
ADT Security Corp.(a)
4.88%, 07/15/32		107	101,119
5.88%, 10/15/33(c)		247	242,645
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)(c)		476	492,862
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(c)		2,362	2,469,197
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(c)
6.00%, 06/01/29		1,659	1,651,695
6.88%, 06/15/30		895	919,699
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)(c)		1,337	1,315,401
APi Group DE, Inc.(a)
4.13%, 07/15/29		132	126,588
4.75%, 10/15/29		100	98,003
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.65%, 05/01/30(b)(f)	EUR	100	115,278
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(f)		100	98,834
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(c)	USD	590	592,730
Boels Topholding BV, 5.75%, 05/15/30(f)	EUR	100	117,404
Brink’s Co.(a)
6.50%, 06/15/29	USD	157	160,142
6.75%, 06/15/32		68	69,488
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Clarivate Science Holdings Corp., 4.88%, 07/01/29(a)(c)	USD	883	$ 790,203
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)(c)		269	262,586
Deluxe Corp., 8.13%, 09/15/29(a)		132	136,654
EquipmentShare.com, Inc., 07/01/34(a)(d)		193	189,630
FTAI Aviation Investors LLC(a)(c)
5.50%, 05/01/28		534	532,717
7.88%, 12/01/30		571	596,612
7.00%, 05/01/31		838	867,957
7.00%, 06/15/32		427	440,986
5.88%, 04/15/33		367	366,641
Garda World Security Corp.(a)
7.75%, 02/15/28(c)		532	541,383
6.00%, 06/01/29		65	64,034
8.25%, 08/01/32(c)		643	657,998
8.38%, 11/15/32(c)		1,400	1,432,276
Herc Holdings, Inc.(a)
6.63%, 06/15/29(c)		36	36,755
7.00%, 06/15/30(c)		388	401,800
7.25%, 06/15/33		232	241,873
6.00%, 03/15/34		152	150,990
Hertz Corp., 12.63%, 07/15/29(a)		152	123,711
Loxam SAS, 6.38%, 05/31/29(f)	EUR	90	105,852
RR Donnelley & Sons Co.(a)
9.50%, 08/01/29(c)	USD	716	742,364
(5.50% Cash or 5.50% PIK), 11.00%, 06/01/31(i)		125	120,903
Service Corp. International
5.13%, 06/01/29		32	31,747
3.38%, 08/15/30(c)		273	253,239
4.00%, 05/15/31(c)		249	235,042
5.75%, 10/15/32(c)		350	351,408
Sotheby’s, 8.25%, 04/15/31(a)		244	242,715
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(a)(c)		247	234,429
United Rentals North America, Inc., 5.38%, 11/15/33(a)(c)		332	326,991
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)(c)		487	503,719
Williams Scotsman, Inc.(a)
6.63%, 06/15/29		32	32,670
6.63%, 04/15/30		213	219,432
7.38%, 10/01/31(c)		378	391,363
			20,197,765
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33(a)(c)		320	320,457
Arcosa, Inc., 6.88%, 08/15/32(a)		21	21,906
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)		1,494	1,217,459
Global Infrastructure Solutions, Inc., 07/15/34(a)(d)		194	195,000
Heathrow Finance PLC, 4.13%, 09/01/29(f)(l)	GBP	100	124,569
IHS Holding Ltd., 6.25%, 11/29/28(a)	USD	200	199,188
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(a)		167	167,444
			2,246,023
Consumer Finance — 1.3%
Block, Inc.(c)
5.63%, 08/15/30(a)		135	135,338
6.50%, 05/15/32		917	936,180
6.00%, 08/15/33(a)		355	357,451
ION Platform Finance SARL(f)
7.88%, 05/01/29	EUR	100	102,847
6.50%, 09/30/30		100	91,717
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(c)	USD	530	384,009
Kaspi.KZ JSC, 5.90%, 04/28/31(a)		200	199,780
Navient Corp.
9.38%, 10/15/31		159	158,395

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp. (continued)
7.88%, 06/15/32(c)	USD	133	$ 124,477
OneMain Finance Corp.
6.63%, 05/15/29		119	121,340
5.38%, 11/15/29(c)		189	185,639
7.88%, 03/15/30(c)		370	385,179
6.13%, 05/15/30(c)		327	326,983
4.00%, 09/15/30		179	165,457
7.50%, 05/15/31		46	47,523
7.13%, 11/15/31		97	98,677
6.75%, 03/15/32(c)		330	330,794
7.13%, 09/15/32		133	135,239
6.50%, 03/15/33(c)		357	351,299
6.75%, 09/15/33(c)		519	513,777
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(a)(c)		520	520,994
5.50%, 05/15/33(a)	EUR	270	302,001
5.50%, 05/15/33(f)		100	111,852
SLM Corp., (1-day SOFR Index + 2.71%), 6.50%, 05/15/32(b)	USD	125	124,855
WEX, Inc., 6.50%, 03/15/33(a)(c)		339	337,539
Worldline SA, 0.00%, 07/30/26(f)(j)(k)	EUR	3	2,809
			6,552,151
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(c)
6.25%, 03/15/33	USD	139	137,775
5.75%, 03/31/34		360	342,844
B&M European Value Retail PLC, 6.50%, 11/27/31(f)	GBP	100	130,696
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(f)		100	124,606
Boots Group Finco LP(a)
5.38%, 08/31/32	EUR	360	421,518
7.38%, 08/31/32	GBP	160	219,139
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(a)
9.00%, 02/15/29	USD	163	170,637
7.13%, 04/30/33		221	225,121
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.94%, 07/01/29(b)(f)	EUR	100	114,912
Performance Food Group, Inc.(a)(c)
4.25%, 08/01/29	USD	171	165,984
6.13%, 09/15/32		277	280,388
5.63%, 03/01/34		379	371,987
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)		129	124,625
U.S. Foods, Inc., 7.25%, 01/15/32(a)(c)		184	190,940
United Natural Foods, Inc., 6.75%, 10/15/28(a)		195	195,025
			3,216,197
Containers & Packaging — 2.1%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(g)(h)(i)		—	—
Ardagh Group SA
9.50%, 12/01/30(a)		908	970,700
(4.50% Cash + 7.50% PIK), 11.00%, 12/01/30(f)(i)	EUR	208	225,346
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(a)(c)(i)	USD	200	191,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
3.25%, 09/01/28		200	191,514
4.00%, 09/01/29(c)		1,600	1,520,908
6.25%, 01/30/31(c)		315	318,525
Security		Par (000)	Value
Containers & Packaging (continued)
Ball Corp., 4.25%, 07/01/32	EUR	145	$ 167,901
Clydesdale Acquisition Holdings, Inc.(a)(c)
6.63%, 04/15/29	USD	256	255,679
6.88%, 01/15/30		231	230,140
6.75%, 04/15/32		360	349,418
Crown Americas LLC, 5.88%, 06/01/33(c)		266	267,870
Fedrigoni SpA, 6.13%, 06/15/31(f)	EUR	100	115,919
LD Celulose International GmbH, 7.95%, 01/26/32(a)	USD	200	209,020
Mauser Packaging Solutions Holding Co.(a)
7.88%, 04/15/30(c)		3,672	3,753,959
9.25%, 04/15/30		249	244,967
Multi-Color Corp., (7.50% Cash or 1.00% PIK), 8.50%, 05/11/33(a)(i)		573	502,502
OI European Group BV, 5.25%, 06/01/29(f)	EUR	100	116,277
Silgan Holdings, Inc., 4.25%, 02/15/31(a)		305	346,081
Sword Purchaser LLC, 8.25%, 04/15/33(a)(c)	USD	270	279,388
Trivium Packaging Finance BV
6.63%, 07/15/30(f)	EUR	100	119,814
6.63%, 07/15/30(a)		100	119,814
12.25%, 01/15/31(a)	USD	200	221,068
			10,717,810
Distributors(a) — 0.3%
Core & Main LP, 07/01/34(d)		821	824,861
Dealer Tire Financial LLC, 10/01/31(d)		93	92,668
Gates Corp., 6.88%, 07/01/29		196	200,464
Resideo Funding, Inc.
4.00%, 09/01/29		59	56,573
6.50%, 07/15/32		230	231,150
			1,405,716
Diversified REITs — 0.6%
Digital Realty Trust LP, 1.88%, 11/15/29(a)(j)		85	91,077
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)		143	137,399
Iron Mountain, Inc.
5.25%, 07/15/30(a)		23	22,656
5.63%, 07/15/32(a)		19	18,780
6.25%, 01/15/33(a)		12	12,126
4.75%, 01/15/34(a)	EUR	500	567,504
4.75%, 01/15/34(f)		100	113,501
6.25%, 01/15/35(a)	USD	939	942,660
Millrose Properties, Inc.(a)(c)
6.38%, 08/01/30		528	535,154
6.25%, 09/15/32		342	344,976
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)		123	120,149
			2,905,982
Diversified Telecommunication Services — 6.0%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(c)		664	666,386
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)		819	817,321
APLD ComputeCo LLC, 9.25%, 12/15/30(a)(c)		319	344,132
AT&T, Inc., 4.30%, 02/15/30(c)		450	444,073
Cipher Compute LLC, 7.13%, 11/15/30(a)(c)		406	422,046
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(c)		214	225,180
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)(c)		902	914,678
EchoStar Corp.(c)
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(i)		961	976,584
10.75%, 11/30/29		2,270	2,452,750
eircom Finance DAC, 5.00%, 04/30/31(f)	EUR	100	115,619
Eutelsat SA, 1.50%, 10/13/28(f)		100	110,008
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Fibercop SpA
4.75%, 06/30/30(f)	EUR	100	$ 116,418
5.13%, 06/30/32(f)		100	117,392
6.00%, 09/30/34(a)(c)	USD	242	233,702
7.20%, 07/18/36(a)(c)		200	205,090
Flash Compute LLC, 7.25%, 12/31/30(a)(c)		961	988,122
Level 3 Financing, Inc.(a)(c)
6.88%, 06/30/33		1,917	1,969,298
7.00%, 03/31/34		1,784	1,839,550
8.50%, 01/15/36		1,871	2,009,143
7.50%, 02/15/37		720	738,993
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(a)(g)(h)(i)		257	113,214
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)(c)		4,323	4,332,684
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)(c)		1,291	1,289,137
Sable International Finance Ltd., 7.13%, 10/15/32(a)(c)		493	489,312
SE Cosmos LLC, 8.88%, 05/01/31(a)		1,251	1,286,118
SoftBank Group Corp., 6.38%, 04/22/30(f)	EUR	100	117,095
Stingray Compute LLC, 6.00%, 06/15/31(a)	USD	319	319,629
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)(c)		1,735	1,709,987
Telecom Italia Capital SA, 7.72%, 06/04/38		372	427,166
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
6.50%, 02/15/29		85	84,329
Series Feb, 8.63%, 06/15/32(c)		778	811,622
Uniti Services LLC, 7.50%, 10/15/33(a)(c)		390	410,427
Verizon Communications, Inc., 3.70%, 03/22/61(c)		400	267,480
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(c)		1,050	1,107,283
Yondr JK 1 LLC, 6.88%, 06/30/31(a)		266	266,668
Zayo Group Holdings, Inc.(a)(i)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(c)		1,782	1,780,286
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		563	556,244
			31,075,166
Electric Utilities — 0.9%
Alpha Generation LLC, 6.75%, 10/15/32(a)(c)		299	304,503
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)		225	225,556
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)(c)		400	405,932
Minejesa Capital BV, 5.63%, 08/10/37(a)		200	190,500
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(f)		119	117,362
MVM Energetika Zrt, 7.50%, 06/09/28(f)		200	208,288
Public Power Corp. SA, 4.63%, 10/31/31(f)	EUR	100	115,870
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)	USD	200	198,282
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(e)(g)(h)		780	—
TransAlta Corp., 5.88%, 02/01/34		54	53,195
VoltaGrid LLC, 7.38%, 11/01/30(a)(c)		1,281	1,329,897
XPLR Infrastructure Operating Partners LP(a)
8.38%, 01/15/31(c)		547	583,375
8.63%, 03/15/33		135	144,769
7.75%, 04/15/34(c)		686	722,063
			4,599,592
Electronic Equipment, Instruments & Components(a) — 0.1%
Coherent Corp., 5.00%, 12/15/29(c)		94	92,552
Sensata Technologies, Inc.
4.38%, 02/15/30(c)		181	176,045
3.75%, 02/15/31		54	50,492
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc. (continued)
6.63%, 07/15/32(c)	USD	227	$ 233,474
Zebra Technologies Corp., 6.50%, 06/01/32		117	118,425
			670,988
Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)		501	510,963
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)(c)		296	294,223
Enerflex, Inc., 6.88%, 01/15/31(a)		38	38,891
Kodiak Gas Services LLC(a)(c)
5.88%, 04/01/31		243	243,623
6.50%, 10/01/33		318	322,342
6.75%, 10/01/35		298	305,708
Oceaneering International, Inc., 6.00%, 02/01/28		71	72,016
OEG Finance PLC, 7.25%, 09/27/29(f)	EUR	100	118,314
Star Holding LLC, 8.75%, 08/01/31(a)(c)	USD	256	256,592
Tidewater, Inc., 9.13%, 07/15/30(a)		206	220,428
USA Compression Partners LP/USA Compression Finance Corp.(a)(c)
7.13%, 03/15/29		291	298,083
6.25%, 10/01/33		557	552,226
Weatherford International Ltd., 6.75%, 10/15/33(a)(c)		556	567,284
			3,800,693
Entertainment — 0.5%
Churchill Downs, Inc.(a)
4.75%, 01/15/28		137	135,667
5.75%, 04/01/30		511	510,516
6.75%, 05/01/31(c)		392	398,857
Cinemark USA, Inc., 7.00%, 08/01/32(a)		75	77,374
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)(c)		157	156,656
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(c)		400	337,518
Pinewood Finco PLC, 6.00%, 03/27/30(f)	GBP	100	132,663
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(c)	USD	190	162,387
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)		110	113,264
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(a)		232	221,270
Vail Resorts, Inc., 6.50%, 05/15/32(a)(c)		329	335,085
			2,581,257
Environmental, Maintenance & Security Service — 0.7%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(f)	EUR	100	114,550
GFL Environmental Holdings U.S., Inc.(a)
5.63%, 07/01/31	USD	149	148,981
5.50%, 02/01/34(c)		252	246,478
GFL Environmental, Inc.(a)(c)
4.00%, 08/01/28		121	118,139
4.38%, 08/15/29		405	393,682
6.75%, 01/15/31		254	261,310
Luna 15 SARL(i)
(10.50% PIK), 10.50%, 07/01/32(a)	EUR	200	242,942
(10.50% PIK), 10.50%, 07/01/32(f)		100	121,471
Madison IAQ LLC(a)
4.13%, 06/30/28	USD	240	236,103
5.88%, 06/30/29(c)		554	554,286
Paprec Holding SA, 4.13%, 07/15/30(f)	EUR	100	113,953
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD	142	135,436
Waste Pro USA, Inc., 7.00%, 02/01/33(a)(c)		941	962,917
			3,650,248

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services — 1.9%
Azorra Finance Ltd.(a)
7.75%, 04/15/30	USD	174	$ 180,684
7.25%, 01/15/31		44	45,207
6.25%, 02/15/34		45	43,634
CrossCountry Intermediate HoldCo LLC(a)
6.50%, 10/01/30		77	75,894
6.75%, 12/01/32		100	96,547
Freedom Mortgage Holdings LLC(a)
6.88%, 05/01/31		27	26,202
9.13%, 05/15/31		170	175,763
8.38%, 04/01/32		33	33,567
7.88%, 04/01/33		30	29,257
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(f)	EUR	46	52,696
GGAM Finance Ltd., 6.88%, 04/15/29(a)	USD	90	91,962
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)		359	364,766
Intrum Investments And Financing AB, 8.00%, 09/11/27(f)	EUR	100	114,327
JPMorgan Chase & Co., (1-day SOFR + 1.13%), 5.00%, 07/22/30(b)(c)	USD	1,000	1,006,771
Midcap Financial Issuer Trust(a)(c)
6.50%, 05/01/28		200	199,686
5.63%, 01/15/30		400	385,564
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(b)(c)		1,000	1,021,510
PennyMac Financial Services, Inc.(a)
7.88%, 12/15/29(c)		258	268,299
7.13%, 11/15/30(c)		148	149,980
6.88%, 05/15/32		277	271,082
6.75%, 02/15/34		138	132,469
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(c)		587	606,377
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(f)	EUR	100	112,455
Rocket Cos., Inc.(a)
6.50%, 08/01/29(c)	USD	232	236,801
6.13%, 08/01/30(c)		349	354,993
6.13%, 08/01/31(c)		512	522,917
7.13%, 02/01/32(c)		580	602,000
6.38%, 08/01/33(c)		906	921,370
6.50%, 06/15/34		292	299,498
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(a)		28	25,201
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(i)	EUR	100	16,153
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD	83	77,103
UWM Holdings LLC(a)(c)
6.63%, 02/01/30		441	410,917
6.25%, 03/15/31		681	606,923
WS Escrow LLC, 7.75%, 06/01/33(a)		78	80,092
			9,638,667
Food Products — 1.0%
Aramark Services, Inc., 5.00%, 02/01/28(a)		194	193,611
B&G Foods, Inc., 8.00%, 09/15/28(a)		89	89,081
Chobani LLC/Chobani Finance Corp., Inc.(a)(c)
4.63%, 11/15/28		251	248,563
7.63%, 07/01/29		1,323	1,364,246
6.38%, 04/15/34		1,548	1,571,058
Darling Global Finance BV
4.50%, 07/15/32(a)	EUR	180	207,402
4.50%, 07/15/32(f)		100	115,223
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	USD	43	43,282
Elior Group SA, 5.63%, 03/15/30(f)	EUR	100	112,278
Security		Par (000)	Value
Food Products (continued)
Froneri Lux FinCo SARL, 4.75%, 08/01/32(f)	EUR	100	$ 111,511
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.15%, 12/15/29(b)(f)		100	114,847
Lamb Weston Holdings, Inc.(a)
4.88%, 05/15/28	USD	51	50,663
4.13%, 01/31/30(c)		106	101,646
Post Holdings, Inc.(a)
4.63%, 04/15/30(c)		118	113,995
4.50%, 09/15/31		32	30,020
6.25%, 02/15/32		102	103,536
6.38%, 03/01/33		71	70,458
6.25%, 10/15/34(c)		143	140,505
6.50%, 03/15/36(c)		470	464,662
			5,246,587
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)		290	294,156
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(c)		1,093	1,114,745
PODS LLC, 8.75%, 05/15/31(a)		220	214,956
Union Pacific Corp., 3.20%, 05/20/41(c)		200	155,853
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(a)		216	221,787
			2,001,497
Health Care Equipment & Supplies(a) — 0.6%
Avantor Funding, Inc.
4.63%, 07/15/28(c)		211	208,785
3.88%, 11/01/29		209	199,529
Bausch & Lomb Corp., 8.38%, 10/01/28(c)		1,333	1,369,657
Insulet Corp., 6.50%, 04/01/33		192	194,701
Medline Borrower LP, 5.25%, 10/01/29(c)		769	764,301
Neogen Food Safety Corp., 8.63%, 07/20/30		184	193,537
			2,930,510
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(a)(c)		123	126,619
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(c)		139	137,265
CHS/Community Health Systems, Inc.(a)
5.25%, 05/15/30(c)		631	595,431
4.75%, 02/15/31(c)		368	338,546
10.88%, 01/15/32		206	221,850
9.75%, 01/15/34(c)		1,476	1,541,064
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(c)		340	351,946
DaVita, Inc.(a)
6.88%, 09/01/32		93	95,913
6.75%, 07/15/33		57	58,815
Ephios Subco 3 SARL, 7.88%, 01/31/31(f)	EUR	100	120,482
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	USD	153	155,103
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)		154	137,874
HCA, Inc., 5.50%, 06/15/47(c)		280	260,887
HealthEquity, Inc., 4.50%, 10/01/29(a)(c)		409	397,365
IQVIA, Inc., 6.25%, 06/01/32(a)(c)		556	565,273
LifePoint Health, Inc.(a)(c)
10.00%, 06/01/32		282	281,524
7.00%, 05/01/34		706	676,674
Molina Healthcare, Inc.(a)
6.50%, 02/15/31(c)		324	329,604
6.25%, 01/15/33		41	41,069
Option Care Health, Inc., 4.38%, 10/31/29(a)		39	37,471
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)		118	123,273
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)		196	203,225
Star Parent, Inc., 9.00%, 10/01/30(a)(c)		744	778,635
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(c)	USD	878	$ 888,835
Tenet Healthcare Corp.
6.13%, 06/15/30(c)		250	251,832
6.75%, 05/15/31(c)		451	462,007
6.00%, 11/15/33(a)		69	69,603
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(c)		284	267,765
			9,515,950
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(a)		133	136,893
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(a)	EUR	260	298,619
7.00%, 02/15/32(f)		100	114,854
8.50%, 02/15/32(a)(c)	USD	819	838,484
			1,388,850
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)(c)		224	229,325
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)		123	125,097
RHP Hotel Properties LP/RHP Finance Corp.(a)
4.50%, 02/15/29(c)		96	94,124
6.50%, 04/01/32(c)		342	349,958
6.50%, 06/15/33		225	230,839
5.75%, 03/15/34(c)		250	247,681
Service Properties Trust
0.00%, 09/30/28(a)(k)		261	242,002
8.63%, 11/15/31(a)(c)		1,418	1,493,792
8.88%, 06/15/32(c)		213	219,296
XHR LP, 6.63%, 05/15/30(a)		121	123,793
			3,355,907
Hotels, Restaurants & Leisure — 1.7%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(a)
3.88%, 01/15/28		108	105,970
4.38%, 01/15/28(c)		134	132,478
4.00%, 10/15/30(c)		351	331,361
Caesars Entertainment, Inc.(a)
4.63%, 10/15/29		62	59,596
7.00%, 02/15/30(c)		1,335	1,342,684
6.50%, 02/15/32(c)		547	533,583
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(c)
4.63%, 01/15/29		436	423,964
6.75%, 01/15/30		136	133,375
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(c)		310	310,151
Hilton Domestic Operating Co., Inc.(a)
5.50%, 09/15/31(c)		570	571,458
5.50%, 03/31/34		36	35,691
Light & Wonder International, Inc.(a)
7.25%, 11/15/29		51	51,922
7.50%, 09/01/31(c)		87	90,173
6.25%, 10/01/33		77	76,583
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)		267	223,892
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)(c)		461	472,539
MGM China Holdings Ltd., 6.25%, 05/15/33(a)		203	199,153
MGM Resorts International, 6.13%, 09/15/29(c)		260	262,550
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)		250	260,400
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Pioneer Opco LLC, 7.00%, 05/15/33(a)	USD	200	$ 203,521
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)
5.63%, 09/01/29		116	80,684
5.88%, 09/01/31		166	107,900
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)		140	141,749
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)		166	168,484
Station Casinos LLC, 6.63%, 03/15/32(a)		99	100,542
Voyager Parent LLC, 9.25%, 07/01/32(a)(c)		288	304,577
Wynn Macau Ltd.(a)
5.63%, 08/26/28(c)		800	793,360
5.13%, 12/15/29(c)		410	400,178
6.75%, 02/15/34		200	198,770
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
5.13%, 10/01/29(c)		307	304,940
7.13%, 02/15/31(c)		403	425,897
6.25%, 03/15/33		190	190,712
			9,038,837
Household Durables — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)
4.63%, 08/01/29		100	96,293
4.63%, 04/01/30		145	137,568
6.88%, 08/01/33		138	136,781
Beazer Homes USA, Inc., 8.00%, 01/15/32(a)		105	105,282
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
5.00%, 06/15/29		2	1,904
4.88%, 02/15/30(c)		476	442,964
Century Communities, Inc., 6.63%, 09/15/33(a)(c)		173	174,688
Dream Finders Homes, Inc., 8.25%, 08/15/28(a)		115	117,590
Empire Communities Corp., 9.75%, 05/01/29(a)		51	52,723
K Hovnanian Enterprises, Inc.(a)(c)
8.00%, 04/01/31		331	341,480
8.38%, 10/01/33		305	313,381
LGI Homes, Inc.(a)
8.75%, 12/15/28		89	91,970
7.00%, 11/15/32		161	159,995
Mattamy Group Corp., 6.00%, 12/15/33(a)		68	65,274
Meritage Homes Corp., 1.75%, 05/15/28(c)(j)		390	401,895
Newell Brands, Inc.
8.50%, 06/01/28(a)		215	224,625
6.63%, 09/15/29		58	58,969
6.38%, 05/15/30		105	106,428
6.63%, 05/15/32		213	215,695
Risewell Homes, Inc.(a)
9.25%, 10/01/29(c)		224	231,689
8.50%, 11/01/30		57	58,194
Somnigroup International, Inc.(a)
4.00%, 04/15/29		204	196,658
3.88%, 10/15/31		48	44,117
STL Holding Co. LLC, 8.75%, 02/15/29(a)		120	124,602
SWF Holdings I Corp., 6.50%, 10/06/29(a)		210	27,248
Whirlpool Corp.(a)
7.50%, 07/01/31		345	349,122
7.88%, 07/01/34(c)		395	396,620
			4,673,755

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Products — 0.0%
Berkline Benchcraft LLC, (4.50% PIK), 4.50%, 06/01/22(b)(e)(g)(h)(i)	USD	200	$ —
Independent Power and Renewable Electricity Producers(a) — 1.8%
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		279	276,437
3.75%, 01/15/32		114	103,747
NRG Energy, Inc.
5.75%, 07/15/29		3	3,001
6.00%, 02/01/33(c)		808	812,315
5.75%, 01/15/34(c)		278	275,829
5.88%, 05/15/34		21	20,889
6.25%, 11/01/34(c)		105	106,315
6.00%, 01/15/36(c)		1,294	1,289,955
6.13%, 05/15/36(c)		762	762,353
Talen Energy Supply LLC(c)(m)
(Acquired 04/30/26, Cost $ 2,112,000), 6.13%, 05/01/31		2,112	2,112,040
(Acquired 04/30/26, Cost $ 3,571,000), 6.38%, 05/01/33		3,571	3,566,493
Vistra Corp., (5-year CMT + 6.93%), 8.00%(b)(n)		181	182,393
			9,511,767
Industrial Conglomerates — 0.1%
Avient Corp., 6.25%, 11/01/31(a)		158	160,105
Enpro, Inc., 6.13%, 06/01/33(a)		161	163,109
Maxam Prill SARL, 6.00%, 07/15/30(f)	EUR	100	116,617
			439,831
Insurance — 3.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(a)
4.25%, 10/15/27(c)	USD	421	415,927
6.75%, 04/15/28(c)		282	284,252
5.88%, 11/01/29(c)		593	579,570
7.00%, 01/15/31(c)		1,048	1,065,038
6.50%, 10/01/31		40	39,890
7.38%, 10/01/32(c)		501	497,271
AmWINS Group, Inc., 6.38%, 02/15/29(a)		100	100,489
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)(c)		337	322,552
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(a)		263	266,314
Ardonagh Finco Ltd.
6.88%, 02/15/31(f)	EUR	330	379,502
7.75%, 02/15/31(a)(c)	USD	1,395	1,410,717
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(c)		1,487	1,444,538
Asurion LLC/Asurion Co-Issuer, Inc.(a)(c)
8.00%, 12/31/32		924	930,982
8.38%, 02/01/34		822	760,908
CRC Insurance Group LLC, 7.13%, 06/01/31(a)(c)		1,905	1,898,925
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(c)
7.25%, 02/15/31		1,000	968,629
8.13%, 02/15/32		348	311,940
HUB International Ltd.(a)(c)
7.25%, 06/15/30		2,764	2,836,519
7.38%, 01/31/32		4,149	4,223,184
Jones Deslauriers Insurance Management, Inc.(a)
8.50%, 03/15/30(c)		747	761,915
Security		Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.(a) (continued)
6.88%, 10/01/33	USD	307	$ 284,716
Ryan Specialty LLC, 4.38%, 02/01/30(a)		33	31,800
USI, Inc., 7.50%, 01/15/32(a)(c)		508	512,787
			20,328,365
Interactive Media & Services — 1.3%
Beignet Investor LLC, 6.58%, 05/30/49(a)(c)		5,386	5,485,637
iliad SA(f)
5.63%, 02/15/30	EUR	100	120,939
4.25%, 01/09/32		100	114,993
ION Platform Finance U.S., Inc./ION Platform Finance SARL(a)
4.63%, 05/01/28	USD	122	111,022
5.00%, 05/01/28(c)		373	342,693
8.75%, 05/01/29		157	140,105
Prosus NV, 4.03%, 08/03/50(f)		200	141,000
Snap, Inc.(a)
6.88%, 03/01/33(c)		347	338,232
6.88%, 03/15/34		177	171,359
			6,965,980
Internet Software & Services(a) — 0.2%
Getty Images, Inc., 10.50%, 11/15/30		118	98,376
Match Group Holdings II LLC
4.63%, 06/01/28		157	154,856
4.13%, 08/01/30		198	186,349
3.63%, 10/01/31(c)		164	147,558
6.13%, 09/15/33		260	256,928
Rakuten Group, Inc., 9.75%, 04/15/29(c)		200	217,362
Wayfair LLC, 7.13%, 05/31/34		119	122,352
			1,183,781
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(f)	EUR	100	111,449
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD	87	89,608
Atos Group, 9.73%, 12/18/26(f)(l)	EUR	36	47,532
CACI International, Inc., 6.38%, 06/15/33(a)(c)	USD	298	302,238
CDK Steerco Coop(e)
7.25%, 06/15/29		500	320,000
8.00%, 06/15/29		157	100,480
CoreWeave, Inc.(a)
9.25%, 06/01/30(c)		495	498,215
9.00%, 02/01/31		39	38,540
9.75%, 10/01/31(c)		917	914,977
Fair Isaac Corp.(a)
4.00%, 06/15/28		354	346,298
6.00%, 05/15/33(c)		348	342,685
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)(c)		374	380,220
McAfee Corp., 7.38%, 02/15/30(a)(c)		305	259,171
			3,751,413
Leisure Products — 0.9%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33(a)		365	368,471
Carnival Corp. Ltd.(a)
5.88%, 06/15/31		21	21,378
5.75%, 08/01/32(c)		214	216,090
6.13%, 02/15/33(c)		805	814,777
Carnival U.K. Ltd., 4.13%, 07/15/31(a)	EUR	195	224,091
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Leisure Products (continued)
Deuce Finco PLC, 7.00%, 11/20/31(f)	GBP	100	$ 135,621
Gaia Purchaser, Inc., 07/15/33(a)(d)	USD	532	538,101
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(c)		321	331,896
NCL Corp. Ltd.(a)(c)
6.75%, 02/01/32		92	91,793
6.25%, 09/15/33		266	258,331
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(c)		816	861,251
TUI AG, 5.88%, 03/15/29(f)	EUR	100	117,269
Viking Cruises Ltd.(a)(c)
9.13%, 07/15/31	USD	549	575,234
5.88%, 10/15/33		161	161,251
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)		162	161,987
			4,877,541
Machinery — 0.6%
ATS Corp., 4.13%, 12/15/28(a)		108	105,318
Chart Industries, Inc.(a)
7.50%, 01/01/30(c)		436	450,141
9.50%, 01/01/31		79	82,719
Columbus McKinnon Corp., 7.13%, 02/01/33(a)		200	200,426
Esab Corp.(a)
6.25%, 04/15/29		266	269,889
5.63%, 04/01/31(c)		168	168,182
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(a)(c)		145	106,575
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.95%, 04/15/29(b)(f)	EUR	100	115,573
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.45%, 12/01/32(b)(f)		100	115,406
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)(c)	USD	379	366,953
Manitowoc Co., Inc., 9.25%, 10/01/31(a)		137	147,267
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)		77	77,859
Terex Corp., 6.25%, 10/15/32(a)(c)		172	174,194
TK Elevator Midco GmbH, 4.38%, 07/15/27(f)	EUR	59	67,385
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD	292	292,044
Vertiv Group Corp., 4.13%, 11/15/28(a)		312	308,920
			3,048,851
Media — 3.6%
Block Communications, Inc., 10.25%, 03/01/31(a)		80	73,169
Cable One, Inc., 1.13%, 03/15/28(j)		777	505,050
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29		57	55,761
6.38%, 09/01/29(c)		1,282	1,280,707
4.75%, 03/01/30(c)		179	169,719
4.25%, 02/01/31(c)		861	775,401
4.75%, 02/01/32(c)		312	278,295
7.00%, 02/01/33(c)		314	307,935
4.25%, 01/15/34(c)		551	466,438
7.38%, 02/01/36(c)		925	907,133
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47(c)		425	343,992
CSC Holdings LLC(a)
5.50%, 04/15/27		400	268,004
5.38%, 02/01/28		600	376,110
11.25%, 05/15/28		368	237,341
11.75%, 01/31/29		200	123,025
Directv Financing LLC, 8.88%, 02/01/30(a)(c)		484	492,588
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(c)
5.88%, 08/15/27		56	55,919
10.00%, 02/15/31		1,089	1,130,061
Security		Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(c) (continued)
9.25%, 06/01/32	USD	616	$ 625,884
Discovery Communications LLC
3.95%, 03/20/28		275	270,531
4.13%, 05/15/29		86	85,140
Discovery Global Holdings, Inc.
4.05%, 03/15/29		362	358,405
4.28%, 03/15/32(c)		965	865,943
5.05%, 03/15/42(c)		954	698,872
DISH DBS Corp.(a)
5.25%, 12/01/26		1,212	1,199,110
5.75%, 12/01/28		934	904,812
DISH Network Corp., 11.75%, 11/15/27(a)		1,301	1,336,845
Gray Media, Inc.(a)(c)
9.63%, 07/15/32		572	552,066
7.25%, 08/15/33		545	536,636
Grupo Televisa SAB, 6.63%, 01/15/40		50	43,889
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		560	319,131
Midcontinent Communications, 8.00%, 08/15/32(a)		160	140,267
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)(c)		655	672,794
Sirius XM Radio LLC(a)(c)
5.00%, 08/01/27		397	396,469
4.00%, 07/15/28		120	116,854
Sunrise FinCo I BV
4.88%, 07/15/31(a)(c)		249	235,482
4.63%, 05/15/32(f)	EUR	100	114,362
Univision Communications, Inc.(a)
8.50%, 07/31/31(c)	USD	666	668,882
9.38%, 08/01/32		172	174,759
8.88%, 04/15/33(c)		518	509,932
Versant Media Group, Inc., 7.25%, 01/30/31(a)		112	115,871
VZ Secured Financing BV, 5.25%, 01/15/33(f)	EUR	100	108,855
			18,898,439
Metals & Mining — 2.0%
Arsenal AIC Parent LLC(a)
8.00%, 10/01/30	USD	186	193,849
11.50%, 10/01/31(c)		939	1,006,297
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(c)		806	807,026
Carpenter Technology Corp., 5.63%, 03/01/34(a)		73	72,945
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(a)(c)		437	440,839
Coeur Mining, Inc., 6.88%, 04/01/32(a)(c)		268	274,700
Commercial Metals Co.(a)(c)
5.75%, 11/15/33		115	114,321
6.00%, 12/15/35		176	175,544
Constellium SE(a)(c)
5.63%, 06/15/28		500	499,940
3.75%, 04/15/29		485	466,402
6.38%, 08/15/32		317	323,058
ERO Copper Corp., 6.50%, 02/15/30(a)		70	69,924
First Quantum Minerals Ltd.(a)
8.00%, 03/01/33		200	208,892
7.25%, 02/15/34		200	204,878
6.38%, 02/15/36(c)		524	513,751
Freeport Indonesia PT, 4.76%, 04/14/27(c)(f)		200	199,928
Glencore Funding LLC, 6.14%, 04/01/55(a)(c)		200	205,649
Hybar LLC, 7.38%, 07/01/34(a)		377	378,830

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.(a)(c)
4.50%, 06/01/31	USD	770	$ 737,127
5.88%, 03/01/34		212	209,796
Marcobre SAC, 5.75%, 01/22/36(a)		200	197,150
Mineral Resources Ltd.(a)
6.00%, 05/01/32		124	122,665
6.25%, 05/01/34		124	121,929
Novelis Corp.(a)(c)
4.75%, 01/30/30		424	409,118
6.88%, 01/30/30		348	356,762
3.88%, 08/15/31		448	408,062
6.38%, 08/15/33		678	682,884
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(f)	EUR	200	224,841
Samarco Mineracao SA(i)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(f)	USD	94	94,933
(9.00% PIK), 9.50%, 06/30/31(a)		6	5,687
Skeena Resources Ltd., 8.50%, 04/01/31(a)		43	45,168
Vale Overseas Ltd., (5-year CMT + 2.43%), 6.00%, 02/25/56(a)(b)		200	199,498
Vallourec SACA, 7.50%, 04/15/32(a)(c)		517	540,343
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)		71	73,194
			10,585,930
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		284	280,912
Starwood Property Trust, Inc.
7.25%, 04/01/29		47	48,526
08/15/29(d)		156	156,466
6.00%, 04/15/30		90	90,328
6.50%, 07/01/30		62	63,316
6.50%, 10/15/30		191	195,409
6.13%, 06/01/31		148	148,782
			983,739
Multi-Utilities(a) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 06/01/30		123	131,982
6.88%, 06/01/31		205	207,557
			339,539
Oil, Gas & Consumable Fuels — 7.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(c)		393	408,722
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)		230	234,916
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
9.00%, 11/01/27		165	183,150
6.63%, 07/15/33(c)		105	106,192
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)
7.00%, 07/15/29(c)		224	229,613
7.25%, 07/15/32		180	186,220
Borr IHC Ltd./Borr Finance LLC(a)
8.75%, 01/15/32		200	195,250
9.00%, 01/15/34		200	192,894
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)		250	263,770
Buckeye Partners LP
6.88%, 07/01/29(a)		20	20,417
6.75%, 02/01/30(a)		87	89,854
5.60%, 10/15/44		67	59,780
California Resources Corp.(a)
7.00%, 01/15/34		151	149,328
7.25%, 01/15/35		209	207,325
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Caturus Energy LLC(a)(c)
8.50%, 02/15/30	USD	623	$ 649,178
7.13%, 05/15/31		657	650,023
Chord Energy Corp., 6.75%, 03/15/33(a)		110	111,629
CITGO Petroleum Corp., 8.38%, 01/15/29(a)		778	800,413
CNX Resources Corp.(a)
7.25%, 03/01/32		114	117,448
5.88%, 03/01/34		43	41,845
Comstock Resources, Inc.(a)
6.75%, 03/01/29(c)		362	356,456
6.75%, 03/01/29		137	134,501
5.88%, 01/15/30(c)		360	339,540
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)(c)		1,617	1,587,174
Crescent Energy Finance LLC(a)
7.75%, 07/31/29		115	115,286
9.75%, 10/15/30(c)		138	146,280
7.63%, 04/01/32		251	253,024
7.88%, 04/15/32(c)		327	331,099
7.38%, 01/15/33(c)		206	204,763
8.38%, 01/15/34		165	169,950
CVR Energy, Inc.(a)
7.50%, 02/15/31		126	125,400
7.88%, 02/15/34		84	83,103
DBR Land Holdings LLC, 6.25%, 12/01/30(a)		173	175,702
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
7.38%, 06/30/33		291	296,458
6.88%, 06/01/34		121	120,430
Ecopetrol SA, 8.88%, 01/13/33		48	52,560
Enbridge, Inc., Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80(b)(c)		2,000	2,011,892
Energy Transfer LP(c)
3.90%, 07/15/26		235	234,952
Series H, (5-year CMT + 5.69%), 6.50%(b)(n)		4,409	4,411,275
EQT Corp., 4.50%, 01/15/29		8	7,943
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		51	53,048
6.75%, 03/15/34(a)(c)		529	524,916
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(a)		125	126,482
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)		189	192,763
Harvest Midstream I LP(a)(c)
7.50%, 05/15/32		112	116,006
6.75%, 05/15/34		616	624,781
Hess Midstream Operations LP, 6.50%, 06/01/29(a)		222	226,537
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.25%, 11/01/28		145	145,379
5.75%, 02/01/29		155	154,398
6.00%, 04/15/30		21	20,632
6.25%, 04/15/32		16	15,488
8.38%, 11/01/33(c)		301	313,422
6.88%, 05/15/34		211	205,297
7.25%, 02/15/35		83	81,723
Howard Midstream Energy Partners LLC(a)(c)
7.38%, 07/15/32		111	114,964
6.63%, 01/15/34		305	307,607
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,217	1,063,603
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)		200	198,645
ITT Holdings LLC, 6.50%, 08/01/29(a)(c)		615	607,792
Kinetik Holdings LP, 6.63%, 12/15/28(a)		58	58,959
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/31(a)		79	77,243
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	USD	148	$ 150,688
Matador Resources Co.(a)
6.50%, 04/15/32(c)		303	304,654
6.00%, 04/15/34		253	246,652
Murphy Oil Corp., 5.88%, 12/01/42		29	25,832
Nabors Industries, Inc., 7.63%, 11/15/32(a)		168	171,878
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(c)
8.13%, 02/15/29		233	241,172
8.38%, 02/15/32		687	715,179
Noble Finance II LLC(a)
8.00%, 04/15/30(c)		48	49,736
6.25%, 06/15/34		163	159,750
Northern Oil & Gas, Inc., 7.88%, 10/15/33(a)(c)		358	355,723
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)		172	174,183
Par Petroleum LLC, 7.38%, 06/01/34(a)		282	285,353
Parex Resources, Inc., 8.50%, 05/11/31(a)		200	203,200
PBF Holding Co. LLC/PBF Finance Corp.(a)
7.88%, 09/15/30		160	163,045
7.25%, 06/01/34		81	80,191
Permian Resources Operating LLC(a)
5.88%, 07/01/29(c)		205	204,972
7.00%, 01/15/32(c)		221	228,580
6.25%, 02/01/33		184	187,906
Petrobras Global Finance BV, 6.75%, 01/27/41		69	68,677
Petroleos Mexicanos
8.75%, 06/02/29		130	138,711
5.95%, 01/28/31		158	156,278
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)		50	52,040
Prairie Acquiror LP, 9.00%, 08/01/29(a)		192	199,433
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(a)		200	196,000
Raizen Fuels Finance SA, 6.45%, 02/25/37(a)(g)(h)		200	110,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)		51	50,332
Seadrill Finance Ltd., 6.75%, 07/15/34(a)		200	193,064
SM Energy Co.(a)(c)
8.75%, 07/01/31		179	186,972
6.63%, 04/15/34		647	636,857
Sunoco LP(a)
6.63%, 08/15/32		201	204,430
6.25%, 07/01/33		208	209,864
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 01/15/28		148	147,686
7.38%, 02/15/29(c)		501	513,908
6.00%, 09/01/31		100	98,935
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(c)		347	341,476
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)		56	57,057
Transocean International Ltd.(a)
8.25%, 05/15/29(c)		46	47,499
8.75%, 02/15/30(c)		34	35,641
8.50%, 05/15/31(c)		313	324,954
7.88%, 10/15/32		183	191,041
Valaris Ltd., 8.38%, 04/30/30(a)(c)		237	246,119
Venture Global LNG, Inc.(a)(c)
9.50%, 02/01/29		1,306	1,405,714
6.38%, 12/15/34		1,337	1,313,953
6.63%, 06/15/36		1,026	1,011,306
Venture Global Plaquemines LNG LLC(a)(c)
6.13%, 12/15/30		611	625,150
7.50%, 05/01/33		290	318,279
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC(a)(c) (continued)
6.50%, 01/15/34	USD	864	$ 900,272
7.75%, 05/01/35		499	559,615
6.75%, 01/15/36		1,059	1,122,853
Vista Energy Argentina SAU, 8.50%, 06/10/33(a)		32	34,138
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(c)		392	402,021
			37,334,409
Passenger Airlines — 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(c)		445	403,042
OneSky Flight LLC, 8.88%, 12/15/29(a)		250	264,369
United Airlines Holdings, Inc., 5.38%, 03/01/31(c)		91	90,346
WestJet Airlines Ltd., 8.00%, 02/14/31(a)		210	210,796
			968,553
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(f)	EUR	100	117,799
6.50%, 03/31/32(a)	USD	317	323,404
Perrigo Finance Unlimited Co.
5.15%, 06/15/30		200	192,317
6.13%, 09/30/32		95	90,735
			724,255
Pharmaceuticals — 1.4%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)(c)		4,600	4,659,046
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)		175	181,651
Bausch Health Cos., Inc.(a)
4.88%, 06/01/28		140	129,450
11.00%, 09/30/28		809	823,821
CVS Health Corp., 3.75%, 04/01/30(c)		500	483,456
Dolcetto Holdco SpA, 5.63%, 07/14/32(f)	EUR	100	114,929
Grifols SA, 7.13%, 05/01/30(f)		100	118,835
Gruenenthal GmbH, 4.63%, 11/15/31(f)		100	114,853
Nidda Healthcare Holding GmbH(f)
7.00%, 02/21/30		100	117,854
(3-mo. EURIBOR + 3.25%), 5.53%, 10/15/32(b)		100	114,555
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)(c)	USD	400	395,024
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.17%, 12/31/29(b)(f)	EUR	43	48,836
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26(c)	USD	96	95,616
			7,397,926
Real Estate Management & Development — 0.6%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(i)	EUR	49	63,294
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(f)		100	114,075
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(a)	USD	39	39,219
Series AI, 7.00%, 04/15/30(c)		271	273,328
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)		133	142,983
CoreLogic, Inc., 4.50%, 05/01/28(a)		1,485	1,450,574
Fantasia Holdings Group Co. Ltd.(f)(g)(h)
11.75%, 04/17/22		400	4,400
11.88%, 06/01/23		200	2,250
9.25%, 07/28/23		200	2,250
9.88%, 10/19/23		200	1,800
Five Point Operating Co. LP, 8.00%, 10/01/30(a)		84	85,991

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Howard Hughes Corp.(a)
4.13%, 02/01/29	USD	149	$ 143,959
4.38%, 02/01/31		54	51,069
6.13%, 03/01/34		141	139,314
New Immo Holding SA(f)
3.25%, 07/23/27	EUR	100	113,890
5.50%, 04/23/31		100	114,653
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(f)	USD	200	193,400
Vivion Investments SARL, 5.63%, 06/08/30(f)	EUR	100	110,488
			3,046,937
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(c)	USD	327	323,291
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc., 3.50%, 02/15/41(c)		350	279,651
Microchip Technology, Inc., 0.00%, 02/15/30(a)(j)(k)		147	169,200
ON Semiconductor Corp.(j)
0.50%, 03/01/29		258	310,890
0.00%, 05/01/31(a)(k)		65	64,610
QUALCOMM, Inc., 4.30%, 05/20/47(c)		300	244,324
			1,068,675
Software — 2.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(c)		1,676	1,606,989
Capstone Borrower, Inc., 8.00%, 06/15/30(a)(c)		302	286,910
Cloud Software Group, Inc.(a)(c)
6.50%, 03/31/29		1,694	1,643,656
9.00%, 09/30/29		2,035	1,975,236
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(c)		183	176,897
IPD 3 BV, 5.50%, 06/15/31(f)	EUR	100	111,363
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/33(f)		100	119,638
7.25%, 07/01/33(a)(c)	USD	1,139	1,191,521
8.75%, 07/01/34(a)(c)		1,084	1,150,473
Oracle Corp.(c)
3.60%, 04/01/50		200	121,622
6.70%, 02/04/56		1,000	941,211
6.13%, 08/03/65		250	210,069
UKG, Inc., 6.88%, 02/01/31(a)(c)		594	577,059
			10,112,644
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)		168	172,257
Afflelou SAS, 6.00%, 07/25/29(f)	EUR	100	118,036
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD	170	179,162
Kiko SpA, (3-mo. EURIBOR + 3.25%), 5.45%, 01/15/32(b)(f)	EUR	100	115,256
Michaels Cos., Inc., 8.50%, 03/15/33(a)(c)	USD	472	467,514
Staples, Inc., 10.75%, 09/01/29(a)		185	176,480
			1,228,705
Technology Hardware, Storage & Peripherals(a) — 0.2%
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29(c)		449	469,500
5.88%, 07/15/30		151	153,682
8.50%, 07/15/31(c)		557	582,053
			1,205,235
Textiles, Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC(a)
5.25%, 07/15/32	EUR	435	506,024
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Beach Acquisition Bidco LLC(a) (continued)
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(c)(i)	USD	800	$ 908,462
Crocs, Inc., 4.25%, 03/15/29(a)		25	24,256
Levi Strauss & Co.(a)
4.00%, 08/15/30	EUR	120	137,766
3.50%, 03/01/31	USD	16	14,821
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.95%, 07/01/29(b)(f)	EUR	100	115,668
			1,706,997
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/43(c)	USD	250	278,467
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(f)	GBP	100	138,576
GB AIT Buyer, Inc., 8.75%, 04/30/34(a)	USD	146	146,388
Incora Top Holdco LLC, 6.00%, 01/31/33(e)		210	58,565
RXO, Inc., 6.38%, 05/15/31(a)		78	79,083
			422,612
Wireless Telecommunication Services — 1.2%
Altice France SA
6.88%, 10/15/30(a)		492	477,049
6.50%, 10/15/31(a)		243	235,446
6.50%, 04/15/32(a)(c)		1,267	1,224,701
5.63%, 07/15/32(f)	EUR	11	12,248
6.88%, 07/15/32(a)	USD	503	487,340
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(f)		200	189,750
Digicel International Finance Ltd. U.S. LLC, 8.63%, 08/01/32(a)(c)		945	973,941
Iliad Holding SAS
7.00%, 10/15/28(a)		343	344,472
5.38%, 04/15/30(f)	EUR	100	117,182
8.50%, 04/15/31(a)(c)	USD	479	507,469
7.00%, 04/15/32(a)(c)		211	215,042
TDC Brands A/S, 8.00%, 04/30/31(f)	EUR	100	115,808
Telecom Argentina SA, 9.25%, 05/28/33(a)	USD	64	68,769
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(f)	GBP	100	125,125
4.25%, 01/31/31(a)(c)	USD	600	493,412
4.75%, 07/15/31(a)		200	164,331
6.75%, 01/15/33(a)		254	215,053
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(a)(i)		13	13,515
Zegona Finance PLC, 6.75%, 07/15/29(f)	EUR	90	106,468
			6,087,121
Total Corporate Bonds — 67.5% (Cost: $348,867,563)			349,671,549
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 Term Loan, 11.00%, 12/15/31(e)	USD	28	—
IT Services — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		619	585,912
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	575	$ 536,188
Total Fixed Rate Loan Interests — 0.2% (Cost: $1,221,694)			1,122,100
Floating Rate Loan Interests(b)
Advertising Agencies — 0.1%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 09/24/32		401	400,298
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.99%, 02/15/29		147	125,402
			525,700
Aerospace & Defense — 2.3%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (6- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.60%, 06/23/30		539	540,292
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/31/30		808	807,284
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.79%, 08/03/29		485	486,695
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.76%), 8.17%, 05/25/29		1,941	132,623
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.51%), 6.92%, 05/25/29		271	18,543
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31		1,276	1,278,140
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31		486	486,386
Kaman Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 02/26/32		230	229,554
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.51%, 02/01/28		955	859,634
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/01/32		369	369,869
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/05/28		207	207,255
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/28/31		2,689	2,689,592
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/19/32		485	484,644
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 03/22/30		841	840,789
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 08/19/32		1,670	1,670,578
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/13/33		603	602,904
			11,704,782
Security		Par (000)	Value
Automobile Components — 1.2%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 01/02/33	USD	506	$ 504,787
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.14%, 05/06/30		1,904	1,904,029
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/28/32		871	870,625
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31		682	675,778
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 01/30/32		45	44,620
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 11/16/29		173	173,121
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/04/31		1,269	1,266,628
RealTruck Group, Inc.
2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.65%, 01/31/31		106	65,327
2026 FLSO Tranche B Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.90%, 01/31/31		241	149,589
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.74%, 11/17/28		829	824,855
			6,479,359
Beverages — 0.3%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.23%, 01/24/29		862	873,722
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.08%, 01/24/29		237	156,965
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.83%, 01/24/30		333	100,702
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.63%, 07/09/32		249	247,983
			1,379,372
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 04/27/33		583	582,708
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/12/31		1,791	1,791,322
			2,374,030
Broadline Retail — 0.3%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		656	657,344
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.39%, 03/15/30		972	977,447
			1,634,791

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials — 0.2%
CP Iris HoldCo I, Inc.
2025 Delayed Draw Term Loan, 0.00%, 10/27/32	USD	5	$ 4,878
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 10/27/32		979	928,293
			933,171
Building Products — 2.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 05/13/29		46	45,919
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 09/08/32		2,020	2,019,096
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.89%, 07/08/30		563	493,029
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 08/04/31		906	904,983
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30		1,472	1,469,632
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 02/02/33(e)		363	362,169
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 06/17/31		794	666,356
Knife River Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/08/32		120	119,776
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.64%, 03/08/29		192	166,053
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.89%, 03/19/29		690	690,202
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/10/32		376	375,767
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 04/14/31		781	780,121
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/30/32		535	533,688
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/28		208	207,723
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 10/19/29		2,133	2,128,297
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 08/05/31		1,245	1,122,580
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.76%, 10/04/28		389	391,167
			12,476,558
Capital Markets — 2.8%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30		318	318,497
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.63%, 02/15/31		1,236	1,193,217
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/09/30		329	327,728
Security		Par (000)	Value
Capital Markets (continued)
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 11/25/32	USD	693	$ 676,222
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 12/20/29		567	567,196
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/25/31		822	796,693
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 11/01/32		919	916,540
Citadel Securities Global Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/10/33		1,641	1,637,289
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.26%, 09/01/28		108	101,159
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/15/31		1,941	1,891,893
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 09/05/31		256	255,175
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 03/18/30		1,569	1,557,240
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31		2,566	2,540,486
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/26/32(e)		109	108,864
Jupiter Borrower, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/30/33		412	411,143
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/32		1,109	1,093,414
			14,392,756
Chemicals — 2.6%
Advancion Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27(e)		323	295,708
BASF Coatings Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.24%, 06/29/33		964	966,651
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/15/32		1,271	1,266,748
Derby Buyer LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.36%, 11/01/30		925	924,355
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 10/04/29		915	910,577
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/12/31		626	624,780
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/18/30		1,050	1,049,427
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/29/32		422	420,749
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 02/15/30	USD	309	$ 309,498
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 10/07/31		125	104,699
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.76%, 07/03/28		686	648,455
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/31(e)		423	423,029
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 06/20/31		1,388	1,384,861
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 11/03/32		834	832,517
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31		856	561,366
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 10/09/31		274	274,746
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/29/32		467	468,751
SP Motion Holdco Ltd., USD Term Loan B, 06/24/33(o)		290	289,637
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.66%, 08/02/30		804	798,738
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/19/32		894	890,665
			13,445,957
Commercial Services & Supplies — 3.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 10/24/30		446	440,287
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 08/20/32		2,743	2,742,607
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.41%, 11/17/31		357	357,424
Aramark Services, Inc.
2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 04/06/28		383	383,984
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/22/30		1,002	1,001,518
Asplundh Tree Expert, LLC, 2026 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/30/33		1,396	1,393,352
Citrin Cooperman Advisors LLC
2025 Add on Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 04/01/32(e)		138	132,490
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 04/01/32		780	756,710
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.14%, 10/08/32		389	390,018
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 06/02/31		1,191	1,131,101
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Innio Holding, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 11/02/31	USD	736	$ 732,577
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.43%, 12/02/26		32	32,119
MX Holdings U.S., Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 03/17/32		255	254,842
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/11/32		1,360	1,356,048
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 12/31/32		325	325,105
Packers Holdings LLC, 2025 Takeback Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 1.00%), 4.74%, 03/10/31		73	68,865
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 0.00%, 03/26/31		1,230	1,228,825
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 10/13/30		185	183,395
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/07/32		920	905,221
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31		80	79,758
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31		491	490,816
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 11/30/28		378	377,568
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/31		1,046	1,044,248
			15,808,878
Communications Equipment — 0.0%
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 06/26/29		19	19,224
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 06/26/29		19	19,224
			38,448
Construction & Engineering — 0.8%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 0.00%, 04/25/33		17	17,351
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 04/25/33		901	897,454
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		1,225	955,062
Construction Partners, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/03/31		743	742,090

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Dycom Investments, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/27/33	USD	390	$ 390,121
Legence Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.64%, 12/16/31		1,220	1,216,595
			4,218,673
Consumer Discretionary — 0.1%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 07/06/29		432	433,432
Consumer Staples Distribution & Retail — 0.6%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.14%, 12/29/32		1,233	1,216,475
EG America LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31		1,198	1,200,995
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/03/31		640	643,215
			3,060,685
Containers & Packaging — 1.8%
Charter Next Generation, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.11%, 11/29/30		1,452	1,451,779
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.89%, 04/01/32		1,103	1,058,785
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.18%), 6.82%, 04/13/29		105	103,019
Colossus Acquireco LLC, 2026 Term Loan B, (3-mo. SOFR + 1.75%), 5.37%, 01/31/33		1,821	1,808,561
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/26/33		791	791,263
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.12%, 04/15/30		865	852,025
Multi-Color Corp., 2026 USD PIK Takeback Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.38%), 6.11%, 05/11/33		480	409,891
Potters Industries LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32		477	477,401
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 02/01/29		420	421,320
Proampac PG Borrower LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 03/07/33		744	729,811
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/04/32		195	195,274
Security		Par (000)	Value
Containers & Packaging (continued)
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 09/15/32	USD	596	$ 596,714
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 09/15/28		464	444,098
			9,339,941
Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 01/31/31		837	836,781
Core & Main LP
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 07/27/28		1,502	1,501,600
2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 02/09/31		372	371,493
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/01/33		1,230	1,226,580
			3,936,454
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/23/32		532	531,768
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/20/30		244	243,874
Diversified Telecommunication Services — 0.8%
Level 3 Financing, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/29/32		1,890	1,889,414
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32		369	363,664
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 6.99%, 01/31/29		607	580,317
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.26%, 03/11/30(i)		1,271	1,270,507
			4,103,902
Electric Utilities — 0.7%
Alpha Generation LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/30/31		639	632,373
NRG Energy, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/16/31		1,840	1,836,946
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 04/28/33		172	172,222
Pathfinder Power LLC, Term Loan B, 06/22/33(o)		479	477,802
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/15/31		363	360,858
			3,480,201
Electronic Equipment, Instruments & Components — 0.4%
Belden, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/01/33(e)		693	693,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/20/31(e)	USD	225	$ 224,837
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 07/02/29		455	453,490
CoorsTek, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 10/28/32		285	285,465
Sanmina Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/27/32(e)		526	526,347
			2,183,139
Energy Equipment & Services — 0.0%
Deep Blue Operating I LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 10/01/32		249	249,844
Entertainment — 2.2%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 10/01/31		1,267	1,266,180
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/30/31		1,345	1,343,679
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/04/32		1,056	1,053,779
Electronic Arts, Inc., USD Term Loan B, 03/24/33(o)		2,190	2,194,708
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/24/32		1,784	1,782,690
Live Nation Entertainment, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/21/32		894	893,387
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 11/12/29		991	841,869
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 11/21/31		2,281	2,272,435
			11,648,727
Environmental, Maintenance & Security Service — 0.1%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 10/17/30		364	363,672
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 01/15/31		209	209,125
			572,797
Financial Services — 2.2%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 12/21/28		1,089	1,089,096
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.63%, 05/21/31		1,372	1,372,383
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/27/32		1,107	1,045,504
APi Group DE, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/16/33		1,791	1,787,200
Security		Par (000)	Value
Financial Services (continued)
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/19/31	USD	2,082	$ 2,072,715
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 09/13/32		543	542,835
ITT Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.98%), 5.71%, 10/11/30		180	179,195
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		428	357,458
NEXUS Buyer LLC
2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 07/31/31		545	525,860
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 07/31/31		80	76,964
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/08/32		520	519,583
Sotera Health Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 05/30/31		1,201	1,201,520
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/16/31		80	80,225
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/31/28		167	167,085
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/05/32		306	304,833
			11,322,456
Food Products — 1.0%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 10/28/32		2,146	2,149,284
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31		1,822	1,808,166
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 09/30/32		515	510,829
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.23%, 03/29/30		70	70,361
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 02/11/33		568	569,096
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/29/32		180	179,487
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.74%, 12/31/29		60	11,020
			5,298,243
Gas Utilities — 0.3%
BIP PipeCo Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 12/06/30		242	240,893
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 04/01/32		295	295,741

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Gas Utilities (continued)
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.13%, 03/11/33	USD	375	$ 376,200
Traverse Midstream Partners LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.04%, 04/21/33		208	207,740
Venture Global Calcasieu Pass LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33		570	571,032
			1,691,606
Ground Transportation — 0.6%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/10/31		2,365	2,354,129
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28		594	418,331
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28		118	82,989
PODS LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.13%, 05/14/31		422	409,948
			3,265,397
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 01/15/31		1,497	1,498,601
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33		3,153	3,082,719
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/32		413	412,657
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 08/20/32		458	450,275
			5,444,252
Health Care Providers & Services — 1.9%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 09/20/32		99	99,193
Charlotte Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 06/30/31		370	369,338
CHG Healthcare Services, Inc., 2026 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 09/29/31		448	447,942
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.91%, 11/08/32		677	677,513
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 07/26/31		341	341,450
DaVita, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/09/31		547	546,025
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 02/06/33		719	719,538
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(g)(h)		17	2,700
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	USD	248	$ 247,649
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31		1,173	1,153,770
Medical Solutions Holdings, Inc.
2026 Class A-1 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.17%, 11/01/30		61	43,985
2026 Class A-2 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.05%, 11/01/30		139	100,917
2026 Exchange FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.30%, 11/01/30		218	44,638
2026 Exchange FLTO Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.80%, 11/03/31		182	21,897
Medline Borrower LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.50%), 5.14%, 05/30/33		1,820	1,808,313
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/22/32		869	869,411
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 11/19/31		296	291,963
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 09/27/30		728	728,353
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/19/30		851	851,122
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		248	247,506
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/01/31		449	448,394
			10,061,617
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/15/29		1,076	1,073,174
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.37%, 05/01/31		1,207	1,102,512
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.83%, 10/01/27		322	317,080
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 11/03/31		427	424,896
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		962	832,029
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/22/29(e)		347	345,276
			4,094,967
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure — 4.1%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.25%, 03/11/30	USD	111	$ 106,710
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.25%, 03/11/30		117	113,761
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/31/30		651	649,385
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/20/30		1,103	1,100,377
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/31		1,878	1,800,225
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/30		975	941,031
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.11%, 12/02/31		468	468,391
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.89%, 01/27/29		1,659	1,656,545
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 11/30/30		1,680	1,663,000
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 06/04/32		529	526,443
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/32		1,287	1,293,697
Gaia Purchaser, Inc., Term Loan B, 06/25/33(e)(o)		434	433,457
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.43%, 11/01/29		461	453,233
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/31/32		187	186,270
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/27/32		532	532,406
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.40%, 11/08/30		1,350	1,352,280
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/16/30		818	818,139
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 04/16/29		653	652,523
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.98%, 08/01/30		382	362,480
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 05/30/33		531	529,192
Pioneer Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 05/16/33		778	780,365
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 04/04/29		539	530,931
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 12/04/31	USD	546	$ 541,338
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/01/31		209	207,230
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 03/14/31		1,381	1,380,199
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32		546	535,080
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 07/01/32		634	634,032
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 08/03/28		421	420,063
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/24/30		673	673,051
			21,341,834
Household Durables — 0.5%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32		1,184	1,181,991
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (Prime + 1.50%), 8.25%, 09/26/31		264	264,246
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.87%, 10/24/31		283	283,349
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 12/19/29		171	169,680
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 12/19/29		129	127,260
Weber-Stephen Products LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 10/01/32		743	733,187
			2,759,713
Household Products — 0.1%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 12/30/32		588	581,430
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 07/31/30		1,202	1,200,246
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27		501	499,339
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/32		901	893,141
			2,592,726
Industrial Conglomerates — 1.1%
ACI Rover Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/33		552	550,482

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 09/12/32	USD	352	$ 353,617
FCG Acquisitions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 03/04/33		108	108,050
Heritage Environmental Services, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 04/01/33(e)		231	231,866
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.62%, 12/02/31		356	356,106
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 10/01/32		479	479,898
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32		557	556,559
Resilience Parent LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/28/33		1,367	1,363,719
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.49%, 12/31/29		61	52,825
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 04/11/33		1,480	1,441,387
			5,494,509
Insurance — 3.3%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/19/31		3,232	3,186,025
AmWINS Group, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 01/30/32		1,767	1,726,359
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/29/31		1,279	1,259,828
Asurion LLC, 2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30		1,235	1,220,822
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30		1,992	1,988,484
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 04/18/30		190	178,742
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/15/31		1,459	1,366,673
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		1,191	1,137,816
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31		250	241,576
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 09/15/31		725	722,602
Security		Par (000)	Value
Insurance (continued)
Truist Insurance Holdings LLC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 05/06/31	USD	1,565	$ 1,526,888
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 09/29/30		1,016	1,010,461
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 11/21/29		1,448	1,442,436
			17,008,712
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.39%, 01/31/31		343	314,665
IT Services — 2.4%
Asurion LLC
2021 Second Lien Term Loan B4, (3-mo. CME Term SOFR + 5.25%), 9.18%, 01/20/29		211	208,432
2023 Term Loan B11, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.01%, 08/19/28		64	63,903
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30		218	215,105
2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 02/23/33		320	302,000
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/15/29		543	367,027
Central Parent Inc., 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 07/06/29		1,266	818,228
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.12%, 11/17/31		291	296,996
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.39%, 05/30/31		1,466	1,397,885
Galileo Parent, Inc., 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.13%, 03/03/33		424	425,060
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/12/29		1,280	1,263,168
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/09/29		648	633,106
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/07/32		1,389	985,819
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 01/31/31		363	361,775
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 03/01/29		838	741,693
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 07/01/31		284	262,037
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.38%, 11/15/32		296	287,860
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 07/16/31		550	534,286
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/31/28	USD	1,309	$ 1,261,422
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 07/31/31		1,641	1,619,172
Shift4 Payments LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/03/32		631	628,515
			12,673,489
Leisure Products — 0.2%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/22/31		302	301,334
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.93%, 07/22/30		693	689,615
			990,949
Machinery — 2.4%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 07/31/28		1,234	1,232,356
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 07/02/33		1,919	1,916,851
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 03/15/30		239	238,228
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 02/03/33		796	793,670
CompoSecure Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		1,190	1,182,098
ESCO Technologies, Inc., Term Loan B, 06/11/33(e)(o)		316	315,210
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 10/21/28		896	895,900
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 07/03/31		152	153,049
GrafTech Global Enterprises, Inc.
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.64%, 12/21/29		60	57,343
2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		105	100,350
Hayward Industries, Inc., 2026 Term Loan B, 06/23/33(o)		202	202,234
Indicor LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 11/22/29		411	411,138
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 02/10/33		924	905,502
Madison IAQ LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/06/32		365	364,051
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.18%, 03/03/33		81	76,937
Security		Par (000)	Value
Machinery (continued)
Tega MC Australia Holdings Pty. Ltd., Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 06/01/33	USD	351	$ 352,537
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		1,827	1,833,665
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 01/27/31		1,520	1,517,917
			12,549,036
Media — 1.3%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		882	898,250
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 12/07/30		209	206,477
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 12/15/31		183	179,731
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.76%, 08/23/28		347	347,101
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		1,175	822,490
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33		975	974,797
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/30/30		374	374,009
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 10/17/31		850	798,685
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/18/33		421	416,013
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.23% and 1.50% PIK), 10.26%, 09/25/29(i)		1,750	1,572,799
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 04/28/28		180	178,470
			6,768,822
Metals & Mining — 0.1%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 02/26/32		708	703,960
Multi-Utilities — 0.3%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/03/32		1,592	1,591,668
Oil, Gas & Consumable Fuels — 0.6%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.69%, 09/29/32		253	253,362
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/22/32		236	236,294

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Freeport LNG Investments LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 02/11/33	USD	954	$ 954,849
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 02/11/30		437	437,191
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/22/32		148	147,926
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.37%, 04/07/32		172	172,923
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 03/16/30		295	295,063
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR + 1.75%), 5.50%, 06/16/32		595	589,869
			3,087,477
Passenger Airlines — 1.0%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 04/20/28		944	942,562
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/21/31		819	815,409
American Airlines, Inc.
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29		337	331,001
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 02/15/28		643	636,542
2026 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 05/29/33		598	590,029
AS Mileage Plan IP Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/12/33		458	455,999
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.43%, 08/27/29		771	684,001
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 02/22/31		721	718,738
			5,174,281
Pharmaceuticals — 0.8%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 08/01/32		1,179	1,182,914
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 10/31/32		310	309,127
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 04/23/31		362	361,953
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33		696	697,648
Security		Par (000)	Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 05/05/28	USD	1,069	$ 1,071,458
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/20/29		327	325,829
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28		62	61,702
			4,010,631
Professional Services — 1.2%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 08/12/32		498	494,438
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.26%, 06/02/28		1,045	1,032,151
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/05/32		950	947,048
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 0.50% and 3.25% PIK), 8.91%, 07/31/30(i)		340	310,336
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/24/31		1,004	1,001,322
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/24/31		530	528,366
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 11/26/31		1,176	1,146,570
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.39%, 09/28/29		634	617,751
			6,077,982
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 06/13/33(e)		371	369,649
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/06/29		207	207,768
Qnity Electronics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32		1,350	1,351,606
			1,559,374
Software — 3.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 02/24/31		1,396	1,370,068
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 03/26/32		651	622,410
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		1,826	1,639,724
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/17/30		224	214,194
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 01/23/32	USD	363	$ 357,455
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/21/31		1,538	1,343,993
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/13/32		1,502	1,294,674
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.49%, 10/08/28		262	201,662
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 12/09/31		712	678,756
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.93%, 10/09/31		482	438,111
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33		1,370	1,244,796
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.98%, 06/26/31		337	320,433
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 10/09/29		1,010	973,013
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/32		1,355	1,294,883
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/22/32		1,788	1,375,964
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.89%, 12/31/31		319	275,198
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 8.89%, 06/17/32		163	148,769
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.36%, 02/04/33		680	681,676
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/28/30		528	439,471
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.00%), 6.99%, 04/24/28		1,062	991,678
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/09/31		903	900,987
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/10/31		1,508	1,416,782
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 04/12/31		1,123	1,076,995
			19,301,692
Specialty Retail — 1.0%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31		1,897	1,893,725
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31		508	505,778
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28		1,229	1,225,683
Security		Par (000)	Value
Specialty Retail (continued)
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 10/14/32	USD	193	$ 192,477
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 12/06/32		132	132,776
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32		14	14,339
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32		611	611,503
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.99%, 10/20/28		139	136,919
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.26%, 10/20/28		303	294,699
			5,007,899
Technology Hardware, Storage & Peripherals — 0.3%
Finastra USA, Inc., 2025 USD Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.75%, 09/15/32		1,687	1,549,447
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/13/32		350	349,655
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/19/32		34	33,905
Trading Companies & Distributors — 0.3%
Core & Main LP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/01/33(e)		835	832,913
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 06/02/32		155	155,220
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.64%, 07/02/29		745	366,687
			1,354,820
Transportation Infrastructure — 0.8%
AIT Worldwide Logistics, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 04/29/33		474	473,886
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 09/23/31		1,716	1,716,494
Brown Group Holding LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 07/01/31		705	706,101
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 9.99%, 12/15/26		607	602,714
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 03/18/30		754	751,165
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.64%, 08/20/29		260	102,304
			4,352,664

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 08/06/32	USD	307	$ 308,409
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/25/31		1,012	1,012,541
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 10/06/32(e)		705	708,982
			2,029,932
Total Floating Rate Loan Interests — 59.0% (Cost: $313,302,040)			306,006,698
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bonds(l)
1.75%, 07/09/27		79	69,794
4.75%, 07/09/27		85	68,117
			137,911
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)		132	141,240
Benin — 0.1%
Benin Government International Bonds, 7.96%, 02/13/38(a)		200	212,165
Brazil — 0.0%
Brazilian Government International Bonds, 6.63%, 03/15/35		200	205,680
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(f)		78	76,123
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42(c)		200	176,950
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/07/36		200	218,200
Dominican Republic — 0.1%
Dominican Republic International Bonds(a)
4.50%, 01/30/30		200	193,350
7.05%, 02/03/31		150	158,190
			351,540
Ecuador — 0.0%
Ecuador Government International Bonds, 9.25%, 01/29/39(a)		200	204,900
Egypt — 0.1%
Egypt Government International Bonds
5.63%, 04/16/30(f)	EUR	100	113,850
7.50%, 02/16/61(a)	USD	200	172,216
			286,066
Guatemala — 0.1%
Guatemala Government Bonds, 7.05%, 10/04/32(a)(c)		200	215,700
Security		Par (000)	Value
Hungary — 0.0%
Hungary Government International Bonds, 5.50%, 03/26/36(a)(c)	USD	200	$ 201,190
Indonesia — 0.0%
Indonesia Government International Bonds, 4.50%, 05/29/33	EUR	100	115,511
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(f)		100	117,707
8.08%, 04/01/36(a)	USD	200	219,588
			337,295
Jordan — 0.0%
Jordan Government International Bonds, 5.85%, 07/07/30(f)		200	202,470
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(a)		200	217,500
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(a)(c)		200	202,124
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(a)(c)		250	250,378
Mexico Government International Bonds
5.38%, 03/22/33(c)		200	196,024
5.13%, 03/19/38	EUR	162	184,234
			630,636
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(a)	USD	200	193,100
Nigeria — 0.1%
Nigeria Government International Bonds, 10.38%, 12/09/34(a)		200	237,600
Panama — 0.1%
Panama Government International Bonds, 6.40%, 02/14/35		200	211,330
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 01/23/31		95	87,447
1.86%, 12/01/32		62	51,383
6.20%, 06/30/55		41	42,321
			181,151
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(a)		62	62,078
2.12%, 07/16/31(f)	EUR	156	158,617
4.63%, 03/04/33(a)		87	96,377
6.25%, 09/10/34(a)		125	150,796
6.75%, 07/11/39(a)		30	36,292
6.50%, 10/07/45(a)		78	89,945
			594,105
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(a)	USD	200	205,066
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Africa — 0.1%
Republic of South Africa Government International Bonds
7.10%, 11/19/36(a)	USD	200	$ 215,136
Series 30Y, 5.00%, 10/12/46		230	179,688
			394,824
Suriname — 0.1%
Suriname Government International Bonds, 8.50%, 11/06/35(a)		200	218,102
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)		200	205,560
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		200	205,050
Ukraine — 0.0%
Ukraine Government International Bonds(f)(l)
3.00%, 02/01/27		23	13,712
6.00%, 02/01/27		37	29,466
			43,178
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(a)	EUR	100	115,753
Total Foreign Agency Obligations — 1.3% (Cost: $6,908,992)			6,938,020

	Shares
Investment Companies
Equity Funds — 5.3%
H-Food Holdings LLC(g)	4,335	74,779
Invesco Senior Loan ETF	725,000	14,768,250
State Street Blackstone Senior Loan ETF	315,000	12,691,350
		27,534,379
Total Investment Companies — 5.3% (Cost: $27,912,183)		27,534,379

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	906	458,411
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,734	622,212
Series 2007-19, Class 1A1, 6.00%, 08/25/37		528	251,907
Angel Oak Mortgage Trust, Series 2026-3, Class A1, 06/25/71(a)(b)(d)		905	904,985
BRAVO Residential Funding Trust, Series 2026-NQM6, Class A1, 5.52%, 05/25/66(a)(b)		905	904,993
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		58	56,562
Series 2006-17, Class A2, 6.00%, 12/25/36		611	263,400
Series 2007-HY5, Class 3A1, 4.92%, 09/25/37(b)		133	124,615
COLT Mortgage Loan Trust(a)
Series 2024-7, Class A1, 5.54%, 12/26/69		994	994,412
Series 2024-INV4, Class A1, 5.61%, 05/25/69(c)		947	949,257
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust, Series 2025- INV1, Class A1, 5.09%, 11/25/60(a)(b)(c)	USD	854	$ 847,557
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		150	127,038
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 5.35%, 04/25/67(c)		1,152	1,149,002
Series 2024-INV4, Class A2, 5.50%, 12/25/54		685	684,074
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.50%, 10/25/35(b)		283	131,882
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)		385	385,385
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		269	260,868
OBX Trust(a)
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		515	514,530
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(b)		772	774,152
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		591	588,927
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(a)		442	435,982
Verus Securitization Trust, Series 2022-3, Class A1, 5.13%, 02/25/67(a)(c)		1,013	963,752
			12,393,903
Commercial Mortgage-Backed Securities(a) — 2.2%
425 Trust(b)(d)
Series 2026-LEX, Class E, 07/15/43		145	145,000
Series 2026-LEX, Class F, 07/15/43		100	100,000
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.32%, 11/15/41(b)		630	630,591
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.48%, 08/15/42(b)		381	382,475
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.22%, 03/15/41(b)		304	304,787
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(b)		200	204,237
BX Commercial Mortgage Trust(b)
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 5.57%, 02/15/39		452	452,570
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 5.82%, 02/15/39		75	75,056
BX Trust(b)
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.27%, 02/15/41		240	238,500
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 5.57%, 04/15/41		560	560,700
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(b)		250	226,610
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 6.67%, 08/15/41(b)		660	656,331
Cross 2026-NQM8 Mortgage Trust, 07/25/71(b)(d)		780	779,905
DBC Mortgage Trust, Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.68%, 11/15/42(b)		1,240	1,243,875
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(b)		220	217,767
DK Trust(b)
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.48%, 08/15/37		274	274,428

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DK Trust(b) (continued)
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.88%, 08/15/37	USD	293	$ 293,549
GS Mortgage Securities Corp. Trust(b)
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.29%, 11/25/41		454	452,589
Series 2025-800D, Class B, (1 mo. Term SOFR + 3.45%), 7.09%, 11/25/41		900	897,468
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		790	789,984
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(b)		234	247,616
National Commercial Mortgage Trust, Series 2026-IND, Class C, (1 mo. Term SOFR + 1.75%), 5.38%, 06/15/43(b)		420	420,655
SLG Office Trust(b)
Series 2026-OMA, Class E, 7.19%, 04/15/41		115	114,977
Series 2026-OMA, Class F, 8.19%, 04/15/41		235	235,404
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(b)		572	570,078
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(b)		895	881,578
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	247,586
			11,644,316
Total Non-Agency Mortgage-Backed Securities — 4.6% (Cost: $25,204,983)			24,038,219
Preferred Securities
Capital Trusts — 7.9%(b)
Banks(c)(n) — 0.5%
ING Groep NV, 3.88%		1,750	1,718,943
Nordea Bank Abp, 3.75%(a)		560	525,924
PNC Financial Services Group, Inc., Series W, 6.25%		500	511,123
			2,755,990
Capital Markets — 0.0%
State Street Corp., 4.93%, 06/01/77(c)		194	174,579
Electric Utilities — 1.6%
AES Andes SA, 8.15%, 06/10/55(a)		200	208,500
Electricite de France SA, 3.00%(f)(n)	EUR	200	226,235
NextEra Energy Capital Holdings, Inc.
5.65%, 05/01/79(c)	USD	3,750	3,741,211
Series CC, 6.63%, 10/01/66		2,030	2,061,256
PG&E Corp., 7.38%, 03/15/55(c)		2,078	2,117,445
			8,354,647
Financial Services — 4.9%
Bank of America Corp., Series OO, 6.63%(c)(n)		4,260	4,391,971
Barclays PLC(n)
4.38%(c)		2,455	2,383,261
8.00%(c)		2,200	2,310,660
9.63%		805	892,650
BNP Paribas SA, 7.38%(a)(c)(n)		2,500	2,604,535
Citigroup, Inc., Series FF, 6.95%(c)(n)		2,500	2,557,563
Security		Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co.(c)
Series II, 6.47%(n)	USD	4,000	$ 4,010,972
Series U, 4.88%, 01/15/87		325	298,344
NatWest Group PLC, 8.13%(c)(n)		735	813,494
UBS Group AG, 9.25%(a)(c)(n)		4,400	5,066,908
			25,330,358
Independent Power and Renewable Electricity Producers(a)(n) — 0.1%
NRG Energy, Inc., 10.25%(c)		424	457,510
Vistra Corp., 7.00%		209	210,656
			668,166
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, 8.00%, 05/15/54(c)		469	497,869
Pharmaceuticals(c) — 0.7%
CVS Health Corp.
6.75%, 12/10/54		635	661,569
7.00%, 03/10/55		2,605	2,704,516
			3,366,085
			41,147,694

	Shares
Preferred Stocks — 0.4%(g)
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88%(n)	55,000	1,380,500
Financial Services — 0.1%
Labels Buyer LLC, 12.00%	363	297,660
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(e)	107	21,326
IT Services — 0.0%
Veritas Newco
Series G, 12/31/49	2,283	45,660
Series G-1, 12/31/49	1,576	30,732
		76,392
		1,775,878
Total Preferred Securities — 8.3% (Cost: $42,112,310)		42,923,572

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities(c) — 2.6%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39	USD	703	680,766
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42		7,387	6,913,543
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 06/01/44	USD	1,349	$ 1,322,350
5.00%, 11/01/44 - 07/13/56(p)		4,531	4,500,388
			13,417,047
Total U.S. Government Sponsored Agency Securities — 2.6% (Cost: $13,294,618)			13,417,047

	Shares
Warrants
Financial Services(g) — 0.0%
Labels Buyer LLC	320	800
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)	1,315	—
		800
Total Warrants — 0.0% (Cost: $ — )		800
Total Long-Term Investments — 155.4% (Cost: $813,978,307)		805,482,445
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(q)(r)	6,173,706	6,173,706
Total Short-Term Securities — 1.2% (Cost: $6,173,706)		6,173,706
Total Investments — 156.6% (Cost: $820,152,013)		811,656,151
Liabilities in Excess of Other Assets — (56.6)%		(293,511,340)
Net Assets — 100.0%		$ 518,144,811

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,678,533, representing 1.1% of its net assets as of period end, and an original cost of $5,683,000.

(n)	Perpetual security with no stated maturity date.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,079,242	$ 2,094,464 (a)	$ —	$ —	$ —	$ 6,173,706	6,173,706	$ 58,877	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	3.77%(b)	12/09/24	Open	$ 342,656	$ 365,882	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.84 (b)	12/17/24	Open	243,815	260,349	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.86 (b)	12/17/24	Open	623,290	672,932	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	07/18/25	Open	690,046	717,447	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80	01/21/26	Open	353,194	359,196	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	01/21/26	Open	349,719	355,662	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/30/26	Open	246,943	250,874	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/30/26	Open	377,500	383,509	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	193,000	195,567	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	197,021	199,642	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	196,600	199,215	Foreign Agency Obligations	Open/Demand
Morgan Stanley & Co. LLC	3.50 (b)	04/08/26	Open	856,360	863,354	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/08/26	Open	1,066,389	1,076,043	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	2.85 (b)	04/14/26	Open	136,210	137,051	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/15/26	Open	1,237,766	1,247,985	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/15/26	Open	307,900	310,442	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/15/26	Open	392,297	395,545	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	287,874	290,263	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	319,000	321,647	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	301,210	303,710	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	300,915	303,412	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	295,343	297,794	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	292,975	295,407	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	301,339	303,840	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/15/26	Open	301,658	304,161	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	04/23/26	Open	101,194	101,950	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/24/26	Open	1,087,645	1,095,575	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	3.73 (b)	04/27/26	Open	1,069,167	1,076,368	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	04/27/26	Open	288,844	290,831	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	04/27/26	Open	225,600	227,152	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	509,655	513,207	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	563,809	567,738	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	750,536	755,767	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	1,005,176	1,012,182	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	529,515	533,205	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	925,194	931,642	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	609,600	613,849	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	1,368,990	1,378,531	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	772,282	777,665	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	1,031,201	1,038,388	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	621,217	625,547	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	366,871	369,428	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	326,685	328,962	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	737,490	742,630	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	843,712	849,593	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	443,775	446,876	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87	04/27/26	Open	447,527	450,655	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	452,209	455,369	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	1,261,811	1,270,628	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	1,847,612	1,860,523	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	711,247	716,217	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	413,511	416,401	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	483,522	486,901	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	426,525	429,505	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	440,974	444,055	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	317,284	319,501	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	306,228	308,367	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87	04/27/26	Open	533,250	536,976	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	741,210	746,389	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.87%(b)	04/27/26	Open	$ 736,182	$ 741,327	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	394,275	397,030	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	417,690	420,609	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	460,245	463,461	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	750,075	755,316	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	04/27/26	Open	558,301	562,223	Corporate Bonds	Open/Demand
HSBC Bank PLC	3.90 (b)	04/29/26	Open	690,562	695,276	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	04/29/26	Open	315,692	317,847	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86	04/29/26	Open	1,484,351	1,494,378	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/29/26	Open	506,850	510,274	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.92 (b)	04/29/26	Open	297,403	299,443	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	05/05/26	Open	221,517	222,885	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	05/05/26	Open	210,560	211,860	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	05/05/26	Open	209,440	210,733	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	05/05/26	Open	1,152,217	1,159,332	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	05/05/26	Open	213,080	214,396	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	05/07/26	Open	220,798	222,103	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	05/08/26	Open	1,775,605	1,785,992	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	05/12/26	Open	97,960	98,491	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90	05/12/26	Open	380,881	382,944	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	05/13/26	Open	1,518,247	1,526,224	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.70 (b)	05/14/26	Open	239,475	240,656	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	05/14/26	Open	1,032,537	1,037,865	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.12	05/28/26	07/02/26	911,137	914,266	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.12	05/28/26	07/02/26	2,715,323	2,724,646	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.12	05/28/26	07/02/26	781,298	783,980	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.12	05/28/26	07/02/26	1,082,287	1,086,003	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.12	05/28/26	07/02/26	871,332	874,323	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.12	05/28/26	07/02/26	2,055,885	2,062,944	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.17	05/28/26	07/02/26	1,037,323	1,040,927	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.17	05/28/26	07/02/26	886,572	889,653	Non-Agency Mortgage-Backed Securities	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.86 (b)	05/29/26	Open	542,117	544,035	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	05/29/26	Open	811,212	814,097	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	06/01/26	Open	3,218,364	3,228,823	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	06/01/26	Open	5,534	5,552	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	06/04/26	Open	93,590	93,856	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	06/04/26	Open	209,275	209,870	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.88 (b)	06/04/26	Open	345,530	346,535	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	06/04/26	Open	1,162,000	1,165,399	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	06/04/26	Open	396,817	397,978	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	06/04/26	Open	410,625	411,826	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	06/04/26	Open	207,188	207,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	06/04/26	Open	399,822	400,992	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	06/04/26	Open	262,318	263,085	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/05/26	Open	251,550	252,253	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.65 (b)	06/08/26	Open	1,446,784	1,450,158	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	06/08/26	Open	141,105	141,436	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	06/08/26	Open	116,450	116,723	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.70 (b)	06/08/26	Open	252,525	253,122	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	06/08/26	Open	270,323	270,965	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	06/08/26	Open	118,490	118,772	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	06/08/26	Open	251,143	251,741	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	06/08/26	Open	131,198	131,510	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	06/08/26	Open	389,473	390,401	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	06/08/26	Open	93,730	93,953	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	06/08/26	Open	163,147	163,538	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.80 (b)	06/08/26	Open	186,788	187,242	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.85 (b)	06/08/26	Open	377,540	378,469	Corporate Bonds	Open/Demand

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	3.85%(b)	06/08/26	Open	$ 207,414	$ 207,924	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	242,560	243,164	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	310,929	311,704	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	889,490	891,706	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	309,260	310,031	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	759,520	761,412	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	278,996	279,691	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	316,339	317,127	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	34,822	34,908	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	265,399	266,060	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	1,708,180	1,712,436	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	662,096	663,746	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/08/26	Open	184,146	184,605	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	06/08/26	Open	183,210	183,655	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	06/08/26	Open	290,513	291,218	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	06/08/26	Open	304,838	305,578	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	160,674	161,069	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	106,540	106,802	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	467,665	468,815	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	169,864	170,282	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93	06/08/26	Open	268,494	269,163	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,579,060	1,582,994	Capital Trusts	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	165,158	165,569	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	212,520	213,050	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	529,312	530,631	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	110,110	110,384	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	197,263	197,754	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	532,475	533,802	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	295,438	296,174	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	849,466	851,583	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	474,825	476,017	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	169,288	169,710	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	609,797	611,317	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	703,470	705,223	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	459,097	460,241	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	426,759	427,822	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	295,733	296,469	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	471,738	472,914	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	205,173	205,684	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,094,400	1,097,127	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	228,409	228,978	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	897,479	899,715	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	34,919	35,006	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	502,994	504,248	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	391,747	392,724	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	285,199	285,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	714,319	716,112	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	548,708	550,075	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	408,647	409,666	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	247,015	247,630	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	428,775	429,844	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,607,373	1,611,378	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,481,284	1,484,975	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	647,235	648,848	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	185,440	185,902	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	329,680	330,501	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	256,500	257,139	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	248,177	248,795	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	613,293	614,821	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	261,073	261,723	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	358,437	359,331	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	468,065	469,231	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.93%(b)	06/08/26	Open	$ 571,936	$ 573,361	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	317,720	318,512	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	576,730	578,167	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	313,225	314,005	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	253,724	254,356	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,343,547	1,346,895	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	137,085	137,427	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,453,185	1,456,806	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	878,030	880,217	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	337,582	338,423	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	314,423	315,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	854,145	856,273	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	299,205	299,951	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	3,561,840	3,570,715	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	307,628	308,395	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	85,267	85,480	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	252,894	253,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	319,342	320,138	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	614,434	615,965	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	503,924	505,179	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	801,740	803,738	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	245,666	246,278	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	226,180	226,744	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	2,687,990	2,694,739	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	212,960	213,491	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	153,900	154,283	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	787,611	789,574	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	245,760	246,372	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	988,537	991,001	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	203,130	203,636	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	369,706	370,627	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	551,737	553,112	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	198,602	199,096	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	318,150	318,943	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	207,100	207,616	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	923,320	925,621	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	372,240	373,168	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	331,075	331,900	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,948,320	1,953,175	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	469,254	470,423	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	284,258	284,966	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93	06/08/26	Open	47,652	47,771	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	216,218	216,756	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	121,773	122,076	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	364,250	365,158	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	632,700	634,276	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	197,760	198,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	551,642	553,016	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	108,641	108,912	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	495,276	496,510	Corporate Bonds	Open/Demand
HSBC Bank PLC	3.90 (b)	06/09/26	Open	760,646	762,459	Corporate Bonds	Open/Demand
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	4,888,661	4,898,818	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	1,278,189	1,280,845	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	657,884	659,251	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	1,801,472	1,805,215	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.74	06/10/26	07/13/26	2,074,931	2,079,242	U.S. Government Sponsored Agency Securities	Up to 30 Days

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Wells Fargo Securities, LLC	3.74%	06/10/26	07/13/26	$ 374,716	$ 375,495	U.S. Government Sponsored Agency Securities	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.88 (b)	06/10/26	Open	280,865	281,501	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/10/26	Open	221,850	222,355	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86	06/11/26	Open	42,818	42,910	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	372,937	373,741	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	340,819	341,553	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	340,650	341,384	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	361,620	362,399	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	373,350	374,155	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	418,310	419,212	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	06/11/26	Open	347,084	347,778	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.60 (b)	06/11/26	Open	771,884	773,428	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75)	06/12/26	07/09/26	89,356	89,392	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.25	06/12/26	07/09/26	140,954	140,972	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.00	06/12/26	07/09/26	237,519	237,895	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.25	06/12/26	07/09/26	96,555	96,721	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.65	06/12/26	07/09/26	258,911	259,410	Corporate Bonds	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.86 (b)	06/12/26	Open	313,650	314,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74 (b)	06/12/26	Open	1,197,772	1,200,136	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.85 (b)	06/12/26	Open	320,407	321,059	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.85 (b)	06/12/26	Open	311,013	311,644	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	06/12/26	Open	77,438	77,594	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/16/26	Open	3,939,334	3,945,293	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/16/26	Open	1,937,735	1,940,666	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/16/26	Open	2,481,262	2,485,016	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	284,760	285,191	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	633,229	634,187	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	768,994	770,157	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	3,630,000	3,635,491	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	516,781	517,563	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.55	06/22/26	07/31/26	479,687	480,113	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.65	06/22/26	07/31/26	469,706	470,135	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.70	06/22/26	07/31/26	878,006	878,818	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	552,475	552,993	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	181,344	181,514	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	1,130,855	1,131,915	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.80	06/22/26	07/31/26	540,600	541,114	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.82	06/22/26	07/31/26	373,302	373,659	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.83	06/22/26	07/31/26	177,353	177,522	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.90	06/22/26	07/31/26	1,537,500	1,538,999	Corporate Bonds	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.81 (b)	06/22/26	Open	978,750	979,682	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	06/22/26	Open	973,750	974,678	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	06/22/26	Open	199,330	199,520	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.74 (b)	06/22/26	Open	457,500	457,928	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.75 (b)	06/22/26	Open	246,000	246,231	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	06/22/26	Open	269,500	269,754	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	06/22/26	Open	147,500	147,641	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/23/26	Open	613,370	613,898	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.00 (b)	06/23/26	Open	97,043	97,127	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/24/26	Open	386,370	386,660	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/24/26	Open	302,000	302,231	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60	06/25/26	07/07/26	954,289	954,861	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.60	06/25/26	07/07/26	33,120	33,140	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.64	06/25/26	07/07/26	567,675	568,019	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.65	06/25/26	07/07/26	233,920	234,062	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.70	06/25/26	07/07/26	484,057	484,356	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.71	06/25/26	07/07/26	134,063	134,145	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/25/26	07/07/26	115,094	115,165	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/25/26	07/07/26	454,410	454,693	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/25/26	07/07/26	208,845	208,975	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	3.74%	06/25/26	07/07/26	$ 312,503	$ 312,697	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/25/26	07/07/26	101,333	101,396	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/25/26	07/07/26	151,800	151,895	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/25/26	07/07/26	1,016,470	1,017,104	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.75	06/25/26	07/07/26	429,750	430,019	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.75	06/25/26	07/07/26	3,775,000	3,777,359	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.78	06/25/26	07/07/26	475,625	475,925	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.79	06/25/26	07/07/26	191,627	191,748	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.79	06/25/26	07/07/26	149,150	149,244	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.81	06/25/26	07/07/26	116,500	116,574	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.82	06/25/26	07/07/26	4,126,875	4,129,502	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.83	06/25/26	07/07/26	273,573	273,747	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.83	06/25/26	07/07/26	798,969	799,479	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.85	06/25/26	07/07/26	414,745	415,011	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.85	06/25/26	07/07/26	814,320	814,843	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	986,430	987,068	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	847,189	847,737	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	1,806,563	1,807,732	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	449,862	450,153	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	778,300	778,803	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	501,095	501,419	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	1,116,942	1,117,665	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	170,696	170,806	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	489,440	489,757	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89 (b)	06/25/26	07/07/26	1,709,360	1,710,468	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	497,752	498,075	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	210,031	210,167	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	334,467	334,685	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	459,025	459,324	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	1,159,847	1,160,601	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	357,500	357,732	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	239,395	239,551	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	173,190	173,303	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	890,055	890,634	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	612,711	613,109	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	158,790	158,893	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	645,697	646,117	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	316,665	316,871	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	374,196	374,439	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	354,535	354,765	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	201,810	201,941	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	578,160	578,536	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	354,510	354,740	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.95	06/25/26	07/07/26	1,850,740	1,851,958	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.95	06/25/26	07/07/26	185,074	185,196	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	2.50	06/25/26	09/14/26	453,326	453,515	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	06/25/26	09/14/26	77,644	77,688	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	06/25/26	09/14/26	865,555	866,045	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	06/25/26	09/14/26	98,741	98,798	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	507,210	507,514	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	50,955	50,985	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	187,200	187,312	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	201,240	201,361	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	69,274	69,315	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	104,945	105,008	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	230,978	231,116	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	518,269	518,584	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	349,416	349,632	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	132,225	132,307	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	72,144	72,188	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	06/25/26	09/14/26	88,529	88,585	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	06/25/26	09/14/26	285,643	285,821	Corporate Bonds	31 - 90 Days

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.80%	06/25/26	09/14/26	$ 249,900	$ 250,058	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.80	06/25/26	09/14/26	379,275	379,515	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/25/26	09/14/26	1,238,145	1,238,939	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/25/26	09/14/26	29,925	29,944	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/25/26	09/14/26	614,789	615,183	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/25/26	09/14/26	200,919	201,048	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.90	06/25/26	09/14/26	42,770	42,798	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	0.00 (b)	06/25/26	Open	466,556	466,860	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.74	06/26/26	07/24/26	234,000	234,122	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	204,688	204,794	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	269,728	269,868	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	157,383	157,464	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.75	06/26/26	07/24/26	148,000	148,077	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.80	06/26/26	07/24/26	480,043	480,297	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.80	06/26/26	07/24/26	2,826,562	2,828,054	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.85	06/26/26	07/24/26	2,256,775	2,257,982	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	4,137,640	4,139,881	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	618,084	618,418	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	1,985,275	1,986,350	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.50	06/26/26	07/24/26	105,569	105,620	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	902,500	902,969	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	3,740	3,742	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	2,152,372	2,153,491	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	839,520	839,956	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	563,976	564,269	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	5,264,815	5,267,550	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	832,755	833,188	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	133,961	134,031	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	1,039,084	1,039,624	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	746,790	747,178	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	06/26/26	07/24/26	297,745	297,902	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	06/26/26	07/24/26	340,200	340,380	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/26/26	07/24/26	262,330	262,470	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/26/26	07/24/26	286,371	286,524	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/26/26	07/24/26	439,652	439,888	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/26/26	07/24/26	703,235	703,611	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	740,037	740,438	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	1,334,092	1,334,814	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	1,169,707	1,170,341	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	868,575	869,045	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	243,210	243,342	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	184,756	184,856	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	1,244,312	1,244,986	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	456,657	456,905	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	719,055	719,444	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	458,880	459,129	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	532,334	532,622	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	390,080	390,291	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	644,400	644,749	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	548,240	548,537	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	398,074	398,289	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	344,144	344,330	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	40,223	40,245	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	277,169	277,319	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	213,818	213,933	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	399,417	399,633	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.70	06/26/26	09/14/26	448,010	448,240	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.79	06/29/26	07/07/26	198,338	198,379	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.83	06/29/26	07/07/26	241,764	241,815	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.85	06/29/26	07/07/26	199,144	199,186	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.85	06/29/26	07/07/26	483,270	483,373	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/29/26	07/07/26	327,187	327,258	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	3.88%	06/29/26	07/07/26	$ 221,250	$ 221,298	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/29/26	07/07/26	524,947	525,061	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/29/26	07/24/26	80,421	80,438	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/29/26	07/24/26	123,874	123,901	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/29/26	07/24/26	279,295	279,356	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/29/26	07/31/26	173,152	173,188	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.65	06/29/26	09/14/26	160,096	160,129	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/29/26	09/14/26	313,230	313,294	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/29/26	09/14/26	398,450	398,532	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	06/29/26	09/14/26	231,785	231,833	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/29/26	09/14/26	403,837	403,924	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/29/26	09/14/26	227,316	227,365	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/29/26	09/14/26	314,698	314,765	Corporate Bonds	31 - 90 Days
U.S. Bancorp Investments, Inc.	3.86 (b)	06/29/26	Open	912,274	912,469	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/29/26	Open	310,590	310,657	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/29/26	Open	242,393	242,444	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/29/26	Open	328,819	328,889	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/29/26	Open	258,193	258,248	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/29/26	Open	224,153	224,201	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/29/26	Open	340,626	340,699	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/29/26	Open	227,430	227,479	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/29/26	Open	309,600	309,667	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/29/26	Open	103,788	103,810	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/29/26	Open	158,620	158,654	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/29/26	Open	153,300	153,333	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/29/26	Open	417,382	417,473	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/29/26	Open	1,572,344	1,572,684	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	06/29/26	Open	362,476	362,555	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.85 (b)	06/29/26	Open	488,775	488,880	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.80 (b)	06/29/26	Open	166,520	166,555	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	06/29/26	Open	76,920	76,936	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	06/29/26	Open	90,960	90,979	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	06/29/26	Open	555,937	556,053	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	06/29/26	Open	98,050	98,070	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/29/26	Open	326,812	326,883	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/29/26	Open	551,656	551,775	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	129,096	129,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	230,293	230,343	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	85,305	85,324	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	127,069	127,096	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	227,205	227,255	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	150,082	150,115	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	136,159	136,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/29/26	Open	196,100	196,143	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74	06/30/26	07/07/26	1,455,667	1,455,819	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.74	06/30/26	07/07/26	964,781	964,881	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/30/26	07/24/26	584,215	584,278	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.95	06/30/26	07/24/26	761,683	761,767	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.65	06/30/26	09/14/26	352,639	352,674	Corporate Bonds	31 - 90 Days
U.S. Bancorp Investments, Inc.	3.86 (b)	06/30/26	Open	955,312	955,415	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/30/26	Open	471,641	471,692	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/30/26	Open	393,680	393,723	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	06/30/26	Open	217,253	217,276	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/30/26	Open	100,406	100,417	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/30/26	Open	4,003,785	4,004,222	Corporate Bonds	Open/Demand

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.93%(b)	06/30/26	Open	$ 1,747,837	$ 1,748,028	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/30/26	Open	1,042,860	1,042,974	Corporate Bonds	Open/Demand
				$ 280,453,972	$ 281,234,674

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	19	09/21/26	$ 2,133	$ 10,225
2-Year U.S. Treasury Note	1,644	09/30/26	338,805	(84,972)
5-Year U.S. Treasury Note	55	09/30/26	5,883	1,843
				(72,904)
Short Contracts
10-Year U.S. Treasury Note	273	09/21/26	29,962	(203,742)
10-Year U.S. Ultra Long Treasury Note	30	09/21/26	3,368	(41,648)
U.S. Long Bond	87	09/21/26	9,836	(153,223)
Ultra U.S. Treasury Bond	27	09/21/26	3,121	(48,310)
				(446,923)
				$ (519,827)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,455	EUR	102,573	BNP Paribas SA	07/16/26	$ 4,188
USD	124,563	EUR	105,200	BNP Paribas SA	07/16/26	4,294
USD	125,388	EUR	105,897	BNP Paribas SA	07/16/26	4,322
USD	191,094	EUR	161,384	BNP Paribas SA	07/16/26	6,592
USD	368,776	EUR	311,453	BNP Paribas SA	07/16/26	12,709
USD	116,105	EUR	99,659	Goldman Sachs International	07/16/26	2,170
USD	173,851	EUR	147,094	Wells Fargo Bank N.A.	07/16/26	5,686
USD	103,733	EUR	89,000	HSBC Bank PLC	09/16/26	1,719
USD	14,862,877	EUR	12,752,000	HSBC Bank PLC	09/16/26	246,356
USD	1,284,094	GBP	957,000	State Street Bank and Trust Co.	09/16/26	14,688
						302,724
EUR	1,378	USD	1,632	Wells Fargo Bank N.A.	07/16/26	(56)
EUR	2,078	USD	2,459	Wells Fargo Bank N.A.	07/16/26	(83)
						(139)
						$ 302,585
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V2	5.00%	Quarterly	06/20/31	B	USD	5,792	$ 475,414	$ 466,472	$ 8,942
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	$ 1,622	$ 1,381	$ 241
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	7	352	(376)	728
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	4	211	(202)	413
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	12	595	(568)	1,163
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	4	172	(168)	340
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	8	361	(406)	767
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	5	262	(277)	539
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	11	577	391	186
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	20	1,049	824	225
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	7	368	230	138
Worldline SA	5.00	Quarterly	BNP Paribas SA	06/20/28	BB	EUR	4	(155)	(231)	76
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	13	107	978	(871)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	33	5,151	4,228	923
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	7	1,089	791	298
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	20	2,511	1,754	757
								$ 14,272	$ 8,349	$ 5,923

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	3,000	$ 58,473	$ (27,051)	$ 85,524
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 466,472	$ —	$ 8,942	$ —
OTC Swaps	10,577	(29,279)	92,318	(871)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 12,068	$ —	$ 12,068
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	302,724	—	—	302,724

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	$ —	$ 8,942	$ —	$ —	$ —	$ —	$ 8,942
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	17,371	—	—	85,524	—	102,895
	$ —	$ 26,313	$ —	$ 302,724	$ 97,592	$ —	$ 426,629
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 531,895	$ —	$ 531,895
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	139	—	—	139
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	3,099	—	—	27,051	—	30,150
	$ —	$ 3,099	$ —	$ 139	$ 558,946	$ —	$ 562,184

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (3,391,963)	$ —	$ (3,391,963)
Forward foreign currency exchange contracts	—	—	—	311,239	—	—	311,239
Swaps	—	7,953	—	—	122,595	—	130,548
	$ —	$ 7,953	$ —	$ 311,239	$ (3,269,368)	$ —	$ (2,950,176)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (772,177)	$ —	$ (772,177)
Forward foreign currency exchange contracts	—	—	—	282,706	—	—	282,706
Swaps	—	49,361	—	—	(188,219)	—	(138,858)
	$ —	$ 49,361	$ —	$ 282,706	$ (960,396)	$ —	$ (628,329)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$375,634,954
Average notional value of contracts — short	47,351,672
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	17,421,625
Average amounts sold — in USD	2,853
Credit default swaps:
Average notional value — buy protection	4,090,000
Average notional value — sell protection	6,008,971
Total return swaps:
Average notional value	10,750,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 267,375	$ 256,003
Forward foreign currency exchange contracts	302,724	139
Swaps — centrally cleared	—	2,495
Swaps — OTC(a)	102,895	30,150
Total derivative assets and liabilities in the Statements of Assets and Liabilities	672,994	288,787
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(267,375)	(258,498)
Total derivative assets and liabilities subject to an MNA	$ 405,619	$ 30,289

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 728	$ (376)	$ —	$ —	$ 352
Barclays Bank PLC	1,576	(770)	—	—	806
BNP Paribas SA	37,332	(231)	—	—	37,101
Citibank N.A.	340	(168)	—	—	172
Deutsche Bank AG	1,089	—	—	—	1,089
Goldman Sachs International	2,170	—	—	—	2,170
HSBC Bank PLC	248,075	—	—	—	248,075
JPMorgan Chase Bank N.A.	5,882	(1,277)	—	—	4,605
Morgan Stanley & Co. International PLC	88,053	(27,328)	—	—	60,725
State Street Bank and Trust Co.	14,688	—	—	—	14,688
Wells Fargo Bank N.A.	5,686	(139)	—	—	5,547
	$ 405,619	$ (30,289)	$ —	$ —	$ 375,330

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 376	$ (376)	$ —	$ —	$ —
Barclays Bank PLC	770	(770)	—	—	—
BNP Paribas SA	231	(231)	—	—	—
Citibank N.A.	168	(168)	—	—	—
JPMorgan Chase Bank N.A.	1,277	(1,277)	—	—	—
Morgan Stanley & Co. International PLC	27,328	(27,328)	—	—	—
Wells Fargo Bank N.A.	139	(139)	—	—	—
	$ 30,289	$ (30,289)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 32,010,946	$ 970,200	$ 32,981,146
Common Stocks	—	471,109	377,806	848,915
Corporate Bonds
Advertising Agencies	—	6,229,672	—	6,229,672
Aerospace & Defense	—	11,825,690	—	11,825,690
Air Freight & Logistics	—	360,439	—	360,439
Automobile Components	—	4,946,633	—	4,946,633
Automobiles	—	5,217,754	—	5,217,754
Banks	—	433,929	—	433,929
Biotechnology	—	991,377	—	991,377
Building Materials	—	5,413,513	—	5,413,513
Building Products	—	4,578,265	—	4,578,265
Capital Markets	—	4,093,661	—	4,093,661
Chemicals	—	11,349,465	—	11,349,465
Commercial Services & Supplies	—	20,197,765	—	20,197,765
Construction & Engineering	—	2,246,023	—	2,246,023
Consumer Finance	2,809	6,549,342	—	6,552,151
Consumer Staples Distribution & Retail	—	3,216,197	—	3,216,197
Containers & Packaging	—	10,717,810	—	10,717,810
Distributors	—	1,405,716	—	1,405,716
Diversified REITs	—	2,905,982	—	2,905,982
Diversified Telecommunication Services	—	31,075,166	—	31,075,166
Electric Utilities	—	4,599,592	—	4,599,592
Electronic Equipment, Instruments & Components	—	670,988	—	670,988
Energy Equipment & Services	—	3,800,693	—	3,800,693
Entertainment	—	2,581,257	—	2,581,257
Environmental, Maintenance & Security Service	—	3,650,248	—	3,650,248
Financial Services	—	9,638,667	—	9,638,667
Food Products	—	5,246,587	—	5,246,587
Ground Transportation	—	2,001,497	—	2,001,497
Health Care Equipment & Supplies	—	2,930,510	—	2,930,510
Health Care Providers & Services	—	9,515,950	—	9,515,950
Health Care REITs	—	1,388,850	—	1,388,850
Hotel & Resort REITs	—	3,355,907	—	3,355,907
Hotels, Restaurants & Leisure	—	9,038,837	—	9,038,837
Household Durables	—	4,673,755	—	4,673,755
Household Products	—	—	—	—
Independent Power and Renewable Electricity Producers	—	9,511,767	—	9,511,767
Industrial Conglomerates	—	439,831	—	439,831
Insurance	—	20,328,365	—	20,328,365
Interactive Media & Services	—	6,965,980	—	6,965,980
Internet Software & Services	—	1,183,781	—	1,183,781
IT Services	—	3,330,933	420,480	3,751,413
Leisure Products	—	4,877,541	—	4,877,541
Machinery	—	3,048,851	—	3,048,851
Media	—	18,898,439	—	18,898,439
Metals & Mining	—	10,585,930	—	10,585,930
Mortgage Real Estate Investment Trusts (REITs)	—	983,739	—	983,739
Multi-Utilities	—	339,539	—	339,539
Oil, Gas & Consumable Fuels	—	37,334,409	—	37,334,409
Passenger Airlines	—	968,553	—	968,553
Personal Care Products	—	724,255	—	724,255
Pharmaceuticals	—	7,397,926	—	7,397,926
Real Estate Management & Development	—	3,046,937	—	3,046,937
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Retail REITs	$ —	$ 323,291	$ —	$ 323,291
Semiconductors & Semiconductor Equipment	—	1,068,675	—	1,068,675
Software	—	10,112,644	—	10,112,644
Specialty Retail	—	1,228,705	—	1,228,705
Technology Hardware, Storage & Peripherals	—	1,205,235	—	1,205,235
Textiles, Apparel & Luxury Goods	—	1,706,997	—	1,706,997
Tobacco	—	278,467	—	278,467
Transportation Infrastructure	—	364,047	58,565	422,612
Wireless Telecommunication Services	—	6,087,121	—	6,087,121
Fixed Rate Loan Interests	—	1,122,100	—	1,122,100
Floating Rate Loan Interests	—	300,002,901	6,003,797	306,006,698
Foreign Agency Obligations	—	6,938,020	—	6,938,020
Investment Companies
Equity Funds	27,459,600	74,779	—	27,534,379
Non-Agency Mortgage-Backed Securities	—	24,038,219	—	24,038,219
Preferred Securities
Capital Trusts	—	41,147,694	—	41,147,694
Preferred Stocks
Capital Markets	1,380,500	—	—	1,380,500
Financial Services	—	297,660	—	297,660
Ground Transportation	—	—	21,326	21,326
IT Services	—	76,392	—	76,392
U.S. Government Sponsored Agency Securities	—	13,417,047	—	13,417,047
Warrants	—	800	—	800
Short-Term Securities
Money Market Funds	6,173,706	—	—	6,173,706
Unfunded Floating Rate Loan Interests(a)	—	15,964	—	15,964
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,696)	(9,271)	(10,967)
	$35,016,615	$768,801,630	$7,842,903	$811,661,148
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 15,736	$ —	$ 15,736
Foreign Currency Exchange Contracts	—	302,724	—	302,724
Interest Rate Contracts	12,068	85,524	—	97,592
Liabilities
Credit Contracts	—	(871)	—	(871)
Foreign Currency Exchange Contracts	—	(139)	—	(139)
Interest Rate Contracts	(531,895)	—	—	(531,895)
	$(519,827)	$402,974	$—	$(116,853)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $281,234,674 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Assets
Opening balance, as of December 31, 2025	$ 957,950	$ 880,865	$ 1,138,592	$ —	$ 8,377,670	$ — (a)	$ 89,899
Transfers into Level 3(b)	—	—	—	—	296,042	—	18,660
Transfers out of Level 3(c)	—	(255,333)	(1,093,493)	—	(3,410,889)	—	(89,899)
Accrued discounts/premiums	(5,826)	—	3,230	—	1,315	—	—
Net realized gain (loss)	—	201,750	—	—	(50,786)	—	—

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Limited Duration Income Trust (BLW)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Net change in unrealized appreciation (depreciation)(d)(e)	$ 18,076	$ (404,435)	$ (182,091)	$ (1,511)	$ 16,368	$ —	$ 2,666
Purchases	—	716,068	612,807	1,511	4,030,110	—	—
Sales	—	(761,109)	—	—	(3,256,034)	—	—
Closing balance, as of June 30, 2026	$ 970,200	$ 377,806	$ 479,045	$ —	$ 6,003,796	$ — (a)	$ 21,326
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(e)	$ 18,076	$ (708,877)	$ (182,091)	$ (1,511)	$ (1,143)	$ — (a)	$ 2,666

	Unfunded Floating Rate Loan Interests	Total
Assets/Liabilities
Opening balance, as of December 31, 2025	$ 171	$ 11,445,147
Transfers into Level 3(b)	3,478	318,180
Transfers out of Level 3(c)	(171)	(4,849,785)
Accrued discounts/premiums	—	(1,281)
Net realized gain (loss)	—	150,964
Net change in unrealized appreciation (depreciation)(d)(e)	(12,748)	(563,675)
Purchases	—	5,360,496
Sales	—	(4,017,143)
Closing balance, as of June 30, 2026	$ (9,270)	$ 7,842,903
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(e)	$ (12,748)	$ (885,628)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AB Issuer LLC, Series 2026-1A, Class A2, 6.41%, 04/30/56(a)	USD	75	$ 75,361
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3- mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37(a)(b)		1,626	1,629,540
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 4.99%, 01/22/38		1,450	1,452,389
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.36%, 01/22/38		870	872,420
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.06%, 06/25/36(b)		3,429	2,269,022
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 6.98%, 07/16/37(a)(b)		550	542,133
Ballyrock CLO Ltd.(a)(b)
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.38%, 01/20/38		250	250,674
Series 2025-30A, Class C1, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/25/38		1,000	1,003,908
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. Term SOFR + 0.39%), 4.04%, 11/25/36(b)		318	315,626
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 4.86%, 10/25/30(a)(b)		146	145,576
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.75%, 07/18/34(a)(b)		2,500	2,500,273
Carlyle U.S. CLO Ltd., Series 2026-2A, Class D, (3- mo. CME Term SOFR + 3.15%), 6.81%, 04/20/39(a)(b)		600	604,662
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. Term SOFR + 0.23%), 3.88%, 10/25/36		2,345	1,993,661
Series 2006-FRE2, Class A5, (1 mo. Term SOFR + 0.19%), 3.84%, 03/25/35		4,831	4,107,031
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.70%, 04/20/32(a)(b)		744	743,812
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. Term SOFR + 0.43%), 4.08%, 10/25/36(b)		3,319	2,256,986
CIFC Funding Ltd.(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/18/38		1,160	1,161,543
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 01/18/38		1,450	1,455,009
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.01%, 01/22/38		500	495,634
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		283	162,373
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(a)		363	355,186
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		171	171,463
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(a)		750	748,789
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.04%, 06/25/37(b)		386	360,336
Security		Par (000)	Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 3.88%, 01/15/37(b)	USD	234	$ 227,249
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)		506	500,591
Dryden CLO Ltd., Series 2018-61A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.04%, 01/17/32(a)(b)		595	595,424
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/31(a)(b)		15	14,836
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		3,800	3,755,504
Firstlight Issuer LLC, Series 2026-1A, Class A2, 06/20/56(a)(c)		238	239,013
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.08%, 05/25/36		3,644	2,384,241
Series 2006-D, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.06%, 11/25/36		5,667	1,948,957
GoodLeap Home Improvement Solutions Trust(a)
Series 2025-1A, Class B, 6.27%, 02/20/49		162	163,135
Series 2025-3A, Class A, 5.00%, 10/20/49		106	104,605
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(a)		77	77,428
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. Term SOFR + 0.45%), 4.10%, 04/25/37(b)		2,786	1,957,982
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.08%, 08/25/36(b)		4,508	1,782,605
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		183	184,148
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.18%, 04/18/37(a)(b)		1,450	1,453,502
Madison Park Funding XXX Ltd., Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/16/37(a)(b)		300	300,090
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)		875	876,150
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(a)		470	478,593
Mastr Asset Backed Securities Trust, Series 2006-HE2, Class A3, (1 mo. Term SOFR + 0.41%), 4.06%, 06/25/36(b)		6,395	2,040,760
Mtp Abs Funding LLC, Series 2026-1A, Class B, 5.88%, 04/25/56(a)		325	325,539
Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, 07/15/55(a)		571	572,047
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		87	86,240
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55(a)		192	187,522
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.18%, 01/20/37(a)(b)		250	249,825
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37		590	591,000

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b) (continued)
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38	USD	1,000	$ 1,001,505
Octagon Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 03/20/38(a)(b)		1,000	1,001,631
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/15/38(a)(b)		810	812,896
Park Blue CLO Ltd.(a)(b)
Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.90%, 10/20/38		1,000	1,000,589
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 5.68%, 10/20/38		500	501,730
Perimeter Master Note Business Trust, Series 2026- 1A, Class A, 6.01%, 01/15/32(a)		535	534,934
Pikes Peak CLO, Series 2020-6A, Class DRR, (3-mo. CME Term SOFR + 2.50%), 6.15%, 05/18/34(a)(b)		250	248,674
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(a)		227	225,818
QTS Issuer ABS II LLC(a)
Series 2026-1A, Class A2, 5.36%, 01/05/56		148	146,170
Series 2026-1A, Class B, 6.73%, 01/05/56		229	229,226
Series 2026-5A, Class A2, 6.18%, 03/06/56		133	134,434
Series 2026-6A, Class A21, 07/05/56(c)		157	156,998
Series 2026-6A, Class A22, 07/05/56(c)		103	102,998
Series 2026-6A, Class A23, 07/05/56(c)		173	172,999
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/25/38(a)(b)		1,700	1,704,600
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		850	849,886
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(a)(d)		1,110	1,098,900
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,388	1,259,240
Republic Finance Issuance Trust, Series 2025-A, Class A, 4.59%, 11/20/34(a)		1,015	1,005,600
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 01/15/38(a)(b)		1,914	1,917,429
RR Ltd., Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/37(a)(b)		1,000	1,002,769
Sagard-Halseypoint CLO Ltd., Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/38(a)(b)		1,000	1,002,007
Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56(a)		368	369,207
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(a)		138	139,732
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(a)		51	49,195
Sofi Consumer Loan Program Trust(a)
Series 2026-B, Class A, 4.40%, 02/25/36		133	132,941
Series 2026-B, Class B, 4.90%, 02/25/36		166	165,249
Series 2026-B, Class C, 5.20%, 02/25/36		166	165,740
Series 2026-B, Class D, 5.56%, 02/25/36		166	164,783
SoFi Personal Loan Trust(a)
Series 2023-1A, Class A, 6.00%, 11/12/30		51	50,903
Series 2024-1, Class R1, 0.00%, 02/12/31		10	219,287
Series 2024-1A, Class A, 6.06%, 02/12/31		71	70,509
Security		Par (000)	Value
Asset-Backed Securities (continued)
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(a)	USD	291	$ 291,756
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 6.82%, 07/25/37(a)(b)		250	250,817
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/46(a)		816	805,581
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4, Class A, 5.50%, 08/16/32		121	120,761
Series 2025-ST7, Class A, 4.55%, 11/15/32		208	208,053
Series 2025-ST7, Class B, 4.98%, 11/15/32		185	184,557
Series 2025-ST8, Class D, 5.91%, 12/15/33		150	149,007
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		228	225,953
VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, 03/15/56(a)		977	982,255
Vista Point Securitization Trust, Series 2024-CES1, Class A2, 6.84%, 05/25/54(a)		735	740,847
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1 mo. Term SOFR + 0.35%), 4.00%, 05/25/37(b)		4,714	4,260,171
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.04%, 01/20/38(a)(b)		250	250,437
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.54%, 01/20/35(a)(b)		275	275,474
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(a)		725	682,483
Total Asset-Backed Securities — 9.7% (Cost: $80,646,180)			73,837,124

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(d)(e)	485	7,275
Financial Services — 0.0%
Labels Buyer LLC(e)	156	14,326
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(d)(e)	3,969	—
Machinery — 0.0%
United Site Services, Inc.(d)(e)	5,689	56,890
Real Estate Management & Development — 0.0%
ADLER Group SA(d)(e)	33,367	—
Total Common Stocks — 0.0% (Cost: $67,844)		78,491

		Par (000)
Corporate Bonds
Advertising Agencies — 1.5%
Clear Channel Outdoor Holdings, Inc.(a)
7.75%, 04/15/28	USD	156	156,251
7.88%, 04/01/30(f)		1,088	1,133,345
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Advertising Agencies (continued)
Clear Channel Outdoor Holdings, Inc.(a) (continued)
7.13%, 02/15/31	USD	1,130	$ 1,170,109
7.50%, 03/15/33(f)		2,571	2,707,057
Lamar Media Corp.
3.75%, 02/15/28		466	457,252
4.88%, 01/15/29		579	574,307
4.00%, 02/15/30		53	50,662
Neptune Bidco U.S., Inc.(a)
10.38%, 05/15/31		1,029	1,066,471
9.50%, 02/15/33(f)		2,766	2,796,584
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
4.25%, 01/15/29		326	317,431
7.38%, 02/15/31		367	381,649
Stagwell Global LLC, 5.63%, 08/15/29(a)		629	606,683
			11,417,801
Aerospace & Defense — 2.0%
ATI, Inc.
4.88%, 10/01/29		707	699,251
7.25%, 08/15/30		544	564,821
5.13%, 10/01/31		350	346,429
Bombardier, Inc.(a)
8.75%, 11/15/30		529	559,182
7.25%, 07/01/31		100	104,632
7.00%, 06/01/32		192	198,896
6.75%, 06/15/33		859	889,178
Lockheed Martin Corp., 5.70%, 11/15/54(f)		451	453,437
Moog, Inc., 5.50%, 10/15/34(a)		685	674,569
Northrop Grumman Corp., 4.75%, 06/01/43(f)		680	619,712
RTX Corp., 4.35%, 04/15/47(f)		700	584,587
TransDigm, Inc.
6.75%, 08/15/28(a)(f)		2,958	2,987,459
4.63%, 01/15/29		249	245,036
4.88%, 05/01/29		37	36,457
6.88%, 12/15/30(a)		1,096	1,126,359
7.13%, 12/01/31(a)		585	605,745
6.63%, 03/01/32(a)		1,591	1,631,763
6.38%, 05/31/33(a)(f)		2,236	2,257,260
6.75%, 01/31/34(a)		191	195,910
6.13%, 07/31/34(a)		247	246,682
			15,027,365
Automobile Components — 2.1%
Adient Global Holdings Ltd.(a)
7.00%, 04/15/28		859	872,944
7.50%, 02/15/33		324	334,229
American Axle & Manufacturing, Inc.(a)
6.38%, 10/15/32		102	101,641
7.75%, 10/15/33(f)		1,557	1,538,109
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		280	249,461
Clarios Global LP/Clarios U.S. Finance Co.(a)
6.75%, 05/15/28		395	400,783
6.75%, 02/15/30		488	502,850
6.75%, 09/15/32		352	359,492
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)		1,563	1,575,270
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)
6.13%, 04/15/31		934	933,959
6.38%, 04/15/34		340	339,320
Forvia SE, 6.75%, 09/15/33(a)		832	831,612
Goodyear Tire & Rubber Co.
5.25%, 04/30/31		755	681,313
5.25%, 07/15/31		1,492	1,327,989
Security		Par (000)	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co. (continued)
5.63%, 04/30/33	USD	727	$ 633,383
Qnity Electronics, Inc.(a)
5.75%, 08/15/32		97	97,517
6.25%, 08/15/33		485	493,456
Tenneco, Inc., 8.00%, 11/17/28(a)		1,414	1,422,843
ZF North America Capital, Inc.(a)
6.75%, 04/23/30(f)		1,958	1,941,603
7.50%, 03/24/31		871	876,874
6.88%, 04/23/32		272	267,595
			15,782,243
Automobiles — 2.4%
Allison Transmission, Inc.(a)
4.75%, 10/01/27		204	203,491
5.88%, 06/01/29		109	109,833
3.75%, 01/30/31		304	284,298
Asbury Automotive Group, Inc.
4.50%, 03/01/28		122	120,769
4.63%, 11/15/29(a)		416	405,075
4.75%, 03/01/30		155	150,696
5.00%, 02/15/32(a)		408	390,244
Carvana Co.(a)(g)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		545	563,714
(9.00% PIK), 9.00%, 06/01/31		2,521	2,781,703
General Motors Co., 6.25%, 10/02/43(f)		1,300	1,307,170
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)		702	683,525
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)		1,004	995,100
LCM Investments Holdings II LLC(a)
4.88%, 05/01/29		435	423,527
8.25%, 08/01/31		987	1,028,388
Lithia Motors, Inc.(a)
4.63%, 12/15/27		524	521,502
3.88%, 06/01/29		293	280,647
5.50%, 10/01/30		460	454,322
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)(f)		1,802	1,771,403
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30(f)		2,800	2,885,888
7.75%, 07/17/32		929	962,867
8.13%, 07/17/35		1,289	1,365,013
Sonic Automotive, Inc., 4.63%, 11/15/29(a)		230	225,115
			17,914,290
Banks — 0.0%
Banco Nacional de Mexico SA, (5-year CMT + 2.68%), 6.70%, 08/07/36(a)(b)		227	224,049
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)		408	398,258
Biotechnology — 0.2%
Amgen, Inc., 4.95%, 10/01/41		250	232,897
Genmab AS/Genmab Finance LLC(a)
6.25%, 12/15/32		219	223,177
7.25%, 12/15/33		1,203	1,254,246
			1,710,320
Building Materials(a) — 1.5%
Builders FirstSource, Inc.
5.00%, 03/01/30		893	875,409
6.38%, 03/01/34(f)		1,034	1,045,276
6.75%, 05/15/35		388	395,594

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(f)	USD	1,376	$ 1,406,732
6.75%, 07/15/31		215	222,535
Quikrete Holdings, Inc.
6.38%, 03/01/32		1,844	1,883,050
6.75%, 03/01/33		1,331	1,356,792
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28		292	292,601
8.88%, 11/15/31		700	738,119
Standard Building Solutions, Inc.
6.50%, 08/15/32		776	780,690
6.25%, 08/01/33(f)		1,509	1,498,502
Standard Industries, Inc.
4.75%, 01/15/28		527	523,271
4.38%, 07/15/30		661	627,785
			11,646,356
Building Products(a) — 0.3%
QXO Building Products, Inc.
6.50%, 07/15/31		608	619,656
6.75%, 04/30/32		1,259	1,300,017
			1,919,673
Capital Markets — 1.5%
Apollo Debt Solutions BDC
5.88%, 08/30/30		220	217,691
6.70%, 07/29/31		110	112,129
6.55%, 03/15/32		180	181,542
Ares Strategic Income Fund, 5.80%, 09/09/30		300	295,541
Blue Owl Capital Corp., 6.20%, 07/15/30		348	346,760
Focus Financial Partners LLC, 6.75%, 09/15/31(a)		860	865,347
FS KKR Capital Corp.
2.63%, 01/15/27		203	199,254
7.88%, 01/15/29		246	252,611
6.88%, 08/15/29		932	933,798
6.13%, 01/15/30		877	854,640
6.13%, 01/15/31(f)		574	551,826
Gaci First Investment Co., 5.25%, 05/14/33(h)		666	664,668
Jane Street Group/JSG Finance, Inc.(a)
4.50%, 11/15/29		668	651,092
7.13%, 04/30/31(f)		2,334	2,413,253
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		200	191,218
Osaic Holdings, Inc., 6.75%, 08/01/32(a)		1,210	1,212,069
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	357,316
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)		720	740,428
StoneX Group, Inc., 7.88%, 03/01/31(a)		291	305,543
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(h)		200	208,664
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(a)(g)(i)		162	143,605
			11,698,995
Chemicals — 3.0%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(a)(g)		445	354,816
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)		517	537,043
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)		378	376,881
Celanese U.S. Holdings LLC
7.35%, 11/15/28(f)		3,484	3,628,412
7.00%, 02/15/31		338	347,888
7.38%, 07/15/32(f)		573	602,662
7.38%, 02/15/34		349	360,564
Security		Par (000)	Value
Chemicals (continued)
Chemours Co.(a)
5.75%, 11/15/28	USD	1,164	$ 1,163,059
7.88%, 03/15/34		667	670,252
Equate Petrochemical Co. KSCC, 4.25%, 11/03/26(h)		200	199,148
FMC Corp., 6.38%, 05/18/53		2,043	1,606,073
Huntsman International LLC
4.50%, 05/01/29		352	343,771
2.95%, 06/15/31		999	897,938
INEOS Finance PLC, 7.50%, 04/15/29(a)		1,801	1,750,996
Methanex Corp., 5.13%, 10/15/27		1,393	1,391,617
NOVA Chemicals Corp.(a)
5.25%, 06/01/27		924	924,717
7.00%, 12/01/31		515	541,163
OCP SA
5.13%, 06/23/51(h)		200	161,250
7.50%, 05/02/54(a)		400	433,580
Olin Corp.
5.63%, 08/01/29		184	182,645
5.00%, 02/01/30		702	680,536
6.63%, 04/01/33(a)		14	13,824
Olympus Water U.S. Holding Corp.(a)
7.25%, 06/15/31		905	916,381
6.75%, 08/01/32		1,093	1,067,947
7.25%, 02/15/33(f)		1,328	1,313,349
Orbia Advance Corp. SAB de CV, 6.75%, 09/19/42(a)		209	184,547
Sasol Financing USA LLC, 8.75%, 04/10/33(a)		223	230,944
Sherwin-Williams Co., 3.80%, 08/15/49		310	233,734
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)		717	703,032
WR Grace Holdings LLC(a)
7.38%, 03/01/31		40	40,166
6.63%, 08/15/32		210	203,674
7.00%, 08/01/33		1,117	1,087,687
			23,150,296
Commercial Services & Supplies — 4.3%
ADT Security Corp.(a)
4.13%, 08/01/29		526	504,323
5.88%, 10/15/33(f)		900	884,131
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)		200	207,085
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(f)
6.00%, 06/01/29		1,105	1,100,134
6.88%, 06/15/30		1,708	1,755,136
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)		1,347	1,323,724
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
8.00%, 02/15/31		1,288	1,300,674
8.38%, 06/15/32		801	806,298
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(h)	EUR	134	144,705
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD	799	802,697
Bidvest Group UK PLC, 6.20%, 09/17/32(a)		200	201,000
Brink’s Co.(a)
6.50%, 06/15/29(f)		964	983,295
6.75%, 06/15/32		67	68,466
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)		633	608,749
Deluxe Corp., 8.13%, 09/15/29(a)		286	296,084
EquipmentShare.com, Inc.(a)
9.00%, 05/15/28		564	575,344
8.63%, 05/15/32		1,205	1,253,483
8.00%, 03/15/33		144	147,418
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
EquipmentShare.com, Inc.(a) (continued)
07/01/34(c)	USD	547	$ 537,449
FTAI Aviation Investors LLC(a)
5.50%, 05/01/28		552	550,674
7.88%, 12/01/30		1,159	1,210,987
7.00%, 05/01/31(f)		2,015	2,087,032
Garda World Security Corp.(a)
7.75%, 02/15/28		474	482,360
8.25%, 08/01/32		380	388,864
8.38%, 11/15/32(f)		1,993	2,038,947
GEO Group, Inc., 8.63%, 04/15/29		950	989,685
Herc Holdings, Inc.(a)
7.00%, 06/15/30(f)		1,893	1,960,329
7.25%, 06/15/33		674	702,683
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)		634	621,068
Service Corp. International
4.63%, 12/15/27		640	636,712
5.13%, 06/01/29		530	525,809
3.38%, 08/15/30		154	142,853
5.75%, 10/15/32		379	380,525
United Rentals North America, Inc.
4.88%, 01/15/28(f)		3,200	3,189,485
4.00%, 07/15/30		452	432,081
6.13%, 03/15/34(a)		111	113,795
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)		1,145	1,184,309
Williams Scotsman, Inc.(a)
6.63%, 06/15/29		147	150,078
6.63%, 04/15/30		999	1,029,167
			32,317,638
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29(a)		114	112,129
IHS Holding Ltd., 6.25%, 11/29/28(a)		200	199,188
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(h)		400	412,125
			723,442
Consumer Finance — 1.0%
Block, Inc.
5.63%, 08/15/30(a)		982	984,456
6.50%, 05/15/32(f)		1,042	1,063,794
6.00%, 08/15/33(a)		598	602,129
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(f)		4,030	2,919,917
Kaspi.KZ JSC, 5.90%, 04/28/31(a)		402	401,557
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(f)		556	557,063
Synchrony Financial, 7.25%, 02/02/33		735	766,173
			7,295,089
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
6.50%, 02/15/28		779	785,335
3.50%, 03/15/29		628	596,593
4.88%, 02/15/30(f)		1,571	1,520,026
5.50%, 03/31/31		66	64,488
5.63%, 03/31/32(f)		683	660,329
5.75%, 03/31/34		384	365,701
Cencosud SA(a)
5.95%, 05/28/31		213	220,178
5.75%, 04/15/36		200	200,150
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(a)
9.00%, 02/15/29		464	485,739
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(a) (continued)
7.13%, 04/30/33	USD	100	$ 101,865
Performance Food Group, Inc.(a)
4.25%, 08/01/29		928	900,778
6.13%, 09/15/32		286	289,498
Pilgrim’s Pride Corp.
3.50%, 03/01/32		120	109,395
6.25%, 07/01/33		453	472,956
6.88%, 05/15/34		393	424,630
U.S. Foods, Inc.(a)
6.88%, 09/15/28		186	190,058
4.75%, 02/15/29(f)		1,567	1,546,692
			8,934,411
Containers & Packaging — 2.6%
Ardagh Group SA(a)
9.50%, 12/01/30		392	419,006
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(g)		1,457	1,391,722
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(f)		1,360	1,292,772
Ball Corp.
6.00%, 06/15/29		869	882,989
2.88%, 08/15/30		486	443,470
5.50%, 09/15/33		234	235,447
Clydesdale Acquisition Holdings, Inc.(a)
6.63%, 04/15/29		375	374,530
8.75%, 04/15/30(f)		2,970	2,929,632
Crown Americas LLC, 5.25%, 04/01/30		368	369,002
Graphic Packaging International LLC(a)
3.50%, 03/15/28		632	613,034
3.75%, 02/01/30		28	26,315
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	209,020
Magnera Corp.(a)
4.75%, 11/15/29		135	126,023
7.25%, 11/15/31(f)		1,527	1,490,734
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(a)(f)		3,760	3,699,096
Multi-Color Corp., (7.50% Cash or 1.00% PIK), 8.50%, 05/11/33(a)(g)		775	679,886
OI European Group BV, 4.75%, 02/15/30(a)		336	319,168
Owens-Brockway Glass Container, Inc.(a)
7.25%, 05/15/31		262	258,919
9.50%, 06/01/33		1,090	1,116,563
Sword Purchaser LLC, 10.50%, 04/15/34(a)(f)		1,902	1,989,878
Trivium Packaging Finance BV(a)
8.25%, 07/15/30		180	190,191
12.25%, 01/15/31		400	442,135
			19,499,532
Distributors(a) — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		178	174,932
3.88%, 11/15/29		270	257,329
RB Global Holdings, Inc.
6.75%, 03/15/28		387	392,178
7.75%, 03/15/31		237	245,716
			1,070,155
Diversified REITs — 1.0%
American Tower Corp., 2.30%, 09/15/31(f)		1,000	882,271
Digital Realty Trust LP, 1.88%, 11/15/29(a)(i)		109	116,794
Iron Mountain, Inc.(a)
4.88%, 09/15/27		124	123,778

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.(a) (continued)
5.25%, 03/15/28(f)	USD	3,100	$ 3,095,929
4.88%, 09/15/29		156	153,080
5.25%, 07/15/30		1,360	1,339,677
Millrose Properties, Inc.(a)
6.38%, 08/01/30		628	636,509
6.25%, 09/15/32		628	633,465
SBA Communications Corp., 3.13%, 02/01/29(f)		649	620,982
			7,602,485
Diversified Telecommunication Services — 4.5%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)		1,279	1,283,595
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)		387	386,207
APLD ComputeCo LLC, 9.25%, 12/15/30(a)		1,362	1,469,304
AT&T, Inc., 4.35%, 06/15/45(f)		1,800	1,445,698
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(f)		894	905,457
Cipher Compute LLC, 7.13%, 11/15/30(a)(f)		591	614,358
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(f)		764	803,914
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)		1,196	1,212,811
Corning, Inc., 4.38%, 11/15/57(f)		915	732,606
EchoStar Corp.(f)
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(g)		2,955	3,003,959
10.75%, 11/30/29		1,279	1,382,345
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)		946	952,392
Fibercop SpA(a)
6.00%, 09/30/34		793	765,810
7.20%, 07/18/36(f)		558	572,201
Level 3 Financing, Inc.(a)
6.88%, 06/30/33(f)		2,094	2,151,547
7.00%, 03/31/34		200	206,228
8.50%, 01/15/36(f)		1,373	1,474,519
7.50%, 02/15/37		826	847,789
Liquid Telecommunications Financing PLC, 10.75%, 04/14/31(a)		200	206,646
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)(f)		2,040	2,044,570
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)		358	357,483
Sable International Finance Ltd., 7.13%, 10/15/32(a)		600	595,512
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)(f)		2,312	2,278,669
Telecommunications Co. Telekom Srbija AD Belgrade, 7.25%, 05/18/31(a)		489	487,778
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(a)		200	198,684
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)		487	485,434
Uniti Services LLC, 7.50%, 10/15/33(a)		335	352,546
Verizon Communications, Inc.(f)
5.75%, 11/30/45		1,590	1,545,514
3.00%, 11/20/60		1,250	714,157
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(f)		3,337	3,519,050
WULF Compute LLC, 7.75%, 10/15/30(a)(f)		912	957,917
Zayo Group Holdings, Inc., (5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(a)(f)(g)		430	428,712
			34,383,412
Electric Utilities — 2.5%
AES Andes SA, 6.30%, 03/15/29(a)		200	204,176
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(h)		206	195,130
Alpha Generation LLC(a)
6.75%, 10/15/32(f)		607	618,171
6.25%, 01/15/34		237	233,204
Security		Par (000)	Value
Electric Utilities (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	USD	430	$ 431,062
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,312,368
FirstEnergy Corp., Series C, 3.40%, 03/01/50(f)		3,410	2,321,213
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(a)		200	199,298
Minejesa Capital BV, 5.63%, 08/10/37(a)		200	190,500
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(h)		119	117,362
MVM Energetika Zrt, 7.50%, 06/09/28(h)		200	208,288
Pacific Gas and Electric Co.(f)
4.95%, 07/01/50		910	759,761
6.75%, 01/15/53		1,050	1,102,427
PG&E Corp.
5.00%, 07/01/28		453	450,504
5.25%, 07/01/30(f)		1,802	1,774,504
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)		200	198,282
Talen Energy Supply LLC, 6.25%, 02/01/34(a)		669	664,934
Virginia Electric and Power Co., 6.35%, 11/30/37(f)		750	809,588
Vistra Operations Co. LLC(a)
5.00%, 07/31/27		1,016	1,015,284
7.75%, 10/15/31		480	502,214
6.88%, 04/15/32		591	612,095
5.35%, 01/31/36(f)		2,000	1,959,998
VoltaGrid LLC, 7.38%, 11/01/30(a)(f)		1,274	1,322,630
XPLR Infrastructure Operating Partners LP(a)(f)
8.38%, 01/15/31		1,128	1,203,012
8.63%, 03/15/33		876	939,390
			19,345,395
Electronic Equipment, Instruments & Components(a) — 0.8%
Energizer Holdings, Inc., 6.00%, 09/15/33		1,006	967,929
Ingram Micro, Inc., 4.75%, 05/15/29		950	933,003
Sensata Technologies, Inc., 4.38%, 02/15/30		1,069	1,039,734
WESCO Distribution, Inc.
6.38%, 03/15/29		461	469,224
5.25%, 04/15/31		725	717,560
6.63%, 03/15/32		1,183	1,219,035
6.38%, 03/15/33		353	362,177
			5,708,662
Energy Equipment & Services(a) — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32		285	290,668
Kodiak Gas Services LLC
5.88%, 04/01/31		449	450,151
6.50%, 10/01/33		447	453,103
Oceanica Lux, 11.25%, 05/08/31		432	436,445
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29		348	356,470
WBI Operating LLC
6.25%, 10/15/30		988	993,493
6.50%, 10/15/33		251	252,574
			3,232,904
Entertainment(a) — 1.2%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33		372	364,645
Churchill Downs, Inc.
4.75%, 01/15/28		374	370,362
5.75%, 04/01/30		1,003	1,002,051
6.75%, 05/01/31		676	687,825
Cinemark USA, Inc., 7.00%, 08/01/32		343	353,858
Live Nation Entertainment, Inc.
6.50%, 05/15/27		255	254,969
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc. (continued)
4.75%, 10/15/27(f)	USD	218	$ 217,522
Penn Entertainment, Inc., 6.75%, 04/01/31		1,044	1,049,433
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		1,873	1,600,796
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(f)		2,882	2,967,527
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30		23	21,936
Vail Resorts, Inc., 5.63%, 07/15/30		399	398,502
			9,289,426
Environmental, Maintenance & Security Service(a) — 0.5%
Clean Harbors, Inc., 6.38%, 02/01/31		234	237,305
GFL Environmental, Inc.
4.00%, 08/01/28		443	432,527
4.75%, 06/15/29		202	198,787
4.38%, 08/15/29		519	504,496
6.75%, 01/15/31		617	634,756
Madison IAQ LLC, 4.13%, 06/30/28		220	216,428
Reworld Holding Corp., 4.88%, 12/01/29		468	446,365
Waste Pro USA, Inc., 7.00%, 02/01/33(f)		243	248,660
Wrangler Holdco Corp., 6.63%, 04/01/32		580	594,537
			3,513,861
Financial Services — 5.1%
Ally Financial, Inc.
6.70%, 02/14/33		62	63,819
(5-year CMT + 2.45%), 6.65%, 01/17/40(b)(f)		685	677,602
Azorra Finance Ltd.(a)
7.75%, 04/15/30		760	789,194
6.25%, 02/15/34		574	556,579
Citigroup, Inc., (1-day SOFR + 1.49%), 5.17%, 09/11/36(b)(f)		2,000	1,988,855
Credit Acceptance Corp., 9.25%, 12/15/28(a)		874	910,164
CrossCountry Intermediate HoldCo LLC(a)
6.50%, 10/01/30		620	611,092
6.75%, 12/01/32		948	915,269
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(b)(f)		815	839,484
Freedom Mortgage Holdings LLC(a)
6.88%, 05/01/31		937	909,323
9.13%, 05/15/31(f)		1,028	1,062,849
8.38%, 04/01/32		136	138,338
7.88%, 04/01/33		1,659	1,617,890
GGAM Finance Ltd.(a)
8.00%, 06/15/28		441	456,286
6.88%, 04/15/29		341	348,435
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)		469	476,532
Goldman Sachs Group, Inc., (1-day SOFR + 1.19%), 5.07%, 01/21/37(b)(f)		2,000	1,952,702
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)
5.00%, 08/15/28		357	344,707
6.63%, 10/15/31		467	459,701
JPMorgan Chase & Co.(b)(f)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,020,313
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29		2,250	2,212,760
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(b)(f)		3,000	3,064,529
PennyMac Financial Services, Inc.(a)
4.25%, 02/15/29		133	126,982
7.88%, 12/15/29(f)		717	745,622
7.13%, 11/15/30		184	186,462
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc.(a) (continued)
5.75%, 09/15/31	USD	948	$ 899,258
6.88%, 05/15/32		799	781,931
6.88%, 02/15/33		100	97,498
6.75%, 02/15/34		934	896,563
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)		990	1,022,680
Rocket Cos., Inc.(a)
6.50%, 08/01/29		294	300,084
6.13%, 08/01/30		935	951,056
7.13%, 02/01/32(f)		1,749	1,815,341
6.38%, 08/01/33		637	647,806
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)
3.63%, 03/01/29		100	96,190
3.88%, 03/01/31		447	418,285
Stena International SA, 7.63%, 02/15/31(a)		613	633,623
UBS AG, 5.00%, 07/09/27(f)		900	906,795
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27		778	770,431
5.50%, 04/15/29		1,524	1,415,724
UWM Holdings LLC(a)
6.63%, 02/01/30		1,113	1,037,077
6.25%, 03/15/31(f)		1,439	1,282,470
			38,448,301
Food Products — 1.4%
Aramark Services, Inc., 5.00%, 02/01/28(a)		994	992,008
Chobani LLC/Chobani Finance Corp., Inc.(a)
4.63%, 11/15/28		100	99,029
7.63%, 07/01/29		1,127	1,162,135
Darling Ingredients, Inc.(a)
5.25%, 04/15/27		703	702,468
6.00%, 06/15/30(f)		294	295,927
Fiesta Purchaser, Inc., 9.63%, 09/15/32(a)		1,673	1,638,790
J&F Luxembourg Finance SARL
8.50%, 12/01/32(a)		200	199,750
8.50%, 12/01/32(h)		200	199,750
Lamb Weston Holdings, Inc., 4.13%, 01/31/30(a)		927	888,921
MHP Lux SA, 10.50%, 07/28/29(a)		400	416,000
Minerva Luxembourg SA, 7.50%, 04/22/36(a)		400	381,500
Post Holdings, Inc.(a)
4.63%, 04/15/30		636	614,414
4.50%, 09/15/31		727	682,009
6.25%, 02/15/32		479	486,214
6.38%, 03/01/33		417	413,818
6.25%, 10/15/34		1,455	1,429,616
6.50%, 03/15/36		271	267,923
			10,870,272
Ground Transportation — 0.2%
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(f)		1,457	1,486,326
Union Pacific Corp., 3.20%, 05/20/41		275	214,298
XPO, Inc., 7.13%, 06/01/31(a)		116	119,953
			1,820,577
Health Care Equipment & Supplies(a) — 0.7%
Avantor Funding, Inc.
4.63%, 07/15/28(f)		1,046	1,035,020
3.88%, 11/01/29		153	146,067
Bausch & Lomb Corp., 8.38%, 10/01/28(f)		1,952	2,005,680
Medline Borrower LP, 5.25%, 10/01/29		1,170	1,162,850

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29	USD	543	$ 554,184
Teleflex, Inc., 5.88%, 01/15/32		324	326,448
			5,230,249
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(a)		173	172,204
Centene Corp., 3.00%, 10/15/30		117	105,890
Charles River Laboratories International, Inc.(a)
4.25%, 05/01/28		551	540,655
4.00%, 03/15/31		900	844,251
CHS/Community Health Systems, Inc.(a)
6.00%, 01/15/29		546	540,540
5.25%, 05/15/30(f)		1,435	1,354,109
10.88%, 01/15/32		582	626,780
9.75%, 01/15/34(f)		2,511	2,621,687
Concentra Health Services, Inc., 6.88%, 07/15/32(a)		551	570,360
DaVita, Inc.(a)
4.63%, 06/01/30(f)		2,857	2,767,739
6.88%, 09/01/32		725	747,709
Encompass Health Corp.
4.63%, 04/01/31		370	357,241
5.88%, 06/01/34(a)		160	159,668
Ephios Subco 3 SARL, 7.88%, 01/31/31(h)	EUR	100	120,482
Global Medical Response, Inc., 7.38%, 10/01/32(a)	USD	1,152	1,193,766
HCA, Inc., 5.70%, 11/15/55(f)		1,200	1,143,338
IQVIA, Inc.(a)
5.00%, 05/15/27(f)		1,327	1,326,274
6.25%, 06/01/32		91	92,518
LifePoint Health, Inc.(a)
9.88%, 08/15/30		293	308,722
8.38%, 02/15/32		2,186	2,275,302
7.00%, 05/01/34		714	684,342
Molina Healthcare, Inc.(a)
4.38%, 06/15/28		572	562,013
3.88%, 11/15/30		631	588,438
6.50%, 02/15/31		597	607,325
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	559,798
Tenet Healthcare Corp.
4.63%, 06/15/28		1,713	1,698,459
4.25%, 06/01/29		536	520,930
4.38%, 01/15/30(f)		1,843	1,786,077
6.13%, 06/15/30		1,192	1,200,735
6.75%, 05/15/31		1,004	1,028,504
UnitedHealth Group, Inc., 3.95%, 10/15/42(f)		750	619,204
			27,725,060
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)		814	813,589
RHP Hotel Properties LP/RHP Finance Corp.(a)
6.50%, 04/01/32		633	647,729
5.75%, 03/15/34		627	621,183
Service Properties Trust
0.00%, 09/30/28(a)(j)		765	709,317
4.95%, 10/01/29		925	871,387
4.38%, 02/15/30		1,116	1,007,147
8.63%, 11/15/31(a)(f)		132	139,056
8.88%, 06/15/32		179	184,291
			4,993,699
Hotels, Restaurants & Leisure — 4.4%
Bigsky Co. Ltd., Class A2, (5.75% PIK), 10/20/35(c)(d)(g)		676	676,000
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., 4.75%, 12/01/27	USD	708	$ 705,606
Brightstar Lottery PLC, 5.25%, 01/15/29(a)		673	670,738
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(a)
3.88%, 01/15/28		1,647	1,616,044
4.38%, 01/15/28		2,091	2,067,252
5.63%, 09/15/29		169	169,882
Caesars Entertainment, Inc.(a)
4.63%, 10/15/29		100	96,123
7.00%, 02/15/30(f)		1,631	1,640,388
6.50%, 02/15/32		800	780,377
6.00%, 10/15/32(f)		1,452	1,315,744
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(f)		1,812	1,777,031
Fortune Star BVI Ltd., 5.88%, 11/20/30(h)	EUR	225	251,667
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29(a)	USD	681	688,587
3.75%, 05/01/29(a)		132	127,303
4.88%, 01/15/30(f)		934	930,917
4.00%, 05/01/31(a)		840	793,888
5.50%, 09/15/31(a)		162	162,414
6.13%, 04/01/32(a)		422	427,636
5.50%, 03/31/34(a)		127	125,911
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29		389	379,677
4.88%, 07/01/31		317	297,961
6.63%, 01/15/32		539	547,010
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		909	908,757
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)		154	153,572
Light & Wonder International, Inc.(a)
7.25%, 11/15/29		457	465,261
7.50%, 09/01/31(f)		305	316,123
6.25%, 10/01/33		63	62,659
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(a)		389	386,590
Melco Resorts Finance Ltd.(a)
7.63%, 04/17/32		200	205,006
6.50%, 09/24/33		400	393,104
MGM Resorts International
5.50%, 04/15/27		1,272	1,273,978
4.75%, 10/15/28		231	229,363
Resorts World Las Vegas LLC/RWLV Capital, Inc.(a)
4.63%, 04/16/29		1,400	1,255,130
8.45%, 07/27/30		500	492,500
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)		126	127,885
Station Casinos LLC(a)
4.50%, 02/15/28		320	316,330
6.63%, 03/15/32		726	737,307
Travel & Leisure Co.(a)
4.50%, 12/01/29		686	663,754
6.13%, 09/01/33		511	505,717
Voyager Parent LLC, 9.25%, 07/01/32(a)(f)		1,718	1,816,885
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)		100	98,502
Wynn Macau Ltd.
5.63%, 08/26/28(a)(f)		2,043	2,026,043
5.63%, 08/26/28(h)		200	198,340
5.13%, 12/15/29(a)		475	463,621
6.75%, 02/15/34(a)		600	596,310
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
5.13%, 10/01/29(f)	USD	958	$ 951,570
7.13%, 02/15/31(f)		255	269,488
6.25%, 03/15/33		196	196,734
Yum! Brands, Inc.
4.75%, 01/15/30(a)		1,305	1,283,604
5.38%, 04/01/32		775	770,888
			33,413,177
Household Durables — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(a)		905	897,003
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
5.00%, 06/15/29		238	226,630
4.88%, 02/15/30		1,308	1,217,221
Central Garden & Pet Co., 4.13%, 10/15/30		155	147,806
Century Communities, Inc.(a)
3.88%, 08/15/29		403	385,124
6.63%, 09/15/33(f)		532	537,192
Dream Finders Homes, Inc., 8.25%, 08/15/28(a)		151	154,401
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)		967	997,617
LGI Homes, Inc., 8.75%, 12/15/28(a)		372	384,412
Mattamy Group Corp.(a)
4.63%, 03/01/30		253	242,801
6.00%, 12/15/33		735	705,530
Meritage Homes Corp., 1.75%, 05/15/28(i)		521	536,890
Newell Brands, Inc.
8.50%, 06/01/28(a)		524	547,458
6.63%, 09/15/29		379	385,329
6.38%, 05/15/30		354	358,813
6.63%, 05/15/32		855	865,818
Risewell Homes, Inc., 8.50%, 11/01/30(a)		685	699,344
Scotts Miracle-Gro Co.
4.50%, 10/15/29		108	105,740
4.00%, 04/01/31		132	123,722
Somnigroup International, Inc., 4.00%, 04/15/29(a)		1,113	1,072,945
Taylor Morrison Communities, Inc.(a)
5.75%, 01/15/28		495	500,413
5.13%, 08/01/30		372	372,448
Whirlpool Corp.
6.13%, 06/15/30		1,170	1,079,258
7.50%, 07/01/31(a)		162	163,936
6.50%, 06/15/33		908	787,122
			13,494,973
Independent Power and Renewable Electricity Producers(a) — 1.4%
Clearway Energy Operating LLC
4.75%, 03/15/28		828	820,394
3.75%, 02/15/31		98	90,897
5.75%, 01/15/34		437	428,484
NRG Energy, Inc.
5.25%, 06/15/29		1,039	1,036,309
5.75%, 07/15/29(f)		1,951	1,951,445
5.75%, 01/15/34		590	585,393
5.88%, 05/15/34		247	245,701
6.25%, 11/01/34		790	799,893
5.41%, 10/15/35(f)		1,000	982,875
6.00%, 01/15/36(f)		937	934,071
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC(k)
(Acquired 06/25/26, Cost $ 1,355,135), 6.13%, 05/01/31	USD	1,354	$ 1,354,026
(Acquired 06/25/26, Cost $ 1,131,448), 6.38%, 05/01/33		1,133	1,131,570
Vistra Corp., (5-year CMT + 6.93%), 8.00%(b)(l)		240	241,847
			10,602,905
Industrial Conglomerates(a) — 0.1%
Avient Corp., 7.13%, 08/01/30		511	520,406
Axon Enterprise, Inc., 6.13%, 03/15/30		327	333,527
			853,933
Insurance(a) — 2.8%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29		721	657,923
7.50%, 11/06/30		1,348	1,278,491
6.75%, 07/01/32		1,343	1,207,110
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(f)
4.25%, 10/15/27		2,111	2,085,561
5.88%, 11/01/29		945	923,598
7.38%, 10/01/32		1,475	1,464,022
AmWINS Group, Inc.
6.38%, 02/15/29		206	207,008
4.88%, 06/30/29		1,111	1,070,542
Ardonagh Finco Ltd., 7.75%, 02/15/31(f)		2,814	2,845,705
CRC Insurance Group LLC, 7.13%, 06/01/31(f)		2,032	2,025,521
Global Atlantic Fin Co., (5-year CMT + 3.55%), 7.25%, 03/01/56(b)(f)		1,002	982,009
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(f)
7.25%, 02/15/31		1,895	1,835,551
8.13%, 02/15/32		1,159	1,038,903
HUB International Ltd., 7.25%, 06/15/30(f)		1,423	1,460,335
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30		903	921,029
Ryan Specialty LLC, 4.38%, 02/01/30		686	661,046
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(f)		700	559,970
			21,224,324
Interactive Media & Services — 1.1%
Alphabet, Inc., 5.35%, 11/15/45(f)		1,570	1,523,148
Arches Buyer, Inc., 4.25%, 06/01/28(a)		210	205,795
Beignet Investor LLC, 6.58%, 05/30/49(a)(f)		2,517	2,567,724
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)		1,734	1,560,164
ION Platform Finance U.S., Inc./ION Platform Finance SARL(a)
5.00%, 05/01/28		568	521,849
8.75%, 05/01/29		217	193,648
9.00%, 08/01/29		218	193,971
Prosus NV, 4.03%, 08/03/50(h)		304	214,320
Snap, Inc.(a)
6.88%, 03/01/33		598	582,890
6.88%, 03/15/34		991	959,415
			8,522,924
Internet Software & Services — 1.2%
Amazon.com, Inc., 3.95%, 04/13/52(f)		2,980	2,262,494
Gen Digital, Inc.(a)
6.75%, 09/30/27		151	151,455
7.13%, 09/30/30		308	313,482

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	USD	649	$ 648,328
Match Group Holdings II LLC(a)
5.00%, 12/15/27		276	275,036
4.63%, 06/01/28		283	279,136
4.13%, 08/01/30		416	391,521
3.63%, 10/01/31		212	190,745
6.13%, 09/15/33		230	227,282
Rakuten Group, Inc.(a)
11.25%, 02/15/27		2,054	2,122,054
9.75%, 04/15/29		361	392,338
Wayfair LLC(a)
7.25%, 10/31/29		377	389,087
7.75%, 09/15/30		543	570,824
6.75%, 11/15/32		784	805,087
			9,018,869
IT Services(a) — 1.1%
Amentum Holdings, Inc., 7.25%, 08/01/32		616	634,464
CACI International, Inc., 6.38%, 06/15/33		640	649,101
CoreWeave, Inc.
9.25%, 06/01/30(f)		1,291	1,299,386
9.00%, 02/01/31		562	555,376
9.75%, 10/01/31(f)		2,879	2,872,649
Fair Isaac Corp.
6.00%, 05/15/33		864	850,805
6.25%, 09/15/34		498	490,519
Rocket Software, Inc., 9.00%, 11/28/28		1,271	1,263,408
			8,615,708
Leisure Products(a) — 0.6%
Carnival Corp. Ltd., 5.75%, 08/01/32		189	190,846
Gaia Purchaser, Inc., 07/15/33(c)		542	548,215
NCL Corp. Ltd.
7.75%, 02/15/29		624	651,137
5.88%, 01/15/31		677	657,064
6.75%, 02/01/32		86	85,807
6.25%, 09/15/33(f)		1,323	1,284,854
NCL Finance Ltd., 6.13%, 03/15/28		55	55,419
Viking Cruises Ltd., 9.13%, 07/15/31		516	540,657
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(f)		851	850,933
			4,864,932
Machinery(a) — 0.4%
Chart Industries, Inc., 7.50%, 01/01/30		587	606,039
Esab Corp.
6.25%, 04/15/29		223	226,260
5.63%, 04/01/31		571	571,620
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31		294	297,280
Terex Corp., 5.00%, 05/15/29(f)		681	674,664
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(f)		566	566,085
			2,941,948
Media — 8.3%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27(f)		2,874	2,868,164
5.38%, 06/01/29		818	800,222
4.75%, 03/01/30		401	380,209
4.25%, 02/01/31(f)		2,954	2,660,320
7.38%, 03/01/31		966	968,326
7.00%, 02/01/33(f)		3,277	3,213,708
4.50%, 06/01/33(f)		507	439,863
4.25%, 01/15/34(f)		1,600	1,354,447
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (continued)
7.38%, 02/01/36	USD	1,144	$ 1,121,903
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47(f)		3,000	2,428,181
CSC Holdings LLC(a)
5.50%, 04/15/27		606	406,026
5.38%, 02/01/28		800	501,480
11.25%, 05/15/28		1,317	849,396
11.75%, 01/31/29		883	543,153
Directv Financing LLC(a)
8.88%, 02/01/30(f)		688	700,207
8.88%, 02/01/30		237	240,915
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27(f)		99	98,856
10.00%, 02/15/31(f)		3,327	3,452,445
9.25%, 06/01/32		424	430,804
Discovery Communications LLC
3.95%, 03/20/28		408	401,370
5.00%, 09/20/37		2,100	1,648,500
Discovery Global Holdings, Inc.
4.28%, 03/15/32		387	347,274
5.05%, 03/15/42(f)		1,585	1,161,123
DISH DBS Corp.(a)
5.25%, 12/01/26		1,555	1,538,463
5.75%, 12/01/28		1,201	1,163,469
DISH Network Corp., 11.75%, 11/15/27(a)		2,070	2,127,033
Gray Media, Inc., 9.63%, 07/15/32(a)(f)		3,335	3,218,775
Grupo Televisa SAB, 6.63%, 01/15/40		407	357,257
iHeartCommunications, Inc., 7.75%, 08/15/30(a)(f)		2,400	2,238,720
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		580	330,529
McGraw-Hill Education, Inc.(a)
5.75%, 08/01/28		867	863,380
7.38%, 09/01/31		1,031	1,047,811
Nexstar Media, Inc.(a)
4.75%, 11/01/28		514	503,526
6.50%, 09/15/33		911	910,747
7.25%, 04/15/34(f)		2,392	2,385,971
Paramount Global
4.20%, 06/01/29		224	214,897
4.95%, 01/15/31(f)		1,244	1,156,347
4.20%, 05/19/32(f)		1,081	937,995
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)(f)		930	955,264
Sirius XM Radio LLC(a)
5.00%, 08/01/27(f)		3,306	3,301,582
5.50%, 07/01/29		32	31,927
4.13%, 07/01/30		808	760,513
3.88%, 09/01/31		516	468,687
5.88%, 04/15/32		100	98,829
Sunrise FinCo I BV, 4.88%, 07/15/31(a)(f)		826	781,157
Univision Communications, Inc.(a)
8.50%, 07/31/31		209	209,904
9.38%, 08/01/32		1,495	1,518,978
8.88%, 04/15/33(f)		2,839	2,794,779
Versant Media Group, Inc., 7.25%, 01/30/31(a)		565	584,529
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(f)		3,334	2,678,944
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
VZ Secured Financing BV, 7.50%, 01/15/33(a)(f)	USD	2,732	$ 2,614,021
Ziggo BV, 4.88%, 01/15/30(a)		322	302,200
			63,113,126
Metals & Mining — 2.9%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)		730	757,560
Alumina Pty. Ltd.(a)
6.13%, 03/15/30		250	253,536
6.38%, 09/15/32		488	496,973
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		400	379,080
Arsenal AIC Parent LLC(a)
8.00%, 10/01/30		419	436,682
11.50%, 10/01/31		1,970	2,111,188
Cleveland-Cliffs, Inc.(a)
6.88%, 11/01/29		563	567,946
7.00%, 03/15/32		437	433,546
7.63%, 01/15/34(f)		2,594	2,590,421
Commercial Metals Co.(a)
5.75%, 11/15/33		268	266,417
6.00%, 12/15/35		185	184,521
Constellium SE(a)
3.75%, 04/15/29(f)		1,492	1,434,787
6.38%, 08/15/32		422	430,065
Corp. Nacional del Cobre de Chile
6.44%, 01/26/36(h)		200	212,730
5.53%, 01/30/37(a)		405	399,958
CSN Resources SA, 4.63%, 06/10/31(h)		200	123,000
ERO Copper Corp., 6.50%, 02/15/30(a)		716	715,220
First Quantum Minerals Ltd., 6.38%, 02/15/36(a)		441	432,374
Fortescue Treasury Pty. Ltd.(a)
4.50%, 09/15/27		100	99,233
5.88%, 04/15/30		1,038	1,051,023
4.38%, 04/01/31		87	82,772
Freeport Indonesia PT, 4.76%, 04/14/27(h)		200	199,928
Glencore Funding LLC, 6.14%, 04/01/55(a)(f)		600	616,948
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)		498	476,739
Marcobre SAC, 5.75%, 01/22/36(a)		200	197,150
Mineral Resources Ltd.(a)
9.25%, 10/01/28		524	541,005
7.00%, 04/01/31		200	207,021
6.00%, 05/01/32		604	597,498
6.25%, 05/01/34		20	19,666
Navoi Mining & Metallurgical Co., 6.70%, 10/17/28(a)		200	205,312
Nexa Resources SA, 6.75%, 04/09/34(a)		200	210,238
Novelis Corp.(a)
4.75%, 01/30/30(f)		873	842,358
6.88%, 01/30/30		904	926,762
6.38%, 08/15/33		337	339,428
Rio Tinto Finance USA PLC, 4.13%, 08/21/42(f)		400	341,588
Samarco Mineracao SA(g)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(h)		564	566,381
(9.00% PIK), 9.50%, 06/30/31(a)		15	15,361
Sibanye-Stillwater U.K. Financing PLC, 6.25%, 11/15/31(a)		200	197,250
Skeena Resources Ltd., 8.50%, 04/01/31(a)		841	883,402
Vale Overseas Ltd.
6.40%, 06/28/54		111	113,109
(5-year CMT + 2.43%), 6.00%, 02/25/56(a)(b)		200	199,498
Vedanta Resources Finance II PLC(a)
11.25%, 12/03/31		200	222,852
Security		Par (000)	Value
Metals & Mining (continued)
Vedanta Resources Finance II PLC(a) (continued)
9.85%, 04/24/33	USD	200	$ 217,764
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)		338	348,444
			21,944,734
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.3%
Starwood Property Trust, Inc.
5.25%, 10/15/28		100	99,544
7.25%, 04/01/29		133	137,319
6.00%, 04/15/30		690	692,513
6.50%, 07/01/30		929	948,713
6.50%, 10/15/30		351	359,103
5.75%, 01/15/31		134	133,159
			2,370,351
Multi-Utilities(a) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 06/01/30		754	809,061
6.88%, 06/01/31		128	129,596
			938,657
Oil, Gas & Consumable Fuels — 11.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)		789	820,565
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)(f)		1,691	1,685,673
Apache Corp., 5.25%, 02/01/42(f)		800	684,878
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
9.00%, 11/01/27		214	237,540
5.88%, 06/30/29		314	313,074
6.63%, 10/15/32		475	480,934
6.63%, 07/15/33(f)		332	335,768
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)
7.00%, 07/15/29		296	303,417
7.25%, 07/15/32		238	246,224
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)		844	890,487
Buckeye Partners LP
4.13%, 12/01/27(f)		851	840,006
5.85%, 11/15/43		416	381,449
5.60%, 10/15/44		117	104,392
California Resources Corp., 7.00%, 01/15/34(a)		1,331	1,316,262
Caturus Energy LLC, 8.50%, 02/15/30(a)		1,225	1,276,473
Cheniere Energy Partners LP, 5.55%, 10/30/35(f)		2,000	2,031,597
Chord Energy Corp., 6.00%, 10/01/30(a)(f)		893	896,772
CNX Resources Corp.(a)
7.38%, 01/15/31(f)		519	531,536
7.25%, 03/01/32(f)		290	298,772
5.88%, 03/01/34		724	704,552
Comstock Resources, Inc.(a)
6.75%, 03/01/29		1,305	1,281,199
6.75%, 03/01/29(f)		395	388,950
5.88%, 01/15/30		1,100	1,037,484
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)		1,265	1,241,667
Crescent Energy Finance LLC(a)
7.75%, 07/31/29		140	140,349
9.75%, 10/15/30		148	156,880
7.63%, 04/01/32		922	929,434
7.38%, 01/15/33		349	346,903
8.38%, 01/15/34		1,241	1,278,230

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.(a)
7.50%, 02/15/31	USD	206	$ 205,020
7.88%, 02/15/34		1,144	1,131,778
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29		627	651,675
7.38%, 06/30/33		497	506,321
6.88%, 06/01/34		573	570,298
Ecopetrol SA, 8.88%, 01/13/33		200	219,000
Empresa Nacional del Petroleo, 5.95%, 07/30/34(a)		200	204,115
Enbridge, Inc.(b)(f)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,865	1,875,575
Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		3,000	3,017,838
Energy Transfer LP
6.13%, 12/15/45(f)		500	496,840
5.30%, 04/15/47		350	314,135
Series H, (5-year CMT + 5.69%), 6.50%(b)(f)(l)		4,000	4,002,064
EQT Corp., 4.50%, 01/15/29		13	12,907
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		1,132	1,168,914
7.88%, 05/15/32		487	502,136
8.00%, 05/15/33		317	329,733
6.75%, 03/15/34(a)		377	374,090
Global Partners LP/GLP Finance Corp.(a)
8.25%, 01/15/32		262	274,403
7.13%, 07/01/33		361	365,279
Gran Tierra Energy, Inc.
9.50%, 10/15/29(a)		200	183,002
9.75%, 04/15/31(h)		200	175,100
Harvest Midstream I LP(a)
7.50%, 05/15/32(f)		456	472,310
6.75%, 05/15/34		674	683,607
Hess Corp., 4.30%, 04/01/27		750	749,713
Hess Midstream Operations LP(a)
5.88%, 03/01/28		100	100,706
5.50%, 10/15/30		610	607,687
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
5.75%, 02/01/29		388	386,493
6.00%, 02/01/31		650	629,617
6.25%, 04/15/32		1,178	1,140,329
8.38%, 11/01/33		1,097	1,142,272
Howard Midstream Energy Partners LLC(a)
7.38%, 07/15/32		603	624,535
6.63%, 01/15/34(f)		249	251,129
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,380	1,205,416
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)		688	683,340
ITT Holdings LLC, 6.50%, 08/01/29(a)(f)		1,461	1,443,878
Kinetik Holdings LP(a)
6.63%, 12/15/28		1,082	1,099,883
5.88%, 06/15/30		191	192,110
Matador Resources Co.(a)
6.50%, 04/15/32		605	608,303
6.25%, 04/15/33		418	416,478
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(h)		351	330,909
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)		250	260,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29(a)		250	257,562
Murphy Oil Corp., 6.50%, 02/15/34		203	201,104
Murphy Oil USA, Inc., 4.75%, 09/15/29		407	400,579
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD	628	$ 650,707
Northern Oil & Gas, Inc.(a)
8.75%, 06/15/31		362	372,860
7.88%, 10/15/33		909	903,219
NuStar Logistics LP, 5.63%, 04/28/27		337	337,909
Parex Resources, Inc., 8.50%, 05/11/31(a)		271	275,336
Permian Resources Operating LLC(a)(f)
5.88%, 07/01/29		528	527,927
7.00%, 01/15/32		1,327	1,372,517
Petrobras Global Finance BV, 6.75%, 01/27/41		243	241,861
Petroleos Mexicanos
8.75%, 06/02/29		582	622,275
5.95%, 01/28/31		540	534,114
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)		268	278,934
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(a)		200	196,000
Raizen Fuels Finance SA, 6.45%, 02/25/37(a)(e)(m)		200	110,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)		606	598,063
SM Energy Co.(a)
6.75%, 08/01/29		1,154	1,175,025
6.63%, 04/15/34		1,396	1,374,115
Sunoco LP(a)
7.00%, 05/01/29		242	248,645
4.50%, 10/01/29		100	97,119
4.63%, 05/01/30(f)		1,220	1,178,369
5.63%, 03/15/31		677	672,062
7.25%, 05/01/32		535	554,962
6.63%, 08/15/32		41	41,700
Sunoco LP/Sunoco Finance Corp.
7.00%, 09/15/28(a)		106	108,114
4.50%, 05/15/29(f)		2,400	2,346,676
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 01/15/28		442	441,063
7.38%, 02/15/29		759	778,556
6.00%, 09/01/31		366	362,103
6.75%, 03/15/34		435	438,851
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(h)		200	194,358
Transocean International Ltd., 7.88%, 10/15/32(a)		1,535	1,602,448
Trident Energy Finance PLC, 12.50%, 11/30/29(h)		200	210,190
Valaris Ltd., 8.38%, 04/30/30(a)		1,011	1,049,901
Venture Global Calcasieu Pass LLC(a)
3.88%, 08/15/29(f)		1,698	1,619,811
6.25%, 01/15/30		586	600,172
4.13%, 08/15/31		284	266,635
Venture Global LNG, Inc.(a)
9.50%, 02/01/29(f)		1,960	2,109,648
7.00%, 01/15/30		731	745,557
9.88%, 02/01/32(f)		3,562	3,802,638
Venture Global Plaquemines LNG LLC(a)
6.13%, 12/15/30(f)		2,189	2,239,693
7.50%, 05/01/33(f)		1,749	1,919,550
6.50%, 06/15/34		102	106,261
7.75%, 05/01/35		1,273	1,427,634
Vista Energy Argentina SAU, 8.50%, 06/10/33(a)		134	142,951
			86,526,929
Passenger Airlines — 0.7%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(a)(g)		239	234,045
American Airlines, Inc., 7.25%, 02/15/28(a)		499	505,068
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD	643	$ 644,249
Avianca Midco 2 PLC
9.00%, 12/01/28(h)		142	145,482
9.50%, 01/28/31(a)		200	196,675
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(f)		2,340	2,119,368
United Airlines Holdings, Inc., 4.88%, 03/01/29		1,139	1,125,658
			4,970,545
Personal Care Products — 0.4%
Edgewell Personal Care Co.(a)
5.50%, 06/01/28		662	661,050
4.13%, 04/01/29		125	120,844
Opal Bidco SAS, 6.50%, 03/31/32(a)		431	439,707
Perrigo Finance Unlimited Co.
5.15%, 06/15/30		667	641,378
6.13%, 09/30/32		671	640,876
Prestige Brands, Inc.(a)
5.13%, 01/15/28		360	359,717
3.75%, 04/01/31		322	295,498
			3,159,070
Pharmaceuticals — 2.0%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)		8,335	8,441,988
AdaptHealth LLC(a)
4.63%, 08/01/29		322	310,685
5.13%, 03/01/30		900	873,216
Endo Finance Holdings LP, 8.50%, 04/15/31(a)		263	276,468
HLF Financing SARL LLC/Herbalife International, Inc.(a)
4.88%, 06/01/29		1,468	1,374,358
7.75%, 05/01/33(f)		694	703,400
Jazz Securities DAC, 4.38%, 01/15/29(a)		1,168	1,144,139
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(f)		823	819,708
4.75%, 05/09/27		771	770,518
6.75%, 03/01/28		400	409,380
Viatris, Inc., 2.30%, 06/22/27		392	382,791
			15,506,651
Real Estate Management & Development — 0.3%
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(h)		400	397,372
CoreLogic, Inc., 4.50%, 05/01/28(a)		415	405,379
Fantasia Holdings Group Co. Ltd.(e)(h)(m)
11.75%, 04/17/22		430	4,730
12.25%, 10/18/22		200	2,200
11.88%, 06/01/23		200	2,250
9.25%, 07/28/23		400	4,500
Howard Hughes Corp.(a)
4.13%, 02/01/29		156	150,722
4.38%, 02/01/31		300	283,716
5.88%, 03/01/32		508	503,658
6.13%, 03/01/34		334	330,006
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(h)		200	193,400
			2,277,933
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.(f)
4.15%, 04/15/32(a)		1,000	962,442
3.50%, 02/15/41		800	639,201
Entegris, Inc., 4.75%, 04/15/29(a)(f)		541	534,621
Kioxia Holdings Corp., 6.25%, 07/24/30(a)		959	989,276
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc., 6.05%, 11/01/35(f)	USD	1,000	$ 1,062,163
QUALCOMM, Inc.(f)
5.40%, 05/20/33		400	414,191
4.30%, 05/20/47		700	570,089
			5,171,983
Software — 2.8%
Capstone Borrower, Inc., 8.00%, 06/15/30(a)		1,381	1,311,994
Cloud Software Group, Inc.(a)
6.50%, 03/31/29(f)		985	955,727
9.00%, 09/30/29(f)		2,754	2,673,120
8.25%, 06/30/32(f)		3,065	2,872,657
6.63%, 08/15/33		101	87,566
Microsoft Corp., 2.92%, 03/17/52(f)		2,350	1,491,819
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/34(a)(f)		2,316	2,458,022
Open Text Corp., 3.88%, 12/01/29(a)		1,646	1,513,406
Open Text Holdings, Inc.(a)
4.13%, 02/15/30		125	114,506
4.13%, 12/01/31		907	796,243
Oracle Corp.(f)
5.70%, 02/04/36		945	915,190
6.70%, 02/04/56		2,500	2,353,027
6.13%, 08/03/65		600	504,166
ROBLOX Corp., 3.88%, 05/01/30(a)		605	571,739
SS&C Technologies, Inc., 6.50%, 06/01/32(a)		723	729,168
UKG, Inc., 6.88%, 02/01/31(a)(f)		1,676	1,628,199
			20,976,549
Specialty Retail — 1.6%
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30		1,152	1,181,188
7.38%, 08/01/33		671	695,471
Bath & Body Works, Inc., 6.63%, 10/01/30(a)(f)		1,263	1,288,369
FirstCash, Inc.(a)
4.63%, 09/01/28		1,078	1,059,764
5.63%, 01/01/30		392	389,687
6.88%, 03/01/32		100	102,759
Gap, Inc.(a)
3.63%, 10/01/29		809	762,257
3.88%, 10/01/31		171	155,814
Kohl’s Corp., 5.13%, 05/01/31		1,271	1,136,226
Michaels Cos., Inc., 8.50%, 03/15/33(a)(f)		1,503	1,488,713
Nordstrom, Inc., 4.38%, 04/01/30		429	412,896
PetSmart LLC/PetSmart Finance Corp.(a)
7.50%, 09/15/32		250	250,055
10.00%, 09/15/33(f)		2,500	2,503,980
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)		588	557,419
			11,984,598
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 2.65%, 02/08/51(f)		2,500	1,516,340
NCR Atleos Corp., 9.50%, 04/01/29(a)		589	628,043
NCR Voyix Corp., 5.13%, 04/15/29(a)		915	892,607
Seagate Data Storage Technology Pte. Ltd.(a)
8.25%, 12/15/29		341	356,569
8.50%, 07/15/31		615	642,662
			4,036,221

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, (10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(a)(f)(g)	USD	825	$ 936,595
VF Corp., 2.95%, 04/23/30		234	213,340
			1,149,935
Tobacco(f) — 0.3%
Altria Group, Inc., 3.40%, 02/04/41		750	573,737
BAT Capital Corp.
7.08%, 08/02/43		500	556,933
4.54%, 08/15/47		715	589,423
Philip Morris International, Inc., 3.88%, 08/21/42		900	734,067
			2,454,160
Wireless Telecommunication Services — 1.4%
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(h)		200	189,750
Digicel International Finance Ltd. U.S. LLC, 8.63%, 08/01/32(a)(f)		2,467	2,542,552
Iliad Holding SAS(a)
7.00%, 10/15/28		1,325	1,330,684
8.50%, 04/15/31		1,129	1,196,102
Rogers Communications, Inc.(b)
(5-year CMT + 2.62%), 7.13%, 04/15/55		453	465,416
(5-year CMT + 2.65%), 7.00%, 04/15/55		921	942,463
Telecom Argentina SA, 9.25%, 05/28/33(a)		266	283,987
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(a)		200	206,972
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(h)		154	153,796
Vmed O2 U.K. Financing I PLC(a)
4.25%, 01/31/31		1,332	1,095,374
4.75%, 07/15/31		200	164,331
6.75%, 01/15/33(f)		1,858	1,573,106
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(a)(g)		11	11,941
Zegona Finance PLC, 6.75%, 07/15/29(h)	EUR	90	106,468
			10,262,942
Total Corporate Bonds — 95.3% (Cost: $725,043,767)			723,292,293
Floating Rate Loan Interests(b)
Aerospace & Defense — 0.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, 06/23/30(n)	USD	— (o)	124
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.76%), 8.17%, 05/25/29		4	244
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.51%), 7.18%, 05/25/29		2	162
			530
Chemicals — 0.0%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.85%), 11.52%, 11/24/28(d)		118	88,350
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31		66	43,045
			131,395
Security		Par (000)	Value
Health Care Providers & Services — 0.1%
Quorum Health Corp., 2020 Term Loan, 0.00%, 01/28/28(d)(e)(m)	USD	357	$ 260,553
Machinery — 0.0%
GrafTech Global Enterprises, Inc.
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.64%, 12/21/29		70	67,229
2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		123	117,652
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.18%, 03/03/33		25	23,354
			208,235
Media — 0.2%
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		530	370,880
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33		1,263	1,263,117
			1,633,997
Total Floating Rate Loan Interests — 0.3% (Cost: $2,478,565)			2,234,710
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bonds, 9.88%, 03/31/37(a)		200	206,125
Argentina — 0.1%
Argentine Republic Government International Bonds(p)
1.75%, 07/09/27		321	284,584
4.75%, 07/09/27		347	277,748
			562,332
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(h)		200	185,750
Barbados — 0.1%
Barbados Government International Bonds, 8.00%, 06/26/35(a)		466	498,620
Benin — 0.1%
Benin Government International Bonds, 7.96%, 02/13/38(a)		600	636,495
Brazil — 0.1%
Brazil Government International Bonds, 5.50%, 04/23/36	EUR	250	288,114
Brazilian Government International Bonds
6.63%, 03/15/35		306	314,690
6.25%, 05/22/36		200	198,280
			801,084
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(h)		328	320,108
Cayman Islands — 0.1%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(a)		400	405,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chile — 0.1%
Chile Government International Bonds
3.75%, 01/14/32	EUR	250	$ 289,223
4.34%, 03/07/42(f)	USD	400	353,900
			643,123
Colombia — 0.1%
Colombia Government International Bonds
6.13%, 01/21/31(f)		200	202,306
7.75%, 11/07/36		200	218,200
6.50%, 11/26/38	EUR	241	289,631
			710,137
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(h)	USD	200	213,210
Dominican Republic — 0.2%
Dominican Republic International Bonds(a)
4.50%, 01/30/30		682	659,323
7.05%, 02/03/31		450	474,570
6.95%, 03/15/37		300	318,467
			1,452,360
Ecuador — 0.0%
Ecuador Government International Bonds, 9.25%, 01/29/39(a)		349	357,550
Egypt — 0.2%
Egypt Government International Bonds
5.63%, 04/16/30(h)	EUR	247	281,209
9.45%, 02/04/33(a)	USD	400	443,550
8.50%, 01/31/47(a)		200	195,766
7.50%, 02/16/61(a)		400	344,432
			1,264,957
Guatemala — 0.1%
Guatemala Government Bonds(a)
7.05%, 10/04/32		400	431,400
6.60%, 06/13/36		400	425,600
6.25%, 08/15/36		200	208,738
			1,065,738
Hungary — 0.2%
Hungary Government International Bonds
5.25%, 06/16/29(a)		400	404,750
6.00%, 09/26/35(h)		200	208,308
5.50%, 03/26/36(a)		200	201,190
6.75%, 09/23/55(a)		400	436,568
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(h)	EUR	507	615,429
			1,866,245
Indonesia — 0.1%
Indonesia Government International Bonds
3.88%, 01/15/33		238	267,903
4.50%, 05/29/33		413	477,061
			744,964
Ivory Coast — 0.2%
Ivory Coast Government International Bonds
6.38%, 03/03/28(h)	USD	133	134,822
5.88%, 10/17/31(h)	EUR	446	524,974
Security		Par (000)	Value
Ivory Coast (continued)
Ivory Coast Government International Bonds (continued)
8.08%, 04/01/36(a)	USD	400	$ 439,176
8.25%, 01/30/37(a)		200	221,350
			1,320,322
Jordan — 0.1%
Jordan Government International Bonds
7.50%, 01/13/29(a)		200	208,900
5.85%, 07/07/30(h)		400	404,940
			613,840
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(a)		400	435,000
Latvia — 0.1%
Latvia Government International Bonds, 5.13%, 07/30/34(a)(f)		600	606,372
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(a)(f)		500	500,757
Mexico Government International Bonds
5.38%, 03/22/33		400	392,048
5.63%, 09/22/35(f)		524	509,302
6.13%, 02/09/38		200	196,090
5.13%, 03/19/38	EUR	324	368,467
			1,966,664
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(h)		142	159,532
Morocco — 0.1%
Morocco Government International Bonds
2.38%, 12/15/27(h)	USD	200	193,100
5.95%, 03/08/28(a)		200	203,318
4.75%, 04/02/35(a)	EUR	431	500,468
			896,886
Nigeria — 0.1%
Nigeria Government International Bonds(a)
10.38%, 12/09/34	USD	400	475,200
9.13%, 01/13/46		400	443,400
			918,600
Panama — 0.1%
Panama Government International Bonds, 6.40%, 02/14/35		400	422,660
Paraguay — 0.0%
Paraguay Government International Bonds(h)
2.74%, 01/29/33		200	177,426
5.60%, 03/13/48		200	190,075
			367,501
Peru — 0.2%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30(a)		200	203,128
Peruvian Government International Bonds
2.78%, 01/23/31(f)		536	493,388
1.86%, 12/01/32(f)		350	290,062
6.20%, 06/30/55		256	264,246
			1,250,824

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Poland — 0.1%
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33(f)	USD	138	$ 137,559
Series 30Y, 5.50%, 04/04/53		362	342,296
			479,855
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(h)	EUR	234	271,550
Romania — 0.3%
Romanian Government International Bonds
5.25%, 11/25/27(a)	USD	130	130,162
2.12%, 07/16/31(h)	EUR	633	643,620
4.63%, 03/04/33(a)		358	396,587
6.25%, 09/10/34(a)		512	617,661
6.75%, 07/11/39(a)		230	278,237
6.50%, 10/07/45(a)		319	367,854
			2,434,121
Saudi Arabia — 0.0%
Saudi Government International Bonds, 5.00%, 01/18/53(a)	USD	438	377,495
Serbia — 0.1%
Serbia International Bonds
4.25%, 05/06/31(a)	EUR	200	228,808
6.50%, 09/26/33(h)	USD	400	422,636
6.00%, 06/12/34(a)		200	205,066
			856,510
South Africa — 0.2%
Republic of South Africa Government International Bonds
7.10%, 11/19/36(a)		200	215,136
7.95%, 11/19/54(a)		400	431,000
7.25%, 12/11/55(a)		200	199,400
Series 30Y, 5.00%, 10/12/46		200	156,250
Series 30Y, 5.75%, 09/30/49		603	510,666
			1,512,452
Suriname — 0.0%
Suriname Government International Bonds, 8.50%, 11/06/35(a)		200	218,102
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)		392	402,898
Turkey — 0.1%
Turkiye Government International Bonds
6.30%, 03/14/33		200	195,450
Series 7Y, 7.13%, 02/12/32		600	615,150
			810,600
Ukraine — 0.0%
Ukraine Government International Bonds(h)(p)
3.00%, 02/01/27		47	28,348
6.00%, 02/01/27		89	70,284
			98,632
United Arab Emirates — 0.1%
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(h)		459	328,070
Republic of Armenia International Bonds, 6.75%, 03/12/35(a)		200	209,404
			537,474
Security		Par (000)	Value
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	445	$ 412,730
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds(a)
5.38%, 05/29/27	EUR	206	238,452
7.85%, 10/12/28	USD	400	423,072
			661,524
Total Foreign Agency Obligations — 4.0% (Cost: $29,947,222)			29,965,942
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(a)		700	730,915
California — 0.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41		1,000	772,994
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		638	644,441
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		670	699,670
New York — 0.1%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,008,000
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(a)		850	850,000
Total Municipal Bonds — 0.6% (Cost: $4,641,491)			4,706,020
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.8%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		1,142	1,144,377
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)		334	334,354
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		1	267
Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.56%), 4.21%, 05/25/35(b)		854	761,083
Series 2006-40T1, Class 2A5, (1 mo. Term SOFR + 0.51%), 4.16%, 12/25/36(b)		2,259	458,905
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,303	481,489
Series 2006-J7, Class 2A1, (1-mo. SOFR US + 1.61%), 2.69%, 11/20/46(b)		2,244	2,135,478
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,734	622,212
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 4.59%, 11/25/46(b)		3,243	2,973,195
Series 2006-OA16, Class A2, (1 mo. Term SOFR + 0.49%), 4.14%, 10/25/46(b)		2,090	1,990,948
Series 2006-OA18, Class A1, (1 mo. Term SOFR + 0.35%), 4.00%, 12/25/46(b)		1,151	1,054,356
Series 2006-OA6, Class 1A1A, (1 mo. Term SOFR + 0.53%), 4.18%, 07/25/46(b)		2,412	2,277,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2006-OA8, Class 1A1, (1 mo. Term SOFR + 0.49%), 4.14%, 07/25/46(b)	USD	904	$ 835,865
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,206	1,351,263
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,555	684,213
Series 2007-19, Class 1A1, 6.00%, 08/25/37		528	251,907
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,836	2,520,125
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,726	1,637,086
Series 2007-4CB, Class 1A3, (1 mo. Term SOFR + 0.46%), 4.11%, 04/25/37(b)		1,217	914,907
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 4.58%, 03/25/47(b)		1,184	1,082,647
Angel Oak Mortgage Trust(a)
Series 2024-10, Class A1, 5.35%, 10/25/69		1,223	1,221,311
Series 2025-11, Class A1, 4.98%, 10/25/70(b)		553	547,479
Series 2025-7, Class A1, 5.51%, 06/25/70		1,275	1,275,137
Series 2026-3, Class A1, 06/25/71(b)(c)		3,015	3,014,948
Bravo Residential Funding Trust(a)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(b)		289	273,734
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		284	282,718
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		711	709,503
BRAVO Residential Funding Trust, Series 2026-NQM6, Class A1, 5.52%, 05/25/66(a)		3,015	3,014,976
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		288	287,176
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.51%), 4.16%, 04/25/46(b)		3,049	2,818,795
Series 2007-J2, Class 2A1, (1 mo. Term SOFR + 0.76%), 4.41%, 07/25/37(b)		2,594	614,903
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,433	448,318
CIM Trust(a)
Series 2023-I1, Class A1, 6.03%, 04/25/58		731	729,285
Series 2023-I2, Class A1, 6.64%, 12/25/67		712	709,838
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.57%, 11/25/36(b)		216	221,315
COLT Mortgage Loan Trust(a)
Series 2023-2, Class A1, 6.60%, 07/25/68		595	592,752
Series 2024-6, Class A1, 5.39%, 11/25/69		854	852,911
Series 2024-7, Class A1, 5.54%, 12/26/69		994	994,412
Series 2024-INV4, Class A1, 5.61%, 05/25/69		947	949,257
Series 2025-6, Class A1, 5.53%, 08/25/70		1,529	1,529,683
CSMC(a)(b)
Series 2011-4R, Class 1A2, (1 mo. Term SOFR + 1.61%), 5.26%, 09/27/37		600	514,358
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,158,844
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,077	2,070,359
Deephaven Residential Mortgage Trust(a)(b)
Series 2025-INV1, Class A1, 5.09%, 11/25/60		1,179	1,170,410
Series 2025-INV1, Class M1, 5.73%, 11/25/60		1,500	1,487,019
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	492,787
Series 2021-2, Class A1, 0.93%, 06/25/66		145	123,302
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		1,800	1,486,931
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 5.35%, 04/25/67		777	774,486
Series 2024-INV4, Class A2, 5.50%, 12/25/54		685	684,074
Series 2025-NQM6, Class A1, 4.94%, 10/25/70		385	380,856
GS Mortgage-Backed Securities Trust(a)
Series 2025-DSC2, Class M1, 5.79%, 01/25/66(b)		1,500	1,478,506
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust(a) (continued)
Series 2025-NQM5, Class A1, 5.01%, 07/25/65	USD	300	$ 297,770
Series 2025-NQM5, Class M1, 5.75%, 07/25/65(b)		1,500	1,476,616
Homes Trust(a)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		385	385,385
Series 2025-NQM3, Class A1, 5.63%, 02/25/70(b)		1,006	1,008,252
Series 2025-NQM5, Class M1, 5.80%, 09/25/70(b)		731	724,158
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		368	357,353
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		241	234,157
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,165	1,164,385
Series 2025-NQM4, Class A1, 4.95%, 03/25/66		2,113	2,085,142
Series 2025-VIS3, Class A1, 5.06%, 02/25/66		1,879	1,861,415
MFA Trust(a)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)		2,000	1,775,693
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		929	927,917
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 4.04%, 05/26/37(a)		2,223	2,927,767
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2024-NQM5, Class A1, 5.65%, 10/25/69		973	973,887
Series 2025-SPL1, Class A1, 4.25%, 02/25/65		3,746	3,623,357
New Residential Mortgage Loan Trust(a)(b)
Series 2025-NQM5, Class A1, 5.11%, 08/25/65		3,226	3,200,236
Series 2025-NQM5, Class M1, 6.09%, 08/25/65		1,500	1,481,619
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		6,324	1,091,403
OBX Trust(a)
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		723	720,554
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		708	707,477
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(b)		772	774,152
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,449	1,449,034
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(a)		600	598,515
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,130	1,124,384
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		370	369,340
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. Term SOFR + 0.71%), 4.36%, 08/25/36(b)		6,254	1,105,415
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		591	588,927
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(a)		519	511,927
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,566,587
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	944,220
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		9	8,901
Verus Securitization Trust(a)
Series 2022-3, Class A1, 5.13%, 02/25/67		344	327,092
Series 2024-8, Class A1, 5.36%, 10/25/69(b)		1,162	1,161,153
Series 2024-R1, Class A1, 5.22%, 09/25/69(b)		1,288	1,285,009
Series 2025-11, Class M1, 5.66%, 11/25/70(b)		900	888,211
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(a)		1,044	1,042,571
			97,192,541

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 4.1%
Bank5, Series 2025-5YR17, Class B, 5.99%, 11/15/58(b)	USD	409	$ 417,666
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.17%, 07/25/37(a)(b)		835	785,004
BBCMS Mortgage Trust, Series 2025-C35, Class C, 6.32%, 07/15/58(b)		643	637,627
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.32%, 11/15/41		630	630,591
Series 2025-5MW, Class D, 6.58%, 10/10/42		968	980,159
Series 2025-660F, Class D, (1 mo. Term SOFR + 2.75%), 6.38%, 11/15/42		226	226,986
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.48%, 08/15/42(a)(b)		435	436,684
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.22%, 03/15/41(a)(b)		304	304,787
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.35%, 10/15/58		1,972	2,005,361
BPR Commercial Mortgage Trust(a)(b)
Series 2024-PARK, Class D, 7.23%, 11/05/39		200	204,237
Series 2025-STAR, Class B, 5.56%, 11/05/42		420	414,068
BRCK Trust(a)(b)
Series 2025-830B, Class E, 7.51%, 12/10/42		135	134,147
Series 2025-830B, Class F, 8.40%, 12/10/42		120	119,175
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.06%, 04/13/41(a)(b)		265	262,621
BX Commercial Mortgage Trust, Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 5.57%, 02/15/39(a)(b)		452	452,570
BX Trust(a)(b)
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.27%, 02/15/41		240	238,500
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 5.57%, 04/15/41		560	560,700
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 4.98%, 10/15/42		418	418,261
Series 2026-CIP, Class E, (1 mo. Term SOFR + 3.10%), 6.73%, 05/15/38		125	125,937
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	226,610
CIP Commercial Mortgage Trust(a)(b)
Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 10/15/37		658	659,645
Series 2025-SBAY, Class E, (1 mo. Term SOFR + 3.75%), 7.38%, 10/15/37		375	376,038
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 6.67%, 08/15/41(a)(b)		660	656,331
Cross 2026-NQM8 Mortgage Trust, 07/25/71(a)(c)		2,609	2,608,692
CSMC, Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 5.74%, 11/15/38(a)(b)		270	266,561
CSTL Commercial Mortgage Trust(a)(b)
Series 2026-GATE3, Class D, 5.70%, 02/10/43		127	126,508
Series 2026-GATE3, Class E, 6.55%, 02/10/43		350	350,311
DBC Mortgage Trust, Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.68%, 11/15/42(a)(b)		1,628	1,633,087
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)(b)		220	217,766
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DK Trust(a)(b)
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.48%, 08/15/37	USD	188	$ 188,294
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.88%, 08/15/37		202	202,379
Extended Stay America Trust, Series 2025-ESH, Class B, (1 mo. Term SOFR + 1.60%), 5.23%, 10/15/42(a)(b)		1,685	1,690,750
FS ORL(a)(b)
Series 2026-ORL, Class B, (1 mo. Term SOFR + 1.55%), 5.18%, 02/15/41		501	501,626
Series 2026-ORL, Class E, (1 mo. Term SOFR + 3.25%), 6.88%, 02/15/41		225	225,276
GS Mortgage Securities Corp. Trust(a)(b)
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.29%, 11/25/41		483	481,498
Series 2025-800D, Class B, (1 mo. Term SOFR + 3.45%), 7.09%, 11/25/41		500	498,594
LEX Trust(a)(b)
Series 2026-450, Class B, (1 mo. Term SOFR + 1.70%), 5.33%, 03/15/43		900	902,812
Series 2026-450, Class E, (1 mo. Term SOFR + 3.70%), 7.33%, 03/15/43		105	104,021
LQR Trust, Series 2025-CALI, Class E, (1 mo. Term SOFR + 3.95%), 7.58%, 01/15/43(a)(b)		437	436,996
MAIN Trust(a)(b)
Series 2026-OLAS, Class E, (1 mo. Term SOFR + 4.25%), 7.88%, 01/15/41		195	194,998
Series 2026-OLAS, Class F, (1 mo. Term SOFR + 5.25%), 8.88%, 01/15/41		235	234,997
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		790	789,984
MF1 Trust, Series 2021-W10, Class A, (1 mo. Term SOFR + 1.07%), 4.70%, 12/15/34(a)(b)		520	517,478
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)(b)		233	246,558
MLTI Trust, Series 2026-SF75, Class E, (1 mo. Term SOFR + 3.25%), 6.88%, 03/15/36(a)(b)		150	150,281
National Commercial Mortgage Trust, Series 2026- IND, Class C, (1 mo. Term SOFR + 1.75%), 5.38%, 06/15/43(a)(b)		560	560,874
NCMF Trust, Series 2025-MFS, Class E, 7.78%, 06/10/33(a)(b)		445	445,076
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class B, (1 mo. Term SOFR + 1.64%), 5.27%, 10/15/40(a)(b)		234	234,585
NYC Commercial Mortgage Trust, Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.37%, 10/15/40(a)(b)		490	491,684
PRM8 Trust, Series 2026-PRM8, Class E, 6.53%, 05/10/41(a)(b)		135	132,724
SLG Office Trust(a)(b)
Series 2026-OMA, Class E, 7.19%, 04/15/41		145	144,971
Series 2026-OMA, Class F, 8.19%, 04/15/41		230	230,396
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		572	570,078
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A, 5.10%, 02/25/56(a)(b)		386	380,562
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(a)(b)		620	610,702
VTR Commercial Mortgage Trust, Series 2025-STEM, Class D, 6.71%, 10/13/39(a)(b)		381	372,598
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59	USD	1,600	$ 1,593,926
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		250	247,586
Series 2025-C65, Class A5, 5.29%, 10/15/58		1,315	1,332,528
			31,191,462
Total Non-Agency Mortgage-Backed Securities — 16.9% (Cost: $144,440,950)			128,384,003
Preferred Securities
Capital Trusts — 7.0%(b)
Banks — 1.1%
Banco Mercantil del Norte SA, 8.00%(a)(l)		269	269,403
Bank of Montreal, 7.70%, 05/26/84(f)		3,000	3,138,153
Nordea Bank Abp, 3.75%(a)(l)		560	525,924
PNC Financial Services Group, Inc., Series W, 6.25%(f)(l)		4,000	4,088,984
			8,022,464
Building Materials — 0.0%
Cemex SAB de C.V., 7.20%(a)(l)		200	208,240
Capital Markets(f) — 0.5%
Bank of New York Mellon Corp., Series I, 3.75%(l)		2,845	2,825,088
State Street Corp., 4.93%, 06/01/77		624	561,534
			3,386,622
Electric Utilities — 1.2%
AES Andes SA, 8.15%, 06/10/55(a)		200	208,500
NextEra Energy Capital Holdings, Inc.(f)
5.65%, 05/01/79		4,500	4,489,454
Series CC, 6.63%, 10/01/66		3,085	3,132,500
PG&E Corp., 7.38%, 03/15/55		1,424	1,451,030
			9,281,484
Financial Services — 3.7%
Bank of America Corp., Series OO, 6.63%(f)(l)		3,635	3,747,609
Barclays PLC, 4.38%(l)		2,250	2,184,252
BNP Paribas SA, 7.75%(a)(f)(l)		3,000	3,142,599
Citigroup, Inc., Series BB, 7.20%(f)(l)		2,500	2,572,337
Credit Agricole SA, 6.70%(a)(l)		3,000	3,007,599
Goldman Sachs Group, Inc., Series W, 7.50%(f)(l)		2,500	2,624,235
HSBC Holdings PLC(l)
4.70%		465	436,070
6.00%(f)		230	230,920
JPMorgan Chase & Co.
Series II, 6.47%(f)(l)		4,000	4,010,972
Series U, 4.88%, 01/15/87		358	328,638
NatWest Group PLC, 8.13%(f)(l)		595	658,542
UBS Group AG, 9.25%(a)(f)(l)		4,700	5,429,214
			28,372,987
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd., 7.63%(h)(l)		284	274,415
Multi-Utilities — 0.1%
Promigas SA ESP/Gases del Pacifico SAC, 7.75%, 06/24/56(a)		535	544,162
Security		Par (000)	Value
Pharmaceuticals — 0.4%
CVS Health Corp.
6.75%, 12/10/54	USD	635	$ 661,569
7.00%, 03/10/55(f)		2,605	2,704,516
			3,366,085
			53,456,459

	Shares
Preferred Stocks — 0.4%(e)
Capital Markets — 0.4%
Morgan Stanley, Series F, 6.88%(l)	100,000	2,510,000
Financial Services — 0.0%
Labels Buyer LLC, 12.00%	270	221,400
IT Services — 0.0%
Veritas Newco
Series G, 12/31/49	842	16,840
Series G-1, 12/31/49	582	11,349
		28,189
		2,759,589
Total Preferred Securities — 7.4% (Cost: $55,671,280)		56,216,048

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.6%
Fannie Mae REMICS
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.08%, 02/25/55(b)	USD	120	120,872
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.23%, 05/25/55(b)		148	151,326
Series 2025-74, Class AT, 5.00%, 09/25/55		3,155	3,129,054
Series 5209, Class EQ, 3.00%, 04/25/52		1,340	1,013,211
Freddie Mac REMICS, Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.03%, 11/25/54(b)		418	421,955
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		407	387,109
Series 2022-45, Class ZA, 4.50%, 06/20/50		7,759	6,938,157
			12,161,684
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae REMICS, Series 5112, Class KI, 3.50%, 06/25/51		4,295	784,340
Ginnie Mae
Series 2019-151, Class IA, 3.50%, 12/20/49		8,125	1,471,355
Series 2020-151, Class MI, 2.50%, 10/20/50		5,381	790,480
Series 2021-175, Class IE, 4.00%, 09/20/47		3,910	831,938
			3,878,113
Mortgage-Backed Securities(f) — 18.4%
Freddie Mac Mortgage-Backed Securities
2.50%, 09/01/32		1,569	1,496,008
4.00%, 05/01/39		2,537	2,457,454
Ginnie Mae Mortgage-Backed Securities
5.50%, 07/20/55		258	263,182

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
6.00%, 07/20/55 - 11/20/55	USD	704	$ 726,228
6.50%, 11/20/55		181	189,397
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35		6,194	5,695,078
2.50%, 12/01/31		436	417,776
1.50%, 01/01/36 - 06/01/36		5,281	4,727,959
3.50%, 09/01/42 - 06/01/49		14,702	13,673,221
4.50%, 06/01/44 - 05/01/53		9,025	8,787,496
5.00%, 11/01/44 - 06/01/56		21,946	21,757,987
4.00%, 05/01/52		22,723	21,559,427
6.50%, 01/01/54		3,231	3,384,189
5.50%, 08/01/54 - 07/13/56(q)		54,116	54,543,005
			139,678,407
Total U.S. Government Sponsored Agency Securities — 20.5% (Cost: $155,568,651)			155,718,204
U.S. Treasury Obligations
U.S. Treasury Bonds
3.25%, 05/15/42		4,000	3,293,438
5.00%, 05/15/46(f)		5,200	5,239,000
2.38%, 05/15/51		1,800	1,125,703
U.S. Treasury Notes
4.25%, 05/31/33		1,000	996,250
4.38%, 05/15/36		2,700	2,685,656
Total U.S. Treasury Obligations — 1.8% (Cost: $13,339,888)			13,340,047

	Shares
Warrants
Financial Services — 0.0%
Labels Buyer LLC(e)	236	590
Total Warrants — 0.0% (Cost: $ — )		590
Total Long-Term Investments — 156.5% (Cost: $1,211,845,838)		1,187,773,472
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(r)(s)	5,881,765	$ 5,881,765
Total Short-Term Securities — 0.8% (Cost: $5,881,765)		5,881,765
Total Investments — 157.3% (Cost: $1,217,727,603)		1,193,655,237
Liabilities in Excess of Other Assets — (57.3)%		(434,912,899)
Net Assets — 100.0%		$ 758,742,338

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,485,596, representing 0.3% of its net assets as of period end, and an original cost of $2,486,583.

(l)	Perpetual security with no stated maturity date.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Represents or includes a TBA transaction.
(r)	Affiliate of the Fund.
(s)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,027,827	$ 853,938 (a)	$ —	$ —	$ —	$ 5,881,765	5,881,765	$ 119,227	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	3.77%(b)	10/08/25	Open	$ 601,776	$ 618,979	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	577,500	594,009	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	588,875	605,709	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	357,000	367,205	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	545,985	561,593	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	716,625	731,259	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	789,375	805,495	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	563,500	575,007	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	596,250	608,426	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	3,003,750	3,005,637	Corporate Bonds	Open/Demand
Banco Santander SA	3.75 (b)	01/29/26	Open	307,253	307,253	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.74 (b)	01/29/26	Open	675,000	675,000	Corporate Bonds	Open/Demand
Banco Santander SA	3.85 (b)	03/02/26	Open	180,428	182,762	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	04/08/26	Open	140,044	141,220	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	04/08/26	Open	510,180	514,680	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	04/08/26	Open	1,056,250	1,065,566	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	04/08/26	Open	554,750	559,643	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	04/08/26	Open	481,622	485,870	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	04/08/26	Open	627,309	632,841	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	04/08/26	Open	516,360	520,914	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/08/26	Open	2,083,867	2,102,733	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/08/26	Open	1,846,185	1,862,899	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/08/26	Open	2,393,750	2,415,421	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	04/08/26	Open	2,321,875	2,342,896	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/17/26	Open	478,843	482,704	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/17/26	Open	1,302,702	1,313,206	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	04/27/26	Open	3,910,000	3,936,827	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	04/27/26	Open	3,635,000	3,659,940	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	04/27/26	Open	2,677,856	2,696,229	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	04/27/26	Open	876,015	882,041	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	04/27/26	Open	2,126,250	2,140,877	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	04/27/26	Open	2,932,500	2,952,673	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	970,925	977,692	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	2,464,946	2,482,126	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	3,715,000	3,740,891	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	04/27/26	Open	2,767,500	2,786,788	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	2,455,680	2,472,839	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	516,350	519,855	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/27/26	Open	2,287,500	2,303,484	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.80 (b)	04/29/26	Open	841,995	847,594	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	04/29/26	Open	888,023	894,037	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	05/06/26	Open	2,474,931	2,489,791	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	05/06/26	Open	2,586,600	2,602,212	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	05/14/26	Open	831,600	835,891	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	05/14/26	Open	3,375,125	3,392,586	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	05/15/26	Open	1,060,510	1,065,910	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	05/29/26	Open	947,864	951,218	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	06/04/26	Open	612,000	613,740	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.57 (b)	06/08/26	Open	138,536	138,852	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.60 (b)	06/08/26	Open	168,467	168,855	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	3.80 (b)	06/08/26	Open	141,923	142,267	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	06/08/26	Open	890,663	892,825	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	06/08/26	Open	587,350	588,783	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	06/08/26	Open	891,480	893,661	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	139,834	140,178	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	564,405	565,793	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	664,780	666,415	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	381,716	382,655	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/08/26	Open	222,720	223,268	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,425,682	1,429,235	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,591,654	1,595,620	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	518,035	519,326	Corporate Bonds	Open/Demand

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.93%(b)	06/08/26	Open	$ 1,666,850	$ 1,671,003	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	528,878	530,196	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,889,550	1,894,258	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,781,794	1,786,233	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,652,490	1,656,607	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	774,578	776,507	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,410,915	1,414,431	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	2,008,545	2,013,550	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	531,259	532,582	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	2,666,867	2,673,512	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,441,640	1,445,232	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	2,735,208	2,742,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/08/26	Open	1,656,000	1,660,126	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/09/26	Open	757,328	759,133	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/09/26	Open	2,428,195	2,434,027	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/09/26	Open	1,800,303	1,804,626	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/09/26	Open	1,887,220	1,891,672	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	158,941	159,271	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	95,961	96,160	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	20,811,838	20,855,080	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	5,812,074	5,824,150	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	3,629,326	3,636,867	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	404,860	405,701	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	1,352,663	1,355,474	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	393,193	394,010	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	4,307,248	4,316,197	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	1,449,451	1,452,463	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	3,864,910	3,872,941	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	7,261,404	7,276,491	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	2,374,852	2,379,786	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	22,313,106	22,359,468	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	139,985	140,276	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	7,490,161	7,505,724	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	5,262,834	5,273,769	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	6,996,236	7,010,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	8,548,407	8,566,168	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	7,291,877	7,307,028	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	4,638,666	4,648,305	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	184,801	185,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	3.74%	06/10/26	07/13/26	$ 3,289,375	$ 3,296,210	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	4,614,053	4,623,640	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	270,020	270,581	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	4,250,104	4,258,935	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	2,141,750	2,146,200	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	170,533	170,888	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	3.74	06/10/26	07/13/26	876,608	878,429	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	(0.50)(b)	06/10/26	Open	678,170	678,368	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	06/11/26	Open	1,009,871	1,012,031	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/11/26	Open	1,357,186	1,360,097	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/11/26	Open	958,640	960,696	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/11/26	Open	1,298,600	1,301,385	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/11/26	Open	1,102,620	1,104,985	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/11/26	Open	227,205	227,693	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/11/26	Open	636,525	637,894	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	06/11/26	Open	2,083,690	2,088,170	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	2,353,125	2,358,197	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	1,252,032	1,254,731	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	2,561,310	2,566,831	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/11/26	Open	1,889,062	1,893,134	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	06/11/26	Open	3,548,642	3,556,331	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.65	06/12/26	07/09/26	363,545	364,245	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.75	06/12/26	07/09/26	739,375	740,838	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.75	06/12/26	07/09/26	934,830	936,680	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74 (b)	06/12/26	Open	2,447,782	2,452,614	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	06/17/26	Open	701,119	702,147	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	06/17/26	Open	1,076,250	1,077,828	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.50 (b)	06/17/26	Open	1,573,000	1,575,141	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	1,637,966	1,640,444	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/17/26	Open	1,599,797	1,602,218	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89	06/17/26	Open	1,369,900	1,371,972	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.65	06/22/26	07/31/26	1,115,839	1,116,857	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.70	06/22/26	07/31/26	396,611	396,978	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.70	06/22/26	07/31/26	2,351,025	2,353,200	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	2,175,400	2,177,439	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	470,000	470,441	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	2,237,812	2,239,910	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.75	06/22/26	07/31/26	1,370,325	1,371,610	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.80	06/22/26	07/31/26	1,383,060	1,384,374	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.80	06/22/26	07/31/26	1,397,250	1,398,577	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.80	06/22/26	07/31/26	1,422,750	1,424,102	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.80	06/22/26	07/31/26	1,575,334	1,576,830	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.80	06/22/26	07/31/26	1,928,125	1,929,957	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.83	06/22/26	07/31/26	984,668	985,610	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.83	06/22/26	07/31/26	1,705,088	1,706,721	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.83	06/22/26	07/31/26	2,064,462	2,066,439	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	3.87	06/22/26	07/31/26	2,089,171	2,091,192	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.64	06/25/26	07/07/26	896,535	897,079	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.78	06/25/26	07/07/26	1,068,000	1,068,673	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.79	06/25/26	07/07/26	1,955,000	1,956,235	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.79	06/25/26	07/07/26	922,500	923,083	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.79	06/25/26	07/07/26	1,867,500	1,868,680	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.83	06/25/26	07/07/26	1,231,875	1,232,661	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.85	06/25/26	07/07/26	587,466	587,843	Foreign Agency Obligations	Up to 30 Days
BNP Paribas SA	3.87	06/25/26	07/07/26	1,263,947	1,264,763	Corporate Bonds	Up to 30 Days

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	3.87%	06/25/26	07/07/26	$ 2,382,100	$ 2,383,636	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	2,032,625	2,033,939	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	921,063	921,658	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	1,842,094	1,843,285	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.88	06/25/26	07/07/26	832,370	832,908	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	1,174,395	1,175,156	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	2,356,362	2,357,890	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	844,245	844,792	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	2,822,316	2,824,146	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/25/26	07/07/26	2,297,790	2,299,280	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	2,758,335	2,760,128	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	639,855	640,271	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	2,872,000	2,873,867	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	452,619	452,913	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	632,790	633,201	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	815,775	816,305	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	1,842,236	1,843,434	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/25/26	07/07/26	698,700	699,154	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.95	06/25/26	07/07/26	2,316,974	2,318,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.75	06/25/26	09/14/26	973,175	973,621	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	06/25/26	09/14/26	339,184	339,376	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	06/25/26	09/14/26	1,119,156	1,119,800	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	06/25/26	09/14/26	164,318	164,412	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	207,480	207,604	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	840,360	840,864	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	59,719	59,755	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	192,003	192,118	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	1,266,064	1,266,823	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	805,695	806,178	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	689,838	690,251	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	09/14/26	339,900	340,104	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	06/25/26	Open	320,219	320,219	Corporate Bonds	31-90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	703,421	703,849	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	626,453	626,834	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	70,204	70,246	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	1,080,984	1,081,641	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	539,963	540,291	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	06/25/26	09/14/26	1,459,937	1,460,826	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	732,594	733,046	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	103,435	103,499	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	31,395	31,414	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	475,404	475,697	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	763,823	764,294	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/25/26	09/14/26	475,160	475,453	Foreign Agency Obligations	31 - 90 Days
BofA Securities, Inc.	3.75	06/25/26	09/14/26	723,290	723,742	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.77	06/25/26	Open	3,003,750	3,065,089	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.77	06/25/26	09/14/26	4,297,500	4,300,200	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.78	06/25/26	09/14/26	1,925,000	1,926,213	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.79	06/25/26	09/14/26	1,905,000	1,906,203	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.79	06/25/26	09/14/26	1,011,500	1,012,139	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/25/26	09/14/26	1,272,375	1,273,191	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	06/25/26	09/14/26	794,690	795,200	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.90	06/25/26	09/14/26	59,573	59,611	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.80	06/26/26	07/07/26	116,325	116,386	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/26/26	07/07/26	699,118	699,496	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.89	06/26/26	07/07/26	724,723	725,114	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90	06/26/26	07/07/26	547,215	547,511	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.55	06/26/26	07/24/26	253,313	253,437	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.65	06/26/26	07/24/26	129,539	129,605	Foreign Agency Obligations	Up to 30 Days
Barclays Bank PLC	3.69	06/26/26	07/24/26	427,323	427,542	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	06/26/26	07/24/26	213,525	213,635	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	524,790	525,063	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	3.74%	06/26/26	07/24/26	$ 3,780,000	$ 3,781,964	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	652,000	652,339	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	818,750	819,175	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	4,096,990	4,099,118	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	557,200	557,489	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	1,345,500	1,346,199	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	1,472,737	1,473,503	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	1,448,325	1,449,077	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	1,799,725	1,800,660	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	466,875	467,118	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	393,000	393,204	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	915,000	915,475	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	06/26/26	07/24/26	526,875	527,149	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.85	06/26/26	07/24/26	1,702,290	1,703,200	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.85	06/26/26	07/24/26	1,872,000	1,873,001	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.85	06/26/26	07/24/26	3,075,901	3,077,546	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	1,378,004	1,378,751	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	593,381	593,703	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	268,613	268,758	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	482,670	482,931	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	868,805	869,276	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	1,857,100	1,858,106	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	854,205	854,668	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	1,111,628	1,112,230	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	739,306	739,707	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	1,732,400	1,733,338	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/26/26	07/24/26	2,421,000	2,422,311	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	06/26/26	07/24/26	2,281,250	2,282,435	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/26/26	07/24/26	1,741,384	1,742,315	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	06/26/26	07/24/26	1,594,889	1,595,742	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	2,510,032	2,511,391	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	1,699,809	1,700,729	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	06/26/26	07/24/26	2,060,110	2,061,226	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.86	06/26/26	07/31/26	1,770,000	1,770,949	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.65	06/26/26	09/14/26	644,929	645,256	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	06/26/26	09/14/26	1,018,850	1,019,374	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.90 (b)	06/26/26	Open	1,934,251	1,935,299	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	06/26/26	Open	364,388	364,580	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/26/26	Open	1,201,429	1,202,085	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.93 (b)	06/26/26	Open	1,397,790	1,398,553	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	06/26/26	Open	1,992,076	1,993,144	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.88 (b)	06/26/26	Open	2,828,750	2,830,274	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/26/26	Open	1,479,382	1,480,182	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/26/26	Open	1,202,000	1,202,649	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	06/26/26	Open	2,815,062	2,816,583	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	06/26/26	Open	1,895,400	1,896,427	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.90 (b)	06/26/26	Open	876,348	876,823	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.90	06/30/26	07/24/26	2,967,135	2,967,456	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90	06/30/26	07/24/26	1,581,255	1,581,426	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	3.79 (b)	06/30/26	Open	331,976	332,011	Corporate Bonds	Open/Demand
				$ 441,933,163	$ 443,076,673

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	2,380	09/30/26	$ 490,485	$ (236,474)
5-Year U.S. Treasury Note	19	09/30/26	2,032	(3,168)
				(239,642)
Short Contracts
10-Year U.S. Treasury Note	1,035	09/21/26	113,591	(740,572)
10-Year U.S. Ultra Long Treasury Note	419	09/21/26	47,046	(240,817)
U.S. Long Bond	551	09/21/26	62,297	(1,049,338)
Ultra U.S. Treasury Bond	184	09/21/26	21,269	(329,223)
				(2,359,950)
				$ (2,599,592)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	148,001	EUR	125,000	BNP Paribas SA	07/16/26	$ 5,095
USD	159,840	EUR	134,993	BNP Paribas SA	07/16/26	5,510
USD	167,614	EUR	141,558	BNP Paribas SA	07/16/26	5,778
USD	170,709	EUR	144,179	BNP Paribas SA	07/16/26	5,877
USD	171,494	EUR	144,833	BNP Paribas SA	07/16/26	5,914
USD	182,542	EUR	154,162	BNP Paribas SA	07/16/26	6,297
USD	242,536	EUR	204,834	BNP Paribas SA	07/16/26	8,360
USD	251,268	EUR	212,212	BNP Paribas SA	07/16/26	8,657
USD	251,311	EUR	212,250	BNP Paribas SA	07/16/26	8,656
USD	267,121	EUR	225,595	BNP Paribas SA	07/16/26	9,210
USD	293,162	EUR	247,584	BNP Paribas SA	07/16/26	10,112
USD	343,727	EUR	290,295	BNP Paribas SA	07/16/26	11,848
USD	364,797	EUR	308,084	BNP Paribas SA	07/16/26	12,580
USD	1,717,268	EUR	1,450,357	BNP Paribas SA	07/16/26	59,152
USD	175,795	EUR	148,573	Credit Agricole Corporate and Investment Bank	07/16/26	5,939
USD	232,849	EUR	198,706	Deutsche Bank AG	07/16/26	5,679
USD	363,410	EUR	311,933	Goldman Sachs International	07/16/26	6,794
USD	116,990	EUR	98,991	State Street Bank and Trust Co.	07/16/26	3,819
USD	118,178	EUR	101,508	State Street Bank and Trust Co.	07/16/26	2,129
USD	118,253	EUR	101,573	State Street Bank and Trust Co.	07/16/26	2,130
USD	118,324	EUR	100,119	State Street Bank and Trust Co.	07/16/26	3,863
USD	118,604	EUR	100,357	State Street Bank and Trust Co.	07/16/26	3,872
USD	120,500	EUR	103,503	State Street Bank and Trust Co.	07/16/26	2,171
USD	124,114	EUR	106,607	State Street Bank and Trust Co.	07/16/26	2,236
USD	124,178	EUR	106,662	State Street Bank and Trust Co.	07/16/26	2,237
USD	129,813	EUR	111,502	State Street Bank and Trust Co.	07/16/26	2,338
USD	169,775	EUR	143,654	State Street Bank and Trust Co.	07/16/26	5,543
USD	176,796	EUR	149,595	State Street Bank and Trust Co.	07/16/26	5,772
USD	303,912	EUR	257,153	State Street Bank and Trust Co.	07/16/26	9,922
USD	348,782	EUR	299,585	State Street Bank and Trust Co.	07/16/26	6,283
USD	395,987	EUR	335,063	State Street Bank and Trust Co.	07/16/26	12,928
USD	595,845	EUR	511,000	Wells Fargo Bank N.A.	09/16/26	10,130
USD	28,186	GBP	21,000	UBS AG	09/16/26	330
						257,161
EUR	297	USD	352	HSBC Bank PLC	07/16/26	(12)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,072	USD	4,822	HSBC Bank PLC	07/16/26	$ (166)
USD	263,555	EUR	231,000	JPMorgan Chase Bank N.A.	09/16/26	(1,221)
						(1,399)
						$ 255,762
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V2	5.00%	Quarterly	06/20/31	USD	8,478	$ (695,825)	$ (684,004)	$ (11,821)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/31	BBB+	USD	10	$ 223	$ 222	$ 1

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	8,083	$ 839,672	$ 481,862	$ 357,810
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Barclays Bank PLC	01/17/47	D	USD	3,233	$ (335,869)	$ (134,921)	$ (200,948)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	1,617	(167,935)	(67,383)	(100,552)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	3,233	(335,869)	(66,666)	(269,203)
								$ (839,673)	$ (268,970)	$ (570,703)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 222	$ (684,004)	$ 1	$ (11,821)
OTC Swaps	481,862	(268,970)	357,810	(570,703)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 257,161	$ —	$ —	$ 257,161
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	1	—	—	—	—	1
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	839,672	—	—	—	—	839,672
	$ —	$ 839,673	$ —	$ 257,161	$ —	$ —	$ 1,096,834
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 2,599,592	$ —	$ 2,599,592
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,399	—	—	1,399
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	11,821	—	—	—	—	11,821
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	839,673	—	—	—	—	839,673
	$ —	$ 851,494	$ —	$ 1,399	$ 2,599,592	$ —	$ 3,452,485

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 65,896	$ —	$ 65,896
Forward foreign currency exchange contracts	—	—	—	47,598	—	—	47,598
Swaps	—	15,838	—	—	—	—	15,838
	$ —	$ 15,838	$ —	$ 47,598	$ 65,896	$ —	$ 129,332
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (3,649,833)	$ —	$ (3,649,833)
Forward foreign currency exchange contracts	—	—	—	270,623	—	—	270,623
Swaps	—	79,123	—	—	—	—	79,123
	$ —	$ 79,123	$ —	$ 270,623	$ (3,649,833)	$ —	$ (3,300,087)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$560,714,469
Average notional value of contracts — short	236,280,375
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	17,399,756
Average amounts sold — in USD	4,973
Credit default swaps:
Average notional value — buy protection	15,961,102
Average notional value — sell protection	13,563,169
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,539,203	$ 395,545
Forward foreign currency exchange contracts	257,161	1,399
Swaps — centrally cleared	5,359	—
Swaps — OTC(a)	839,672	839,673
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,641,395	1,236,617
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,544,562)	(395,545)
Total derivative assets and liabilities subject to an MNA	$ 1,096,833	$ 841,072

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)(c)
BNP Paribas SA	$ 163,046	$ —	$ —	$ —	$ 163,046
Credit Agricole Corporate and Investment Bank	5,939	—	—	—	5,939
Deutsche Bank AG	845,351	—	—	(845,351)	—
Goldman Sachs International	6,794	—	—	—	6,794
State Street Bank and Trust Co.	65,243	—	—	—	65,243
UBS AG	330	—	—	—	330
Wells Fargo Bank N.A.	10,130	—	—	—	10,130
	$ 1,096,833	$ —	$ —	$ (845,351)	$ 251,482

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)(d)
Barclays Bank PLC	$ 839,673	$ —	$ —	$ (750,000)	$ 89,673
HSBC Bank PLC	178	—	—	—	178
JPMorgan Chase Bank N.A.	1,221	—	—	—	1,221
	$ 841,072	$ —	$ —	$ (750,000)	$ 91,072

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 72,738,224	$ 1,098,900	$ 73,837,124
Common Stocks	—	14,326	64,165	78,491

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 722,616,293	$ 676,000	$ 723,292,293
Floating Rate Loan Interests	—	1,885,807	348,903	2,234,710
Foreign Agency Obligations	—	29,965,942	—	29,965,942
Municipal Bonds	—	4,706,020	—	4,706,020
Non-Agency Mortgage-Backed Securities	—	128,384,003	—	128,384,003
Preferred Securities
Capital Trusts	—	53,456,459	—	53,456,459
Preferred Stocks
Capital Markets	2,510,000	—	—	2,510,000
Financial Services	—	221,400	—	221,400
IT Services	—	28,189	—	28,189
U.S. Government Sponsored Agency Securities	—	155,718,204	—	155,718,204
U.S. Treasury Obligations	—	13,340,047	—	13,340,047
Warrants	—	590	—	590
Short-Term Securities
Money Market Funds	5,881,765	—	—	5,881,765
	$8,391,765	$1,183,075,504	$2,187,968	$1,193,655,237
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 357,811	$ —	$ 357,811
Foreign Currency Exchange Contracts	—	257,161	—	257,161
Liabilities
Credit Contracts	—	(582,524)	—	(582,524)
Foreign Currency Exchange Contracts	—	(1,399)	—	(1,399)
Interest Rate Contracts	(2,599,592)	—	—	(2,599,592)
	$(2,599,592)	$31,049	$—	$(2,568,543)

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $443,076,673 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	DSU	FRA	BKT	BLW
ASSETS
Investments, at value — unaffiliated(a)	$ 726,067,863	$ 511,553,688	$ 525,262,314	$ 805,482,445
Investments, at value — affiliated(b)	24,755,200	4,061,387	1,251,920	6,173,706
Cash	1,593,151	—	—	—
Cash pledged:
Collateral — reverse repurchase agreements	—	—	—	34,183
Futures contracts	159,000	49,000	824,000	2,054,470
Centrally cleared swaps	33,000	—	—	448,000
Foreign currency, at value(c)	18,203	1,053	—	635,633
Receivables:
Investments sold	6,817,615	6,358,023	—	4,217,477
Reverse repurchase agreements	—	—	—	1,249,183
TBA sale commitments	—	—	573,283	—
Capital shares sold	441,193	—	—	—
Dividends — unaffiliated	10,018	8,014	—	23,895
Dividends — affiliated	18,865	1,593	11,054	9,780
Interest — unaffiliated	6,012,696	3,205,668	3,678,228	9,154,050
Principal paydowns	—	—	—	13,562
Variation margin on futures contracts	39,922	12,344	144,216	267,375
Swap premiums paid	—	—	—	10,577
Unrealized appreciation on:
Forward foreign currency exchange contracts	37,894	3,410	—	302,724
OTC swaps	228,065	—	—	92,318
Unfunded floating rate loan interests	28,699	24,542	—	15,964
Deferred offering costs	203,312	214,807	280,695	136,382
Prepaid expenses	46,989	22,004	31,925	30,307
Total assets	766,511,685	525,515,533	532,057,635	830,352,031
LIABILITIES
Bank overdraft	—	113,612	78,120	175,336
Cash received as collateral for reverse repurchase agreements	—	—	—	294,183
TBA sale commitments, at value(d)	—	—	571,133	—
Reverse repurchase agreements, at value	—	—	128,535,066	281,234,674
Payables:
Investments purchased	32,747,891	26,948,344	44,340,720	27,386,090
Reverse repurchase agreements	—	—	—	1,726,281
Accounting services fees	27,326	23,272	17,244	30,626
Administration fees	—	—	44,062	—
Bank borrowings	110,000,000	94,000,000	—	—
Custodian fees	7,965	5,868	6,143	14,239
Income dividend distributions	—	147,994	154,707	148,486
Interest expense and fees	452,807	403,420	8,554	—
Investment advisory fees	321,693	306,574	190,694	418,848
Offering costs	—	35,466	—	26,282
Directors’ and Officer’s fees	272,383	5,608	144,923	366,827
Principal payups	—	—	993,948	—
Professional fees	69,708	58,018	28,459	57,544
Reorganization costs	—	—	161,540	—
Transfer agent fees	36,589	24,597	18,976	28,050
Variation margin on futures contracts	—	—	—	256,003
Variation margin on centrally cleared swaps	260	—	—	2,495
Swap premiums received	72,138	—	—	29,279

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026
	DSU	FRA	BKT	BLW
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 139
OTC swaps	—	—	—	871
Unfunded floating rate loan interests	29,881	24,675	—	10,967
Total liabilities	144,038,641	122,097,448	175,294,289	312,207,220
Commitments and contingent liabilities
NET ASSETS	$ 622,473,044	$ 403,418,085	$ 356,763,346	$ 518,144,811
NET ASSETS CONSIST OF
Paid-in capital(e)(f)(g)	$ 803,398,292	$ 507,365,893	$ 551,794,856	$ 643,907,716
Accumulated loss	(180,925,248)	(103,947,808)	(195,031,510)	(125,762,905)
NET ASSETS	$ 622,473,044	$ 403,418,085	$ 356,763,346	$ 518,144,811
Net asset value	$ 9.61	$ 11.38	$ 11.01	$ 13.25
(a) Investments, at cost—unaffiliated	$751,134,656	$526,890,089	$549,689,274	$813,978,307
(b) Investments, at cost—affiliated	$24,744,349	$4,061,187	$1,251,920	$6,173,706
(c) Foreign currency, at cost	$17,856	$1,061	$—	$667,159
(d) Proceeds from TBA sale commitments	$—	$—	$573,283	$—
(e) Shares outstanding	64,782,943	35,434,758	32,388,952	39,099,064
(f) Shares authorized	400 million	200 million	200 million	Unlimited
(g) Par value	$0.10	$0.10	$0.010	$0.001
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

BIT
ASSETS
Investments, at value — unaffiliated(a)	$ 1,187,773,472
Investments, at value — affiliated(b)	5,881,765
Cash pledged:
Collateral — reverse repurchase agreements	533,000
Collateral — OTC derivatives	750,000
Futures contracts	6,395,400
Centrally cleared swaps	450,000
Foreign currency, at value(c)	927,386
Receivables:
Investments sold	3,439,926
Reverse repurchase agreements	1,936,062
Dividends — unaffiliated	43,446
Dividends — affiliated	22,512
Interest — unaffiliated	16,525,726
Variation margin on futures contracts	1,539,203
Variation margin on centrally cleared swaps	5,359
Swap premiums paid	481,862
Unrealized appreciation on:
Forward foreign currency exchange contracts	257,161
OTC swaps	357,810
Deferred offering costs	337,014
Prepaid expenses	52,359
Total assets	1,227,709,463
LIABILITIES
Bank overdraft	4,060,276
Cash received:
Collateral — reverse repurchase agreements	793,000
Collateral — OTC derivatives	1,270,000
Reverse repurchase agreements, at value	443,076,673
Payables:
Investments purchased	16,998,870
Accounting services fees	32,997
Custodian fees	15,331
Income dividend distributions	202,208
Investment advisory fees	856,933
Directors’ and Officer’s fees	149,594
Principal payups	122,449
Professional fees	120,110
Transfer agent fees	32,067
Variation margin on futures contracts	395,545
Swap premiums received	268,970

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026
BIT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 1,399
OTC swaps	570,703
Total liabilities	468,967,125
Commitments and contingent liabilities
NET ASSETS	$ 758,742,338
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 845,510,979
Accumulated loss	(86,768,641)
NET ASSETS	$ 758,742,338
Net asset value	$ 13.30
(a) Investments, at cost—unaffiliated	$1,211,845,838
(b) Investments, at cost—affiliated	$5,881,765
(c) Foreign currency, at cost	$951,097
(d) Shares outstanding	57,062,709
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	DSU	FRA	BKT	BLW
INVESTMENT INCOME
Dividends — unaffiliated	$966,469	$457,578	$—	$607,860
Dividends — affiliated	466,140	34,047	62,500	58,877
Interest — unaffiliated	22,941,369	16,691,520	10,881,146	26,727,186
Payment-in-kind interest — unaffiliated	313,731	322,755	—	311,489
Other income — unaffiliated	214,202	173,121	—	128,510
Total investment income	24,901,911	17,679,021	10,943,646	27,833,922
EXPENSES
Investment advisory	1,985,193	1,909,909	1,178,925	2,337,810
Offering	204,490	—	—	—
Professional	69,329	63,611	29,864	65,282
Accounting services	55,587	43,662	38,873	59,298
Transfer agent	32,276	19,021	34,870	27,867
Directors and Officer	24,665	11,764	15,016	28,096
Custodian	20,797	13,823	16,068	28,632
Registration	10,780	6,487	5,246	9,394
Printing and postage	8,286	10,475	8,831	20,854
Administration	—	—	272,060	—
Miscellaneous	29,259	16,674	27,612	30,543
Total expenses excluding interest expense	2,440,662	2,095,426	1,627,365	2,607,776
Interest expense and fees — unaffiliated	2,437,645	2,326,235	2,090,464	5,787,335
Total expenses	4,878,307	4,421,661	3,717,829	8,395,111
Less fees waived and/or reimbursed by the Manager	(39,568)	(4,590)	(1,371)	(1,250)
Total expenses after fees waived and/or reimbursed	4,838,739	4,417,071	3,716,458	8,393,861
Net investment income	20,063,172	13,261,950	7,227,188	19,440,061
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,634,191)	(4,301,301)	(749,880)	(2,221,055)
Investments — affiliated	—	9,119	—	—
Borrowed bonds	—	—	137,473	—
Forward foreign currency exchange contracts	53,045	5,373	—	311,239
Foreign currency transactions	2,277	5,754	—	26,522
Futures contracts	272,419	66,563	(21,773)	(3,391,963)
Swaps	34,344	—	—	130,548
	(3,272,106)	(4,214,492)	(634,180)	(5,144,709)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(12,165,604)	(7,828,191)	(5,172,382)	(12,462,497)
Investments — affiliated	(64,913)	(9,769)	—	—
Borrowed bonds	—	—	(137,690)	—
Forward foreign currency exchange contracts	34,152	3,410	—	282,706
Foreign currency translations	(1,247)	(5,021)	—	(24,689)
Futures contracts	(148,421)	(43,528)	(260,958)	(772,177)
Swaps	(263,614)	—	—	(138,858)
Unfunded floating rate loan interests	(13,000)	(4,989)	—	2,192
	(12,622,647)	(7,888,088)	(5,571,030)	(13,113,323)
Net realized and unrealized loss	(15,894,753)	(12,102,580)	(6,205,210)	(18,258,032)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,168,419	$1,159,370	$1,021,978	$1,182,029
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

BIT
INVESTMENT INCOME
Dividends — unaffiliated	$86,415
Dividends — affiliated	119,227
Interest — unaffiliated	37,487,420
Payment-in-kind interest — unaffiliated	323,064
Foreign taxes withheld	(1,828)
Total investment income	38,014,298
EXPENSES
Investment advisory	4,720,441
Accounting services	73,659
Professional	72,150
Custodian	33,597
Transfer agent	32,425
Directors and Officer	27,617
Registration	13,663
Printing and postage	7,652
Miscellaneous	37,834
Total expenses excluding interest expense	5,019,038
Interest expense — unaffiliated	7,370,542
Total expenses	12,389,580
Less fees waived and/or reimbursed by the Manager	(2,588)
Total expenses after fees waived and/or reimbursed	12,386,992
Net investment income	25,627,306
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	800,528
Forward foreign currency exchange contracts	47,598
Foreign currency transactions	151,669
Futures contracts	65,896
Swaps	15,838
1,081,529
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(16,116,336)
Forward foreign currency exchange contracts	270,623
Foreign currency translations	(17,415)
Futures contracts	(3,649,833)
Swaps	79,123
Unfunded floating rate loan interests	(3,206)
(19,437,044)
Net realized and unrealized loss	(18,355,515)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,271,791
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	DSU		FRA
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,063,172	$42,408,682	$13,261,950	$32,242,547
Net realized loss	(3,272,106)	(6,348,199)	(4,214,492)	(7,217,622)
Net change in unrealized appreciation (depreciation)	(12,622,647)	2,644,959	(7,888,088)	(615,745)
Net increase in net assets resulting from operations	4,168,419	38,705,442	1,159,370	24,409,180
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(37,619,115)(b)	(42,394,719)	(26,329,443)(b)	(32,180,588)
Return of capital	—	(25,068,150)	—	(20,388,439)
Decrease in net assets resulting from distributions to shareholders	(37,619,115)	(67,462,869)	(26,329,443)	(52,569,027)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	24,224,190	106,993,712	—	—
Reinvestment of distributions	898,763	1,902,719	—	1,628,631
Net increase in net assets derived from capital share transactions	25,122,953	108,896,431	—	1,628,631
NET ASSETS
Total increase (decrease) in net assets	(8,327,743)	80,139,004	(25,170,073)	(26,531,216)
Beginning of period	630,800,787	550,661,783	428,588,158	455,119,374
End of period	$622,473,044	$630,800,787	$403,418,085	$428,588,158

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BKT		BLW
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,227,188	$6,355,829	$19,440,061	$40,653,898
Net realized loss	(634,180)	(2,326,803)	(5,144,709)	(3,137,414)
Net change in unrealized appreciation (depreciation)	(5,571,030)	20,772,435	(13,113,323)	9,367,549
Net increase in net assets resulting from operations	1,021,978	24,801,461	1,182,029	46,884,033
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(17,140,233)(b)	(10,481,755)	(26,552,776)(b)	(40,835,982)
Return of capital	—	(15,867,369)	—	(11,285,802)
Decrease in net assets resulting from distributions to shareholders	(17,140,233)	(26,349,124)	(26,552,776)	(52,121,784)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	—	32,187,100
Net proceeds from the issuance of shares due to reorganization	—	35,673,791	—	—
Proceeds from rights offering (Note 11)	—	87,126,281	—	—
Reinvestment of distributions	—	—	199,736	2,075,736
Redemption of shares due to reorganization	—	(341)	—	—
Net increase in net assets derived from capital share transactions	—	122,799,731	199,736	34,262,836
NET ASSETS
Total increase (decrease) in net assets	(16,118,255)	121,252,068	(25,171,011)	29,025,085
Beginning of period	372,881,601	251,629,533	543,315,822	514,290,737
End of period	$356,763,346	$372,881,601	$518,144,811	$543,315,822

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BIT
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,627,306	$43,364,368
Net realized gain (loss)	1,081,529	(2,057,040)
Net change in unrealized appreciation (depreciation)	(19,437,044)	13,927,361
Net increase in net assets resulting from operations	7,271,791	55,234,689
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(42,351,943)(b)	(42,280,987)
Return of capital	—	(25,400,669)
Decrease in net assets resulting from distributions to shareholders	(42,351,943)	(67,681,656)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	41,322,413
Proceeds from rights offering (Note 11)	—	185,596,458
Reinvestment of distributions	—	1,494,688
Net increase in net assets derived from capital share transactions	—	228,413,559
NET ASSETS
Total increase (decrease) in net assets	(35,080,152)	215,966,592
Beginning of period	793,822,490	577,855,898
End of period	$758,742,338	$793,822,490

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited)
Six Months Ended June 30, 2026

	DSU	FRA	BKT	BLW
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,168,419	$1,159,370	$1,021,978	$1,182,029
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	150,844,492	127,169,401	490,361,815	233,964,977
Purchases of long-term investments	(147,962,031)	(88,473,551)	(526,922,564)	(211,784,156)
Net proceeds from sales (purchases) of short-term securities	(7,079,246)	(2,297,226)	409,149	(2,094,464)
Amortization of premium and accretion of discount on investments and other fees	(566,124)	(369,605)	4,068,700	(967,560)
Paid-in-kind income	(313,731)	(322,755)	—	(311,489)
Payments for borrowed bonds	—	—	(704,874)	—
Net realized loss on investments and borrowed bonds	3,643,308	4,297,694	630,152	2,236,764
Net unrealized (appreciation) depreciation on investments, swaps, borrowed bonds, forward foreign currency exchange contracts, foreign currency translations and unfunded floating rate loan interests	12,478,367	7,844,560	5,310,072	12,383,612
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(18,577)	(390)	(5,696)	(5,983)
Dividends — unaffiliated	(10,018)	(8,014)	—	263
Interest — unaffiliated	398,923	274,322	(898,247)	535,321
Variation margin on futures contracts	(27,391)	(6,000)	(97,935)	(176,609)
Variation margin on centrally cleared swaps	—	—	—	1,291
Swap premiums paid	—	—	—	(1,305)
Prepaid expenses	(46,866)	(21,912)	(31,866)	(24,653)
Deferred offering costs.	(86,574)	—	(23,940)	—
Increase (Decrease) in Liabilities
Cash received
Payables
Accounting services fees	(7,854)	(7,939)	(4,580)	(10,192)
Administration fees	—	—	(3,643)	—
Custodian fees	(4,675)	(3,191)	(1,993)	(7,584)
Interest expense and fees	(51,485)	(115,183)	59,917	(1,558,518)
Investment advisory fees	(20,541)	(43,106)	(15,919)	28,439
Directors’ and Officer’s fees	(26,895)	5,381	(7,940)	(20,849)
Other accrued expenses	(1,183)	(1,094)	—	(2,347)
Professional fees	(27,977)	(39,962)	(15,700)	(33,947)
Reorganization costs	—	—	(595)	—
Transfer agent fees	10,682	5,975	11,421	11,672
Variation margin on futures contracts	—	—	(40,931)	100,746
Variation margin on centrally cleared swaps	90	—	—	2,495
Swap premiums received	(118,963)	—	—	(90,870)
Net cash provided by (used for) operating activities	15,174,150	49,046,775	(26,903,219)	33,357,083
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(36,720,352)	(26,332,321)	(17,082,847)	(26,400,932)
Payments for offering costs	—	(53,580)	—	(31,098)
Payments for bank borrowings	(96,000,000)	(91,000,000)	—	—
Proceeds from bank borrowings	93,000,000	68,000,000	—	—
Increase (decrease) in bank overdraft	—	113,612	(17,333)	175,336
Proceeds from issuance of capital shares	23,835,714	—	—	—
Net borrowing of reverse repurchase agreements	—	—	43,789,399	(8,602,558)
Net cash provided by (used for) for financing activities	(15,884,638)	(49,272,289)	26,689,219	(34,859,252)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(270)	(5,021)	—	(16,064)
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026
	DSU	FRA	BKT	BLW
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	$(710,758)	$(230,535)	$(214,000)	$(1,518,233)
Restricted and unrestricted cash and foreign currency at beginning of period	2,514,112	280,588	1,038,000	4,690,519
Restricted and unrestricted cash and foreign currency at end of period	$1,803,354	$50,053	$824,000	$3,172,286
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,489,130	$2,441,418	$2,030,547	$7,345,853
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$898,763	$—	$—	$199,736
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$1,593,151	$—	$—	$—
Cash pledged
Collateral — reverse repurchase agreements	—	—	—	34,183
Futures contracts	159,000	49,000	824,000	2,054,470
Centrally cleared swaps	33,000	—	—	448,000
Foreign currency at value	18,203	1,053	—	635,633
	$1,803,354	$50,053	$824,000	$3,172,286
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026

BIT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$7,271,791
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	673,197,046
Purchases of long-term investments	(747,085,368)
Net purchases of short-term securities	(7,584,994)
Amortization of premium and accretion of discount on investments and other fees	(2,195,218)
Paid-in-kind income	(323,064)
Net realized gain on investments	(800,528)
Net unrealized (appreciation) depreciation on investments, swaps, forward foreign currency exchange contracts, foreign currency translations and unfunded floating rate loan interests	15,813,135
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(18,650)
Dividends — unaffiliated	469
Interest — unaffiliated	(2,028,458)
Variation margin on futures contracts	(823,543)
Variation margin on centrally cleared swaps	(3,726)
Swap premiums paid	142,165
Prepaid expenses	(48,911)
Deferred offering costs.	(177,522)
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	412,000
Payables
Accounting services fees	(9,278)
Custodian fees	(4,293)
Interest expense	(95,203)
Investment advisory fees	94,090
Directors’ and Officer’s fees	(12,017)
Professional fees	(17,959)
Transfer agent fees	12,746
Variation margin on futures contracts	333,763
Swap premiums received	(74,729)
Net cash used for operating activities	(64,026,256)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(42,375,056)
Increase in bank overdraft	4,060,276
Net borrowing of reverse repurchase agreements	104,814,526
Net cash provided by financing activities	66,499,746
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(9,353)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	2,464,137
Restricted and unrestricted cash and foreign currency at beginning of period	6,591,649
Restricted and unrestricted cash and foreign currency at end of period	$9,055,786
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$7,465,745
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026
BIT
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash pledged
Collateral — reverse repurchase agreements	$533,000
Collateral — OTC derivatives	750,000
Futures contracts	6,395,400
Centrally cleared swaps	450,000
Foreign currency at value	927,386
$9,055,786
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	DSU
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$10.14	$10.63	$10.89	$10.44	$11.56	$11.55
Net investment income(a)	0.32	0.74	0.94	0.99	0.72	0.61
Net realized and unrealized gain (loss)	(0.26)	(0.05)	(0.02)	0.51	(1.14)	0.13
Net increase (decrease) from investment operations	0.06	0.69	0.92	1.50	(0.42)	0.74
Distributions(b)
From net investment income	(0.59)(c)	(0.74)	(0.95)	(0.99)	(0.68)	(0.62)
Return of capital	—	(0.44)	(0.23)	(0.06)	(0.02)	(0.11)
Total distributions	(0.59)	(1.18)	(1.18)	(1.05)	(0.70)	(0.73)
Net asset value, end of period	$9.61	$10.14	$10.63	$10.89	$10.44	$11.56
Market price, end of period	$9.70	$10.18	$10.76	$10.79	$9.20	$11.70
Total Return(d)
Based on net asset value	0.67%(e)	6.93%	8.93%	15.74%	(2.97)%	6.67%
Based on market price	1.21%(e)	6.06%	11.28%	30.14%	(15.51)%	19.33%
Ratios to Average Net Assets(f)
Total expenses	1.54%(g)(h)(i)	1.69%	2.32%	2.47%	1.90%	1.34%
Total expenses after fees waived and/or reimbursed	1.53%(g)(h)(i)	1.69%	2.31%	2.47%	1.90%	1.34%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	0.71%(g)	0.73%	0.79%	0.79%	0.84%	0.92%
Net investment income	6.48%(g)	7.22%	8.72%	9.25%	6.65%	5.21%
Supplemental Data
Net assets, end of period (000)	$622,473	$630,801	$550,662	$507,398	$486,565	$538,681
Borrowings outstanding, end of period (000)	$110,000	$113,000	$102,000	$149,000	$164,000	$248,000
Asset coverage, end of period per $1,000 of bank borrowings(j)	$6,659	$6,582	$6,399	$4,405	$3,967	$3,172
Portfolio turnover rate	21%	38%	43%	30%	18%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.51% and 1.50%, respectively.
(i)
Offering costs is not annualized in the calculation of the expense ratios. If the expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.58% and 1.56%, respectively.

(j)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	FRA
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$12.10	$12.89	$13.26	$12.81	$13.85	$13.81
Net investment income(a)	0.37	0.91	1.16	1.24	0.84	0.67
Net realized and unrealized gain (loss)	(0.35)	(0.21)	(0.04)	0.53	(1.11)	0.17
Net increase (decrease) from investment operations	0.02	0.70	1.12	1.77	(0.27)	0.84
Distributions(b)
From net investment income	(0.74)(c)	(0.91)	(1.17)	(1.25)	(0.77)	(0.67)
Return of capital	—	(0.58)	(0.32)	(0.07)	—	(0.13)
Total distributions	(0.74)	(1.49)	(1.49)	(1.32)	(0.77)	(0.80)
Net asset value, end of period	$11.38	$12.10	$12.89	$13.26	$12.81	$13.85
Market price, end of period	$10.99	$11.78	$13.75	$12.66	$11.26	$13.43
Total Return(d)
Based on net asset value	0.45%(e)	5.76%	8.88%	15.35%	(1.34)%	6.48%
Based on market price	(0.36)%(e)	(3.48)%	21.65%	25.29%	(10.57)%	17.74%
Ratios to Average Net Assets(f)
Total expenses	2.15%(g)	2.61%	2.95%	2.88%	2.17%	1.55%
Total expenses after fees waived and/or reimbursed	2.15%(g)	2.61%	2.95%	2.87%	2.17%	1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.02%(g)	1.04%	1.07%	1.04%	1.15%	1.14%
Net investment income	6.45%(g)	7.33%	8.84%	9.45%	6.36%	4.76%
Supplemental Data
Net assets, end of period (000)	$403,418	$428,588	$455,119	$467,336	$451,188	$487,833
Borrowings outstanding, end of period (000)	$94,000	$117,000	$143,000	$144,000	$147,000	$223,000
Asset coverage, end of period per $1,000 of bank borrowings(h)	$5,292	$4,663	$4,183	$4,245	$4,069	$3,188
Portfolio turnover rate	19%	36%	36%	25%	14%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BKT
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)

Net asset value, beginning of period	$11.51	$11.81	$12.73	$13.10	$16.94	$18.54
Net investment income(b)	0.22	0.25	0.36	0.32	0.43	0.70
Net realized and unrealized gain (loss)	(0.19)	0.70	(0.22)	0.37	(3.24)	(1.06)
Net increase (decrease) from investment operations	0.03	0.95	0.14	0.69	(2.81)	(0.36)
Distributions(c)
From net investment income	(0.53)(d)	(0.43)	(0.41)	(0.39)	(0.49)	(0.89)
Return of capital	—	(0.63)	(0.65)	(0.67)	(0.54)	(0.35)
Total distributions	(0.53)	(1.06)	(1.06)	(1.06)	(1.03)	(1.24)
Dilutive effect of rights offer (Note 11)	—	(0.19)	—	—	—	—
Net asset value, end of period	$11.01	$11.51	$11.81	$12.73	$13.10	$16.94
Market price, end of period	$10.72	$11.04	$11.52	$12.18	$12.34	$16.95
Total Return(e)
Based on net asset value	0.43%(f)	6.78%	1.32%	6.03%	(16.67)%	(2.01)%
Based on market price	1.95%(f)	5.01%	3.29%	7.69%	(21.50)%	(0.23)%
Ratios to Average Net Assets(g)
Total expenses	2.05%(h)	1.97%	2.75%	3.23%	1.65%	0.94%
Total expenses after fees waived and/or reimbursed	2.05%(h)	1.97%	2.75%	3.23%	1.64%	0.94%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.89%(h)	0.91%	0.93%	0.92%	0.95%	0.90%
Net investment income	3.98%(h)	2.14%	2.96%	2.50%	2.94%	3.91%
Supplemental Data
Net assets, end of period (000)	$356,763	$372,882	$251,630	$271,329	$279,035	$360,752
Borrowings outstanding, end of period (000)	$128,535	$84,693	$76,794	$111,020	$115,764	$115,184
Portfolio turnover rate(i)	92%	223%	269%	221%	237%	248%

(a)
Per share operating performance amounts have been adjusted to reflect a 1-for-3 reverse stock split prior to the open of trading on the NYSE on October 18, 2022 for common stockholders of record as of the close of business on October 17, 2022.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	46%	112%	133%	106%	122%	119%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BLW
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$13.90	$14.04	$14.11	$13.51	$16.44	$16.93
Net investment income(a)	0.50	1.06	1.14	1.11	0.97	1.00
Net realized and unrealized gain (loss)	(0.47)	0.16	0.12	0.70	(2.82)	(0.31)
Net increase (decrease) from investment operations	0.03	1.22	1.26	1.81	(1.85)	0.69
Distributions(b)
From net investment income	(0.68)(c)	(1.07)	(1.18)	(1.07)	(0.92)	(1.02)
Return of capital	—	(0.29)	(0.15)	(0.14)	(0.16)	(0.16)
Total distributions	(0.68)	(1.36)	(1.33)	(1.21)	(1.08)	(1.18)
Net asset value, end of period	$13.25	$13.90	$14.04	$14.11	$13.51	$16.44
Market price, end of period	$12.49	$13.74	$14.13	$13.98	$13.07	$16.85
Total Return(d)
Based on net asset value	0.42%(e)	9.11%	9.34%	14.41%	(10.96)%	4.18%(f)
Based on market price	(4.24)%(e)	7.17%	11.06%	17.17%	(15.96)%	13.55%
Ratios to Average Net Assets(g)
Total expenses	3.20%(h)	3.70%(i)	4.47%	3.64%	2.04%	1.18%
Total expenses after fees waived and/or reimbursed	3.20%(h)	3.70%(i)	4.47%	3.64%	2.04%	1.18%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	0.99%(h)	0.98%	1.01%	0.94%	0.96%	0.92%
Net investment income	7.40%(h)	7.62%	8.13%	8.10%	6.70%	5.90%
Supplemental Data
Net assets, end of period (000)	$518,145	$543,316	$514,291	$503,770	$482,587	$587,146
Borrowings outstanding, end of period (000)	$281,235	$290,501	$337,676	$276,235	$275,639	$312,356
Portfolio turnover rate(j)	27%	48%	95%	106%	77%	66%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.68% and 3.68%, respectively.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	26%	44%	75%	70%	58%	52%
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BIT
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$13.91	$14.50	$14.76	$13.78	$14.66	$17.98	$17.66
Net investment income(a)	0.45	0.93	0.99	0.16	0.91	1.03	1.13
Net realized and unrealized gain (loss)	(0.32)	0.13	0.23	1.07	(0.31)	(2.87)	0.67
Net increase (decrease) from investment operations	0.13	1.06	1.22	1.23	0.60	(1.84)	1.80
Distributions(b)
From net investment income	(0.74)(c)	(0.93)	(0.97)	(0.17)	(0.89)	(1.07)	(1.11)
Return of capital	—	(0.55)	(0.51)	(0.08)	(0.59)	(0.41)	(0.37)
Total distributions	(0.74)	(1.48)	(1.48)	(0.25)	(1.48)	(1.48)	(1.48)
Dilutive effect of rights offer (Note 11)	—	(0.17)	—	—	—	—	—
Net asset value, end of period	$13.30	$13.91	$14.50	$14.76	$13.78	$14.66	$17.98
Market price, end of period	$12.52	$13.06	$14.60	$15.00	$14.09	$14.43	$18.90
Total Return(d)
Based on net asset value	1.29%(e)	6.68%	8.66%	8.95%(e)	4.08%	(10.47)%(f)	10.55%
Based on market price	1.56%(e)	(0.53)%	7.66%	8.29%(e)	8.12%	(16.16)%	31.13%
Ratios to Average Net Assets(g)
Total expenses	3.22%(h)	3.26%(i)	4.29%	4.29%(h)(j)	3.92%	1.99%	1.70%
Total expenses after fees waived and/or reimbursed	3.22%(h)	3.26%(i)	4.28%	4.29%(h)(j)	3.92%	1.99%	1.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	1.30%(h)	1.25%	1.33%	1.34%(h)(j)	1.32%	1.34%	1.42%
Net investment income	6.66%(h)	6.58%	6.77%	6.64%(h)	6.26%	6.39%	6.14%
Supplemental Data
Net assets, end of period (000)	$758,742	$793,822	$577,856	$558,173	$520,821	$552,552	$676,391
Borrowings outstanding, end of period (000)	$443,077	$336,421	$347,481	$284,576	$285,633	$288,231	$386,820
Portfolio turnover rate(k)	59%	48%	134%	28%	151%	112%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.25% and 3.25%, respectively.
(j)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense would have been 4.35%, 4.35% and 1.40%, respectively

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Portfolio turnover rate (excluding MDRs)	57%	43%	99%	17%	91%	77%	58%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Debt Strategies Fund, Inc.	DSU	Maryland	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Prior Year Reorganization:  The Board of BKT (the “Acquiring Fund”) and the Board and shareholders of BlackRock Enhanced Government Fund, Inc. (“EGF”) (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued Common Shares of the Acquiring Fund.
Each Common Shareholder of the Target Fund received Common Shares of the Acquiring Fund in an amount equal to the aggregate NAV of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on March 21, 2025, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.
The reorganization was accomplished by a tax-free exchange of Common Shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund	Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	BKT’s Share Class	Shares of BKT
EGF	Common	3,551,598	0.84020511	Common	2,984,042 (a)

(a)	Net of fractional shares redeemed.
The Target Fund’s net assets and composition of net assets on March 21, 2025, the valuation date of the reorganization, were as follows:
Net assets	$35,673,791
Paid-in-capital	65,879,865
Accumulated loss	(30,206,074)
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $254,726,957. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $290,400,748. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
EGF	$ 33,806,434	$ 34,864,291
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on March 24, 2025.
Assuming the reorganization had been completed on January 1, 2025, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the period ended December 31, 2025, were as follows:
• Net investment income: $6,419,192
• Net realized and change in unrealized gain/loss on investments: $19,246,882
• Net increase in net assets resulting from operations: $25,666,074

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since March 24, 2025.
Reorganization costs incurred by BKT in connection with the reorganization were expensed by BKT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared quarterly and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
DSU	Azuria Water Solutions, Inc.	$140,060	$ 139,746	$139,575	$ (171)
	Chicago U.S. Midco III LP	256,791	256,791	256,265	(526)
	Citrin Cooperman Advisors LLC	532,010	526,690	500,175	(26,515)
	CoreWeave Financing DDTL V LLC	950,492	940,987	969,302	28,315
	CP Iris HoldCo I, Inc.	44,696	44,582	42,394	(2,188)
	Kaman Corp.	45,806	45,748	45,708	(40)
	Pinnacle Buyer LLC	167,889	167,889	168,099	210
	Pye-Barker Fire & Safety LLC	139,192	139,192	139,366	174
	Radiate Holdco LLC	63,579	63,579	63,468	(111)
	Raven Acquisition Holdings LLC	36,543	36,360	36,030	(330)
					$ (1,182)
FRA	Azuria Water Solutions, Inc.	$120,087	$ 119,816	$119,671	(145)
	Chicago U.S. Midco III LP	217,630	217,630	217,184	(446)
	Citrin Cooperman Advisors LLC	438,518	434,133	412,277	(21,856)
	CoreWeave Financing DDTL V LLC	812,497	804,372	828,576	24,204
	CP Iris HoldCo I, Inc.	36,700	36,551	34,809	(1,742)
	Kaman Corp.	44,472	44,416	44,377	(39)
	Pinnacle Buyer LLC	148,627	148,627	148,813	186
	Pye-Barker Fire & Safety LLC	121,327	121,327	121,479	152
	Radiate Holdco LLC	61,926	61,926	61,818	(108)
	Raven Acquisition Holdings LLC	37,531	37,343	37,004	(339)
					$ (133)
BLW	Azuria Water Solutions, Inc.	$76,189	$ 76,015	$75,926	(89)
	Chicago U.S. Midco III LP	136,741	136,741	136,461	(280)
	Citrin Cooperman Advisors LLC	278,248	276,388	267,117	(9,271)
	CoreWeave Financing DDTL V LLC	528,768	523,480	539,232	15,752
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BLW (continued)	CP Iris HoldCo I, Inc.	$23,697	$ 23,517	$22,476	$ (1,041)
	Kaman Corp.	26,683	26,650	26,627	(23)
	Pinnacle Buyer LLC	92,404	92,404	92,520	116
	Pye-Barker Fire & Safety LLC	76,939	76,939	77,035	96
	Radiate Holdco LLC	38,516	38,516	38,449	(67)
	Raven Acquisition Holdings LLC	21,728	21,620	21,424	(196)
					$ 4,997
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2026, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
BKT	$ 132,782,531	3.16%
BLW	325,234,188	3.53
BIT	416,615,854	3.54
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BKT’s, BLW’s and BIT’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount(b)
BKT
HSBC Securities (USA), Inc.	$ (5,253,198)	$ 5,234,323	$ —	$ (18,875)
U.S. Bancorp Investments, Inc.	(618,516)	614,760	—	(3,756)
Wells Fargo Securities, LLC	(122,663,352)	122,663,352	—	—
	$ (128,535,066)	$ 128,512,435	$ —	$ (22,631)

(a)
Collateral, if any, with a value of $133,037,568 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount
BLW
Barclays Bank PLC	$ (13,783,235)	$ 13,783,235	$ —	$ —
Barclays Capital, Inc.	(30,287,100)	30,287,100	—	—
BNP Paribas SA	(39,788,826)	39,788,826	—	—
BofA Securities, Inc.	(20,280,757)	20,280,757	—	—
Citigroup Global Markets, Inc.	(1,076,368)	1,076,368	—	—
Credit Agricole Corporate and Investment Bank	(1,711,949)	1,711,949	—	—
Goldman Sachs & Co. LLC	(1,139,572)	1,139,572	—	—
HSBC Bank PLC	(1,457,735)	1,457,735	—	—
HSBC Securities (USA), Inc.	(1,498,561)	1,498,561	—	—
J.P. Morgan Securities LLC	(6,740,626)	6,740,626	—	—
Morgan Stanley & Co. LLC	(1,824,795)	1,824,795	—	—
Nomura Securities International, Inc.	(16,036,265)	16,036,265	—	—
RBC Capital Markets, LLC	(3,497,335)	3,497,335	—	—
TD Securities (USA) LLC	(60,188,001)	60,188,001	—	—
U.S. Bancorp Investments, Inc.	(70,824,683)	70,824,683	—	—
Wells Fargo Securities, LLC	(11,098,866)	11,098,866	—	—
	$ (281,234,674)	$ 281,234,674	$ —	$ —

(a)
Net collateral, including accrued interest, if any, with a value of $315,180,512 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount
BIT
Banco Santander SA	$ (490,015)	$ 490,015	$ —	$ —
Barclays Bank PLC	(44,023,160)	44,023,160	—	—
Barclays Capital, Inc.	(16,281,751)	16,281,751	—	—
BNP Paribas SA	(42,441,987)	42,441,987	—	—
BofA Securities, Inc.	(31,114,433)	31,114,433	—	—
Citigroup Global Markets, Inc.	(678,368)	678,368	—	—
Goldman Sachs & Co. LLC	(141,220)	141,220	—	—
HSBC Securities (USA), Inc.	(14,032,808)	14,032,808	—	—
J.P. Morgan Securities LLC	(26,461,186)	26,461,186	—	—
Morgan Stanley & Co. LLC	(4,464,498)	4,464,498	—	—
Nomura Securities International, Inc.	(307,707)	307,707	—	—
RBC Capital Markets, LLC	(131,611,921)	131,611,921	—	—
TD Securities (USA) LLC	(37,811,321)	37,811,321	—	—
U.S. Bancorp Investments, Inc.	(93,216,298)	93,216,298	—	—
	$ (443,076,673)	$ 443,076,673	$ —	$ —

(a)
Net collateral, including accrued interest, if any, with a value of $488,580,492 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the  Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, DSU and FRA pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage:
	DSU	FRA
Investment advisory fees	0.55%	0.75%
For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities.
For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For such services, BIT pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For purposes of calculating these fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to BLW and BIT, the Manager also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Distribution Fees:  The Funds have entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of the Funds common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of the Funds’ common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2026, amounted to $48,989, $0, $0, $0 and $0 for each of DSU, FRA, BKT, BLW and BIT respectively.
Administration:  BKT has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the Fund’s average weekly net assets. For BKT, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 1,600
FRA	300
BKT	1,371
BLW	1,250
BIT	2,588
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. These amounts are included in fees waived and/or

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 37,968
FRA	4,290
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
DSU	$ —	$ —	$ 164,068,732	$ 156,216,183
FRA	—	—	102,317,285	132,492,922
BKT	493,933,167	465,204,134	12,435,015	7,142,491
BLW	19,840,273	20,723,916	205,406,003	214,484,626
BIT	76,286,946	52,567,911	680,226,814	623,285,132
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
BKT	$ 237,114,547	$ 237,265,247
BLW	11,896,680	11,910,273
BIT	29,105,695	29,139,925
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of December 31, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
DSU	$ (134,079,377)	$ —
FRA	(71,140,524)	—
BKT	(159,427,374)	—
BLW	(102,012,402)	—
BIT	(61,478,214)	(85,714)

(a)	Subject to limitations, amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DSU	$ 776,090,972	$ 4,738,331	$ (29,817,195)	$ (25,078,864)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FRA	$ 531,100,823	$ 1,850,287	$ (17,362,625)	$ (15,512,338)
BKT	550,992,753	6,397,598	(31,124,563)	(24,726,965)
BLW	821,038,895	10,354,433	(19,854,030)	(9,499,597)
BIT	1,198,256,422	15,607,733	(22,777,461)	(7,169,728)
9.
BANK BORROWINGS
DSU and FRA are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to DSU and FRA. As of period end, DSU and FRA have not received any notice to terminate. DSU and FRA have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:
Fund Name	Commitment Amounts
DSU	$ 276,000,000
FRA	255,000,000
Advances will be made by SSB to DSU and FRA, at DSU’s and FRA’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One Month Term SOFR are subject to a 0% floor.
In addition, DSU and FRA paid a commitment fee (based on the daily unused portion of the commitments).  Advances to DSU and FRA as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
DSU and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the six months ended June 30, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
DSU	$ 120,000,000	$ 103,298,343	4.50%
FRA	122,000,000	98,563,536	4.51
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
CAPITAL SHARE TRANSACTIONS
DSU is authorized to issue 400 million shares, all of which were initially classified as Common Shares. FRA and BKT are authorized to issue 200 million shares, all of which were initially classified as Common Shares. BLW and BIT are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for DSU’s, FRA’s, BKT’s, BLW’s and BIT’s  shares is $0.10, $0.10, $0.010, $0.001 and $0.001, respectively. The Board for DSU, FRA, BLW and BIT are each authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
As of the close of business on September 29, 2025, BKT issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of BKT’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every three rights held (1-for-3). The Offer expired on October 20, 2025. BKT received from the Offer gross proceeds of $87,126,281 for the issuance of 8,097,238 Common Shares. The rights offering resulted in $(0.19) or (1.63)% NAV dilution since the Common Shares were issued below BKT’s NAV. BKT received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
As of the close of business on  August 19, 2025, BIT issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of BIT’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every three rights held (1-for-3). The Offer expired on September 9, 2025. BIT received from the Offer gross proceeds of $185,596,458 for the issuance of 14,265,677 Common Shares. The rights offering resulted in $(0.17) or (1.22)% NAV dilution since the Common Shares were issued below BIT’s NAV. BIT received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Fund Name	06/30/26	12/31/25
DSU	91,820	184,457
FRA	—	130,112
BLW	14,664	148,923
BIT	—	103,861
For the six months ended June 30, 2026, shares issued and outstanding remained constant for FRA, BKT and BIT.
For the year ended December 31, 2025, Common Shares of BKT issued and outstanding increased by 2,984,071 as a result of reorganization of EGF with and into BKT.
For the year ended December 31, 2025, Common Shares of BKT issued and outstanding decreased by 29 as a result of a redemption of fractional shares from the reorganization of EGF with and into BKT.
For the year ended December 31, 2025, Common Shares of DSU, BLW and BIT issued and outstanding increased by 10,245,828, 2,297,599 and 2,851,856, respectively under the Shelf Offering.
BKT had previously adopted a discount management program (the “Program”), which consists of one measurement period beginning on July 9, 2026 and ending on September 30, 2026. Under the Program, the Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 7.50% during the 12-week measurement period. If the discount trigger is met and a tender offer is conducted, there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in such tender offer and there can be no assurance as to the effect that the Program will have on the market for the Trust’s shares or the discount at which the Trust’s shares may trade relative to its NAV.
DSU, FRA, BKT, BLW and BIT have each filed a prospectus with the SEC allowing them to issue an additional 30,000,000, 18,000,000, 25,000,000, 12,000,000 and 19,000,000 Common Shares, respectively, through a Shelf Offering. Under the Shelf Offering each Fund subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 28,221,677, 18,000,000, 25,000,000, 8,880,956 and 19,000,000 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the period ended June 30, 2026, DSU, FRA, BKT, BLW and BIT issued 2,451,565, 0, 0, 0 and 0 shares respectively under current Shelf Offering and the Trust’s prior Shelf Offering. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by the Funds in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
DSU	06/05/26	07/15/26	07/31/26	$ 0.098730
	06/05/26	08/14/26	08/31/26	0.098730
	06/05/26	09/15/26	09/30/26	0.098730
FRA	06/05/26	07/15/26	07/31/26	0.123840
	06/05/26	08/14/26	08/31/26	0.123840
	06/05/26	09/15/26	09/30/26	0.123840
BKT	06/05/26	07/15/26	07/31/26	0.088200
	06/05/26	08/14/26	08/31/26	0.088200
	06/05/26	09/15/26	09/30/26	0.088200
BLW	06/05/26	07/15/26	07/31/26	0.113200
	06/05/26	08/14/26	08/31/26	0.113200
	06/05/26	09/15/26	09/30/26	0.113200
BIT	06/05/26	07/15/26	07/31/26	0.123700
	06/05/26	08/14/26	08/31/26	0.123700
	06/05/26	09/15/26	09/30/26	0.123700
Notes to Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Debt Strategies Fund, Inc. (“DSU”), BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”), BlackRock Income Trust, Inc. (“BKT”), BlackRock Limited Duration Income Trust (“BLW”), and BlackRock Multi-Sector Income Trust (“BIT”) (collectively, the “Funds” and each, a “Fund”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) and each of BLW and BIT. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; (o) each Fund’s market discount/premium compared to peer funds; and (p) distributions.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open,

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with the Fund’s equity shelf program, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Fund; (iii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered DSU’s performance relative to DSU’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, DSU generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for DSU, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered FRA’s performance relative to FRA’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, FRA generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for FRA, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BKT’s performance relative to BKT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BKT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BKT, and that BlackRock has explained its rationale for this belief to the Board.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed and considered BLW’s performance relative to BLW’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BLW generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BLW, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BIT’s performance relative to BIT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BIT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BIT, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that DSU’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that FRA’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BKT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Expense Peers.
The Board noted that BLW’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BIT’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Expense Peers.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

each Fund may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each Fund’s assets will occur primarily through the appreciation of its investment portfolio.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BSL and each of BLW and BIT for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Additional Information

Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Fund employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Fund.
The distributions paid by each Fund for any particular month may be more or less than the amount of net investment income earned by each Fund during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Fund and is reported in each Fund’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Fund’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Fund’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed a Fund’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Fund’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Fund’s expense ratio and reducing the amount of assets the Fund has available for long term investment.
General Information
Each Fund’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including each Fund’s prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time-to-time, each Fund may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, each Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow each Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
Each Fund has filed a prospectus with the SEC in connection with its Shelf Offering. This report and the prospectus of each Fund are not offers to sell a Fund’s Common Shares or solicitations of an offer to buy a Fund’s Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of each Fund contains important information about the Fund, including its investment objectives, risk, charges and expenses. Investors are urged to read a Fund’s prospectus carefully and in its entirety before investing. Copies of each Fund’s final prospectus can be obtained from BlackRock at blackrock.com.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited(a)
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
(a) For BLW and BIT.

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BMO	BMO Capital Markets
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
IO	Interest Only
JSC	Joint Stock Company
LP	Limited Partnership
MTA	Month Treasury Average
PIK	Payment-in-Kind
PO	Principal Only
PR	Prerefunded
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced
Glossary of Terms Used in this Report

Want to know more?
blackrock.com | 800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEFT-BK3-06/26-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 – Investments

 (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

 (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: August 21, 2026